UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07215

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 17

Address of principal executive offices:	655 Broad Street, 6th Floor Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French 655 Broad Street, 6th Floor Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2023

Date of reporting period:	4/30/2023

Item 1 – Reports to Stockholders

PGIM TOTAL RETURN BOND FUND

SEMIANNUAL REPORT

APRIL 30, 2023

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2023 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2023 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Total Return Bond Fund informative and useful. The report covers performance for the six-month period ended April 30, 2023.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 11th-largest investment manager with more than $1.5 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Total Return Bond Fund

June 15, 2023

PGIM Total Return Bond Fund    3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 4/30/23 (without sales charges)	Average Annual Total Returns as of 4/30/23 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)

Class A	7.55	-4.67	0.30	1.29	—

Class C	7.16	-3.13	0.25	0.88	—

Class R	7.32	-1.79	0.71	1.37	—

Class Z	7.62	-1.22	1.24	1.90	—

Class R2	7.40	-1.61	0.84	N/A	0.36 (12/27/2017)

Class R4	7.54	-1.37	1.10	N/A	0.61 (12/27/2017)

Class R6	7.67	-1.12	1.33	1.98	—

Bloomberg US Aggregate Bond Index

	6.91	-0.43	1.18	1.32	—

Average Annual Total Returns as of 4/30/23 Since Inception (%)

Class R2, Class R4

(12/27/2017)

Bloomberg US Aggregate Bond Index	0.68

*Not annualized

Since Inception returns are provided for any share class that has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6

Maximum initial sales charge	3.25% of the public offering price	None	None	None	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $500,000 or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None	None	None	None

Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	0.75% (0.50% currently)	None	0.25%	None	None

Shareholder services fees	None	None	None	None	0.10%*	0.10%*	None

*Shareholder service fee reflects maximum allowable fees under a shareholder services plan.

Benchmark Definition

Bloomberg US Aggregate Bond Index—The Bloomberg US Aggregate Bond Index is unmanaged and represents securities that are taxable and dollar denominated. It covers the US investment-grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Total Return Bond Fund    5

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 4/30/23 (%)

AAA	54.3

AA	6.9

A	10.1

BBB	17.0

BB	7.7

B	2.8

CCC	1.2

Not Rated	3.6

Cash/Cash Equivalents	-3.6

Total	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Distributions and Yields as of 4/30/23

	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)

Class A	0.40	5.04	5.01

Class C	0.35	4.48	4.47

Class R	0.38	4.97	4.70

Class Z	0.41	5.49	5.48

Class R2	0.39	5.08	5.02

Class R4	0.40	5.34	5.31

Class R6	0.42	5.59	5.58

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2023. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Total Return Bond Fund    7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Total Return Bond Fund		Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual Hypothetical	$1,000.00 $1,000.00	$1,075.50 $1,021.03	0.76% 0.76%	$3.91 $3.81

Class C	Actual Hypothetical	$1,000.00 $1,000.00	$1,071.60 $1,017.36	1.50% 1.50%	$7.70 $7.50

Class R	Actual Hypothetical	$1,000.00 $1,000.00	$1,073.20 $1,019.79	1.01% 1.01%	$5.19 $5.06

Class Z	Actual Hypothetical	$1,000.00 $1,000.00	$1,076.20 $1,022.36	0.49% 0.49%	$2.52 $2.46

Class R2	Actual Hypothetical	$1,000.00 $1,000.00	$1,074.00 $1,020.38	0.89% 0.89%	$4.58 $4.46

Class R4	Actual Hypothetical	$1,000.00 $1,000.00	$1,075.40 $1,021.62	0.64% 0.64%	$3.29 $3.21

Class R6	Actual Hypothetical	$1,000.00 $1,000.00	$1,076.70 $1,022.86	0.39% 0.39%	$2.01 $1.96

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2023, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2023 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments  (unaudited)

as of April 30, 2023

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS 102.5%

ASSET-BACKED SECURITIES 23.6%

Automobiles 0.9%

Avis Budget Rental Car Funding AESOP LLC,
Series 2019-02A, Class D, 144A	3.040%		09/22/25		20,000	$18,448,666
Series 2020-02A, Class A, 144A	2.020		02/20/27		27,000	24,858,905
Ford Auto Securitization Trust (Canada),
Series 2020-AA, Class B, 144A	1.872		06/15/26	CAD	6,600	4,612,912
Series 2020-AA, Class C, 144A	2.763		04/15/28	CAD	6,600	4,632,885
Ford Credit Auto Owner Trust,
Series 2020-02, Class C, 144A	1.740		04/15/33		17,892	16,362,189
Ford Credit Floorplan Master Owner Trust,
Series 2020-01, Class C	1.420		09/15/25		16,000	15,624,466
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A	1.680		12/27/27		91,400	81,263,566
Series 2021-02A, Class B, 144A	2.120		12/27/27		10,100	8,915,507
Hertz Vehicle Financing LLC,
Series 2021-01A, Class C, 144A	2.050		12/26/25		6,200	5,747,059
JPMorgan Chase Bank, NA,
Series 2020-01, Class D, 144A	1.886		01/25/28		159	157,109
Series 2020-01, Class E, 144A	3.715		01/25/28		169	168,107
Series 2020-01, Class R, 144A	33.784		01/25/28		17,410	19,951,987
Series 2020-02, Class D, 144A	1.487		02/25/28		329	322,648
Series 2020-02, Class R, 144A	31.355		02/25/28		6,299	7,122,094
Series 2021-01, Class E, 144A	2.365		09/25/28		998	964,948
Series 2021-01, Class F, 144A	4.280		09/25/28		3,800	3,486,745
Series 2021-01, Class R, 144A	28.348		09/25/28		5,913	6,199,019
Series 2021-02, Class F, 144A	4.393		12/26/28		6,163	5,704,398
Series 2021-02, Class G, 144A	8.482		12/26/28		4,100	3,879,181
Series 2021-03, Class F, 144A	3.694		02/26/29		2,900	2,544,539
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A	3.630		09/14/27		101,980	98,754,699
Series 2019-01A, Class B, 144A	3.950		11/14/28		25,000	24,026,712
Santander Bank, NA,
Series 2021-01A, Class E, 144A	6.171		12/15/31		4,250	3,560,755
Santander Consumer Auto Receivables Trust,
Series 2021-AA, Class R, 144A	0.000		08/15/28		27	1,542,033

						358,851,129

Collateralized Loan Obligations 21.0%

AlbaCore EURO CLO DAC (Ireland),
Series 02A, Class A2, 144A, 3 Month EURIBOR + 1.000% (Cap 3.200%, Floor 1.000%)	3.200	(c)	06/15/34	EUR	24,500	25,436,641

See Notes to Financial Statements.

PGIM Total Return Bond Fund    9

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Allegro CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	6.360%(c)	07/15/31		141,083	$139,280,876
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2020-16A, Class A1R, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	6.465(c)	01/19/35		57,250	55,926,735
Anchorage Capital Europe CLO DAC (Ireland),
Series 02A, Class AR, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	4.027(c)	04/15/34	EUR	47,000	50,198,783
Ares European CLO DAC (Ireland),
Series 11A, Class A1R, 144A, 3 Month EURIBOR + 0.770% (Cap N/A, Floor 0.770%)	3.947(c)	04/15/32	EUR	39,750	42,778,431
Armada Euro CLO DAC (Ireland),
Series 02A, Class A1, 144A, 3 Month EURIBOR + 0.760% (Cap N/A, Floor 0.760%)	3.414(c)	11/15/31	EUR	65,173	70,200,681
Series 02A, Class A3, 144A	1.500	11/15/31	EUR	14,373	15,031,065
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2016-07A, Class A1R2, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	6.058(c)	11/27/31		76,713	75,510,895
Aurium CLO DAC (Ireland),
Series 02A, Class A1RR, 144A, 3 Month EURIBOR + 0.930% (Cap N/A, Floor 0.930%)	3.822(c)	06/22/34	EUR	52,000	55,534,077
Series 02A, Class A2RR, 144A, 3 Month EURIBOR + 1.180% (Cap 3.280%, Floor 1.180%)	3.280(c)	06/22/34	EUR	22,500	23,329,430
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.960% (Cap N/A, Floor 0.000%)	6.233(c)	04/23/31		9,500	9,387,208
Series 2019-03A, Class AR, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)	6.421(c)	10/21/34		141,000	137,765,643
Bain Capital Euro CLO DAC (Ireland),
Series 2018-01A, Class A, 144A, 3 Month EURIBOR + 0.780% (Cap N/A, Floor 0.780%)	3.980(c)	04/20/32	EUR	76,829	83,058,078
Series 2021-01A, Class A, 144A, 3 Month EURIBOR + 0.880% (Cap N/A, Floor 0.880%)	4.057(c)	07/15/34	EUR	47,750	50,809,648
Barings CLO Ltd. (Cayman Islands),
Series 2020-02A, Class AR, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)	6.270(c)	10/15/33		26,925	26,622,988
Barings Loan Partners CLO Ltd. (Cayman Islands),
Series LP-02A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	6.350(c)	01/20/34		173,400	171,082,232

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Battalion CLO Ltd. (Cayman Islands),
Series 2017-11A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	6.423%(c)	04/24/34		114,000	$111,380,884
Series 2019-16A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	6.370(c)	12/19/32		92,500	90,845,480
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2020-21A, Class A1R, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)	6.430(c)	10/15/34		73,525	72,320,631
Blackrock European CLO Designated Activity Co. (Ireland),
Series 03A, Class AR, 144A, 3 Month EURIBOR + 0.880% (Cap N/A, Floor 0.880%)	4.099(c)	07/19/35	EUR	105,500	112,528,645
BlueMountain CLO Ltd. (Cayman Islands),
Series 2016-02A, Class A1R2, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	6.035(c)	08/20/32		118,500	116,488,889
BNPP AM Euro CLO DAC (Ireland),
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)	3.777(c)	04/15/31	EUR	47,051	50,537,217
Bosphorus CLO DAC (Ireland),
Series 06A, Class A, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	3.543(c)	05/25/34	EUR	123,800	132,399,401
Broad River BSL Funding CLO Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)	6.420(c)	07/20/34		19,410	19,022,180
Canyon Capital CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1R, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	6.360(c)	04/15/32		51,300	50,570,422
Carlyle Euro CLO DAC (Ireland),
Series 2019-01A, Class A1R, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	3.707(c)	03/15/32	EUR	172,250	185,388,518
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1A, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)	6.342(c)	07/27/31		2,480	2,453,790
Series 2015-05A, Class A1RR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)	6.330(c)	01/20/32		66,079	65,184,422
Carlyle Global Market Strategies Euro CLO DAC (Ireland),
Series 2014-03A, Class AA1R, 144A, 3 Month EURIBOR + 0.730% (Cap N/A, Floor 0.730%)	3.991(c)	01/25/32	EUR	24,978	26,962,342

See Notes to Financial Statements.

PGIM Total Return Bond Fund    11

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Carlyle US CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 0.000%)	6.270%(c)	04/20/31		6,750	$6,677,199
Series 2019-01A, Class A1AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)	6.330(c)	04/20/31		41,500	40,898,731
Series 2021-05A, Class A1, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	6.370(c)	07/20/34		170,500	166,924,939
Series 2021-11A, Class A, 144A, 3 Month LIBOR + 1.095% (Cap N/A, Floor 1.095%)	6.350(c)	01/25/33		160,750	158,455,117
CBAM Ltd. (Cayman Islands),
Series 2019-11RA, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	6.430(c)	01/20/35		72,425	70,962,428
Series 2020-12A, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	6.430(c)	07/20/34		89,850	88,109,004
CIFC European Funding CLO DAC (Ireland),
Series 03A, Class A, 144A, 3 Month EURIBOR + 1.050% (Cap N/A, Floor 1.050%)	4.227(c)	01/15/34	EUR	68,500	73,778,533
CIFC Funding Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 0.000%)	6.290(c)	04/20/31		8,500	8,416,067
Series 2021-05A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)	6.400(c)	07/15/34		61,250	60,068,151
Crestline Denali CLO Ltd. (Cayman Islands),
Series 2018-01A, Class AR, 144A, 3 Month LIBOR + 1.060% (Cap N/A, Floor 1.060%)	6.320(c)	10/15/31		107,000	105,575,252
Crown City CLO (Cayman Islands),
Series 2020-01A, Class A1AR, 144A, 3 Month LIBOR + 1.190% (Cap N/A, Floor 1.190%)	6.440(c)	07/20/34		59,500	58,354,429
Crown Point CLO Ltd. (Cayman Islands),
Series 2021-11A, Class A, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	6.380(c)	01/17/34		102,500	100,303,179
CVC Cordatus Loan Fund DAC (Ireland),
Series 03A, Class A2RR, 144A	1.750	08/15/32	EUR	5,300	5,478,703
Series 07A, Class ARR, 144A, 3 Month EURIBOR + 0.630% (Cap N/A, Floor 0.630%)	3.587(c)	09/15/31	EUR	110,885	119,359,149
Series 12A, Class A1R, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	3.961(c)	01/23/32	EUR	236,250	254,594,563
Series 12A, Class B2R, 144A	2.100	01/23/32	EUR	15,000	14,340,993
Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	3.517(c)	05/22/32	EUR	43,650	47,014,351
Series 21A, Class A1, 144A, 3 Month EURIBOR + 0.960% (Cap N/A, Floor 0.960%)	3.852(c)	09/22/34	EUR	15,000	15,982,676

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Elevation CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1R, 144A, 3 Month SOFR + 1.492% (Cap N/A, Floor 0.000%)	6.478%(c)	10/15/29		17,617	$17,517,379
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)	6.540(c)	07/15/29		6,186	6,140,531
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	6.380(c)	07/15/31		102,600	101,652,879
Series 2021-13A, Class A1, 144A, 3 Month LIBOR + 1.190% (Cap N/A, Floor 1.190%)	6.450(c)	07/15/34		45,100	44,020,324
Series 2021-14A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	6.450(c)	10/20/34		88,000	86,024,717
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	6.400(c)	04/20/34		112,250	110,214,335
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)	6.270(c)	04/15/31		100,418	99,386,818
Series 2018-01A, Class B, 144A, 3 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)	6.660(c)	04/15/31		10,000	9,735,214
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 0.000%)	6.358(c)	04/26/31		32,750	32,413,009
Henley CLO DAC (Ireland),
Series 03A, Class AR, 144A, 3 Month EURIBOR + 0.970% (Cap N/A, Floor 0.970%)	4.231(c)	12/25/35	EUR	43,250	45,937,390
Series 05A, Class B2, 144A	2.100	10/25/34	EUR	15,000	13,329,543
HPC Investment Partners CLO,
Series 2013-02RR, Class A1A, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 0.000%)	6.410(c)	10/20/29		11,476	11,398,662
Series 2013-02RR, Class A2, 144A, 3 Month LIBOR + 1.625% (Cap N/A, Floor 0.000%)	6.875(c)	10/20/29		1,025	1,010,205
HPS Loan Management Ltd. (Cayman Islands),
Series 11A-17, Class AR, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)	5.826(c)	05/06/30		39,702	39,344,723
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)	5.806(c)	02/05/31		7,449	7,394,218
Invesco Euro CLO DAC (Ireland),
Series 04A, Class B2, 144A	1.950	04/15/33	EUR	10,000	9,026,473
Jefferson Mill CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 0.000%)	6.425(c)	10/20/31		156,509	154,089,658

See Notes to Financial Statements.

PGIM Total Return Bond Fund    13

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Jubilee CLO DAC (Ireland),
Series 2013-10A, Class A1RR, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)	4.007%(c)	07/15/34	EUR	21,317	$22,685,202
Series 2013-10A, Class A2RR, 144A, 3 Month EURIBOR + 1.000% (Cap 3.100%, Floor 1.000%)	3.100(c)	07/15/34	EUR	30,000	30,929,766
KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	6.440(c)	01/15/31		1,354	1,340,773
Series 33A, Class A, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)	6.420(c)	07/20/34		89,750	88,049,686
Logan CLO Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)	6.410(c)	07/20/34		112,750	110,726,002
Madison Park Euro Funding DAC (Ireland),
Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.800% (Cap N/A, Floor 0.800%)	3.977(c)	07/15/32	EUR	94,380	101,448,680
Madison Park Funding Ltd. (Cayman Islands),
Series 2015-19A, Class A1R2, 144A, 3 Month LIBOR + 0.920% (Cap N/A, Floor 0.920%)	6.193(c)	01/22/28		3,159	3,135,611
Series 2016-21A, Class AARR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)	6.340(c)	10/15/32		186,000	183,222,332
Series 2021-38A, Class A, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	6.380(c)	07/17/34		94,500	92,374,591
Series 2021-59A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)	6.402(c)	01/18/34		49,525	48,930,923
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	6.381(c)	04/21/31		38,539	38,127,544
Series 2014-03A, Class BR, 144A, 3 Month LIBOR + 1.800% (Cap N/A, Floor 1.800%)	7.061(c)	04/21/31		17,500	16,881,326
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	6.400(c)	07/20/31		54,250	53,548,672
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	6.198(c)	10/12/30		117,905	116,629,861
Series 2019-01A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	6.510(c)	10/15/34		37,450	36,781,446
Northwoods Capital Euro DAC (Ireland),
Series 2020-21A, Class A1R, 144A, 3 Month EURIBOR + 0.870% (Cap N/A, Floor 0.870%)	4.081(c)	07/22/34	EUR	98,400	104,934,831

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Northwoods Capital Euro DAC (Ireland), (cont’d.)
Series 2020-21A, Class A2R, 144A, 3 Month EURIBOR + 1.150% (Cap 3.200%, Floor 1.150%)	3.200%(c)	07/22/34	EUR	19,000	$19,619,194
OAK Hill European Credit Partners DAC (Ireland),
Series 2017-06A, Class A1, 144A, 3 Month EURIBOR + 0.730% (Cap N/A, Floor 0.730%)	3.930(c)	01/20/32	EUR	25,899	27,898,322
Oaktree CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1R, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)	6.383(c)	04/22/30		105,500	103,919,315
OZLM Ltd. (Cayman Islands),
Series 2014-07RA, Class A1R, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)	6.270(c)	07/17/29		12,650	12,545,062
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	6.549(c)	10/30/30		3,229	3,205,820
Series 2018-20A, Class A1, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	6.300(c)	04/20/31		94,500	92,738,350
OZLME DAC (Netherlands),
Series 03A, Class A1, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	3.433(c)	08/24/30	EUR	65,695	70,978,132
Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1A4, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)	6.045(c)	05/21/34		144,500	141,926,065
Palmer Square European CLO DAC (Ireland),
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.930% (Cap N/A, Floor 0.930%)	4.107(c)	04/15/35	EUR	15,000	15,992,749
Series 2021-02A, Class A2, 144A, 3 Month EURIBOR + 1.300% (Cap 3.400%, Floor 1.300%)	3.400(c)	04/15/35	EUR	10,500	10,919,162
PPM CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)	6.410(c)	07/15/31		69,700	68,897,892
Providus CLO DAC (Ireland),
Series 02A, Class AR, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	3.927(c)	07/15/31	EUR	203,758	219,711,420
Race Point CLO Ltd. (Cayman Islands),
Series 2013-08A, Class AR2, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)	5.955(c)	02/20/30		850	841,379
Regatta Funding Ltd. (Cayman Islands),
Series 2016-01A, Class A1R2, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	6.113(c)	06/20/34		40,600	39,820,801

See Notes to Financial Statements.

PGIM Total Return Bond Fund    15

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Regatta Funding Ltd. (Cayman Islands), (cont’d.)
Series 2021-04A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	6.400%(c)	01/20/35		19,317	$18,939,040
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2021-03A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	6.430(c)	10/20/34		97,000	94,598,455
Romark CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 1.175%)	6.430(c)	07/25/31		37,000	36,567,056
Romark WM-R Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	6.280(c)	04/20/31		64,325	63,613,659
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-05RA, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	5.934(c)	05/07/31		75,000	74,164,733
Series 2017-10A, Class BR, 144A, 3 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)	6.800(c)	04/20/29		33,250	32,197,022
Signal Peak CLO Ltd.,
Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)	6.365(c)	04/25/31		2,850	2,821,643
Sound Point CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1R, 144A, 3 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)	6.230(c)	10/20/30		3,850	3,799,029
Series 2019-01A, Class AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)	6.330(c)	01/20/32		21,830	21,537,456
St. Pauls CLO DAC (Ireland),
Series 02A, Class AR4, 144A, 3 Month EURIBOR + 0.980% (Cap N/A, Floor 0.980%)	4.241(c)	10/25/35	EUR	34,750	36,877,535
St. Paul’s CLO DAC (Ireland),
Series 04A, Class ARR1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)	4.091(c)	04/25/30	EUR	104,161	112,891,781
Series 05A, Class ARR, 144A, 3 Month EURIBOR + 0.710% (Cap N/A, Floor 0.710%)	3.413(c)	02/20/30	EUR	105,447	114,181,514
Series 07A, Class ARR, 144A, 3 Month EURIBOR + 0.890% (Cap N/A, Floor 0.890%)	4.065(c)	07/18/34	EUR	90,050	96,213,630
Symphony CLO Ltd. (Cayman Islands),
Series 2016-18A, Class A1RR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	6.373(c)	07/23/33		121,000	119,312,921
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	6.479(c)	10/29/34		141,000	138,123,318

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

TCW CLO Ltd. (Cayman Islands), (cont’d.)
Series 2020-01A, Class A1RR, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)	6.410%(c)	04/20/34		47,500	$46,368,099
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)	6.500(c)	01/17/30		62,779	62,241,968
TIAA CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)	6.450(c)	07/20/31		3,250	3,211,062
Tikehau CLO DAC (Ireland),
Series 04A, Class A1, 144A, 3 Month EURIBOR + 0.900% (Cap N/A, Floor 0.900%)	4.077(c)	10/15/31	EUR	50,682	54,635,820
Toro European CLO DAC (Ireland),
Series 02A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)	4.251(c)	07/25/34	EUR	98,050	104,998,593
Series 03A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)	4.167(c)	07/15/34	EUR	115,250	123,441,204
Trimaran Cavu Ltd.,
Series 2019-01A, Class B, 144A, 3 Month LIBOR + 2.200% (Cap N/A, Floor 2.200%)	7.450(c)	07/20/32		33,500	32,935,703
Trinitas CLO Ltd. (Cayman Islands),
Series 2018-08A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	6.350(c)	07/20/31		70,000	69,109,558
Vendome Funding CLO Ltd. (Ireland),
Series 01A, Class A1R, 144A, 3 Month EURIBOR + 0.950% (Cap N/A, Floor 0.950%)	4.150(c)	07/20/34	EUR	61,900	66,157,733
Series 01A, Class A2R, 144A, 3 Month EURIBOR + 1.300% (Cap 3.400%, Floor 1.300%)	3.400(c)	07/20/34	EUR	24,000	24,857,060
Venture CLO Ltd. (Cayman Islands),
Series 2014-19A, Class ARR, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 1.260%)	6.520(c)	01/15/32		38,750	38,383,313
Series 2018-32A, Class A1, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	6.362(c)	07/18/31		38,373	37,808,052
Series 2021-42A, Class A1A, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)	6.390(c)	04/15/34		10,000	9,759,337
Vibrant CLO Ltd. (Cayman Islands),
Series 2018-09A, Class A1, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.430(c)	07/20/31		195,000	193,339,244
Voya CLO Ltd. (Cayman Islands),
Series 2019-03A, Class AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)	6.340(c)	10/17/32		139,500	137,601,335

See Notes to Financial Statements.

PGIM Total Return Bond Fund    17

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Voya CLO Ltd. (Cayman Islands), (cont’d.)
Series 2020-02A, Class A1R, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)	6.425%(c)	07/19/34		121,000	$118,726,713
Voya Euro CLO DAC (Ireland),
Series 01A, Class A, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	3.927(c)	10/15/30	EUR	53,667	58,009,504
Series 04A, Class AR, 144A, 3 Month EURIBOR + 0.970% (Cap N/A, Floor 0.970%)	4.147(c)	10/15/34	EUR	81,870	87,107,175
Wellfleet CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	6.450(c)	10/20/31		18,500	18,213,559
Zais CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 0.000%)	6.550(c)	04/15/30		46,550	45,972,598
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	6.450(c)	07/20/31		140,146	138,405,648

					8,567,848,753

Consumer Loans 0.5%

Fairstone Financial Issuance Trust (Canada),
Series 2020-01A, Class A, 144A	2.509	10/20/39	CAD	20,600	14,514,649
Lending Funding Trust,
Series 2020-02A, Class A, 144A	2.320	04/21/31		15,900	14,304,560
Lendmark Funding Trust,
Series 2019-02A, Class A, 144A	2.780	04/20/28		21,386	20,932,191
Series 2021-01A, Class C, 144A	3.410	11/20/31		1,300	1,075,510
Mariner Finance Issuance Trust,
Series 2019-AA, Class A, 144A	2.960	07/20/32		6,608	6,538,902
Series 2020-AA, Class A, 144A	2.190	08/21/34		25,800	24,833,981
OneMain Financial Issuance Trust,
Series 2020-01A, Class A, 144A	3.840	05/14/32		4,722	4,690,371
Series 2020-02A, Class A, 144A	1.750	09/14/35		68,400	61,637,990
Oportun Funding XIII LLC,
Series 2019-A, Class A, 144A	3.080	08/08/25		27,158	26,601,873
Oportun Funding XIV LLC,
Series 2021-A, Class A, 144A	1.210	03/08/28		33,577	32,054,578

					207,184,605

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Home Equity Loans 0.0%

ABFC Trust,
Series 2003-OPT01, Class A1, 1 Month LIBOR + 0.640% (Cap N/A, Floor 0.640%)	5.660%(c)	04/25/33	2,007	$1,944,402
Accredited Mortgage Loan Trust,
Series 2004-04, Class A2D, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)	5.004(c)	01/25/35	176	165,956
ACE Securities Corp. Home Equity Loan Trust,
Series 2003-HE01, Class M1, 1 Month LIBOR + 0.975% (Cap N/A, Floor 0.975%)	5.995(c)	11/25/33	360	342,155
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2003-11, Class AV2, 1 Month LIBOR + 0.740% (Cap N/A, Floor 0.740%)	5.190(c)	12/25/33	669	632,670
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2003-W10, Class M2, 1 Month LIBOR + 2.475% (Cap N/A, Floor 2.475%)	3.685(c)	01/25/34	18	16,863
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2004-HE09, Class M1, 1 Month LIBOR + 0.975% (Cap N/A, Floor 0.975%)	5.995(c)	12/25/34	1,293	1,169,488
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-HE08, Class M1, 1 Month LIBOR + 0.975% (Cap N/A, Floor 0.975%)	5.995(c)	09/25/34	206	197,295
Bear Stearns Asset-Backed Securities Trust,
Series 2002-02, Class A2, 1 Month LIBOR + 1.200% (Cap 11.000%, Floor 1.200%)	6.220(c)	10/25/32	15	14,805
CDC Mortgage Capital Trust,
Series 2003-HE03, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	6.070(c)	11/25/33	219	214,490
Floating Rate Mortgage Pass-Through Certificates,
Series 2001-02, Class M3, 1 Month LIBOR + 2.925% (Cap N/A, Floor 2.925%)	7.945(c)	10/25/31	37	34,209
GSAA Trust,
Series 2006-07, Class AF2	5.995(cc)	03/25/46	608	238,707
Home Equity Asset Trust,
Series 2003-03, Class M1, 1 Month LIBOR + 1.290% (Cap N/A, Floor 1.290%)	6.310(c)	08/25/33	427	412,791
Series 2004-07, Class M1, 1 Month LIBOR + 0.930% (Cap N/A, Floor 0.930%)	5.950(c)	01/25/35	41	40,862

See Notes to Financial Statements.

PGIM Total Return Bond Fund    19

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Home Equity Loans (cont’d.)

Merrill Lynch Mortgage Investors Trust,
Series 2003-OPT01, Class A3, 1 Month LIBOR + 0.720% (Cap N/A, Floor 0.720%)	5.740%(c)	07/25/34	162	$156,039
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-NC05, Class M1, 1 Month LIBOR + 1.275% (Cap N/A, Floor 1.275%)	6.295(c)	04/25/33	478	479,172
Series 2004-HE03, Class A4, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)	5.820(c)	03/25/34	483	438,021
Series 2004-HE08, Class A7, 1 Month LIBOR + 1.060% (Cap N/A, Floor 1.060%)	6.080(c)	09/25/34	663	601,089
New Century Home Equity Loan Trust,
Series 2003-A, Class A, 144A, 1 Month LIBOR + 0.720% (Cap N/A, Floor 0.720%)	3.834(c)	10/25/33	969	913,221
Series 2004-01, Class M1, 1 Month LIBOR + 0.885% (Cap 11.500%, Floor 0.885%)	5.905(c)	05/25/34	300	286,451

				8,298,686

Other 0.5%

Loandepot GMSR Master Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	7.748(c)	10/16/23	29,500	23,168,610
PNMAC FMSR Issuer Trust,
Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 3.650% (Cap N/A, Floor 0.000%)	8.670(c)	04/25/25	70,470	69,695,683
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	7.645(c)	06/25/24	132,480	124,861,419

				217,725,712

Residential Mortgage-Backed Securities 0.4%

Chase Funding Trust,
Series 2002-02, Class 1A5	6.333(cc)	04/25/32	44	43,383
Countrywide Asset-Backed Certificates,
Series 2003-BC05, Class 2A2, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)	5.720(c)	12/25/33	370	353,480
Series 2004-03, Class 3A3, 1 Month LIBOR + 0.760% (Cap N/A, Floor 0.760%)	5.780(c)	08/25/34	43	42,749
Countrywide Asset-Backed Certificates Trust,
Series 2004-04, Class 1A, 1 Month LIBOR + 0.420% (Cap N/A, Floor 0.420%)	5.440(c)	08/25/34	2,726	2,504,794

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)

Countrywide Asset-Backed Certificates Trust, (cont’d.)
Series 2004-06, Class 2A4, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	5.920%(c)	11/25/34		223	$210,523
Series 2004-06, Class 2A5, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.780%)	5.800(c)	11/25/34		247	231,689
Series 2004-BC04, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	6.070(c)	11/25/34		420	412,963
Credit Suisse Mortgage Trust,
Series 2018-RPL04, 144A	4.322	07/25/50		17,694	15,867,555
Credit-Based Asset Servicing & Securitization LLC,
Series 2004-CB08, Class M1, 1 Month LIBOR + 0.795% (Cap N/A, Floor 0.795%)	3.766(c)	12/25/35		707	677,498
GSAMP Trust,
Series 2004-AR01, Class M1, 1 Month LIBOR + 0.975% (Cap N/A, Floor 0.975%)	5.995(c)	06/25/34		1,496	1,442,569
Series 2005-HE03, Class M3, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	6.070(c)	06/25/35		370	367,797
Long Beach Mortgage Loan Trust,
Series 2004-02, Class M1, 1 Month LIBOR + 0.795% (Cap N/A, Floor 0.795%)	5.815(c)	06/25/34		94	89,344
LSF11 Boson Investments Sarl Compartment 2 (Spain),
Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 3.000%, Floor 0.000%)	3.898(c)	11/25/60	EUR	36,760	38,707,947
Merrill Lynch Mortgage Investors Trust,
Series 2004-OPT01, Class A1A, 1 Month LIBOR + 0.520% (Cap N/A, Floor 0.520%)	5.540(c)	06/25/35		22	21,890
Series 2004-OPT01, Class A2A, 1 Month LIBOR + 0.720% (Cap N/A, Floor 0.720%)	5.740(c)	06/25/35		324	319,642
Series 2004-WMC03, Class M2, 1 Month LIBOR + 1.845% (Cap N/A, Floor 1.845%)	6.865(c)	01/25/35		1,354	1,297,383
Rathlin Residential DAC (Ireland),
Series 2021-01A, Class A, 144A, 1 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)	4.403(c)	09/27/75	EUR	52,471	55,342,901
Specialty Underwriting & Residential Finance Trust,
Series 2003-BC02, Class M1, 1 Month LIBOR + 1.125% (Cap N/A, Floor 1.125%)	6.145(c)	06/25/34		550	520,746
Structured Asset Investment Loan Trust,
Series 2003-BC07, Class 3A2, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)	5.970(c)	07/25/33		553	531,646

See Notes to Financial Statements.

PGIM Total Return Bond Fund    21

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#			Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)

Structured Asset Investment Loan Trust, (cont’d.)
Series 2003-BC08, Class 3A3, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	5.920%(c)	08/25/33		25		$24,790
Series 2003-BC10, Class A4, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	6.020(c)	10/25/33		167		167,430
Series 2004-BNC01, Class A2, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	5.845(c)	09/25/34		780		738,532
Series 2004-BNC01, Class A4, 1 Month LIBOR + 0.940% (Cap N/A, Floor 0.940%)	5.785(c)	09/25/34		549		524,443
TFS (Spain),
Series 2018-03, Class A1^	0.000(s)	04/16/40	EUR	—(r	)	1
Series 2018-03, Class A1, 1 Month EURIBOR + 3.000%^	5.934(c)	03/15/26	EUR	53,184		55,555,898

						175,997,593

Small Business Loan 0.0%

United States Small Business Administration,
Series 2003-20I, Class 1	5.130	09/01/23		1		592

Student Loans 0.3%

Laurel Road Prime Student Loan Trust,
Series 2018-A, Class A, 144A	0.000	02/25/43		82,210		18,188,539
Series 2018-C, Class A, 144A	0.000(cc)	08/25/43		21,177		19,850,789
Series 2018-D, Class A, 144A	0.000(cc)	11/25/43		25,395		24,011,225
Series 2019-A, Class R, 144A	0.000	10/25/48		39,897		6,814,834
Navient Private Education Refi Loan Trust,
Series 2020-GA, Class B, 144A	2.500	09/16/69		6,200		4,882,332
SoFi RR Funding II Trust,
Series 2019-01, Class A, 144A, 1 Month LIBOR + 2.250% (Cap N/A, Floor 1.250%)	7.270(c)	11/29/24		9,022		9,021,555
SoFi RR Funding III Trust,
Series 2020-01, Class A, 144A, 1 Month LIBOR + 2.250% (Cap N/A, Floor 1.250%)	7.270(c)	11/29/24		28,719		28,717,512

						111,486,786

TOTAL ASSET-BACKED SECURITIES (cost $10,146,829,306)						9,647,393,856

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES 10.1%
20 Times Square Trust,
Series 2018-20TS, Class G, 144A (original cost $35,678,061; purchased 05/09/18)(f)	3.203%(cc)	05/15/35	39,245	$24,331,900
Series 2018-20TS, Class H, 144A (original cost $35,625,556; purchased 05/09/18)(f)	3.203(cc)	05/15/35	40,253	22,943,925
Assurant Commercial Mortgage Trust,
Series 2016-01A, Class B, 144A	4.209(cc)	05/15/49	7,683	7,135,204
BANK,
Series 2019-BN20, Class A2	2.758	09/15/62	50,400	44,405,706
Series 2019-BN21, Class A3	2.458	10/17/52	508	505,907
Series 2019-BN21, Class XB, IO	0.479(cc)	10/17/52	206,158	4,142,395
Series 2019-BN24, Class A2	2.707	11/15/62	70,000	61,511,205
Series 2020-BN29, Class A3	1.742	11/15/53	37,450	29,854,687
Bank of America Merrill Lynch Commercial Mortgage Trust,
Series 2016-UB10, Class A3	2.903	07/15/49	2,096	1,960,627
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class A, 144A	2.937	08/14/36	17,450	15,286,402
Series 2016-ETC, Class B, 144A	3.189	08/14/36	6,970	5,896,579
Series 2016-ETC, Class C, 144A	3.391	08/14/36	5,770	4,710,526
Series 2016-ETC, Class D, 144A	3.729(cc)	08/14/36	21,720	16,873,875
Series 2016-ETC, Class E, 144A	3.729(cc)	08/14/36	13,900	9,836,261
Series 2018-CHRS, Class D, 144A	4.409(cc)	08/05/38	19,295	13,448,086
Series 2019-C03, Class A3	3.319	05/15/52	30,000	27,710,127
Series 2020-BID, Class A, 144A, 1 Month LIBOR + 2.140% (Cap N/A, Floor 2.140%)	7.088(c)	10/15/37	35,000	33,830,223
Series 2020-C08, Class XB, IO	1.145(cc)	10/15/53	119,592	7,730,678
BBCCRE Trust,
Series 2015-GTP, Class A, 144A	3.966	08/10/33	16,700	15,702,160
Benchmark Mortgage Trust,
Series 2019-B10, Class A3	3.455	03/15/62	40,000	36,799,320
Series 2019-B11, Class A4	3.281	05/15/52	61,825	56,470,652
Series 2019-B12, Class A4	2.859	08/15/52	81,000	72,080,928
Series 2019-B13, Class A3	2.701	08/15/57	38,700	33,823,456
Series 2019-B14, Class A3	3.090	12/15/62	48,180	44,733,824
Series 2019-B14, Class A4	2.795	12/15/62	57,600	50,586,520
Series 2020-B17, Class A4	2.042	03/15/53	95,550	79,067,940
Series 2020-B21, Class A4	1.704	12/17/53	37,450	30,194,092
BX Commercial Mortgage Trust,
Series 2019-XL, Class F, 144A, 1 Month SOFR + 2.114% (Cap N/A, Floor 2.114%)	7.004(c)	10/15/36	46,300	44,986,993
Series 2019-XL, Class G, 144A, 1 Month SOFR + 2.414% (Cap N/A, Floor 2.414%)	7.304(c)	10/15/36	90,857	87,974,813

See Notes to Financial Statements.

PGIM Total Return Bond Fund    23

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
CCUBS Commercial Mortgage Trust,
Series 2017-C01, Class A3	3.283%(cc)	11/15/50	37,610	$34,769,099
CD Mortgage Trust,
Series 2017-CD04, Class A3	3.248	05/10/50	55,314	51,264,199
Series 2017-CD06, Class A4	3.190	11/13/50	81,000	74,656,825
Series 2018-CD07, Class A3	4.013	08/15/51	27,250	25,867,528
CF Mortgage Trust,
Series 2020-P01, Class A1, 144A	2.840(cc)	04/15/25	23,278	22,337,461
CFK Trust,
Series 2019-FAX, Class A, 144A	4.075	01/15/39	14,250	13,456,665
Series 2019-FAX, Class B, 144A	4.362	01/15/39	21,052	19,483,904
CG-CCRE Commercial Mortgage Trust,
Series 2014-FL02, Class A, 144A, 1 Month LIBOR + 1.854% (Cap N/A, Floor 1.854%)	6.802(c)	11/15/31	1,784	1,749,342
CGMS Commercial Mortgage Trust,
Series 2017-B01, Class A3	3.197	08/15/50	19,710	18,295,573
Citigroup Commercial Mortgage Trust,
Series 2015-P01, Class XB, IO	0.053(cc)	09/15/48	58,898	62,903
Series 2017-C04, Class A3	3.209	10/12/50	76,000	70,415,702
Series 2017-P07, Class A3	3.442	04/14/50	16,268	15,294,871
Series 2019-GC41, Class A4	2.620	08/10/56	105,000	91,852,530
Series 2019-SMRT, Class D, 144A	4.903(cc)	01/10/36	11,000	10,695,992
Series 2020-GC46, Class A4	2.477	02/15/53	90,000	76,850,640
CityLine Commercial Mortgage Trust,
Series 2016-CLNE, Class B, 144A	2.871(cc)	11/10/31	40,376	39,024,627
Series 2016-CLNE, Class C, 144A	2.871(cc)	11/10/31	15,000	14,363,957
Cold Storage Trust,
Series 2020-ICE05, Class E, 144A, 1 Month LIBOR + 2.766% (Cap N/A, Floor 2.766%)	7.713(c)	11/15/37	50,860	49,634,399
Commercial Mortgage Trust,
Series 2014-UBS03, Class A3	3.546	06/10/47	11,886	11,580,194
Series 2014-UBS04, Class A4	3.420	08/10/47	10,300	9,985,162
Series 2014-UBS06, Class A4	3.378	12/10/47	12,005	11,558,505
Series 2017-COR02, Class A2	3.239	09/10/50	99,501	92,917,267
Series 2018-COR03, Class A2	3.961	05/10/51	55,000	52,285,448
Series 2019-GC44, Class A4	2.698	08/15/57	34,500	30,181,794
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	7.098(c)	05/15/36	126,541	123,969,789
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A2, 144A	3.953	09/15/37	99,640	89,723,708
Series 2016-NXSR, Class A4	3.795(cc)	12/15/49	13,245	12,479,689
CSAIL Commercial Mortgage Trust,
Series 2015-C03, Class XB, IO	0.250	08/15/48	86,961	399,081

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
CSAIL Commercial Mortgage Trust, (cont’d.)
Series 2018-CX11, Class A3	4.095%	04/15/51	11,457	$11,323,015
Series 2019-C16, Class A2	3.067	06/15/52	38,000	34,123,441
Series 2019-C17, Class A4	2.763	09/15/52	37,150	32,173,301
DBGS Mortgage Trust,
Series 2018-BIOD, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	6.948(c)	05/15/35	3,882	3,706,004
DBWF Mortgage Trust,
Series 2016-85T, Class D, 144A	3.935(cc)	12/10/36	23,960	17,444,397
Series 2016-85T, Class E, 144A	3.935(cc)	12/10/36	22,177	14,051,591
Deutsche Bank Commercial Mortgage Trust,
Series 2017-C06, Class A4	3.071	06/10/50	6,850	6,376,098
Eleven Madison Mortgage Trust,
Series 2015-11MD, Class C, 144A	3.673(cc)	09/10/35	30,650	23,705,565
FHLMC Multifamily Structured Pass-Through Certificates,
Series K0038, Class X1, IO	1.230(cc)	03/25/24	135,932	862,365
Series K0043, Class X1, IO	0.634(cc)	12/25/24	70,876	531,960
Series K0044, Class X1, IO	0.866(cc)	01/25/25	329,442	3,586,927
Series K0052, Class X1, IO	0.768(cc)	11/25/25	282,621	3,619,893
Series K0053, Class X1, IO	1.013(cc)	12/25/25	131,613	2,563,718
Series K0055, Class X1, IO	1.477(cc)	03/25/26	257,970	8,699,279
Series K0058, Class XAM, IO	0.942(cc)	08/25/26	59,334	1,428,769
Series K0069, Class X1, IO	0.475(cc)	09/25/27	521,022	7,156,649
Series K0087, Class X1, IO	0.511(cc)	12/25/28	419,766	7,583,830
Series K0090, Class X1, IO	0.856(cc)	02/25/29	458,787	16,175,191
Series K0091, Class X1, IO	0.706(cc)	03/25/29	552,152	15,569,642
Series K0092, Class XAM, IO	1.126(cc)	04/25/29	53,046	2,760,296
Series K0093, Class X1, IO	1.093(cc)	05/25/29	406,887	18,762,526
Series K0095, Class X1, IO	1.084(cc)	06/25/29	518,535	24,386,663
Series K0096, Class XAM, IO	1.523(cc)	07/25/29	56,489	4,128,775
Series K0097, Class X1, IO	1.220(cc)	07/25/29	527,712	29,256,545
Series K0101, Class X1, IO	0.947(cc)	10/25/29	467,630	20,515,205
Series K0108, Class X1, IO	1.810(cc)	03/25/30	327,374	30,298,817
Series K0114, Class X1, IO	1.211(cc)	06/25/30	256,842	16,370,595
Series K0735, Class X1, IO	1.094(cc)	05/25/26	257,614	6,032,376
Series K1513, Class X1, IO	0.993(cc)	08/25/34	333,984	21,027,739
Series Q001, Class XA, IO	2.113(cc)	02/25/32	25,376	2,053,723
Series Q002, Class XA, IO	1.013(cc)	07/25/33	32,839	1,565,148
FREMF Mortgage Trust,
Series 2013-K32, Class X2A, IO, 144A	0.100	10/25/46	400,706	3,126
Greystone Commercial Capital Trust,
Series 2021-03, Class A, 144A, 1 Month LIBOR + 2.230% (Cap N/A, Floor 2.230%)	7.178(c)	08/01/23	174,000	169,199,236

See Notes to Financial Statements.

PGIM Total Return Bond Fund    25

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
GS Mortgage Securities Corportation Trust,
Series 2021-IP, Class A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)	5.898%(c)	10/15/36	6,770	$6,338,908
GS Mortgage Securities Trust,
Series 2013-GC16, Class XA, IO	1.150(cc)	11/10/46	19,867	34,215
Series 2014-GC22, Class XB, IO	0.451(cc)	06/10/47	37,110	117,405
Series 2015-GC32, Class XB, IO	0.010(cc)	07/10/48	60,188	11,032
Series 2019-GC39, Class A3	3.307	05/10/52	73,000	66,075,461
Series 2019-GC40, Class A3	2.904	07/10/52	50,000	44,272,640
Series 2019-GSA01, Class A2	2.613	11/10/52	9,649	9,001,041
Series 2019-GSA01, Class A3	2.794	11/10/52	42,000	36,873,971
IMT Trust,
Series 2017-APTS, Class AFX, 144A	3.478	06/15/34	7,630	7,381,138
Independence Plaza Trust,
Series 2018-INDP, Class E, 144A	4.996	07/10/35	4,000	3,646,788
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C23, Class XA, IO	0.739(cc)	09/15/47	43,429	237,580
Series 2014-C24, Class A3	3.098	11/15/47	5,977	5,760,006
Series 2014-C25, Class A4A1	3.408	11/15/47	3,753	3,624,096
Series 2014-C26, Class A3	3.231	01/15/48	8,392	8,063,900
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP07, Class A4	3.195	09/15/50	70,600	64,472,803
Series 2019-COR04, Class A3	3.763	03/10/52	31,250	29,235,472
Series 2019-COR04, Class A4	3.758	03/10/52	31,675	29,181,439
Series 2019-COR05, Class A3	3.123	06/13/52	38,600	33,942,613
Series 2019-COR05, Class XB, IO	1.112(cc)	06/13/52	65,497	3,127,370
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C05, Class A4	3.414	03/15/50	26,127	24,730,037
Series 2017-C07, Class A4	3.147	10/15/50	70,000	64,870,981
Series 2019-COR06, Class A3	2.795	11/13/52	80,750	70,525,346
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP03, Class A4	2.627	08/15/49	29,771	27,336,059
LSTAR Commercial Mortgage Trust,
Series 2017-05, Class A4, 144A	3.390	03/10/50	8,500	8,257,348
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C31, Class A5	3.102	11/15/49	11,509	10,684,996
Morgan Stanley Capital I Trust,
Series 2015-UBS08, Class A4	3.809	12/15/48	13,800	13,209,181
Series 2017-H01, Class A4	3.259	06/15/50	51,175	47,702,178
Series 2018-H03, Class A4	3.914	07/15/51	8,100	7,666,554
Series 2018-H04, Class A3	4.043	12/15/51	18,525	17,702,777
Series 2019-H06, Class A3	3.158	06/15/52	47,750	43,091,233
Series 2019-H07, Class A3	3.005	07/15/52	72,600	64,828,243

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Morgan Stanley Capital I Trust, (cont’d.)
Series 2019-L02, Class A3	3.806%	03/15/52	41,900	$39,397,099
Series 2019-L03, Class A3	2.874	11/15/52	40,500	35,565,557
Series 2019-MEAD, Class E, 144A	3.283(cc)	11/10/36	25,000	20,928,538
Olympic Tower Mortgage Trust,
Series 2017-OT, Class C, 144A	4.077(cc)	05/10/39	21,000	16,197,231
SG Commercial Mortgage Securities Trust,
Series 2019-PREZ, Class A, 144A	3.021	09/15/39	35,000	30,271,990
Shops at Crystals Trust,
Series 2016-CSTL, Class A, 144A	3.126	07/05/36	20,955	18,573,808
SREIT Trust,
Series 2021-MFP, Class F, 144A, 1 Month LIBOR + 2.625% (Cap N/A, Floor 2.625%)	7.573(c)	11/15/38	75,000	70,072,800
UBS Commercial Mortgage Trust,
Series 2017-C03, Class A3	3.167	08/15/50	13,800	12,879,547
Series 2017-C05, Class A4	3.212	11/15/50	32,275	30,252,532
Series 2017-C06, Class A4	3.320	12/15/50	47,215	44,168,418
Series 2018-C10, Class A3	4.048	05/15/51	69,500	66,177,170
Series 2018-C11, Class A4 (original cost $40,400,000; purchased 06/28/18)(f)	3.977	06/15/51	40,000	38,035,880
Series 2018-C15, Class A3	4.075	12/15/51	19,501	18,610,341
Series 2019-C16, Class A3	3.344	04/15/52	31,500	29,180,151
Series 2019-C16, Class XB, IO	1.031(cc)	04/15/52	96,253	4,285,886
Series 2019-C17, Class A3	2.669	10/15/52	80,675	69,706,516
Series 2019-C18, Class A3	2.782	12/15/52	22,850	19,945,500
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C05, Class XB, IO, 144A	0.256(cc)	03/10/46	41,743	313
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A4	3.548	08/15/50	2,439	2,387,764
Series 2016-C34, Class XB, IO	1.140(cc)	06/15/49	36,018	913,823
Series 2016-C35, Class XB, IO	1.087(cc)	07/15/48	55,952	1,429,915
Series 2017-C39, Class A4	3.157	09/15/50	20,000	18,528,548
Series 2018-C43, Class A4	4.012(cc)	03/15/51	1,000	951,850
Series 2018-C45, Class A3	3.920	06/15/51	25,722	24,497,983
Series 2018-C47, Class A3	4.175	09/15/61	39,016	37,556,146
Series 2018-C48, Class A5	4.302	01/15/52	10,000	9,625,340
Series 2019-C50, Class A4	3.466	05/15/52	35,300	32,644,600
Series 2019-C52, Class A4	2.643	08/15/52	86,325	75,962,702
Series 2019-C53, Class A3	2.787	10/15/52	6,100	5,340,141
Series 2019-C54, Class A3	2.892	12/15/52	44,250	38,916,893
Series 2020-C55, Class A4	2.474	02/15/53	58,725	50,083,646

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $4,580,908,487)				4,121,825,709

See Notes to Financial Statements.

PGIM Total Return Bond Fund    27

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CONVERTIBLE BOND 0.0%

Telecommunications

Digicel Group Holdings Ltd. (Jamaica),
Sub. Notes, 144A, Cash coupon 7.000% or PIK
N/A (original cost $22,226; purchased 06/23/20 - 04/03/23)(f) (cost $22,226)	7.000%	05/15/23(oo)	117	$12,849

CORPORATE BONDS 35.9%

Aerospace & Defense 1.0%

BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A(a)	3.000	09/15/50	10,325	7,144,511
Sr. Unsec’d. Notes, 144A	3.400	04/15/30	17,620	16,211,341
Boeing Co. (The),
Sr. Unsec’d. Notes	3.200	03/01/29	15,385	14,082,381
Sr. Unsec’d. Notes	3.550	03/01/38	1,075	851,510
Sr. Unsec’d. Notes	3.600	05/01/34	42,375	36,425,051
Sr. Unsec’d. Notes	3.850	11/01/48	990	736,543
Sr. Unsec’d. Notes	3.900	05/01/49	10,270	7,761,475
Sr. Unsec’d. Notes	3.950	08/01/59	14,670	10,766,467
Sr. Unsec’d. Notes	5.705	05/01/40	12,000	12,028,150
Sr. Unsec’d. Notes	5.805	05/01/50	56,434	56,310,534
Sr. Unsec’d. Notes	5.930	05/01/60	70,975	70,155,116
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A(a)	6.000	02/15/28	36,550	34,533,536
Sr. Unsec’d. Notes, 144A	7.125	06/15/26	14,345	14,237,413
Sr. Unsec’d. Notes, 144A(a)	7.500	03/15/25	17,912	17,912,000
Sr. Unsec’d. Notes, 144A(a)	7.500	02/01/29	18,025	17,687,031
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	67,181	67,026,484
General Dynamics Corp.,
Gtd. Notes	4.250	04/01/40	10,545	9,854,319
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes	3.832	04/27/25	2,700	2,639,826
Spirit AeroSystems, Inc.,
Sec’d. Notes, 144A	7.500	04/15/25	50	49,734
Sr. Sec’d. Notes	3.850	06/15/26	6,000	5,625,711
TransDigm UK Holdings PLC,
Gtd. Notes	6.875	05/15/26	266	266,998
TransDigm, Inc.,
Gtd. Notes	6.375	06/15/26	50	49,968

				402,356,099

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Agriculture 0.5%

Altria Group, Inc.,
Gtd. Notes	3.400%	02/04/41	73,330	$51,706,386
BAT Capital Corp. (United Kingdom),
Gtd. Notes	2.259	03/25/28	34,745	30,170,725
Gtd. Notes	3.557	08/15/27	43,207	40,447,971
Gtd. Notes	4.390	08/15/37	2,825	2,304,634
Gtd. Notes	4.700	04/02/27	3,555	3,506,926
BAT International Finance PLC (United Kingdom),
Gtd. Notes	1.668	03/25/26	14,740	13,422,800
Philip Morris International, Inc.,
Sr. Unsec’d. Notes	2.100	05/01/30	30,645	25,745,422
Reynolds American, Inc. (United Kingdom),
Gtd. Notes	4.450	06/12/25	21,633	21,286,029
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A	5.750	02/01/29	28,375	25,401,657

				213,992,550

Airlines 0.4%

American Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates	4.000	01/15/27	3,217	2,920,235
American Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates	3.700	04/01/28	1,710	1,526,342
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates	3.375	11/01/28	7,397	6,424,036
American Airlines 2015-2 Class AA Pass-Through Trust,
Pass-Through Certificates(a)	3.600	03/22/29	8,372	7,720,640
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates	4.000	04/29/26	514	498,214
Delta Air Lines 2020-1 Class AA Pass-Through Trust,
Pass-Through Certificates(a)	2.000	12/10/29	26,077	23,051,920
Southwest Airlines Co.,
Sr. Unsec’d. Notes	5.125	06/15/27	38,315	38,615,649
United Airlines 2012-1 Class A Pass-Through Trust,
Pass-Through Certificates	4.150	10/11/25	1,498	1,465,784

See Notes to Financial Statements.

PGIM Total Return Bond Fund    29

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Airlines (cont’d.)

United Airlines 2015-1 Class AA Pass-Through Trust,
Pass-Through Certificates	3.450%	06/01/29	7,625	$7,001,589
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates	2.875	04/07/30	11,724	10,438,565
United Airlines 2018-1 Class AA Pass-Through Trust,
Pass-Through Certificates(a)	3.500	09/01/31	9,663	8,717,698
United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates(a)	2.700	11/01/33	8,792	7,501,423
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A(a)	4.375	04/15/26	34,860	33,288,937
Sr. Sec’d. Notes, 144A	4.625	04/15/29	9,665	8,746,825
US Airways 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates(a)	4.625	12/03/26	1,067	1,011,759

				158,929,616

Apparel 0.1%

Michael Kors USA, Inc.,
Gtd. Notes, 144A	4.250	11/01/24	10,000	9,721,584
VF Corp.,
Sr. Unsec’d. Notes	2.400	04/23/25	10,000	9,455,093

				19,176,677

Auto Manufacturers 0.8%

Ford Motor Co.,
Sr. Unsec’d. Notes	3.250	02/12/32	1,055	815,721
Sr. Unsec’d. Notes	4.750	01/15/43	16,357	12,301,282
Sr. Unsec’d. Notes(a)	5.291	12/08/46	13,906	11,220,778
Sr. Unsec’d. Notes	7.400	11/01/46	5,000	5,088,715
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.900	02/16/28	8,275	7,166,023
Sr. Unsec’d. Notes	4.271	01/09/27	32,500	30,068,677
Sr. Unsec’d. Notes	5.584	03/18/24	493	489,657
Sr. Unsec’d. Notes, GMTN	4.389	01/08/26	225	213,750
General Motors Co.,
Sr. Unsec’d. Notes(a)	6.250	10/02/43	35,760	34,568,586
Sr. Unsec’d. Notes	6.600	04/01/36	7,295	7,506,307
Sr. Unsec’d. Notes(a)	6.750	04/01/46	8,458	8,522,699

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Manufacturers (cont’d.)

General Motors Co., (cont’d.)
Sr. Unsec’d. Notes(a)	6.800%	10/01/27	5,180	$5,471,761
General Motors Financial Co., Inc.,
Gtd. Notes(a)	3.850	01/05/28	20,453	19,167,615
Gtd. Notes	4.000	10/06/26	7,785	7,464,038
Gtd. Notes	4.350	01/17/27	18,700	18,114,647
Sr. Unsec’d. Notes(a)	1.700	08/18/23	19,671	19,447,293
Sr. Unsec’d. Notes(a)	2.350	02/26/27	5,245	4,718,403
Sr. Unsec’d. Notes	2.350	01/08/31	84,135	66,448,227
Sr. Unsec’d. Notes	2.700	08/20/27	2,435	2,183,532
Sr. Unsec’d. Notes	2.900	02/26/25	46,895	44,887,100
Sr. Unsec’d. Notes	4.300	04/06/29	3,145	2,931,327
Sr. Unsec’d. Notes	5.650	01/17/29	2,775	2,782,461
Sr. Unsec’d. Notes(a)	6.000	01/09/28	14,175	14,466,828
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, EMTN	3.500(cc)	10/24/25	1,980	1,940,683

				327,986,110

Auto Parts & Equipment 0.1%

Adient Global Holdings Ltd.,
Gtd. Notes, 144A(a)	4.875	08/15/26	4,025	3,869,031
American Axle & Manufacturing, Inc.,
Gtd. Notes(a)	6.250	03/15/26	2,140	2,055,148
Gtd. Notes(a)	6.500	04/01/27	26,197	24,262,389
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A	5.750	04/15/25	5,513	5,430,305
Dana, Inc.,
Sr. Unsec’d. Notes	4.500	02/15/32	4,100	3,286,782
Sr. Unsec’d. Notes	5.625	06/15/28	50	46,218
Magna International, Inc. (Canada),
Sr. Unsec’d. Notes	3.625	06/15/24	3,587	3,527,125
Sr. Unsec’d. Notes	4.150	10/01/25	3,900	3,814,541

				46,291,539

Banks 10.6%

Banco Santander SA (Spain),
Sr. Unsec’d. Notes	1.849	03/25/26	12,800	11,599,969
Sub. Notes	2.749	12/03/30	6,400	5,037,844
Bank of America Corp.,
Jr. Sub. Notes, Series FF	5.875(ff)	03/15/28(oo)	31,720	28,705,279
Sr. Unsec’d. Notes	2.592(ff)	04/29/31	11,505	9,753,012

See Notes to Financial Statements.

PGIM Total Return Bond Fund    31

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Bank of America Corp., (cont’d.)
Sr. Unsec’d. Notes	2.687%(ff)	04/22/32	43,680	$36,537,351
Sr. Unsec’d. Notes	3.366(ff)	01/23/26	36,535	35,203,417
Sr. Unsec’d. Notes, GMTN	3.593(ff)	07/21/28	77,865	73,229,558
Sr. Unsec’d. Notes, MTN	1.898(ff)	07/23/31	25,805	20,733,838
Sr. Unsec’d. Notes, MTN	2.496(ff)	02/13/31	219,885	185,968,357
Sr. Unsec’d. Notes, MTN	2.972(ff)	02/04/33	16,200	13,684,039
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30	45,315	40,352,264
Sr. Unsec’d. Notes, MTN	3.824(ff)	01/20/28	26,803	25,637,902
Sr. Unsec’d. Notes, MTN	3.974(ff)	02/07/30	14,865	13,907,023
Sr. Unsec’d. Notes, MTN	4.083(ff)	03/20/51	50,309	41,918,079
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	1,030	986,949
Sr. Unsec’d. Notes, MTN	4.330(ff)	03/15/50	89,558	77,140,711
Sr. Unsec’d. Notes, Series N	2.651(ff)	03/11/32	40,400	33,663,278
Sub. Notes, MTN	4.000	01/22/25	41,432	40,654,307
Sub. Notes, MTN	4.450	03/03/26	45,640	44,976,421
Bank Rakyat Indonesia Persero Tbk PT (Indonesia),
Sr. Unsec’d. Notes	3.950	03/28/24	1,000	987,063
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	2.645(ff)	06/24/31	13,560	10,985,539
Sr. Unsec’d. Notes	3.932(ff)	05/07/25	112,290	109,743,791
Sr. Unsec’d. Notes(a)	5.501(ff)	08/09/28	12,710	12,655,408
Sr. Unsec’d. Notes	7.437(ff)	11/02/33	7,875	8,670,514
Sr. Unsec’d. Notes, MTN	4.972(ff)	05/16/29	4,210	4,057,880
Sub. Notes	4.836	05/09/28	9,120	8,673,850
Sub. Notes(a)	5.088(ff)	06/20/30	14,860	13,924,209
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A	1.323(ff)	01/13/27	65,855	59,351,160
Sr. Unsec’d. Notes, 144A	1.904(ff)	09/30/28	30,000	25,897,416
Sr. Unsec’d. Notes, 144A	2.159(ff)	09/15/29	8,425	7,160,204
Sr. Unsec’d. Notes, 144A	2.871(ff)	04/19/32	10,000	8,309,809
Sr. Unsec’d. Notes, 144A	3.375	01/09/25	20,610	19,848,446
Sr. Unsec’d. Notes, 144A	4.400	08/14/28	4,458	4,314,241
Sr. Unsec’d. Notes, 144A, MTN	3.052(ff)	01/13/31	28,300	24,411,877
BPCE SA (France),
Sr. Unsec’d. Notes, 144A	1.652(ff)	10/06/26	30,045	27,174,468
Sr. Unsec’d. Notes, 144A	2.277(ff)	01/20/32	13,750	10,747,275
Sr. Unsec’d. Notes, 144A, MTN	3.250	01/11/28	6,850	6,297,871
Sr. Unsec’d. Notes, 144A, MTN	3.500	10/23/27	4,330	4,008,552
Sub. Notes, 144A, MTN	4.500	03/15/25	3,000	2,909,935
Sub. Notes, 144A, MTN	4.625	07/11/24	3,460	3,376,494
Sub. Notes, 144A, MTN	4.875	04/01/26	1,015	981,422

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

BPCE SA (France), (cont’d.)
Sub. Notes, 144A, MTN	5.700%	10/22/23	21,237	$21,047,857
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A	5.750	05/05/26	15,200	15,266,820
Citigroup, Inc.,
Jr. Sub. Notes	3.875(ff)	02/18/26(oo)	26,270	22,394,259
Jr. Sub. Notes, Series U	5.000(ff)	09/12/24(oo)	40,750	38,105,479
Jr. Sub. Notes, Series V	4.700(ff)	01/30/25(oo)	48,265	42,472,366
Jr. Sub. Notes, Series W	4.000(ff)	12/10/25(oo)	31,420	27,422,045
Sr. Unsec’d. Notes	2.666(ff)	01/29/31	181,110	155,456,250
Sr. Unsec’d. Notes	3.200	10/21/26	45,302	43,052,848
Sr. Unsec’d. Notes	3.400	05/01/26	19,755	19,041,649
Sr. Unsec’d. Notes(a)	3.520(ff)	10/27/28	24,020	22,551,792
Sr. Unsec’d. Notes	3.668(ff)	07/24/28	12,612	11,941,102
Sr. Unsec’d. Notes(a)	3.700	01/12/26	21,145	20,606,147
Sr. Unsec’d. Notes	3.785(ff)	03/17/33	63,929	57,566,150
Sr. Unsec’d. Notes	3.887(ff)	01/10/28	1,700	1,634,540
Sr. Unsec’d. Notes	4.044(ff)	06/01/24	4,520	4,514,051
Sr. Unsec’d. Notes	5.316(ff)	03/26/41	47,128	46,776,949
Sub. Notes	4.300	11/20/26	705	691,146
Sub. Notes	4.400	06/10/25	22,485	22,087,594
Sub. Notes	4.450	09/29/27	470	459,464
Sub. Notes	4.750	05/18/46	42,640	37,410,237
Credit Agricole SA (France),
Jr. Sub. Notes	7.875(ff)	01/23/24(oo)	1,000	981,250
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes, MTN	3.625	09/09/24	3,040	2,895,600
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes	3.750	03/26/25	3,590	3,338,700
Sr. Unsec’d. Notes	3.800	06/09/23	23,170	22,816,069
Sr. Unsec’d. Notes	4.550	04/17/26	4,065	3,754,422
Sr. Unsec’d. Notes, 144A	3.869(ff)	01/12/29	8,734	7,773,260
Sr. Unsec’d. Notes, 144A(a)	4.194(ff)	04/01/31	25,500	22,449,562
Sr. Unsec’d. Notes, 144A	4.282	01/09/28	3,541	3,195,752
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A	3.244(ff)	12/20/25	22,650	21,619,232
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes	2.129(ff)	11/24/26	27,405	24,325,004
Sr. Unsec’d. Notes	3.961(ff)	11/26/25	9,130	8,715,124
Sub. Notes	3.729(ff)	01/14/32	15,400	11,661,956
Development Bank of Japan, Inc. (Japan),
Gov’t. Gtd. Notes, 144A, MTN	3.125	09/06/23	10,000	9,934,699

See Notes to Financial Statements.

PGIM Total Return Bond Fund    33

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Development Bank of Japan, Inc. (Japan), (cont’d.)
Sr. Unsec’d. Notes, GMTN	2.868%	09/05/23	10,000	$9,926,650
Discover Bank,
Sr. Unsec’d. Notes	3.450	07/27/26	6,525	6,052,767
Sr. Unsec’d. Notes	4.200	08/08/23	9,280	9,229,095
Sr. Unsec’d. Notes	4.250	03/13/26	675	646,126
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)	5,965	4,890,328
Sr. Unsec’d. Notes	1.431(ff)	03/09/27	15,995	14,392,762
Sr. Unsec’d. Notes	1.992(ff)	01/27/32	48,415	38,795,587
Sr. Unsec’d. Notes	2.615(ff)	04/22/32	54,500	45,508,248
Sr. Unsec’d. Notes	3.210(ff)	04/22/42	110,085	82,831,174
Sr. Unsec’d. Notes	3.272(ff)	09/29/25	24,791	23,984,039
Sr. Unsec’d. Notes	3.500	01/23/25	24,530	23,827,498
Sr. Unsec’d. Notes	3.500	04/01/25	3,630	3,526,684
Sr. Unsec’d. Notes	3.750	02/25/26	31,393	30,601,819
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	16,800	15,825,238
Sr. Unsec’d. Notes	3.850	01/26/27	41,450	40,133,276
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	10,000	9,605,325
Sr. Unsec’d. Notes, EMTN	4.100(cc)	05/31/24	80,768	79,834,282
Sub. Notes	5.150	05/22/45	12,240	11,571,842
Sub. Notes	6.750	10/01/37	216	236,790
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes	1.645(ff)	04/18/26	4,200	3,883,926
Sr. Unsec’d. Notes	4.292(ff)	09/12/26	1,625	1,575,348
Sr. Unsec’d. Notes	4.583(ff)	06/19/29	9,365	8,956,086
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes	3.550	04/09/24	2,400	2,353,967
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series CC, 3 Month LIBOR + 2.580%(a)	7.879(c)	08/01/23(oo)	30,100	29,898,379
Jr. Sub. Notes, Series FF	5.000(ff)	08/01/24(oo)	29,225	28,055,959
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	75,829	70,365,342
Jr. Sub. Notes, Series II	4.000(ff)	04/01/25(oo)	89,955	81,247,612
Jr. Sub. Notes, Series KK	3.650(ff)	06/01/26(oo)	28,750	25,328,592
Sr. Unsec’d. Notes	1.953(ff)	02/04/32	2,845	2,293,937
Sr. Unsec’d. Notes(a)	2.522(ff)	04/22/31	85,065	72,976,660
Sr. Unsec’d. Notes	2.545(ff)	11/08/32	105,105	87,506,132
Sr. Unsec’d. Notes	2.739(ff)	10/15/30	100,670	88,259,151
Sr. Unsec’d. Notes(a)	2.950	10/01/26	10,055	9,542,715
Sr. Unsec’d. Notes	3.300	04/01/26	15,650	15,160,961
Sr. Unsec’d. Notes	3.328(ff)	04/22/52	23,755	17,678,139

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

JPMorgan Chase & Co., (cont’d.)
Sr. Unsec’d. Notes	3.702%(ff)	05/06/30	91,135	$85,048,709
Sr. Unsec’d. Notes	3.960(ff)	01/29/27	7,250	7,052,856
Sr. Unsec’d. Notes	3.964(ff)	11/15/48	7,285	6,132,743
Sr. Unsec’d. Notes	4.005(ff)	04/23/29	52,470	50,245,849
Sr. Unsec’d. Notes	4.493(ff)	03/24/31	97,898	95,308,864
Sr. Unsec’d. Notes	4.565(ff)	06/14/30	33,000	32,175,491
Sub. Notes	3.375	05/01/23	2,775	2,775,000
Sub. Notes	3.875	09/10/24	18,575	18,256,545
Kasikornbank PCL (Thailand),
Sub. Notes, EMTN	3.343(ff)	10/02/31	8,650	7,751,481
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes	3.750	01/11/27	16,495	15,709,038
Sr. Unsec’d. Notes	3.900	03/12/24	6,047	5,945,366
M&T Bank Corp.,
Sub. Notes	4.000	07/15/24	500	486,668
Manufacturers & Traders Trust Co.,
Sr. Unsec’d. Notes	2.900	02/06/25	22,225	20,958,170
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes(a)	3.170	09/11/27	9,800	9,136,244
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	450	363,600
Sr. Unsec’d. Notes, GMTN	2.699(ff)	01/22/31	129,705	112,071,269
Sr. Unsec’d. Notes, GMTN	3.700	10/23/24	4,690	4,599,608
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	50,085	47,431,477
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	10,525	10,163,137
Sr. Unsec’d. Notes, GMTN	5.597(ff)	03/24/51	116,523	123,909,920
Sr. Unsec’d. Notes, MTN	2.802(ff)	01/25/52	21,457	14,326,401
Sr. Unsec’d. Notes, MTN	3.125	07/27/26	49,095	46,697,458
Sr. Unsec’d. Notes, MTN	3.591(ff)	07/22/28	29,190	27,611,207
Sr. Unsec’d. Notes, MTN	3.971(ff)	07/22/38	12,045	10,622,035
Sub. Notes, GMTN	4.350	09/08/26	15,545	15,214,370
Sub. Notes, MTN	3.950	04/23/27	16,325	15,697,065
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes	4.445(ff)	05/08/30	5,539	5,250,237
Sr. Unsec’d. Notes	4.519(ff)	06/25/24	25,400	25,296,365
Sr. Unsec’d. Notes	5.076(ff)	01/27/30	5,790	5,700,738
PNC Bank NA,
Sub. Notes	4.050	07/26/28	1,200	1,144,988
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes(a)	3.450	04/23/29	19,895	18,403,818

See Notes to Financial Statements.

PGIM Total Return Bond Fund    35

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A	1.488%(ff)	12/14/26	47,800	$42,299,769
State Street Corp.,
Sub. Notes	2.200	03/03/31	14,046	11,535,215
Texas Capital Bank NA,
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 4.500%	9.659(c)	09/30/24	73,420	70,132,826
Truist Bank,
Sr. Unsec’d. Notes	2.750	05/01/23	3,675	3,675,000
Truist Financial Corp.,
Jr. Sub. Notes, Series N	4.800(ff)	09/01/24(oo)	34,643	30,067,102
Sub. Notes, MTN	3.875	03/19/29	7,550	6,811,979
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	1.008(ff)	07/30/24	11,645	11,474,886
Sr. Unsec’d. Notes, 144A	1.364(ff)	01/30/27	17,775	15,716,575
Sr. Unsec’d. Notes, 144A	3.126(ff)	08/13/30	14,130	12,149,163
Sr. Unsec’d. Notes, 144A	4.125	09/24/25	21,582	20,739,801
Sr. Unsec’d. Notes, 144A	4.125	04/15/26	2,440	2,331,184
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, 144A	2.569(ff)	09/22/26	28,415	25,845,628
Wells Fargo & Co.,
Sr. Unsec’d. Notes	3.068(ff)	04/30/41	64,795	48,646,890
Sr. Unsec’d. Notes, MTN	2.164(ff)	02/11/26	8,235	7,792,874
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31	153,674	131,367,990
Sr. Unsec’d. Notes, MTN	2.879(ff)	10/30/30	55,529	48,583,957
Sr. Unsec’d. Notes, MTN	4.478(ff)	04/04/31	123,983	119,482,961

				4,314,779,350

Beverages 0.4%

Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	4.700	02/01/36	25,400	25,518,412
Gtd. Notes	4.900	02/01/46	61,875	60,853,171
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	4.600	04/15/48	6,600	6,329,092
Gtd. Notes	5.450	01/23/39	39,566	42,056,227
Gtd. Notes	5.550	01/23/49	28,090	30,335,106
Gtd. Notes	8.000	11/15/39	1,880	2,456,894
Gtd. Notes	8.200	01/15/39	445	596,737

				168,145,639

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Biotechnology 0.2%

Amgen, Inc.,
Sr. Unsec’d. Notes	5.650%	03/02/53		65,380	$67,687,398
Sr. Unsec’d. Notes	5.750	03/02/63		21,500	22,240,031

					89,927,429

Building Materials 0.1%

Cemex SAB de CV (Mexico),
Gtd. Notes, 144A	5.450	11/19/29		413	393,641
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes	4.250	07/02/24		2,300	2,275,199
Owens Corning,
Sr. Unsec’d. Notes	3.400	08/15/26		3,315	3,180,144
Sr. Unsec’d. Notes	4.300	07/15/47		22,500	18,892,202
Sr. Unsec’d. Notes	4.400	01/30/48		4,370	3,656,174
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A(a)	6.000	11/01/28		7,200	6,741,579
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	3.375	01/15/31		18,650	14,778,545
Sr. Unsec’d. Notes, 144A	4.375	07/15/30		50	43,085
Sr. Unsec’d. Notes, 144A	4.750	01/15/28		1,325	1,235,715

					51,196,284

Chemicals 0.6%

Ashland LLC,
Gtd. Notes	6.875	05/15/43		11,140	11,159,354
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes	4.500	01/10/28		2,600	2,371,720
Gtd. Notes, 144A(a)	4.500	01/10/28		13,200	12,041,040
Gtd. Notes, 144A	4.500	01/31/30		3,000	2,519,100
CF Industries, Inc.,
Gtd. Notes	4.950	06/01/43		8,565	7,474,502
Gtd. Notes	5.375	03/15/44		19,358	17,772,294
CNAC HK Finbridge Co. Ltd. (China),
Gtd. Notes	1.125	09/22/24	EUR	4,395	4,578,007
Dow Chemical Co. (The),
Sr. Unsec’d. Notes	4.375	11/15/42		75	65,808
Sr. Unsec’d. Notes	4.800	05/15/49		10,718	9,525,961
Sr. Unsec’d. Notes	5.250	11/15/41		2,101	2,050,482
Sr. Unsec’d. Notes	5.550	11/30/48		504	498,196
Sr. Unsec’d. Notes(a)	6.900	05/15/53		5,650	6,535,487
Sr. Unsec’d. Notes	9.400	05/15/39		125	169,043

See Notes to Financial Statements.

PGIM Total Return Bond Fund    37

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)

FMC Corp.,
Sr. Unsec’d. Notes	4.500%	10/01/49	12,925	$10,696,339
LYB International Finance BV,
Gtd. Notes	4.875	03/15/44	10,495	9,277,122
LYB International Finance III LLC,
Gtd. Notes	3.375	10/01/40	14,600	10,789,064
Gtd. Notes	4.200	10/15/49	39,600	30,645,111
Gtd. Notes	4.200	05/01/50	12,760	9,860,759
Mosaic Co. (The),
Sr. Unsec’d. Notes	5.625	11/15/43	3,455	3,355,553
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.875	06/01/24	1,589	1,563,179
Sr. Unsec’d. Notes, 144A	5.000	05/01/25	3,190	3,089,005
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	4.900	06/01/43	3,370	3,116,621
Sr. Unsec’d. Notes	5.250	01/15/45	8,000	7,675,310
Sasol Financing USA LLC (South Africa),
Gtd. Notes	5.875	03/27/24	47,980	47,359,259
Gtd. Notes(a)	6.500	09/27/28	7,510	6,935,713
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes	3.450	08/01/25	1,240	1,203,986
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A	13.000	12/16/27	4,604	4,616,561
WR Grace Holdings LLC,
Sr. Sec’d. Notes, 144A	4.875	06/15/27	2,131	2,027,149

				228,971,725

Coal 0.0%

Teck Resources Ltd. (Canada),
Sr. Unsec’d. Notes	5.200	03/01/42	3,050	2,830,531
Sr. Unsec’d. Notes	5.400	02/01/43	1,000	947,167
Sr. Unsec’d. Notes	6.000	08/15/40	8,563	8,685,414

				12,463,112

Commercial Services 0.9%

Adtalem Global Education, Inc.,
Sr. Sec’d. Notes, 144A	5.500	03/01/28	1,714	1,632,220
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	07/15/26	3,420	3,296,054

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)

Allied Universal Holdco LLC/Allied Universal Finance Corp., (cont’d.)
Sr. Unsec’d. Notes, 144A(a)	6.000%	06/01/29		31,075	$24,182,975
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A	4.625	06/01/28		21,390	18,555,825
Sr. Sec’d. Notes, 144A	4.625	06/01/28		14,970	12,986,475
AMN Healthcare, Inc.,
Gtd. Notes, 144A	4.625	10/01/27		50	46,787
California Institute of Technology,
Sr. Unsec’d. Notes	3.650	09/01/2119		39,775	28,290,805
Sr. Unsec’d. Notes	4.700	11/01/2111		2,105	1,898,978
DP World PLC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN	6.850	07/02/37		2,000	2,233,500
Equifax, Inc.,
Sr. Unsec’d. Notes	3.950	06/15/23		13,305	13,264,055
ERAC USA Finance LLC,
Gtd. Notes, 144A	2.700	11/01/23		27,400	26,917,901
Gtd. Notes, 144A	3.300	12/01/26		10,390	9,902,315
Gtd. Notes, 144A	3.800	11/01/25		17,535	16,995,282
Gtd. Notes, 144A	4.200	11/01/46		7,890	6,850,864
Gtd. Notes, 144A	4.500	02/15/45		3,720	3,340,942
Gtd. Notes, 144A	6.700	06/01/34		2,355	2,708,283
Gtd. Notes, 144A	7.000	10/15/37		4,090	4,866,449
Global Payments, Inc.,
Sr. Unsec’d. Notes	4.950	08/15/27		10,005	9,946,040
Johns Hopkins University,
Sr. Unsec’d. Notes, Series A	2.813	01/01/60		8,040	5,478,408
Leland Stanford Junior University (The),
Unsec’d. Notes	3.647	05/01/48		7,250	6,350,823
Loxam SAS (France),
Sr. Sub. Notes	4.500	04/15/27	EUR	8,735	8,248,352
Massachusetts Institute of Technology,
Unsec’d. Notes	3.885	07/01/2116		18,113	14,010,019
Unsec’d. Notes	4.678	07/01/2114		3,000	2,833,993
President & Fellows of Harvard College,
Unsec’d. Notes(a)	2.517	10/15/50		8,950	6,235,189
Unsec’d. Notes	3.150	07/15/46		9,930	8,042,653
Unsec’d. Notes	3.300	07/15/56		3,840	3,004,849
Unsec’d. Notes	3.619	10/01/37		4,010	3,619,176
Trustees of the University of Pennsylvania (The),
Sr. Unsec’d. Notes	3.610	02/15/2119		1,065	777,977

See Notes to Financial Statements.

PGIM Total Return Bond Fund    39

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)

United Rentals North America, Inc.,
Gtd. Notes	3.750%	01/15/32		5,275	$4,525,416
Gtd. Notes(a)	4.875	01/15/28		70,980	68,350,904
Gtd. Notes(a)	5.250	01/15/30		15,359	14,862,408
University of Chicago (The),
Unsec’d. Notes, Series 20B	2.761	04/01/45		6,560	5,238,205
University of Southern California,
Sr. Unsec’d. Notes, Series A	3.226	10/01/2120		5,210	3,319,153
Unsec’d. Notes, Series 2017	3.841	10/01/47		9,375	8,373,058

					351,186,333

Computers 0.1%

Banff Merger Sub, Inc.,
Sr. Unsec’d. Notes	8.375	09/01/26	EUR	2,500	2,639,404
Hurricane Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	8.000	10/15/25	GBP	20,000	23,306,429
Leidos, Inc.,
Gtd. Notes	2.300	02/15/31		20,140	16,332,145
NCR Corp.,
Gtd. Notes, 144A	5.750	09/01/27		500	489,373

					42,767,351

Diversified Financial Services 1.0%

Aircraft Finance Co. Ltd. (China),
Sr. Sec’d. Notes, Series B	4.100	03/29/26		1,187	1,149,384
ALEX Alpha LLC,
U.S. Gov’t. Gtd. Notes	1.617	08/15/24		652	636,642
Blackstone Private Credit Fund,
Sr. Sec’d. Notes^	5.610	05/03/27		43,775	39,740,039
CDP Financial, Inc. (Canada),
Gtd. Notes	5.600	11/25/39		1,200	1,334,457
Gtd. Notes, 144A	5.600	11/25/39		4,045	4,498,233
Charles Schwab Corp. (The),
Jr. Sub. Notes, Series G	5.375(ff)	06/01/25(oo)		9,570	9,140,009
Jr. Sub. Notes, Series H	4.000(ff)	12/01/30(oo)		28,365	21,794,255
Citigroup Global Markets Holdings, Inc.,
Gtd. Notes, GMTN	4.100(cc)	06/12/24		42,866	42,334,269
Discover Financial Services,
Sr. Unsec’d. Notes	3.750	03/04/25		14,835	14,181,901
Eole Finance SPC (France),
Gtd. Notes	2.341	02/24/24		5,232	5,150,222

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)

Greystone Commercial Capital Trust,
Sr. Unsec’d. Notes, Series A, 144A, 1 Month LIBOR + 2.270%^	7.218%(c)	05/31/25		196,680	$180,945,600
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes	2.750	10/15/32		39,020	31,007,466
Sr. Unsec’d. Notes	6.500	01/20/43		820	854,962
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.125	12/15/30		2,725	2,232,543
Gtd. Notes, 144A	5.500	08/15/28		12,330	11,002,885
Gtd. Notes, 144A	6.000	01/15/27		15,935	15,068,392
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28		8,050	6,488,486
Gtd. Notes(a)	6.625	01/15/28		2,275	2,117,153
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29		5,100	4,194,750
Penta Aircraft Leasing LLC,
U.S. Gov’t. Gtd. Notes	1.691	04/29/25		1,050	1,010,288
Peru Enhanced Pass-Through Finance Ltd. (Peru),
Pass-Through Certificates	1.923(s)	06/02/25		1,887	1,746,835
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, GMTN	1.841	09/21/28	EUR	3,060	2,760,251
Private Export Funding Corp.,
Sr. Unsec’d. Notes, 144A	0.550	07/30/24		9,000	8,525,495
U.S. Gov’t. Gtd. Notes, Series KK	3.550	01/15/24		2,384	2,352,133
U.S. Gov’t. Gtd. Notes, Series NN	3.250	06/15/25		3,595	3,500,659
VistaJet Malta Finance PLC/XO Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A(a)	6.375	02/01/30		1,925	1,660,313

					415,427,622

Electric 3.0%

AEP Transmission Co. LLC,
Sr. Unsec’d. Notes	3.100	12/01/26		1,300	1,242,251
Sr. Unsec’d. Notes	3.750	12/01/47		5,595	4,605,074
Sr. Unsec’d. Notes	3.800	06/15/49		7,345	6,087,453
Sr. Unsec’d. Notes, Series M	3.650	04/01/50		7,206	5,769,492
Alexander Funding Trust,
Sr. Sec’d. Notes, 144A	1.841	11/15/23		95,000	91,897,616
Appalachian Power Co.,
Sr. Unsec’d. Notes	3.400	06/01/25		15,645	15,147,436

See Notes to Financial Statements.

PGIM Total Return Bond Fund    41

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

Avangrid, Inc.,
Sr. Unsec’d. Notes	3.800%	06/01/29	21,920	$20,670,646
Caledonia Generating LLC,
Sr. Sec’d. Notes, 144A	1.950	02/28/34	15,071	13,326,643
Calpine Corp.,
Sr. Sec’d. Notes, 144A	5.250	06/01/26	166	161,616
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	18,942	16,422,752
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	41,875	35,258,410
Sr. Unsec’d. Notes, 144A(a)	5.125	03/15/28	46,616	43,188,830
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage	3.950	03/01/48	6,685	5,668,836
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes	2.950	03/01/30	26,025	23,074,756
Cleveland Electric Illuminating Co. (The),
Sr. Unsec’d. Notes, 144A	3.500	04/01/28	4,415	4,179,319
CMS Energy Corp.,
Jr. Sub. Notes	4.750(ff)	06/01/50	23,485	20,596,979
Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A	4.688	05/15/29	45,602	41,050,350
Commonwealth Edison Co.,
First Mortgage	3.700	03/01/45	2,665	2,171,877
First Mortgage	4.350	11/15/45	2,780	2,498,540
First Mortgage	6.450	01/15/38	690	801,978
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes	3.850	06/15/46	7,580	6,157,804
Sr. Unsec’d. Notes, Series C	4.300	12/01/56	2,920	2,459,338
Dominion Energy, Inc.,
Jr. Sub. Notes, Series B	4.650(ff)	12/15/24(oo)	23,040	20,089,402
Sr. Unsec’d. Notes, Series C	3.375	04/01/30	665	606,477
Sr. Unsec’d. Notes, Series D	2.850	08/15/26	5,685	5,353,016
DTE Energy Co.,
Sr. Unsec’d. Notes	2.850	10/01/26	37,340	35,095,622
Duke Energy Carolinas LLC,
First Mortgage	3.950	03/15/48	6,745	5,681,733
First Mortgage	4.250	12/15/41	6,000	5,398,107
First Ref. Mortgage	3.750	06/01/45	3,045	2,506,021
First Ref. Mortgage	4.000	09/30/42	1,025	883,718
Duke Energy Corp.,
Sr. Unsec’d. Notes	2.650	09/01/26	12,485	11,737,993
Duke Energy Progress LLC,
First Mortgage	4.100	03/15/43	2,410	2,096,606

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

El Paso Electric Co.,
Sr. Unsec’d. Notes	6.000%	05/15/35	750	$786,280
Emera US Finance LP (Canada),
Gtd. Notes	3.550	06/15/26	4,959	4,737,967
Enel Finance International NV (Italy),
Gtd. Notes, 144A	1.875	07/12/28	12,375	10,495,327
Gtd. Notes, 144A	3.500	04/06/28	17,195	16,006,846
Entergy Arkansas LLC,
First Mortgage	3.050	06/01/23	1,200	1,196,726
Entergy Louisiana LLC,
Collateral Trust	3.120	09/01/27	12,955	12,248,396
Collateral Trust	3.250	04/01/28	5,000	4,718,059
Collateral Trust	4.200	09/01/48	29,046	25,246,997
Eskom Holdings SOC Ltd. (South Africa),
Sr. Unsec’d. Notes	7.125	02/11/25	13,000	12,653,062
Sr. Unsec’d. Notes, 144A	7.125	02/11/25	21,602	21,025,497
Sr. Unsec’d. Notes, 144A, MTN	6.750	08/06/23	2,800	2,769,025
Eversource Energy,
Sr. Unsec’d. Notes, Series H	3.150	01/15/25	5,370	5,214,936
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A	4.350	01/15/25	9,188	9,033,951
Sr. Unsec’d. Notes, 144A	5.450	07/15/44	815	793,278
Florida Power & Light Co.,
First Mortgage	3.700	12/01/47	10,130	8,509,607
First Mortgage	3.950	03/01/48	8,210	7,150,143
Fortis, Inc. (Canada),
Sr. Unsec’d. Notes	3.055	10/04/26	25,625	24,189,895
Georgia Power Co.,
Sr. Unsec’d. Notes, Series 10-C	4.750	09/01/40	1,050	986,013
Gulf Power Co.,
Sr. Unsec’d. Notes, Series A	3.300	05/30/27	9,415	9,068,067
Hydro-Quebec (Canada),
Local Gov’t. Gtd. Notes, MTN	8.910	11/18/24	590	628,790
Local Gov’t. Gtd. Notes, MTN	9.500	04/30/27	170	201,647
Local Gov’t. Gtd. Notes, Series FSA	8.250	04/15/26	5	5,523
Local Gov’t. Gtd. Notes, Series FSA	8.500	12/01/29	60	75,471
Local Gov’t. Gtd. Notes, Series FSA	8.625	06/15/29	130	158,411
Local Gov’t. Gtd. Notes, Series GH	8.250	04/15/26	516	569,996
Local Gov’t. Gtd. Notes, Series HE	8.625	06/15/29	18,767	22,868,473
Local Gov’t. Gtd. Notes, Series HH	8.500	12/01/29	15,025	18,899,244
Local Gov’t. Gtd. Notes, Series HK	9.375	04/15/30	7,800	10,073,200
Local Gov’t. Gtd. Notes, Series HQ	9.500	11/15/30	29,048	38,895,783

See Notes to Financial Statements.

PGIM Total Return Bond Fund    43

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

Hydro-Quebec (Canada), (cont’d.)
Local Gov’t. Gtd. Notes, Series IO	8.050%		07/07/24	1,940	$2,011,207
Local Gov’t. Gtd. Notes, Series MBIA	8.250		04/15/26	25	27,616
Local Gov’t. Gtd. Notes, Series MBIA	8.250		01/15/27	11	12,438
Iberdrola International BV (Spain),
Gtd. Notes	6.750		09/15/33	15	16,275
Interstate Power & Light Co.,
Sr. Unsec’d. Notes	3.250		12/01/24	7,850	7,636,027
Sr. Unsec’d. Notes	4.100		09/26/28	3,260	3,199,974
IPALCO Enterprises, Inc.,
Sr. Sec’d. Notes	4.250		05/01/30	6,350	5,893,501
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN	4.250		08/14/28	23,410	22,331,677
Sr. Sec’d. Notes, Series 6, 144A	5.000		11/12/24	6,500	6,434,188
John Sevier Combined Cycle Generation LLC,
Sec’d. Notes	4.626		01/15/42	17,732	17,370,310
MidAmerican Energy Co.,
First Mortgage	4.250		07/15/49	1,865	1,676,146
Nevada Power Co.,
General Ref. Mortgage	5.375		09/15/40	500	499,494
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes(a)	4.800	(ff)	12/01/77	12,235	10,527,987
NRG Energy, Inc.,
Gtd. Notes(a)	5.750		01/15/28	12,825	12,512,137
Gtd. Notes	6.625		01/15/27	3,051	3,064,234
Gtd. Notes, 144A	3.375		02/15/29	875	741,531
Gtd. Notes, 144A(a)	3.625		02/15/31	13,000	10,519,167
Gtd. Notes, 144A(a)	3.875		02/15/32	4,675	3,773,861
Gtd. Notes, 144A	5.250		06/15/29	11,485	10,604,782
Jr. Sub. Notes, 144A	10.250	(ff)	03/15/28(oo)	8,650	8,530,558
Oglethorpe Power Corp.,
First Mortgage, 144A	4.500		04/01/47	8,000	6,815,868
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes	2.950		04/01/25	5,995	5,810,623
Pacific Gas & Electric Co.,
First Mortgage	4.550		07/01/30	22,381	20,804,422
First Mortgage	4.750		02/15/44	5,535	4,513,941
PacifiCorp,
First Mortgage(a)	2.700		09/15/30	10,355	9,233,389
First Mortgage	3.300		03/15/51	4,510	3,362,499
First Mortgage(a)	3.350		07/01/25	9,960	9,673,288

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

PECO Energy Co.,
First Mortgage	4.375%	08/15/52		4,050	$3,730,911
First Ref. Mortgage	4.800	10/15/43		6,449	6,003,526
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes	1.875	11/05/31	EUR	2,120	1,749,539
Sr. Unsec’d. Notes	2.875	10/25/25	EUR	7,000	7,403,804
Sr. Unsec’d. Notes, 144A	1.875	11/05/31	EUR	8,854	7,306,801
PG&E Corp.,
Sr. Sec’d. Notes	5.000	07/01/28		50	47,133
Sr. Sec’d. Notes	5.250	07/01/30		50	46,098
PPL Electric Utilities Corp.,
First Mortgage	4.150	06/15/48		8,855	7,960,871
Public Service Co. of Colorado,
First Mortgage	4.100	06/15/48		2,945	2,552,258
Public Service Electric & Gas Co.,
Sr. Sec’d. Notes, MTN	3.650	09/01/42		1,990	1,655,651
Puget Sound Energy, Inc.,
First Mortgage	4.223	06/15/48		11,280	9,876,070
Sr. Sec’d. Notes	4.434	11/15/41		2,550	2,184,977
Rochester Gas & Electric Corp.,
First Mortgage, 144A	3.100	06/01/27		17,545	16,553,619
San Diego Gas & Electric Co.,
First Mortgage	5.350	05/15/40		9,512	9,486,233
First Mortgage, Series RRR	3.750	06/01/47		1,665	1,358,417
Sempra Energy,
Sr. Unsec’d. Notes	3.400	02/01/28		28,195	26,584,796
Sr. Unsec’d. Notes(a)	3.800	02/01/38		15,485	13,641,029
Southern Power Co.,
Sr. Unsec’d. Notes	5.150	09/15/41		725	689,533
Tampa Electric Co.,
Sr. Unsec’d. Notes	4.450	06/15/49		4,755	4,129,076
Union Electric Co.,
Sr. Sec’d. Notes	2.950	06/15/27		6,045	5,742,730
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)		26,125	23,472,126
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		92,575	87,334,127
Vistra Operations Co. LLC,
Gtd. Notes, 144A(a)	4.375	05/01/29		26,000	23,267,346
Gtd. Notes, 144A	5.000	07/31/27		37,011	35,178,921
Gtd. Notes, 144A	5.500	09/01/26		500	490,776
Gtd. Notes, 144A	5.625	02/15/27		17,900	17,455,070

See Notes to Financial Statements.

PGIM Total Return Bond Fund    45

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

Vistra Operations Co. LLC, (cont’d.)
Sr. Sec’d. Notes, 144A	3.550%	07/15/24	4,000	$3,880,138
Sr. Sec’d. Notes, 144A	3.700	01/30/27	1,800	1,682,918

				1,230,154,935

Electrical Components & Equipment 0.0%

WESCO Distribution, Inc.,
Gtd. Notes, 144A	7.125	06/15/25	5,915	6,013,941
Gtd. Notes, 144A(a)	7.250	06/15/28	7,895	8,114,116

				14,128,057

Electronics 0.1%

Sensata Technologies BV,
Gtd. Notes, 144A(a)	5.000	10/01/25	7,000	6,877,500
TD SYNNEX Corp.,
Sr. Unsec’d. Notes	1.750	08/09/26	20,000	17,517,539

				24,395,039

Engineering & Construction 0.1%

AECOM,
Gtd. Notes	5.125	03/15/27	4,974	4,868,660
GMR Hyderabad International Airport Ltd. (India),
Sr. Sec’d. Notes, 144A	4.250	10/27/27	2,275	1,994,606
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes	5.500	07/31/47	10,000	7,667,500
Sr. Sec’d. Notes, 144A	3.875	04/30/28	9,000	8,312,625
Sr. Sec’d. Notes, 144A	4.250	10/31/26	4,524	4,314,765
Sr. Sec’d. Notes, 144A	5.500	10/31/46	1,425	1,095,469
Sr. Sec’d. Notes, 144A	5.500	07/31/47	13,100	10,044,425

				38,298,050

Entertainment 0.3%

AMC Entertainment Holdings, Inc.,
Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	10.000	06/15/26	13,195	8,929,082
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A	6.250	07/01/25	3,045	3,049,195
Sr. Sec’d. Notes, 144A	7.000	02/15/30	5,550	5,603,633

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Entertainment (cont’d.)

Caesars Entertainment, Inc., (cont’d.)
Sr. Unsec’d. Notes, 144A(a)	4.625%	10/15/29		2,695	$2,361,292
Codere Finance 2 Luxembourg SA (Spain),
Sr. Sec’d. Notes, Cash coupon 2.000% and PIK 10.750%	12.750	11/30/27(d)	EUR	1,065	343,722
Sr. Sec’d. Notes, Cash coupon 2.000% and PIK 11.625%	13.625	11/30/27(d)		299	80,863
Sr. Sec’d. Notes, 144A, Cash coupon 8.000% and PIK 3.000%	11.000	09/30/26(d)	EUR	11,336	10,617,584
Sr. Sec’d. Notes, 144A, Cash coupon 2.000% and PIK 11.625%(a)	13.625	11/30/27(d)		2,945	795,040
Codere New Holdco SA (Luxembourg),
Sr. Sec’d. Notes, 144A, Cash coupon N/A or PIK 7.500%	7.500	11/30/27(d)	EUR	4,686	327,193
Golden Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	7.625	04/15/26		8,900	9,000,414
International Game Technology PLC,
Sr. Sec’d. Notes, 144A	5.250	01/15/29		500	478,750
Sr. Sec’d. Notes, 144A	6.250	01/15/27		8,150	8,262,062
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A(a)	4.125	07/01/29		3,400	2,878,380
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A	5.875	09/01/31		8,100	5,733,149
Scientific Games International, Inc.,
Gtd. Notes, 144A	8.625	07/01/25		2,848	2,913,060
Warnermedia Holdings, Inc.,
Gtd. Notes, 144A(a)	5.050	03/15/42		38,595	31,903,276
Gtd. Notes, 144A	5.141	03/15/52		41,150	32,850,344
Gtd. Notes, 144A(a)	5.391	03/15/62		16,965	13,617,127

					139,744,166

Foods 0.9%

Ahold Finance USA LLC (Netherlands),
Gtd. Notes	6.875	05/01/29		17,470	19,139,696
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	5.875	02/15/28		3,935	3,897,057
Gtd. Notes, 144A(a)	6.500	02/15/28		7,550	7,673,012
B&G Foods, Inc.,
Gtd. Notes(a)	5.250	09/15/27		3,250	2,840,004

See Notes to Financial Statements.

PGIM Total Return Bond Fund    47

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Foods (cont’d.)

Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	3.250%	02/16/26	GBP	111,200	$114,343,312
Bellis Finco PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A	4.000	02/16/27	GBP	66,355	56,498,166
Casino Guichard Perrachon SA (France),
Sr. Unsec’d. Notes, EMTN	4.048	08/05/26	EUR	100	20,753
Cencosud SA (Chile),
Gtd. Notes, 144A	4.375	07/17/27		3,835	3,687,113
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A	3.750	12/01/31		600	498,901
Gtd. Notes, 144A	5.125	02/01/28		12,454	12,164,763
Sr. Unsec’d. Notes, 144A	5.500	01/15/30		621	592,027
Kraft Heinz Foods Co.,
Gtd. Notes	3.000	06/01/26		13,358	12,792,587
Gtd. Notes	4.375	06/01/46		40,447	35,304,193
Gtd. Notes	4.625	10/01/39		11,930	10,964,884
Gtd. Notes	5.000	07/15/35		2,308	2,318,996
Gtd. Notes	5.000	06/04/42		3,460	3,318,908
Gtd. Notes	5.200	07/15/45		5,589	5,415,381
Market Bidco Finco PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	5.500	11/04/27	GBP	39,553	37,256,321
Mars, Inc.,
Gtd. Notes, 144A	3.875	04/01/39		14,850	12,972,316
Gtd. Notes, 144A	4.200	04/01/59		12,865	10,848,180
Pilgrim’s Pride Corp.,
Gtd. Notes	3.500	03/01/32		4,000	3,224,507
Gtd. Notes	4.250	04/15/31		12,375	10,789,769
Gtd. Notes, 144A	5.875	09/30/27		6,575	6,540,696
Post Holdings, Inc.,
Gtd. Notes, 144A	4.625	04/15/30		50	45,141
Sr. Unsec’d. Notes, 144A(a)	4.500	09/15/31		1,420	1,242,588
Tyson Foods, Inc.,
Sr. Unsec’d. Notes	5.150	08/15/44		2,615	2,495,063

					376,884,334

Forest Products & Paper 0.0%

Georgia-Pacific LLC,
Sr. Unsec’d. Notes
	7.375	12/01/25		3,697	3,913,420

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Gas 0.2%

AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500%	05/20/25		1,503	$1,461,675
Sr. Unsec’d. Notes(a)	5.625	05/20/24		2,158	2,145,119
Sr. Unsec’d. Notes	5.750	05/20/27		10,584	10,050,837
Sr. Unsec’d. Notes	5.875	08/20/26		9,250	8,928,562
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes	5.850	01/15/41		1,130	1,185,632
NiSource, Inc.,
Sr. Unsec’d. Notes	3.600	05/01/30		11,180	10,386,759
Sr. Unsec’d. Notes	4.800	02/15/44		3,815	3,569,362
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes	3.500	06/01/29		15,235	14,258,110
Southern California Gas Co.,
First Mortgage, Series VV	4.300	01/15/49		9,350	8,219,210
Sr. Sec’d. Notes, Series UU	4.125	06/01/48		5,260	4,400,478
Southern Co. Gas Capital Corp.,
Gtd. Notes	4.400	06/01/43		2,700	2,292,019

					66,897,763

Healthcare-Products 0.4%

Abbott Laboratories,
Sr. Unsec’d. Notes	4.900	11/30/46		458	471,392
DH Europe Finance II Sarl,
Gtd. Notes(a)	1.350	09/18/39	EUR	13,421	10,203,025
Medline Borrower LP,
Sr. Sec’d. Notes, 144A	3.875	04/01/29		31,500	27,555,930
Sr. Unsec’d. Notes, 144A(a)	5.250	10/01/29		14,175	12,259,770
Medtronic Global Holdings SCA,
Gtd. Notes	1.375	10/15/40	EUR	26,375	19,257,149
Gtd. Notes	2.250	03/07/39	EUR	10,445	9,071,543
Stryker Corp.,
Sr. Unsec’d. Notes	2.125	11/30/27	EUR	16,050	16,662,465
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN	1.500	10/01/39	EUR	25,100	19,372,721
Sr. Unsec’d. Notes, EMTN	1.875	10/01/49	EUR	16,825	11,559,760
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes	2.425	12/13/26	EUR	35,000	36,839,068

					163,252,823

See Notes to Financial Statements.

PGIM Total Return Bond Fund    49

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services 1.7%

Advocate Health & Hospitals Corp.,
Sr. Unsec’d. Notes	3.387%	10/15/49	8,685	$6,743,775
Sr. Unsec’d. Notes	4.272	08/15/48	12,775	11,453,162
Unsec’d. Notes, Series 2020	2.211	06/15/30	14,025	11,911,325
Unsec’d. Notes, Series 2020	3.008	06/15/50	23,620	17,171,567
Aetna, Inc.,
Sr. Unsec’d. Notes	4.500	05/15/42	4,540	4,087,922
Sr. Unsec’d. Notes	6.750	12/15/37	5,365	5,983,133
Ascension Health,
Sr. Unsec’d. Notes	3.945	11/15/46	3,020	2,637,343
Sr. Unsec’d. Notes, Series B	2.532	11/15/29	29,625	26,278,485
Sr. Unsec’d. Notes, Series B	3.106	11/15/39	4,680	3,748,431
BayCare Health System, Inc.,
Sr. Unsec’d. Notes, Series 2020	3.831	11/15/50	14,365	12,256,268
Cleveland Clinic Foundation (The),
Unsec’d. Notes	4.858	01/01/2114	2,815	2,631,328
DaVita, Inc.,
Gtd. Notes, 144A	3.750	02/15/31	350	280,531
Gtd. Notes, 144A	4.625	06/01/30	5,545	4,832,418
Elevance Health, Inc.,
Sr. Unsec’d. Notes	2.875	09/15/29	10,600	9,683,884
Sr. Unsec’d. Notes	4.101	03/01/28	7,840	7,732,327
Sr. Unsec’d. Notes	4.650	01/15/43	1,650	1,551,520
Hackensack Meridian Health, Inc.,
Sec’d. Notes, Series 2020	2.675	09/01/41	40,545	29,301,235
HCA, Inc.,
Gtd. Notes	5.375	02/01/25	8,675	8,681,173
Gtd. Notes	5.875	02/15/26	323	328,027
Gtd. Notes	7.500	11/06/33	20,412	22,894,706
Gtd. Notes, MTN	7.750	07/15/36	20,400	23,479,470
Humana, Inc.,
Sr. Unsec’d. Notes	3.950	03/15/27	6,745	6,558,091
Sr. Unsec’d. Notes	4.875	04/01/30	75,000	75,305,740
Indiana University Health, Inc. Obligated Group, Sec’d. Notes	3.970	11/01/48	10,475	9,086,590
Kaiser Foundation Hospitals,
Gtd. Notes	4.150	05/01/47	15,275	13,813,275
Gtd. Notes, Series 2019(a)	3.266	11/01/49	21,296	16,325,885
Legacy LifePoint Health LLC,
Sr. Sec’d. Notes, 144A	4.375	02/15/27	5,025	4,277,570
Mayo Clinic,
Unsec’d. Notes, Series 2016	4.128	11/15/52	8,312	7,502,561

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)

Memorial Sloan-Kettering Cancer Center,
Sr. Unsec’d. Notes	4.125%	07/01/52	675	$596,248
Methodist Hospital (The),
Unsec’d. Notes, Series 20A	2.705	12/01/50	32,095	21,303,844
Montefiore Obligated Group,
Unsec’d. Notes	4.287	09/01/50	8,570	5,360,480
MyMichigan Health,
Sec’d. Notes, Series 2020	3.409	06/01/50	17,745	12,621,482
New York & Presbyterian Hospital (The),
Unsec’d. Notes	4.763	08/01/2116	3,615	3,147,638
Unsec’d. Notes, Series 2019	3.954	08/01/2119	14,835	11,108,031
NYU Langone Hospitals,
Sec’d. Notes	4.784	07/01/44	6,375	6,085,175
Orlando Health Obligated Group,
Sr. Unsec’d. Notes	3.327	10/01/50	9,850	7,141,166
PeaceHealth Obligated Group,
Sr. Unsec’d. Notes, Series 2020	3.218	11/15/50	14,445	10,223,592
Providence St Joseph Health Obligated Group,
Unsec’d. Notes, Series I	3.744	10/01/47	2,900	2,235,446
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes(a)	2.950	06/30/30	13,180	11,812,751
Sr. Unsec’d. Notes	3.500	03/30/25	8,005	7,794,716
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.,
Gtd. Notes, 144A(a)	9.750	12/01/26	6,000	4,992,135
Tenet Healthcare Corp.,
Gtd. Notes(a)	6.125	10/01/28	3,754	3,641,652
Sr. Sec’d. Notes(a)	4.250	06/01/29	8,625	7,911,157
Sr. Sec’d. Notes	4.375	01/15/30	8,214	7,557,881
Sr. Sec’d. Notes	4.625	06/15/28	98	92,865
Sr. Sec’d. Notes(a)	4.875	01/01/26	1,190	1,171,614
Sr. Sec’d. Notes(a)	5.125	11/01/27	15,680	15,226,026
Sr. Unsec’d. Notes(a)	6.875	11/15/31	14,600	14,351,913
Texas Health Resources,
Sec’d. Notes	4.330	11/15/55	3,450	3,050,071
Sec’d. Notes, Series 2019	3.372	11/15/51	2,250	1,662,088
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	2.300	05/15/31	8,240	7,135,425
Sr. Unsec’d. Notes	2.750	05/15/40	14,785	11,292,540
Sr. Unsec’d. Notes	4.375	03/15/42	615	573,518
Sr. Unsec’d. Notes	4.625	11/15/41	1,725	1,667,896
Sr. Unsec’d. Notes(h)	5.050	04/15/53	123,870	125,704,681

See Notes to Financial Statements.

PGIM Total Return Bond Fund    51

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)

UnitedHealth Group, Inc., (cont’d.)
Sr. Unsec’d. Notes	5.200%	04/15/63	47,740	$48,629,114
Sr. Unsec’d. Notes	5.700	10/15/40	185	200,655
Sr. Unsec’d. Notes	5.800	03/15/36	669	736,767
Willis-Knighton Medical Center,
Sec’d. Notes, Series 2018	4.813	09/01/48	1,560	1,412,342

				702,978,651

Home Builders 0.1%

Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29	4,675	3,898,315
Sr. Unsec’d. Notes, 144A	4.625	04/01/30	1,775	1,468,198
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	50	46,466
Gtd. Notes	6.750	03/15/25	59	58,759
Gtd. Notes	7.250	10/15/29	1,350	1,290,484
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	4.875	02/15/30	1,000	787,500
Gtd. Notes, 144A(a)	6.250	09/15/27	1,525	1,397,281
Sr. Unsec’d. Notes, 144A	5.000	06/15/29	6,025	4,820,000
Century Communities, Inc.,
Gtd. Notes(a)	6.750	06/01/27	5,225	5,252,763
Gtd. Notes, 144A(a)	3.875	08/15/29	1,150	1,007,268
KB Home,
Gtd. Notes	4.000	06/15/31	3,200	2,776,787
Gtd. Notes	4.800	11/15/29	50	46,839
Lennar Corp.,
Gtd. Notes	5.250	06/01/26	50	50,299
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.625	03/01/30	50	43,721
Meritage Homes Corp.,
Gtd. Notes	6.000	06/01/25	4,300	4,344,513
PulteGroup, Inc.,
Gtd. Notes	5.500	03/01/26	7,476	7,549,467
STL Holding Co. LLC,
Sr. Unsec’d. Notes, 144A	7.500	02/15/26	500	442,470
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28	6,683	6,631,398

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Home Builders (cont’d.)

Taylor Morrison Communities, Inc., (cont’d.)
Gtd. Notes, 144A	5.875%	06/15/27		8,150	$8,131,573
Sr. Unsec’d. Notes, 144A	5.125	08/01/30		655	616,198

					50,660,299

Household Products/Wares 0.0%

Reckitt Benckiser Treasury Services PLC (United Kingdom),
Gtd. Notes, 144A(a)	2.750	06/26/24		10,000	9,751,740
Spectrum Brands, Inc.,
Gtd. Notes	5.750	07/15/25		43	42,715

					9,794,455

Housewares 0.1%

Newell Brands, Inc.,
Sr. Unsec’d. Notes	4.700	04/01/26		19,245	18,377,774
Sr. Unsec’d. Notes	4.875	06/01/25		850	827,901
Scotts Miracle-Gro Co. (The),
Gtd. Notes	4.375	02/01/32		1,800	1,460,564
Gtd. Notes	5.250	12/15/26		52	49,936
SWF Escrow Issuer Corp.,
Sr. Unsec’d. Notes, 144A	6.500	10/01/29		4,548	2,775,561

					23,491,736

Insurance 0.7%

American International Group, Inc.,
Sr. Unsec’d. Notes	1.875	06/21/27	EUR	46,400	46,714,920
Sr. Unsec’d. Notes	3.900	04/01/26		13,440	13,136,413
Arch Capital Finance LLC,
Gtd. Notes	5.031	12/15/46		6,475	5,917,079
Arch Capital Group US, Inc.,
Gtd. Notes	5.144	11/01/43		2,250	2,111,748
Berkshire Hathaway Finance Corp.,
Gtd. Notes	2.850	10/15/50		9,400	6,718,354
Gtd. Notes	4.300	05/15/43		4,365	4,099,797
CNA Financial Corp.,
Sr. Unsec’d. Notes	3.900	05/01/29		16,610	15,763,553
Sr. Unsec’d. Notes	3.950	05/15/24		18,435	18,154,044
Sr. Unsec’d. Notes	4.500	03/01/26		12,000	11,890,942

See Notes to Financial Statements.

PGIM Total Return Bond Fund    53

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Insurance (cont’d.)

Everest Reinsurance Holdings, Inc.,
Sr. Unsec’d. Notes	3.500%	10/15/50		27,295	$19,643,937
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	4.300	04/15/43		480	402,497
Sr. Unsec’d. Notes	5.950	10/15/36		755	801,450
Sr. Unsec’d. Notes	6.100	10/01/41		995	1,034,946
Liberty Mutual Finance Europe DAC,
Gtd. Notes, 144A	1.750	03/27/24	EUR	15,700	16,887,604
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	3.950	05/15/60		26,250	18,693,830
Gtd. Notes, 144A	3.951	10/15/50		13,748	10,275,949
Gtd. Notes, 144A	4.569	02/01/29		1,675	1,614,803
Lincoln National Corp.,
Sr. Unsec’d. Notes(a)	3.050	01/15/30		10,985	8,948,117
Sr. Unsec’d. Notes	6.300	10/09/37		3,930	3,928,410
Sr. Unsec’d. Notes	7.000	06/15/40		6,700	6,763,360
Markel Corp.,
Sr. Unsec’d. Notes	5.000	03/30/43		300	267,602
Sr. Unsec’d. Notes	5.000	04/05/46		7,530	6,884,448
Sr. Unsec’d. Notes	5.000	05/20/49		14,057	12,944,056
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A	3.625	09/30/59		758	552,215
Principal Financial Group, Inc.,
Gtd. Notes	4.300	11/15/46		7,190	5,972,265
Gtd. Notes	4.350	05/15/43		760	631,796
Gtd. Notes	4.625	09/15/42		275	242,537
Progressive Corp. (The),
Jr. Sub. Notes, Series B, 3 Month LIBOR + 2.539%	7.405(c)	05/30/23(oo)		15,110	14,732,250
Sompo International Holdings Ltd. (Bermuda),
Sr. Unsec’d. Notes	7.000	07/15/34		525	570,711
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A	4.900	09/15/44		16,598	15,412,765
Sub. Notes, 144A	6.850	12/16/39		325	367,611
Willis North America, Inc.,
Gtd. Notes	3.600	05/15/24		20,670	20,267,175

					292,347,184

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Internet 0.0%

Cablevision Lightpath LLC,
Sr. Sec’d. Notes, 144A	3.875%	09/15/27		200	$167,215
Expedia Group, Inc.,
Gtd. Notes(a)	2.950	03/15/31		5,930	5,010,573

					5,177,788

Iron/Steel 0.0%

Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A
	6.625	01/31/29		40	39,742

Leisure Time 0.0%

Royal Caribbean Cruises Ltd.,
Gtd. Notes, 144A(a)
	7.250	01/15/30		2,025	2,025,425

Lodging 0.2%

Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A	3.625	02/15/32		4,900	4,181,257
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes(a)	3.900	08/08/29		2,250	2,045,518
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series GG	3.500	10/15/32		17,030	14,938,137
Sr. Unsec’d. Notes, Series R	3.125	06/15/26		37,700	35,877,851
MGM Resorts International,
Gtd. Notes	4.625	09/01/26		500	477,682
Gtd. Notes(a)	4.750	10/15/28		3,000	2,788,131
Gtd. Notes(a)	5.500	04/15/27		1,532	1,497,565
Gtd. Notes	5.750	06/15/25		25	24,912
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes	5.625	08/08/25		10,815	10,555,656
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A	5.500	01/15/26		13,500	12,504,375

					84,891,084

Machinery-Diversified 0.3%

Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A(a)	7.500	01/01/30		7,025	7,245,895
TK Elevator Holdco GmbH (Germany),
Sr. Unsec’d. Notes	6.625	07/15/28	EUR	31,146	28,516,193

See Notes to Financial Statements.

PGIM Total Return Bond Fund    55

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Machinery-Diversified (cont’d.)

TK Elevator Midco GmbH (Germany),
Sr. Sec’d. Notes, 3 Month EURIBOR + 4.750% (Cap N/A, Floor 4.750%)	7.927%(c)	07/15/27	EUR	24,306	$26,600,340
Sr. Sec’d. Notes, 144A	4.375	07/15/27	EUR	43,500	42,732,676
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes(a)	4.950	09/15/28		11,817	11,694,224

					116,789,328

Media 1.0%

CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes	4.500	05/01/32		18,200	14,597,940
Sr. Unsec’d. Notes, 144A	4.250	02/01/31		12,250	10,080,355
Sr. Unsec’d. Notes, 144A	4.250	01/15/34		3,975	3,043,205
Sr. Unsec’d. Notes, 144A	4.500	06/01/33		7,175	5,720,784
Sr. Unsec’d. Notes, 144A(a)	4.750	03/01/30		11,025	9,490,453
Sr. Unsec’d. Notes, 144A(a)	5.375	06/01/29		14,107	12,949,769
Sr. Unsec’d. Notes, 144A(a)	5.500	05/01/26		17,056	16,738,811
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes(a)	3.700	04/01/51		70,000	44,379,663
Sr. Sec’d. Notes	3.900	06/01/52		15,490	10,089,758
Sr. Sec’d. Notes	4.800	03/01/50		9,593	7,279,047
Sr. Sec’d. Notes	5.125	07/01/49		40,050	31,272,986
Sr. Sec’d. Notes	5.375	04/01/38		6,070	5,254,823
Sr. Sec’d. Notes	5.375	05/01/47		26,899	21,951,770
Sr. Sec’d. Notes	5.750	04/01/48		27,908	23,676,223
Sr. Sec’d. Notes	6.384	10/23/35		7,110	7,025,310
Sr. Sec’d. Notes(a)	6.484	10/23/45		4,326	4,006,097
Sr. Sec’d. Notes	6.834	10/23/55		7,580	7,214,963
Comcast Corp.,
Gtd. Notes	3.969	11/01/47		16	13,554
Gtd. Notes	4.250	10/15/30		21,595	21,387,255
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A	3.350	09/15/26		15,505	14,784,169
CSC Holdings LLC,
Gtd. Notes, 144A(a)	3.375	02/15/31		6,510	4,481,591
Gtd. Notes, 144A	4.500	11/15/31		2,500	1,750,666
Gtd. Notes, 144A	5.375	02/01/28		208	170,574
Gtd. Notes, 144A	5.500	04/15/27		6,800	5,815,695
Gtd. Notes, 144A	6.500	02/01/29		700	584,622
Sr. Unsec’d. Notes, 144A(a)	4.625	12/01/30		8,450	4,121,813

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Media (cont’d.)

CSC Holdings LLC, (cont’d.)
Sr. Unsec’d. Notes, 144A	5.750%	01/15/30		11,500	$5,865,556
Sr. Unsec’d. Notes, 144A(a)	7.500	04/01/28		6,465	4,055,308
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A	6.625	08/15/27(d)		35,072	1,059,261
Sec’d. Notes, 144A	5.375	08/15/26(d)		104,920	7,295,871
Discovery Communications LLC,
Gtd. Notes	4.000	09/15/55		12,175	7,995,760
Gtd. Notes	5.200	09/20/47		11,154	9,098,478
Gtd. Notes	5.300	05/15/49		13,607	11,117,898
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29		17,000	7,859,175
Gtd. Notes	5.875	11/15/24		5,185	4,296,651
Gtd. Notes	7.375	07/01/28		1,345	671,897
Gtd. Notes	7.750	07/01/26		43,472	25,099,650
DISH Network Corp.,
Sr. Sec’d. Notes, 144A	11.750	11/15/27		2,400	2,269,483
Gray Television, Inc.,
Gtd. Notes, 144A	5.875	07/15/26		50	42,494
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Unsec’d. Notes, 144A	6.500	09/15/28		367	171,035
Time Warner Cable LLC,
Sr. Sec’d. Notes	6.550	05/01/37		3,690	3,592,149
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	5.125	02/15/25		10,700	10,537,139
Sr. Sec’d. Notes, 144A	6.625	06/01/27		50	48,141
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.250	01/15/30	GBP	8,400	8,351,623
Virgin Media Vendor Financing Notes III DAC (United Kingdom),
Sr. Sec’d. Notes	4.875	07/15/28	GBP	10,800	11,113,788

					408,423,253

Mining 0.1%

Barrick North America Finance LLC (Canada),
Gtd. Notes	5.750	05/01/43		14,510	15,320,185
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A(a)	7.500	04/01/25		2,500	2,487,125

See Notes to Financial Statements.

PGIM Total Return Bond Fund    57

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Mining (cont’d.)

Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, 144A, MTN	5.315%	04/14/32	10,370	$9,970,107
Freeport-McMoRan, Inc.,
Gtd. Notes	4.550	11/14/24	50	49,389

				27,826,806

Miscellaneous Manufacturing 0.0%

Amsted Industries, Inc.,
Gtd. Notes, 144A	5.625	07/01/27	500	491,793
Sr. Unsec’d. Notes, 144A	4.625	05/15/30	347	316,336
Pentair Finance Sarl,
Gtd. Notes(a)	4.500	07/01/29	1,300	1,241,686

				2,049,815

Multi-National 0.2%

Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes	3.750	11/23/23	10,400	10,298,704
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.250% (Cap 2.000%, Floor 0.000%)	2.000(c)	02/16/24	6,838	6,681,620
Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.000% (Cap 2.590%, Floor N/A)	2.590(c)	12/29/26	3,500	3,229,381
Inter-American Development Bank (Supranational Bank),
Notes	6.800	10/15/25	10,000	10,569,839
Unsec’d. Notes	6.950	08/01/26	2,000	2,179,104
Unsec’d. Notes, MTN	6.290	07/16/27	2,756	2,967,693
Unsec’d. Notes, MTN(a)	6.750	07/15/27	13,630	14,942,590
International Bank for Reconstruction & Development (Supranational Bank),
Notes, MTN	1.237(s)	10/31/30	3,739	2,753,239
Sr. Unsec’d. Notes	0.000(cc)	06/30/34	8,591	5,248,276
Sr. Unsec’d. Notes, MTN	0.000(cc)	07/31/34	4,605	3,110,972
Sr. Unsec’d. Notes, MTN	0.000(cc)	08/28/34	853	543,956
Sr. Unsec’d. Notes, MTN	0.000(cc)	11/28/34	273	189,108
Sr. Unsec’d. Notes, MTN	2.700	12/28/37	28,188	22,767,669
Unsec’d. Notes, MTN	3.448(s)	09/17/30	2,250	1,671,116

				87,153,267

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Office/Business Equipment 0.0%

CDW LLC/CDW Finance Corp.,
Gtd. Notes	3.250%	02/15/29	50	$43,218
Gtd. Notes	4.125	05/01/25	228	222,802

				266,020

Oil & Gas 2.0%

Aethon United BR LP/Aethon United Finance Corp.,
Sr. Unsec’d. Notes, 144A	8.250	02/15/26	14,625	14,261,492
Aker BP ASA (Norway),
Sr. Unsec’d. Notes, 144A	2.875	01/15/26	3,834	3,639,817
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A(a)	7.000	11/01/26	15,411	14,931,909
Gtd. Notes, 144A	9.000	11/01/27	11,231	13,886,225
Sr. Unsec’d. Notes, 144A	8.250	12/31/28	10,775	10,420,653
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	5.250	06/15/37	29,438	28,179,490
Sr. Unsec’d. Notes	5.400	06/15/47	14,665	13,655,652
Sr. Unsec’d. Notes(a)	6.750	11/15/39	10,478	11,354,956
Sr. Unsec’d. Notes	6.800	09/15/37	6,150	6,616,282
Chesapeake Energy Corp.,
Gtd. Notes, 144A	5.500	02/01/26	1,700	1,678,126
Gtd. Notes, 144A	5.875	02/01/29	4,900	4,674,694
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A	6.375	06/15/26	539	524,797
Sr. Sec’d. Notes, 144A	7.000	06/15/25	6,194	6,162,508
CNX Resources Corp.,
Gtd. Notes, 144A	7.250	03/14/27	18,725	18,619,709
Continental Resources, Inc.,
Gtd. Notes	3.800	06/01/24	12,160	11,928,861
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A	5.625	10/15/25	500	493,812
Devon Energy Corp.,
Sr. Unsec’d. Notes	5.250	09/15/24	50	50,142
Sr. Unsec’d. Notes	5.250	10/15/27	113	113,046
Sr. Unsec’d. Notes	5.600	07/15/41	14,172	13,791,430
Sr. Unsec’d. Notes	5.875	06/15/28	32	32,339
Sr. Unsec’d. Notes	8.250	08/01/23	500	501,016
Diamondback Energy, Inc.,
Gtd. Notes	3.250	12/01/26	51,435	49,358,591
Gtd. Notes(a)	3.500	12/01/29	1,459	1,350,801

See Notes to Financial Statements.

PGIM Total Return Bond Fund    59

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes(a)	5.375%	06/26/26		3,434	$3,241,353
Sr. Unsec’d. Notes	6.875	04/29/30		26,440	23,564,650
Sr. Unsec’d. Notes	8.875	01/13/33		18,888	18,262,335
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A	5.750	01/30/28		10,493	10,444,262
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A(a)	4.500	03/30/24		33,234	32,340,005
Sr. Sec’d. Notes, 144A	4.875	03/30/26		27,119	24,886,767
Sr. Sec’d. Notes, 144A(a)	5.375	03/30/28		8,890	7,919,323
EQT Corp.,
Sr. Unsec’d. Notes	3.900	10/01/27		50	47,287
Sr. Unsec’d. Notes	7.000	02/01/30		50	52,806
Equinor ASA (Norway),
Gtd. Notes(a)	3.700	04/06/50		20,155	16,957,728
Gtd. Notes	4.250	11/23/41		9,026	8,437,254
Exxon Mobil Corp.,
Sr. Unsec’d. Notes(a)	3.452	04/15/51		26,280	21,036,368
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes	2.250	11/22/24(d)	EUR	1,200	1,057,824
Sr. Unsec’d. Notes	2.500	03/21/26(d)	EUR	3,000	2,479,275
Sr. Unsec’d. Notes	3.125	11/17/23(d)	EUR	40,100	38,000,123
Sr. Unsec’d. Notes	4.250	04/06/24	GBP	8,530	8,040,058
Gazprom PJSC via Gaz Finance PLC (Russia),
Sr. Unsec’d. Notes, EMTN	1.500	02/17/27(d)	EUR	1,367	1,016,751
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29		6,066	5,665,090
Sr. Unsec’d. Notes, 144A	6.000	04/15/30		14,575	13,587,651
Sr. Unsec’d. Notes, 144A	6.000	02/01/31		3,200	2,961,380
Sr. Unsec’d. Notes, 144A	6.250	11/01/28		4,320	4,136,400
Sr. Unsec’d. Notes, 144A	6.250	04/15/32		18,650	17,463,305
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A(a)	4.750	04/19/27		3,000	2,854,800
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes	5.850	12/15/45		9,983	9,353,852
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	5.875	02/01/29		1,850	1,776,000
Gtd. Notes, 144A(a)	7.125	02/01/27		8,860	9,081,500
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	6.200	03/15/40		4,200	4,319,768
Sr. Unsec’d. Notes	6.450	09/15/36		10,587	11,274,844
Sr. Unsec’d. Notes	6.625	09/01/30		50	53,326

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Occidental Petroleum Corp., (cont’d.)
Sr. Unsec’d. Notes(a)	6.950%	07/01/24		727	$739,723
Sr. Unsec’d. Notes	7.950	06/15/39		1,600	1,839,916
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, EMTN	5.625	05/20/43		2,155	2,052,368
Petrobras Global Finance BV (Brazil),
Gtd. Notes	6.625	01/16/34	GBP	22,380	24,343,109
Gtd. Notes, EMTN	6.250	12/14/26	GBP	1,000	1,225,567
Petroleos Mexicanos (Mexico),
Gtd. Notes	4.750	02/26/29	EUR	5,937	5,148,947
Gtd. Notes(a)	5.350	02/12/28		8,849	7,335,268
Gtd. Notes	6.490	01/23/27		22,735	20,347,825
Gtd. Notes	6.500	03/13/27		40,109	35,753,163
Gtd. Notes(a)	6.500	01/23/29		19,625	16,524,741
Gtd. Notes	6.625	06/15/35		2,920	2,028,436
Gtd. Notes	6.700	02/16/32		9,449	7,258,013
Gtd. Notes	6.840	01/23/30		24,478	19,685,820
Gtd. Notes	9.500	09/15/27		1,590	1,609,875
Gtd. Notes, EMTN	3.750	02/21/24	EUR	29,100	31,560,262
Gtd. Notes, EMTN	3.750	11/16/25	GBP	4,120	4,667,472
Gtd. Notes, EMTN	4.875	02/21/28	EUR	37,910	34,849,149
Gtd. Notes, MTN(a)	4.625	09/21/23		5,319	5,249,587
Gtd. Notes, MTN	6.750	09/21/47		18,446	11,353,513
U.S. Gov’t. Gtd. Notes, 3 Month LIBOR + 0.430%	5.294(c)	02/15/24		2,200	2,197,276
Phillips 66,
Gtd. Notes(a)	2.150	12/15/30		2,150	1,797,594
Gtd. Notes	4.650	11/15/34		2,965	2,868,866
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes	1.900	08/15/30		6,410	5,319,994
QatarEnergy (Qatar),
Sr. Unsec’d. Notes, 144A	1.375	09/12/26		22,400	20,262,200
Sr. Unsec’d. Notes, 144A	3.125	07/12/41		22,410	17,645,074
Transocean, Inc.,
Gtd. Notes, 144A	7.500	01/15/26		4,450	4,094,000
Gtd. Notes, 144A	8.000	02/01/27		1,950	1,726,043

					816,022,234

Oil & Gas Services 0.0%

Cameron International Corp.,
Gtd. Notes
	5.950	06/01/41		2,775	2,630,762

See Notes to Financial Statements.

PGIM Total Return Bond Fund    61

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Packaging & Containers 0.0%

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Sec’d. Notes, 144A	4.125%	08/15/26	500	$470,280
Graham Packaging Co., Inc.,
Gtd. Notes, 144A	7.125	08/15/28	120	105,015
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A(a)	6.375	08/15/25	1,200	1,232,383
Gtd. Notes, 144A(a)	6.625	05/13/27	375	376,251

				2,183,929

Pharmaceuticals 1.5%

AbbVie, Inc.,
Sr. Unsec’d. Notes(a)	3.600	05/14/25	14,395	14,072,470
Sr. Unsec’d. Notes	4.050	11/21/39	64,070	56,651,638
Sr. Unsec’d. Notes	4.400	11/06/42	25,402	23,143,552
Sr. Unsec’d. Notes	4.500	05/14/35	20,670	20,138,378
Sr. Unsec’d. Notes	4.550	03/15/35	59,564	58,287,401
Sr. Unsec’d. Notes	4.700	05/14/45	37,711	35,349,670
Sr. Unsec’d. Notes	4.750	03/15/45	10,308	9,731,020
Sr. Unsec’d. Notes	4.850	06/15/44	9,795	9,339,730
AdaptHealth LLC,
Gtd. Notes, 144A	4.625	08/01/29	1,000	816,258
AmerisourceBergen Corp.,
Sr. Unsec’d. Notes	3.250	03/01/25	3,875	3,767,611
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28	7,050	3,172,500
Gtd. Notes, 144A(a)	5.000	02/15/29	10,965	4,934,250
Gtd. Notes, 144A	5.250	01/30/30	21,122	9,874,535
Gtd. Notes, 144A(a)	5.250	02/15/31	20,329	9,605,452
Gtd. Notes, 144A(a)	6.250	02/15/29	48,869	22,274,979
Gtd. Notes, 144A	7.000	01/15/28	2,750	1,265,000
Sr. Sec’d. Notes, 144A	4.875	06/01/28	12,850	8,472,969
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes	3.700	06/06/27	5,463	5,293,528
Sr. Unsec’d. Notes	3.734	12/15/24	1,082	1,061,592
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes	4.125	06/15/39	11,360	10,640,498
Cigna Group (The),
Gtd. Notes	3.250	04/15/25	10,000	9,710,392
Gtd. Notes	3.400	03/01/27	2,035	1,954,083
Gtd. Notes	4.375	10/15/28	31,225	31,018,688

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)

Cigna Group (The), (cont’d.)
Gtd. Notes	4.500%	02/25/26	6,005	$5,989,059
CVS Health Corp.,
Sr. Unsec’d. Notes(a)	1.875	02/28/31	24,845	20,191,633
Sr. Unsec’d. Notes	4.300	03/25/28	2,453	2,422,902
Sr. Unsec’d. Notes	5.125	07/20/45	5,000	4,722,580
Sr. Unsec’d. Notes	5.300	12/05/43	7,440	7,261,357
Sr. Unsec’d. Notes(a)	5.625	02/21/53	4,580	4,601,262
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A	6.000	02/01/25(d)	2	82
Mylan, Inc.,
Gtd. Notes	5.400	11/29/43	38,126	31,322,641
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes	2.875	09/23/23	8,917	8,824,145
Gtd. Notes	3.200	09/23/26	69,545	66,111,904
Utah Acquisition Sub, Inc.,
Gtd. Notes	5.250	06/15/46	94,061	72,781,987
Viatris, Inc.,
Gtd. Notes	3.850	06/22/40	27,725	19,211,835
Gtd. Notes	4.000	06/22/50	18,558	12,032,746

				606,050,327

Pipelines 1.8%

Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.750	03/01/27	3,230	3,126,492
Gtd. Notes, 144A	5.750	01/15/28	630	610,674
Gtd. Notes, 144A	7.875	05/15/26	14,960	15,355,168
Cheniere Energy, Inc.,
Sr. Unsec’d. Notes	4.625	10/15/28	50	47,724
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp.,
Gtd. Notes, 144A	4.150	08/15/26	24,840	24,137,471
DCP Midstream Operating LP,
Gtd. Notes	5.125	05/15/29	50	49,623
Gtd. Notes	5.625	07/15/27	50	50,826
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes	4.600	12/15/44	245	212,862
Energy Transfer LP,
Gtd. Notes	5.350	05/15/45	2,240	1,994,604
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	65,450	55,154,943

See Notes to Financial Statements.

PGIM Total Return Bond Fund    63

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)

Energy Transfer LP, (cont’d.)
Jr. Sub. Notes, Series H	6.500%(ff)	11/15/26(oo)	19,835	$17,565,052
Sr. Unsec’d. Notes	5.000	05/15/50	7,845	6,648,681
Sr. Unsec’d. Notes	5.150	03/15/45	1,222	1,066,405
Sr. Unsec’d. Notes	5.300	04/01/44	4,150	3,665,733
Sr. Unsec’d. Notes	5.300	04/15/47	6,095	5,340,807
Sr. Unsec’d. Notes	5.400	10/01/47	15,294	13,607,097
Sr. Unsec’d. Notes	6.050	06/01/41	2,500	2,514,175
Sr. Unsec’d. Notes	6.125	12/15/45	9,720	9,495,628
Sr. Unsec’d. Notes	6.250	04/15/49	37,960	37,566,169
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes	5.600	04/01/44	1,325	1,101,819
Enterprise Products Operating LLC,
Gtd. Notes	3.200	02/15/52	42,775	30,139,810
Gtd. Notes	3.700	01/31/51	2,665	2,051,261
Gtd. Notes	3.950	01/31/60	6,000	4,676,242
Gtd. Notes	4.200	01/31/50	5,910	4,943,498
Gtd. Notes	4.250	02/15/48	5,593	4,759,289
Gtd. Notes	4.900	05/15/46	18,296	17,010,770
Gtd. Notes	4.950	10/15/54	5,000	4,579,023
Gtd. Notes	5.100	02/15/45	8,450	8,132,404
Gtd. Notes, Series D, 3 Month LIBOR + 2.986%	7.858(c)	08/16/77	9,502	9,048,297
EQM Midstream Partners LP,
Sr. Unsec’d. Notes	5.500	07/15/28	50	45,508
Sr. Unsec’d. Notes, 144A	6.000	07/01/25	19	18,656
Fermaca Enterprises S de RL de CV (Mexico),
Sr. Sec’d. Notes, 144A	6.375	03/30/38	4,170	3,973,282
Kinder Morgan Energy Partners LP,
Gtd. Notes	4.700	11/01/42	8,000	6,888,280
Gtd. Notes	5.000	03/01/43	1,958	1,725,537
Gtd. Notes	6.500	09/01/39	1,260	1,336,618
Kinder Morgan, Inc.,
Gtd. Notes(a)	2.000	02/15/31	35,000	28,456,522
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes	4.200	12/01/42	1,600	1,222,176
Sr. Unsec’d. Notes	4.200	03/15/45	2,830	2,123,643
Sr. Unsec’d. Notes	5.150	10/15/43	14,820	13,405,291
Midwest Connector Capital Co. LLC,
Gtd. Notes, 144A	3.900	04/01/24	20,820	20,447,274
Gtd. Notes, 144A	4.625	04/01/29	5,980	5,623,927
MPLX LP,
Sr. Unsec’d. Notes	1.750	03/01/26	10,440	9,604,733

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)

MPLX LP, (cont’d.)
Sr. Unsec’d. Notes	4.000%	03/15/28	6,490	$6,263,692
Sr. Unsec’d. Notes	4.500	04/15/38	26,290	23,598,639
Sr. Unsec’d. Notes	4.950	03/14/52	1,560	1,348,877
Sr. Unsec’d. Notes	5.200	12/01/47	2,060	1,837,816
Northwest Pipeline LLC,
Sr. Unsec’d. Notes	4.000	04/01/27	4,110	3,989,123
ONEOK Partners LP,
Gtd. Notes	6.850	10/15/37	1,000	1,070,484
ONEOK, Inc.,
Gtd. Notes	3.400	09/01/29	35,605	32,294,745
Gtd. Notes(a)	4.450	09/01/49	33,477	26,224,698
Gtd. Notes	4.950	07/13/47	59,765	50,694,317
Gtd. Notes	5.200	07/15/48	3,390	2,966,261
Gtd. Notes	6.000	06/15/35	4,200	4,230,792
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes	3.550	12/15/29	9,275	8,372,675
Sr. Unsec’d. Notes	4.650	10/15/25	5,190	5,134,665
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	3.600	05/15/25	5,975	5,684,177
Sr. Unsec’d. Notes, 144A	6.875	04/15/40	6,500	5,662,203
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	10,617	9,855,914
Gtd. Notes, 144A	6.000	03/01/27	3,423	3,304,177
Gtd. Notes, 144A	6.000	12/31/30	3,975	3,537,301
Gtd. Notes, 144A	7.500	10/01/25	5,375	5,427,518
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes	5.000	01/15/28	50	48,958
Texas Eastern Transmission LP,
Sr. Unsec’d. Notes, 144A	4.150	01/15/48	835	685,878
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes	4.600	03/15/48	20,015	17,636,276
Valero Energy Partners LP,
Gtd. Notes	4.500	03/15/28	7,970	7,884,880
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29	9,205	8,287,167
Sr. Sec’d. Notes, 144A	4.125	08/15/31	2,380	2,108,968
Western Midstream Operating LP,
Sr. Unsec’d. Notes	3.950	06/01/25	8,815	8,495,623
Sr. Unsec’d. Notes	4.300	02/01/30	50	45,783

See Notes to Financial Statements.

PGIM Total Return Bond Fund    65

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)

Western Midstream Operating LP, (cont’d.)
Sr. Unsec’d. Notes	4.750%	08/15/28		3,250	$3,128,035
Sr. Unsec’d. Notes	5.450	04/01/44		875	760,944
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	3.750	06/15/27		43,926	42,471,966
Sr. Unsec’d. Notes	3.900	01/15/25		18,356	18,030,375
Sr. Unsec’d. Notes	4.000	09/15/25		8,625	8,446,802
Sr. Unsec’d. Notes	4.850	03/01/48		1,086	963,450
Sr. Unsec’d. Notes(a)	4.900	01/15/45		5,902	5,244,052
Sr. Unsec’d. Notes	5.300	08/15/52		10,725	10,061,874

					715,323,099

Real Estate 0.1%

Five Point Operating Co. LP/Five Point Capital Corp.,
Gtd. Notes, 144A(a)	7.875	11/15/25		6,050	5,504,188
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29		3,517	2,959,951
Gtd. Notes, 144A	4.375	02/01/31		2,500	2,027,964
Gtd. Notes, 144A	5.375	08/01/28		500	453,103
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A	3.875	03/20/27		14,600	13,739,406
Sinochem Offshore Capital Co. Ltd. (China),
Gtd. Notes, EMTN	0.750	11/25/25	EUR	2,000	1,996,229

					26,680,841

Real Estate Investment Trusts (REITs) 0.6%

Alexandria Real Estate Equities, Inc.,
Gtd. Notes(a)	1.875	02/01/33		9,640	7,288,783
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	3.650	06/15/24		14,830	14,342,210
Sr. Unsec’d. Notes	4.125	05/15/29		22,019	20,164,329
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31		13,046	8,222,927
Gtd. Notes	9.750	06/15/25		10,273	9,827,319
Sr. Unsec’d. Notes(a)	4.750	05/01/24		2,498	2,280,165
Sr. Unsec’d. Notes(a)	4.750	02/15/28		17,845	11,005,909
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes	3.350	09/01/24		1,260	1,219,183
Gtd. Notes	5.250	06/01/25		2,555	2,509,711

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)

Healthpeak OP LLC,
Gtd. Notes	3.500%	07/15/29		1,490	$1,378,871
Healthpeak Properties, Inc.,
Gtd. Notes	3.400	02/01/25		537	520,944
Highwoods Realty LP,
Sr. Unsec’d. Notes(a)	3.875	03/01/27		5,885	5,329,444
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes, Series I(a)	3.500	09/15/30		36,393	31,038,372
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	0.993	10/15/26	EUR	200	155,663
Gtd. Notes(a)	5.000	10/15/27		1,666	1,401,830
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Sr. Sec’d. Notes, 144A	7.500	06/01/25		5,000	5,024,649
Realty Income Corp.,
Sr. Unsec’d. Notes	2.850	12/15/32		19,830	16,561,777
Service Properties Trust,
Sr. Unsec’d. Notes	4.350	10/01/24		30,000	28,620,599
Ventas Realty LP,
Gtd. Notes	3.500	02/01/25		5,000	4,823,074
Gtd. Notes	3.850	04/01/27		31,660	30,089,082
Gtd. Notes	4.400	01/15/29		4,765	4,548,745
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.125	08/15/30		25	22,442
Gtd. Notes, 144A	4.250	12/01/26		13,075	12,464,055
Gtd. Notes, 144A	4.625	06/15/25		2,190	2,128,394
Welltower OP LLC,
Gtd. Notes	2.700	02/15/27		2,640	2,419,894
Gtd. Notes	2.750	01/15/31		2,250	1,890,824
Gtd. Notes	4.000	06/01/25		6,960	6,785,311
Gtd. Notes	4.125	03/15/29		1,050	984,373
Gtd. Notes	4.250	04/01/26		14,095	13,857,207
WP Carey, Inc.,
Sr. Unsec’d. Notes	2.400	02/01/31		12,425	10,165,882

					257,071,968

Retail 0.5%

1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A	4.000	10/15/30		12,500	10,891,875

See Notes to Financial Statements.

PGIM Total Return Bond Fund    67

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Retail (cont’d.)

At Home Group, Inc.,
Sr. Sec’d. Notes, 144A (original cost $1,300,000;purchased 06/24/21)(a)(f)	4.875%	07/15/28		1,300	$848,188
AutoZone, Inc.,
Sr. Unsec’d. Notes	3.250	04/15/25		18,000	17,431,834
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes (original cost $32,832,807;purchased 02/27/20 - 12/02/20)(a)(f)	4.375	02/07/25	EUR	29,200	29,937,676
Sr. Sec’d. Notes (original cost $88,607,092;purchased 12/09/19 - 11/24/21)(a)(f)	6.250	10/30/25	EUR	74,133	76,707,234
Sr. Sec’d. Notes, 144A (original cost $13,985,670; purchased 05/02/19 - 05/03/19)(f)	4.375	02/07/25	EUR	12,500	12,811,677
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Sr. Sec’d. Notes, 144A	4.625	01/15/29		6,200	5,421,609
Gap, Inc. (The),
Gtd. Notes, 144A	3.875	10/01/31		13,000	9,059,008
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes(a)	1.750	03/15/31		1,461	1,181,676
Patrick Industries, Inc.,
Gtd. Notes, 144A	7.500	10/15/27		300	295,832
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes	5.625	12/01/25		39,699	39,189,018

					203,775,627

Semiconductors 0.5%

Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A	3.137	11/15/35		26,909	20,836,913
Sr. Unsec’d. Notes, 144A	3.187	11/15/36		184,190	140,279,727
Intel Corp.,
Sr. Unsec’d. Notes	5.700	02/10/53		11,740	12,002,071
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes(a)	3.150	05/01/27		7,190	6,712,764
Gtd. Notes	3.400	05/01/30		9,130	8,178,768

					188,010,243

Software 0.3%

Black Knight InfoServ LLC,
Gtd. Notes, 144A	3.625	09/01/28		50	45,157
Boxer Parent Co., Inc.,
Sec’d. Notes, 144A(a)	9.125	03/01/26		14,859	14,498,744

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Software (cont’d.)

Microsoft Corp.,
Sr. Unsec’d. Notes	2.525%	06/01/50	11,535	$8,183,164
Sr. Unsec’d. Notes	2.921	03/17/52	2,025	1,547,211
Oracle Corp.,
Sr. Unsec’d. Notes	2.950	05/15/25	42,350	40,803,822
Sr. Unsec’d. Notes	3.800	11/15/37	18,135	15,159,990
Sr. Unsec’d. Notes	3.850	04/01/60	14,025	9,821,032
Sr. Unsec’d. Notes	3.950	03/25/51	11,600	8,746,732
Sr. Unsec’d. Notes	4.650	05/06/30	28,620	28,064,147
Sr. Unsec’d. Notes(a)	5.550	02/06/53	6,220	5,967,926

				132,837,925

Telecommunications 2.2%

Altice France SA (France),
Sr. Sec’d. Notes, 144A	8.125	02/01/27	10,202	9,089,064
AT&T, Inc.,
Sr. Unsec’d. Notes	2.300	06/01/27	3,300	3,027,886
Sr. Unsec’d. Notes	2.550	12/01/33	21,058	16,941,808
Sr. Unsec’d. Notes	3.500	09/15/53	113,155	81,027,101
Sr. Unsec’d. Notes	3.550	09/15/55	19,994	14,167,913
Sr. Unsec’d. Notes	3.650	09/15/59	73,611	52,053,960
Sr. Unsec’d. Notes	3.800	12/01/57	7,661	5,621,644
Sr. Unsec’d. Notes	4.300	02/15/30	15,455	15,004,109
Digicel Group Holdings Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A, Cash coupon 5.000%and PIK 3.000% (original cost $198,419;purchased 06/23/20 - 10/03/22)(f)	8.000	04/01/25	648	247,794
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A (original cost $10,919,662;purchased 05/22/20 - 11/05/20)(a)(f)	8.000	12/31/26	14,640	3,132,124
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000% (original cost $28,037,753; purchased 05/22/20 - 12/15/22)(f)	13.000	12/31/25	29,336	18,386,298
Sr. Sec’d. Notes, 144A (original cost $69,665,863; purchased 05/22/20 - 10/04/21)(f)	8.750	05/25/24	68,274	61,566,080
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A (original cost $26,765,700;purchased 02/24/15 - 02/10/21)(f)	6.750	06/01/23	36,750	7,166,250
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A	6.500	10/15/26	15,350	14,774,375

See Notes to Financial Statements.

PGIM Total Return Bond Fund    69

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)

Iliad Holding SASU (France), (cont’d.)
Sr. Sec’d. Notes, 144A(a)	7.000%	10/15/28		9,175	$8,670,375
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes^	5.500	08/01/23(d)		2,000	2
Gtd. Notes, 144A^	8.500	10/15/24(d)		2,400	2
Gtd. Notes, 144A^(a)	9.750	07/15/25(d)		2,625	3
Sr. Sec’d. Notes, 144A	6.500	03/15/30		83,590	77,425,237
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A(a)	3.400	03/01/27		21,986	17,193,724
Sr. Sec’d. Notes, 144A	10.500	05/15/30		550	526,596
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes	4.600	05/23/29		20,980	20,584,994
Sprint Capital Corp.,
Gtd. Notes	8.750	03/15/32		29,300	35,839,623
Sprint LLC,
Gtd. Notes	7.125	06/15/24		39,580	40,232,214
Gtd. Notes	7.625	02/15/25		24,159	24,895,566
Gtd. Notes	7.875	09/15/23		79,334	79,937,287
TalkTalk Telecom Group Ltd. (United Kingdom),
Gtd. Notes	3.875	02/20/25	GBP	5,000	4,788,569
T-Mobile USA, Inc.,
Gtd. Notes(a)	2.250	11/15/31		9,000	7,367,923
Gtd. Notes	2.550	02/15/31		19,800	16,843,057
Gtd. Notes	2.625	02/15/29		14,375	12,707,846
Gtd. Notes	3.000	02/15/41		40,760	30,289,111
Gtd. Notes	3.300	02/15/51		9,414	6,716,401
Gtd. Notes	3.875	04/15/30		13,050	12,295,116
Gtd. Notes	4.375	04/15/40		19,890	17,822,278
Gtd. Notes	4.500	04/15/50		8,645	7,558,035
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	2.650	11/20/40		121,425	86,154,026
Sr. Unsec’d. Notes	3.150	03/22/30		100,000	90,443,204
Sr. Unsec’d. Notes	3.400	03/22/41		11,270	8,894,900

					909,392,495

Transportation 0.2%

Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes	4.375	09/01/42		2,850	2,651,808
Sr. Unsec’d. Notes	4.700	09/01/45		3,400	3,263,572
Indian Railway Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN(a)	3.570	01/21/32		7,820	6,944,160

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Transportation (cont’d.)

Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes(a)	5.875%	07/05/34		4,577	$4,405,703
Societe Nationale SNCF SA (France),
Sr. Unsec’d. Notes, EMTN	5.375	03/18/27	GBP	25,000	32,193,536
Union Pacific Corp.,
Sr. Unsec’d. Notes	2.950	03/10/52		8,960	6,348,536
Sr. Unsec’d. Notes	3.250	02/05/50		19,231	14,673,849

					70,481,164

Water 0.0%

American Water Capital Corp.,
Sr. Unsec’d. Notes
	3.750	09/01/47		4,795	3,922,892

TOTAL CORPORATE BONDS (cost $16,770,974,548)					14,649,564,382

FLOATING RATE AND OTHER LOANS 1.3%

Airlines 0.1%

United Airlines, Inc.,
Class B Term Loan, 1 Month LIBOR + 3.750%	8.770(c)	04/21/28		20,072	19,969,126

Commercial Services 0.0%

Adtalem Global Education, Inc.,
Term B Loan, 1 Month LIBOR + 4.000%	9.025(c)	08/12/28		3,688	3,686,774

Computers 0.2%

McAfee Corp.,
Tranche B-1 Term Loan, 1 Month SOFR + 3.850%	8.653(c)	03/01/29		55,307	52,034,709
Peraton Corp.,
First Lien Term B Loan, 1 Month LIBOR + 3.850%	8.832(c)	02/01/28		24,233	23,730,733

					75,765,442

Foods 0.1%

Casino Guichard-Perrachon (France),
Facility B Loan, 3 Month EURIBOR + 4.000%	7.108(c)	08/31/25	EUR	41,050	31,301,233

See Notes to Financial Statements.

PGIM Total Return Bond Fund    71

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

FLOATING RATE AND OTHER LOANS (Continued)

Insurance 0.0%

Asurion LLC,
New B11 Term Loan, 1 Month SOFR + 4.350%	9.332	%(c)	08/21/28		3,428	$3,189,660
New B-8 Term Loan, 1 Month LIBOR + 3.250%	8.275	(c)	12/23/26		10,753	10,055,512

						13,245,172

Media 0.1%

CSC Holdings LLC,
2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	9.390	(c)	01/18/28		13,888	12,741,942
September 2019 Term Loan, 1 Month LIBOR + 2.500%	7.448	(c)	04/15/27		5,827	5,146,697
Diamond Sports Group LLC,
First Lien Term Loan, 6 Month SOFR + 8.250%	13.064	(c)	05/25/26		3,134	2,826,040
Second Lien Term loan	8.275		08/24/26		55,305	3,926,666
iHeartCommunications, Inc.,
New Term Loan, 1 Month LIBOR + 3.000%	8.025	(c)	05/01/26		7,452	6,436,942

						31,078,287

Metal Fabricate/Hardware 0.1%

Tank Holding Corp.,
Term Loan, 1 Month SOFR + 5.850%	10.832	(c)	03/31/28		57,342	55,621,437

Oil & Gas 0.1%

Ascent Resources Utica Holdings LLC,
Second Lien Term Loan, 3 Month LIBOR + 9.000%	14.211	(c)	11/01/25		23,181	24,542,884

Pharmaceuticals 0.1%

Nidda Healthcare Holding GmbH (Germany),
Term Loan F(GBP), SONIA + 4.500%	8.557	(c)	08/21/26	GBP	17,000	20,510,160

Real Estate Investment Trusts (REITs) 0.0%

Blackstone Mortgage Trust, Inc.,
Term B-4 Loan, 1 Month SOFR + 3.500%	8.482	(c)	05/09/29		2,783	2,636,754
Term Loan, 1 Month LIBOR + 2.250%	7.275	(c)	04/23/26		6,531	6,155,813

						8,792,567

See Notes to Financial Statements.

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

FLOATING RATE AND OTHER LOANS (Continued)

Retail 0.4%

CD&R Dock Bidco Ltd. (United Kingdom),
Facility B, SONIA + 5.033%	9.211	%(c)	03/16/26	GBP	7,900	$8,774,157
Initial Facility Loan, SONIA + 8.783%	12.960	(c)	03/15/27	GBP	10,100	10,440,136
Constellation Automotive Group Ltd. (United Kingdom),
Facility 1 Loan, SONIA + 7.500%	11.427	(c)	07/27/29	GBP	11,975	8,001,366
EG Finco Ltd. (United Kingdom),
Facility B (Euro) Loan, 6 Month EURIBOR + 4.000%	6.752	(c)	02/07/25	EUR	18,363	19,049,318
Term B, SONIA + 5.027%	8.867	(c)	02/07/25	GBP	12,754	14,976,420
EG Group Ltd. (United Kingdom),
Additional Second Lien Loan Facility, 6 Month EURIBOR + 7.000%	9.752	(c)	04/30/27	EUR	123,012	119,281,772

						180,523,169

Telecommunications 0.1%

CenturyLink, Inc.,
Term B Loan, 1 Month SOFR + 2.364%	7.347	(c)	03/15/27		10,560	7,126,253
Digicel International Finance Ltd. (Jamaica),
First Lien Initial Term B Loan, 1 Month LIBOR + 3.250%	8.275	(c)	05/27/24		37,756	34,027,552

						41,153,805

TOTAL FLOATING RATE AND OTHER LOANS (cost $582,206,849)						506,190,056

MUNICIPAL BONDS 0.7%

California 0.1%

Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2	6.263		04/01/49		12,630	15,508,320
Taxable, Revenue Bonds, BABs, Series S3	6.907		10/01/50		525	690,916
City of Los Angeles Department of Airports,
Taxable, Revenue Bonds, BABs	6.582		05/15/39		4,840	5,452,010
Los Angeles County Public Works Financing Authority,
Revenue Bonds, BABs, Series Z	7.618		08/01/40		4,300	5,573,716
Los Angeles Department of Water & Power, Power System Revenue,
Revenue Bonds, BABs	5.716		07/01/39		8,475	9,467,553

See Notes to Financial Statements.

PGIM Total Return Bond Fund    73

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

California (cont’d.)

Los Angeles Department of Water & Power, Water System Revenue,
Taxable, Revenue Bonds, BABs, Series C	6.008%	07/01/39	6,200	$6,875,841
State of California,
General Obligation Unlimited, BABs	7.300	10/01/39	835	1,041,789
General Obligation Unlimited, Taxable, BABs	7.625	03/01/40	275	360,222
General Obligation Unlimited, Taxable, BABs	7.550	04/01/39	1,600	2,105,888
University of California,
Taxable, Revenue Bonds, Series AP	3.931	05/15/45	2,050	1,919,317
Taxable, Revenue Bonds, Series AQ	4.767	05/15/2115	4,900	4,469,299
Taxable, Revenue Bonds, Series J	4.131	05/15/45	2,250	2,094,232

				55,559,103

Colorado 0.0%

Colorado Bridge Enterprise,
Taxable, Revenue Bonds, BABs, Series SR	6.078	12/01/40	1,000	1,120,190
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B	5.844	11/01/50	3,320	3,837,941

				4,958,131

District of Columbia 0.0%

District of Columbia Water & Sewer Authority,
Taxable, Revenue Bonds, Series A	4.814	10/01/2114	15,765	14,880,908

Illinois 0.1%

Illinois State Toll Highway Authority,
Taxable, Revenue Bonds, BABs, Series A	6.184	01/01/34	5,000	5,631,948
State of Illinois,
General Obligation Unlimited, Taxable	5.100	06/01/33	19,045	19,077,324

				24,709,272

Kentucky 0.0%

Kentucky State Property & Building Commission,
Revenue Bonds, BABs, Series C	5.373	11/01/25	1,450	1,445,592

Michigan 0.1%

Michigan Finance Authority,
Revenue Bonds, Series G	3.084	12/01/34	10,720	9,331,341
Taxable, Revenue Bonds	3.384	12/01/40	13,895	11,707,628

				21,038,969

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

New Jersey 0.1%

New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A(a)	7.102%	01/01/41	15,953	$19,981,560
Taxable, Revenue Bonds, BABs, Series F	7.414	01/01/40	12,865	16,602,216
Rutgers The State University of New Jersey,
Taxable, Revenue Bonds, BABs, Series H	5.665	05/01/40	1,350	1,455,748

				38,039,524

New York 0.1%

Metropolitan Transportation Authority,
Taxable, Revenue Bonds, BABs	6.687	11/15/40	700	748,927
New York City Municipal Water Finance Authority,
Taxable, Revenue Bonds, BABs	5.882	06/15/44	920	1,059,099
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, BABs	4.725	11/01/23	1,400	1,396,039
Taxable, Revenue Bonds, BABs	4.905	11/01/24	1,100	1,100,287
New York State Urban Development Corp.,
Taxable, Revenue Bonds, BABs	5.770	03/15/39	18,800	19,996,747
Port Authority of New York & New Jersey,
Consolidated, Taxable, Revenue Bonds, Series 174	4.458	10/01/62	2,600	2,469,616
Consolidated, Taxable, Revenue Bonds, Series 192	4.810	10/15/65	8,650	8,722,605
Consolidated, Taxable, Revenue Bonds, Series 210	4.031	09/01/48	4,000	3,618,299

				39,111,619

Ohio 0.0%

Ohio State University (The),
Taxable, Revenue Bonds, Series A	4.800	06/01/2111	7,815	7,142,964
Taxable, Revenue Bonds, BABs, Series C	4.910	06/01/40	295	303,202

				7,446,166

Oregon 0.0%

State of Oregon Department of Transportation,
Taxable, Revenue Bonds, BABs, Series A	5.834	11/15/34	675	752,024

Pennsylvania 0.0%

Pennsylvania Turnpike Commission,
Revenue Bonds, BABs	6.105	12/01/39	400	457,993
Revenue Bonds, BABs, Series B	5.511	12/01/45	5,370	5,872,718

See Notes to Financial Statements.

PGIM Total Return Bond Fund    75

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Pennsylvania (cont’d.)

University of Pittsburgh-of the Commonwealth System of Higher Education,
Taxable, Revenue Bonds	3.555%	09/15/2119	20,900	$14,499,356

				20,830,067

Puerto Rico 0.1%

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue,
Revenue Bonds, Restructured, Series A-1	4.750	07/01/53	2,250	2,112,393
Revenue Bonds, Series A-1	5.000	07/01/58	27,600	26,541,903

				28,654,296

Texas 0.1%

City of San Antonio Electric & Gas Systems Revenue,
Revenue Bonds, BABs	5.985	02/01/39	1,000	1,127,314
Taxable, Revenue Bonds	4.427	02/01/42	6,480	6,333,590
Dallas Fort Worth International Airport,
Taxable, Revenue Bonds, Series C	2.919	11/01/50	2,035	1,500,403
Texas Private Activity Bond Surface Transportation Corp.,
Taxable, Revenue Bonds, Series B	3.922	12/31/49	17,805	15,071,409

				24,032,716

Virginia 0.0%

University of Virginia,
Taxable, Revenue Bonds, Series C	4.179	09/01/2117	8,135	6,782,152

TOTAL MUNICIPAL BONDS (cost $323,984,635)				288,240,539

RESIDENTIAL MORTGAGE-BACKED SECURITIES 3.0%
Alternative Loan Trust,
Series 2004-18CB, Class 3A1	5.250	09/25/19	3	2,942
APS Resecuritization Trust,
Series 2016-01, Class 1A, 144A, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)	4.998(c)	07/27/57	666	659,570
Banc of America Funding Trust,
Series 2005-D, Class A1	3.954(cc)	05/25/35	21	19,602
Series 2006-I, Class 4A1	3.904(cc)	10/20/46	24	19,476

See Notes to Financial Statements.

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Banc of America Mortgage Trust,
Series 2004-E, Class 2A6	3.588	%(cc)	06/25/34	131	$123,932
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2002-11, Class 1A1	4.340	(cc)	02/25/33	1	999
Series 2005-04, Class 3A1	3.991	(cc)	08/25/35	90	82,787
Series 2007-03, Class 1A1	3.690	(cc)	05/25/47	120	105,553
Bear Stearns ALT-A Trust,
Series 2005-04, Class 23A1	4.101	(cc)	05/25/35	62	57,366
Series 2005-04, Class 23A2	4.101	(cc)	05/25/35	21	19,150
Bellemeade Re Ltd.,
Series 2020-03A, Class M1C, 144A, 1 Month LIBOR + 3.700% (Cap N/A, Floor 3.700%)	8.720	(c)	10/25/30	10,278	10,403,806
Series 2021-01A, Class M1A, 144A, 30 Day Average SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.565	(c)	03/25/31	12,043	12,036,683
Series 2021-01A, Class M1C, 144A, 30 Day Average SOFR + 2.950% (Cap N/A, Floor 2.950%)	7.765	(c)	03/25/31	9,400	9,411,037
Series 2021-03A, Class M1B, 144A, 30 Day Average SOFR + 1.400% (Cap N/A, Floor 1.400%)	6.215	(c)	09/25/31	10,950	10,760,165
CHL Mortgage Pass-Through Trust,
Series 2003-53, Class A1	4.129	(cc)	02/19/34	5,101	4,731,149
Series 2005-29, Class A1	5.750		12/25/35	348	177,616
Series 2005-HYB09, Class 3A2A, 12 Month LIBOR + 1.750% (Cap 11.000%, Floor 1.750%)	5.910	(c)	02/20/36	8	6,444
Citigroup Mortgage Loan Trust,
Series 2011-12, Class 3A2, 144A	3.625	(cc)	09/25/47	3,053	2,668,350
Connecticut Avenue Securities Trust,
Series 2019-R03, Class 1M2, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 0.000%)	7.170	(c)	09/25/31	298	297,528
Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	7.915	(c)	10/25/41	4,700	4,558,717
Series 2021-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 0.000%)	6.365	(c)	10/25/41	11,730	11,466,075
Series 2022-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)	7.965	(c)	12/25/41	7,200	6,939,000
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	11.065	(c)	03/25/42	13,590	14,273,169

See Notes to Financial Statements.

PGIM Total Return Bond Fund    77

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Credit Suisse Mortgage Trust,
Series 2018-RPL09, Class PT, 144A	2.728%(cc)	09/25/57	18,680		$15,375,645
Eagle Re Ltd.,
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	6.720(c)	11/25/28	18,411		18,392,420
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)	6.820(c)	04/25/29	9,866		9,849,671
Series 2021-01, Class M1B, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)	6.965(c)	10/25/33	483		482,660
Series 2021-01, Class M1C, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	7.515(c)	10/25/33	45,665		45,611,686
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)	8.265(c)	04/25/34	40,750		41,557,746
Fannie Mae Connecticut Avenue Securities,
Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)	6.815(c)	11/25/41	12,930		12,364,312
Fannie Mae REMIC,
Series 2000-32, Class FM, 1 Month LIBOR + 0.450% (Cap 9.000%, Floor 0.450%)	5.409(c)	10/18/30	—(r	)	400
Series 2001-29, Class Z	6.500	07/25/31	12		12,617
Series 2012-132, Class KI, IO	3.000	12/25/32	5,343		510,722
Series 2013-57, Class MI, IO	3.000	06/25/28	1,198		56,189
Series 2014-05, Class AI, IO	4.500	04/25/43	2,096		335,651
Series 2015-51, Class CI, IO	4.000	07/25/45	3,461		591,128
Series 2016-30, Class CI, IO	3.000	05/25/36	2,708		252,059
Series 2016-74, Class GM	2.500	09/25/43	11,290		10,582,333
Series 2017-83, Class IO, IO	4.000	10/25/47	2,457		426,018
Series 2018-16, Class MB	3.500	07/25/46	2,974		2,834,848
Series 2018-24, Class BH	3.500	04/25/48	4,627		4,374,983
Series 2018-58, Class BI, IO	4.000	08/25/48	1,761		229,131
Series 2019-08, Class Z	3.500	03/25/49	2,637		2,245,051
Series 2019-13, Class LZ	4.000	04/25/49	13,227		12,653,560
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2021-DNA02, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	8.215(c)	08/25/33	1,000		978,055
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA01, Class M2, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)	6.720(c)	01/25/50	2,449		2,437,235

See Notes to Financial Statements.

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
FHLMC Structured Agency Credit Risk REMIC Trust, (cont’d.)
Series 2020-DNA02, Class M2, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 0.000%)	6.870	%(c)	02/25/50	9,547	$9,535,347
Series 2020-DNA03, Class B1, 144A, 1 Month LIBOR + 5.100% (Cap N/A, Floor 0.000%)	10.120	(c)	06/25/50	7,166	7,659,922
Series 2020-DNA04, Class B1, 144A, 1 Month LIBOR + 6.000% (Cap N/A, Floor 0.000%)	11.020	(c)	08/25/50	23,399	25,559,238
Series 2020-DNA05, Class B1, 144A, 30 Day Average SOFR + 4.800% (Cap N/A, Floor 0.000%)	9.615	(c)	10/25/50	10,705	11,353,172
Series 2020-DNA05, Class M2, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)	7.615	(c)	10/25/50	8,634	8,771,504
Series 2020-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	7.815	(c)	12/25/50	400	389,741
Series 2020-DNA06, Class M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)	6.815	(c)	12/25/50	2,451	2,450,538
Series 2020-HQA02, Class M2, 144A, 1 Month LIBOR + 3.100% (Cap N/A, Floor 0.000%)	8.120	(c)	03/25/50	1,682	1,720,715
Series 2020-HQA04, Class B1, 144A, 1 Month LIBOR + 5.250% (Cap N/A, Floor 0.000%)	10.270	(c)	09/25/50	14,969	15,762,882
Series 2021-DNA01, Class B1, 144A, 30 Day Average SOFR + 2.650% (Cap N/A, Floor 0.000%)	7.465	(c)	01/25/51	22,230	21,202,554
Series 2021-DNA03, Class B1, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	8.315	(c)	10/25/33	45,495	44,470,885
Series 2021-DNA05, Class B1, 144A, 30 Day Average SOFR + 3.050% (Cap N/A, Floor 0.000%)	7.865	(c)	01/25/34	28,101	26,727,125
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	6.465	(c)	01/25/34	13,792	13,684,235
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	8.215	(c)	10/25/41	45,750	44,635,072
Series 2021-HQA01, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	7.815	(c)	08/25/33	16,223	14,723,254
Series 2021-HQA02, Class B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)	7.965	(c)	12/25/33	15,583	14,122,920

See Notes to Financial Statements.

PGIM Total Return Bond Fund    79

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
FHLMC Structured Agency Credit Risk REMIC Trust, (cont’d.)
Series 2021-HQA02, Class M2, 144A, 30 Day Average SOFR + 2.050% (Cap N/A, Floor 0.000%)	6.865%(c)	12/25/33	13,960	$13,337,845
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	8.165(c)	09/25/41	17,033	15,914,991
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	6.915(c)	09/25/41	51,600	48,132,996
Series 2021-HQA04, Class B1, 144A, 30 Day Average SOFR + 3.750% (Cap N/A, Floor 0.000%)	8.565(c)	12/25/41	572	531,525
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)	7.165(c)	12/25/41	32,900	30,765,754
FHLMC Structured Agency Credit Risk Trust,
Series 2019-DNA04, Class M2, 144A, 1 Month LIBOR + 1.950% (Cap N/A, Floor 0.000%)	6.970(c)	10/25/49	240	240,894
FHLMC Structured Pass-Through Certificates,
Series T-61, Class 1A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.400% (Cap N/A, Floor 1.400%)	4.865(c)	07/25/44	58	53,934
Series T-63, Class 1A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.200% (Cap N/A, Floor 1.200%)	4.665(c)	02/25/45	6	6,230
Freddie Mac REMIC,
Series 1628, Class LZ	6.500	12/15/23	1	519
Series 1935, Class JZ	7.000	02/15/27	21	21,665
Series 2241, Class PH	7.500	07/15/30	14	14,679
Series 3795, Class VZ	4.000	01/15/41	2,272	2,191,470
Series 3889, Class DZ	4.000	01/15/41	2,353	2,294,475
Series 4135, Class AI, IO	3.500	11/15/42	6,767	957,958
Series 4372, Class GI, IO	4.500	08/15/44	4,031	649,654
Series 4456, Class BI, IO	4.000	05/15/44	744	97,691
Series 4468, Class IO, IO	4.500	05/15/45	4,612	702,639
Series 4500, Class ZX	4.000	07/15/45	1,929	1,861,398
Series 4735, Class IM, IO	4.000	12/15/47	7,506	1,366,792
Series 4736, Class IP, IO	4.000	08/15/47	1,785	257,718
Series 4751, Class PI, IO	4.000	11/15/47	1,258	197,058
Series 4795, Class WQ	4.000	07/15/46	1,341	1,302,922
Series 4801, Class ZD	4.000	06/15/48	4,868	4,674,070
Series 4802, Class EZ	4.000	06/15/48	4,427	4,257,150
Series 4831, Class BA	3.500	10/15/44	859	840,403
Series 4870, Class K	4.000	04/15/49	18,217	17,793,298

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Freddie Mac REMIC, (cont’d.)
Series 4903, Class ED	2.750%	09/15/48	4,586	$4,238,049
Series 4903, Class IP, IO	4.500	07/25/49	8,620	2,079,709
Series 4939, Class KT	3.000	07/15/48	16,321	14,963,222
Series 4946, Class KB	3.000	12/15/48	7,613	7,050,743
Freddie Mac Strips,
Series 304, Class C54, IO	4.000	12/15/32	2,249	255,923
Government National Mortgage Assoc.,
Series 2013-99, Class AX	3.000	07/20/43	1,227	1,111,959
Series 2015-064, Class IA, IO	4.000	05/20/45	8,722	1,428,941
Series 2015-165, Class IB, IO	3.500	11/20/42	3,574	365,958
Series 2016-01, Class ZP	3.000	01/20/46	6,984	5,878,137
Series 2016-161, Class PI, IO	3.500	06/20/46	19,144	2,798,031
Series 2016-69, Class B	3.000	05/20/46	12,530	11,500,451
Series 2017-134, Class ZK	3.000	08/20/47	6,215	5,096,124
Series 2018-05, Class IB, IO	4.000	01/20/48	10,472	1,974,718
Series 2018-21, Class IH, IO	4.500	02/20/48	3,650	698,155
Series 2018-59, Class PZ	3.000	09/20/46	6,507	5,948,092
Series 2019-159, Class IJ, IO	3.500	12/20/49	10,988	2,040,918
GSMSC Resecuritization Trust,
Series 2015-03R, Class 2A2, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)	5.160(c)	10/26/36	2,085	2,066,773
Home Re Ltd.,
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	6.670(c)	05/25/29	6,453	6,450,323
Series 2020-01, Class M1C, 144A, 1 Month LIBOR + 4.150% (Cap N/A, Floor 4.150%)	9.170(c)	10/25/30	140	139,758
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)	6.415(c)	01/25/34	25,421	25,261,480
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)	7.615(c)	01/25/34	41,170	40,347,547
Impac CMB Trust,
Series 2005-01, Class 1A1, 1 Month LIBOR + 0.520% (Cap 11.250%, Floor 0.520%)	5.540(c)	04/25/35	721	654,683
IndyMac Adjustable Rate Mortgage Trust,
Series 2001-H02, Class A1	3.686(cc)	01/25/32	1	1,077
IndyMac INDX Mortgage Loan Trust,
Series 2007-FLX04, Class 2A1, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)	5.200(c)	07/25/37	1,939	1,685,924
JPMorgan Alternative Loan Trust,
Series 2006-A01, Class 4A1	3.816(cc)	03/25/36	75	61,732

See Notes to Financial Statements.

PGIM Total Return Bond Fund    81

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	5.770%(c)	01/25/48	11,912	$11,539,021
Oaktown Re II Ltd.,
Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)	6.570(c)	07/25/28	3,882	3,882,122
Oaktown Re VI Ltd.,
Series 2021-01A, Class M1A, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 1.650%)	6.465(c)	10/25/33	1,232	1,231,631
Series 2021-01A, Class M1B, 144A, 30 Day Average SOFR + 2.050% (Cap N/A, Floor 2.050%)	6.865(c)	10/25/33	19,887	19,793,400
Oaktown Re VII Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	7.715(c)	04/25/34	44,200	43,905,447
PMT Credit Risk Transfer Trust,
Series 2021-01R, Class A, 144A, 1 Month LIBOR + 2.900% (Cap N/A, Floor 2.900%)	7.918(c)	02/27/24	14,964	14,564,628
Series 2023-1R, Class A, 144A, 30 Day Average SOFR + 4.400% (Cap N/A, Floor 0.000%)	9.224(c)	03/27/25	107,012	106,452,650
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 3.850% (Cap N/A, Floor 2.850%)	8.870(c)	02/25/25	49,679	49,455,728
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	7.670(c)	08/25/25	44,700	44,125,717
Prime Mortgage Trust,
Series 2004-CL01, Class 1A2, 1 Month LIBOR + 0.400% (Cap 8.000%, Floor 0.400%)	5.420(c)	02/25/34	5	4,253
Radnor Re Ltd.,
Series 2020-01, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)	6.470(c)	01/25/30	21,543	21,449,988
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 1.850%)	6.665(c)	11/25/31	24,540	24,459,790
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	8.515(c)	11/25/31	42,300	41,878,819
Regal Trust IV,
Series 1999-01, Class A, 144A, Cost of Funds for the 11th District of San Francisco + 1.500% (Cap N/A, Floor 1.500%)	3.565(c)	09/29/31	5	4,912

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#			Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
RFMSI Trust,
Series 2003-S09, Class A1	6.500%	03/25/32		6		$5,824
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3	5.193(cc)	02/25/34		48		45,045
Series 2004-18, Class 3A1	4.481(cc)	12/25/34		4,690		4,303,877
Structured Asset Mortgage Investments Trust,
Series 2002-AR03, Class A1, 1 Month LIBOR + 0.660% (Cap 11.000%, Floor 0.660%)	5.611(c)	09/19/32		4		4,037
Vendee Mortgage Trust,
Series 2011-02, Class DZ	3.750	10/15/41		2,458		2,326,182
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2004-AR08, Class A1, 1 Month LIBOR + 0.840% (Cap 10.500%, Floor 0.840%)	5.860(c)	06/25/44		593		534,333
Series 2004-AR10, Class A3, 1 Month LIBOR + 1.100% (Cap 10.500%, Floor 1.100%)	6.120(c)	07/25/44		895		824,278
Series 2005-AR05, Class A6	3.673(cc)	05/25/35		380		369,739
Washington Mutual MSC Mortgage Pass-Through Certificates Trust,
Series 2003-AR01, Class 2A	3.612(cc)	02/25/33		—(r	)	205

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $1,246,011,656)						1,217,470,121

SOVEREIGN BONDS 4.0%
Albania Government International Bond (Albania), Bonds, Series PAR	2.708(s)	08/31/25		91,274		82,522,369
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes	0.670	12/31/38(d)	JPY	402,629		384,174
Brazil Loan Trust 1 (Brazil),
Gov’t. Gtd. Notes(a)	5.477	07/24/23		5,618		5,574,735
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes	5.333	02/15/28		82,695		81,444,238
Bulgaria Government International Bond (Bulgaria),
Sr. Unsec’d. Notes	1.375	09/23/50	EUR	21,615		12,851,067
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes(a)	1.750	01/20/26	EUR	30,000		31,183,081
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes	4.500	01/28/26		6,000		5,688,000
Sr. Unsec’d. Notes	7.375	09/18/37		1,015		941,603
Sr. Unsec’d. Notes	8.375	02/15/27		900		913,781

See Notes to Financial Statements.

PGIM Total Return Bond Fund    83

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes	6.000%	01/26/24		60,931	$61,056,670
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes	5.500	02/22/29		2,764	2,629,773
Sr. Unsec’d. Notes, 144A	5.500	01/27/25		6,000	5,937,375
Sr. Unsec’d. Notes, 144A	5.500	02/22/29		49,030	46,648,981
Sr. Unsec’d. Notes, 144A	6.000	07/19/28		6,400	6,301,200
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A, MTN	4.750	04/16/26	EUR	10,855	7,676,052
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A	3.375	08/05/26		8,420	7,971,761
Sr. Unsec’d. Notes, 144A	3.875	02/01/28		11,845	11,261,338
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes	5.200	07/17/34	EUR	191,000	217,347,857
Sr. Unsec’d. Notes	6.140	04/14/28	EUR	132,800	159,576,858
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	0.900	02/14/27	EUR	23,162	22,791,332
Sr. Unsec’d. Notes	1.100	03/12/33	EUR	21,310	17,376,302
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	15,265	15,467,504
Sr. Unsec’d. Notes	1.750	04/24/25	EUR	290	306,729
Sr. Unsec’d. Notes	3.375	07/30/25	EUR	55,614	60,756,347
Sr. Unsec’d. Notes	7.750	01/17/38		3,000	3,799,312
Sr. Unsec’d. Notes, 144A	7.750	01/17/38		2,500	3,166,094
Sr. Unsec’d. Notes, EMTN	2.625	06/14/23	EUR	34,000	37,424,794
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	29,251	31,885,186
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes, 144A	5.125	06/15/25	EUR	7,375	7,912,176
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A	3.375	09/27/23		12,000	11,927,974
Sr. Unsec’d. Notes, 144A, MTN	2.125	10/25/23		15,000	14,779,827
Sr. Unsec’d. Notes, EMTN	2.125	10/25/23		14,400	14,188,634
Sr. Unsec’d. Notes, GMTN	3.250	05/02/24		43,000	42,145,259
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes	3.750	03/01/30	EUR	36,700	38,640,162
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes	9.500	02/02/30		3,500	4,464,250
Sr. Unsec’d. Notes, EMTN	0.875	05/17/27	EUR	5,000	4,863,167

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Province of Alberta (Canada),
Sr. Unsec’d. Notes(a)	1.300%	07/22/30		21,630	$18,065,741
Province of British Columbia (Canada), Bonds	7.250	09/01/36		17,530	23,169,038
Province of Quebec (Canada),
Sr. Unsec’d. Notes, Series NJ(a)	7.500	07/15/23		605	607,738
Unsec’d. Notes, MTN	7.295	07/22/26		474	514,317
Unsec’d. Notes, MTN	7.365	03/06/26		82	88,291
Unsec’d. Notes, MTN	7.380	04/09/26		100	109,621
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A	5.103	04/23/48		10,705	10,974,632
Repubic of Italy Government International Bond Coupon Strips (Italy),
Sr. Unsec’d. Notes	2.758(s)	02/20/31	EUR	43,130	34,660,694
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes	2.375	10/17/24		9,601	9,211,059
Sr. Unsec’d. Notes(a)	2.875	10/17/29		185,800	160,658,306
Sr. Unsec’d. Notes	3.875	05/06/51		700	504,617
Sr. Unsec’d. Notes, EMTN	3.444	12/31/24	EUR	1,326	1,458,804
Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00 Fft 30Y Index + 0.000% (Cap N/A, Floor 4.250%)	4.250(c)	06/28/29	EUR	30,000	33,536,326
Sr. Unsec’d. Notes, MTN	5.375	06/15/33		73,614	74,129,158
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes	3.750	07/24/26	EUR	600	627,174
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN	2.375	04/19/27	EUR	6,600	6,544,377
Sr. Unsec’d. Notes, 144A, MTN	3.875	10/29/35	EUR	7,216	6,114,061
Sr. Unsec’d. Notes, 144A, MTN	4.625	04/03/49	EUR	3,774	3,095,016
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	9,173	7,772,212
Unsec’d. Notes, 144A, MTN(a)	6.000	05/25/34		6,002	5,931,852
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	16,085	13,601,002
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	88,420	87,735,713
Sr. Unsec’d. Notes, 144A	1.650	03/03/33	EUR	14,827	10,714,580
Sr. Unsec’d. Notes, 144A	2.125	12/01/30		12,350	9,619,878
Sr. Unsec’d. Notes, 144A	6.250	05/26/28		8,350	8,526,394
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes	4.375	01/27/32(d)	EUR	3,109	553,054
Sr. Unsec’d. Notes	7.750	09/01/25(d)		4,000	760,750
Sr. Unsec’d. Notes	8.994	02/01/26(d)		4,635	800,407

See Notes to Financial Statements.

PGIM Total Return Bond Fund    85

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#			Value

SOVEREIGN BONDS (Continued)
Ukraine Government International Bond (Ukraine), (cont’d.)
Sr. Unsec’d. Notes, 144A	4.375%	01/27/32(d)	EUR	48,655		$8,655,140
Sr. Unsec’d. Notes, 144A	7.750	09/01/24(d)		43,190		9,280,451
Sr. Unsec’d. Notes, 144A	7.750	09/01/25(d)		10,000		1,901,875
Sr. Unsec’d. Notes, 144A	8.994	02/01/26(d)		7,697		1,329,176
Sr. Unsec’d. Notes, 144A	9.750	11/01/30(d)		23,600		4,193,425
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes(a)	4.975	04/20/55		9,466		9,505,880

TOTAL SOVEREIGN BONDS (cost $1,909,395,592)						1,644,756,721

U.S. GOVERNMENT AGENCY OBLIGATIONS 16.9%
Fannie Mae Interest Strips	1.758(s)	08/06/38		621		314,980
Fannie Mae Interest Strips	3.010(s)	11/15/29		237		180,014
Fannie Mae Principal Strips	2.596(s)	01/15/30		3,617		2,792,206
Fannie Mae Principal Strips	3.522(s)	07/15/37		6,895		3,782,090
Fannie Mae Principal Strips, MTN	3.339(s)	05/15/30		2,880		2,190,335
Federal Farm Credit Bank	3.000	01/14/30		541		505,346
Federal Home Loan Bank	3.200	11/29/32		22,500		20,029,342
Federal Home Loan Mortgage Corp.,
MTN(k)	1.848(s)	12/14/29		14,281		11,172,365
MTN	2.054(s)	11/15/38		10,000		5,028,257
MTN	2.662(s)	12/17/29		893		695,458
Federal Home Loan Mortgage Corp.	2.500	11/01/49		5,579		4,874,012
Federal Home Loan Mortgage Corp.	3.500	02/01/47		927		876,615
Federal Home Loan Mortgage Corp.	4.500	09/01/39		321		322,222
Federal Home Loan Mortgage Corp.	5.000	01/01/39		36		36,253
Federal Home Loan Mortgage Corp.	5.500	06/01/31		1		677
Federal Home Loan Mortgage Corp.	5.500	10/01/33		202		209,809
Federal Home Loan Mortgage Corp.	5.500	07/01/34		2		2,130
Federal Home Loan Mortgage Corp.	6.000	10/01/32		6		6,551
Federal Home Loan Mortgage Corp.	6.000	12/01/32		5		4,944
Federal Home Loan Mortgage Corp.	6.000	02/01/33		5		4,731
Federal Home Loan Mortgage Corp.	6.000	11/01/33		16		16,571
Federal Home Loan Mortgage Corp.	6.000	01/01/34		23		24,243
Federal Home Loan Mortgage Corp.	6.000	12/01/36		1		887
Federal Home Loan Mortgage Corp.(k)	6.250	07/15/32		53,320		63,651,880
Federal Home Loan Mortgage Corp.	6.500	07/01/32		—(r	)	450
Federal Home Loan Mortgage Corp.	6.500	07/01/32		1		934
Federal Home Loan Mortgage Corp.	6.500	08/01/32		1		909
Federal Home Loan Mortgage Corp.	6.500	08/01/32		2		1,986
Federal Home Loan Mortgage Corp.	6.500	08/01/32		2		2,089
Federal Home Loan Mortgage Corp.	6.500	08/01/32		2		2,207
Federal Home Loan Mortgage Corp.	6.500	09/01/32		11		11,389

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#			Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp.	6.500%	11/01/33		19		$19,799
Federal Home Loan Mortgage Corp.(k)	6.750	03/15/31		52,373		63,093,154
Federal Home Loan Mortgage Corp.	7.000	09/01/32		23		23,470
Federal Home Loan Mortgage Corp.	8.500	08/01/24		—(r	)	283
Federal Home Loan Mortgage Corp.	8.500	11/01/24		—(r	)	110
Federal Judiciary Office Building Trust, Notes	2.094(s)	02/15/24		325		311,579
Federal National Mortgage Assoc.,
Enterprise 11th District COFI Institutional Replacement Index + 1.254% (Cap 12.668%, Floor 4.480%)	4.480(c)	01/01/28		1		947
Enterprise 11th District COFI Institutional Replacement Index + 1.255% (Cap 11.515%, Floor 2.950%)	3.864(c)	05/01/36		4		4,168
Enterprise 11th District COFI Institutional Replacement Index + 1.257% (Cap 12.927%, Floor 3.200%)	4.039(c)	05/01/36		2		1,520
Federal National Mortgage Assoc.	1.875	09/24/26		3,000		2,819,295
Federal National Mortgage Assoc.	2.000	TBA(tt)		241,000		200,486,582
Federal National Mortgage Assoc.(k)	2.186(s)	03/17/31		794		577,351
Federal National Mortgage Assoc.	3.000	TBA(tt)		1,051,000		944,011,490
Federal National Mortgage Assoc.	3.500	TBA		80,500		74,871,289
Federal National Mortgage Assoc.	3.500	TBA(tt)		377,000		350,286,014
Federal National Mortgage Assoc.	4.000	TBA(tt)		1,271,000		1,214,897,259
Federal National Mortgage Assoc.	4.000	12/01/40		126		123,672
Federal National Mortgage Assoc.	4.500	TBA		417,000		407,829,257
Federal National Mortgage Assoc.	4.500	TBA(tt)		930,000		909,111,326
Federal National Mortgage Assoc.	4.500	01/01/25		8		8,179
Federal National Mortgage Assoc.	4.500	02/01/33		3		2,690
Federal National Mortgage Assoc.	4.500	08/01/33		2		2,344
Federal National Mortgage Assoc.(kk)	4.500	08/01/40		4,133		4,148,119
Federal National Mortgage Assoc.	5.000	TBA(tt)		1,576,500		1,567,447,437
Federal National Mortgage Assoc.	5.000	03/01/34		316		322,102
Federal National Mortgage Assoc.	5.375	12/07/28	GBP	6,098		8,028,145
Federal National Mortgage Assoc.	5.500	TBA		153,500		154,759,180
Federal National Mortgage Assoc.	5.500	07/01/33		12		11,780
Federal National Mortgage Assoc.	5.500	08/01/33		—(r	)	140
Federal National Mortgage Assoc.	5.500	10/01/33		27		27,820
Federal National Mortgage Assoc.	5.500	11/01/33		4		4,468
Federal National Mortgage Assoc.	5.500	01/01/34		3		2,739
Federal National Mortgage Assoc.	5.500	04/01/34		2		2,041
Federal National Mortgage Assoc.	5.500	04/01/34		12		12,534
Federal National Mortgage Assoc.	5.500	04/01/34		60		61,114
Federal National Mortgage Assoc.	5.500	05/01/34		2		2,269
Federal National Mortgage Assoc.	5.500	05/01/34		17		17,191

See Notes to Financial Statements.

PGIM Total Return Bond Fund    87

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	5.500%	05/01/34	39		$39,640
Federal National Mortgage Assoc.	5.500	03/01/35	545		564,578
Federal National Mortgage Assoc.	6.000	TBA	93,000		94,743,750
Federal National Mortgage Assoc.	6.000	09/01/32	—(r	)	68
Federal National Mortgage Assoc.	6.000	11/01/32	2		1,973
Federal National Mortgage Assoc.	6.000	03/01/33	1		1,114
Federal National Mortgage Assoc.	6.000	10/01/33	2		2,214
Federal National Mortgage Assoc.	6.000	11/01/33	61		62,370
Federal National Mortgage Assoc.	6.000	02/01/34	72		74,950
Federal National Mortgage Assoc.	6.000	11/01/34	15		15,001
Federal National Mortgage Assoc.	6.000	11/01/34	23		23,840
Federal National Mortgage Assoc.	6.000	01/01/35	5		5,061
Federal National Mortgage Assoc.	6.000	04/01/36	1		1,149
Federal National Mortgage Assoc.	6.000	04/01/36	2		2,286
Federal National Mortgage Assoc.	6.000	04/01/36	4		4,497
Federal National Mortgage Assoc.	6.000	06/01/37	10		9,963
Federal National Mortgage Assoc.	6.500	07/01/32	5		5,482
Federal National Mortgage Assoc.	6.500	08/01/32	6		6,459
Federal National Mortgage Assoc.	6.500	09/01/32	1		849
Federal National Mortgage Assoc.	6.500	09/01/32	22		22,291
Federal National Mortgage Assoc.	6.500	09/01/32	23		23,300
Federal National Mortgage Assoc.	6.500	09/01/32	29		30,380
Federal National Mortgage Assoc.	6.500	10/01/32	13		13,515
Federal National Mortgage Assoc.	6.500	04/01/33	21		21,684
Federal National Mortgage Assoc.(k)(kk)	6.625	11/15/30	57,000		67,840,565
Federal National Mortgage Assoc.	7.000	05/01/32	14		14,416
Federal National Mortgage Assoc.	7.000	06/01/32	4		3,891
Federal National Mortgage Assoc.(k)	7.125	01/15/30	7,255		8,727,838
Freddie Mac Coupon Strips	1.346(s)	01/15/31	415		296,778
Freddie Mac Coupon Strips	1.386(s)	07/15/31	1,140		796,131
Freddie Mac Coupon Strips	1.440(s)	03/15/31	15,704		11,574,231
Freddie Mac Coupon Strips	1.977(s)	07/15/32	9,085		6,262,477
Freddie Mac Coupon Strips	2.012(s)	01/15/32	4,588		3,127,915
Freddie Mac Coupon Strips	2.731(s)	07/15/32	1,881		1,247,331
Government National Mortgage Assoc.	3.000	TBA(tt)	154,000		140,525,001
Government National Mortgage Assoc.	3.000	01/15/45	58		53,842
Government National Mortgage Assoc.	3.000	03/15/45	13		11,622
Government National Mortgage Assoc.	3.000	03/15/45	126		117,091
Government National Mortgage Assoc.	3.500	TBA	105,500		99,128,788
Government National Mortgage Assoc.	3.500	TBA(tt)	354,500		332,759,178
Government National Mortgage Assoc.	3.500	10/15/40	99		96,376
Government National Mortgage Assoc.	3.500	12/20/47	4,007		3,814,695
Government National Mortgage Assoc.	4.000	11/20/48	351		340,739
Government National Mortgage Assoc.	4.500	02/20/41	947		954,930
Government National Mortgage Assoc.	5.000	08/20/39	291		299,064

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.	6.000%	01/15/33	11		$11,234
Government National Mortgage Assoc.	6.000	03/15/33	4		3,632
Government National Mortgage Assoc.	6.000	05/15/33	4		4,294
Government National Mortgage Assoc.	6.000	06/15/33	3		3,104
Government National Mortgage Assoc.	6.000	12/15/33	13		12,973
Government National Mortgage Assoc.	6.500	09/15/32	20		20,535
Government National Mortgage Assoc.	6.500	09/15/32	33		33,857
Government National Mortgage Assoc.	6.500	11/15/33	22		22,240
Government National Mortgage Assoc.	6.500	11/15/33	49		50,636
Government National Mortgage Assoc.	6.500	07/15/38	—(r	)	495
Government National Mortgage Assoc.	8.000	08/20/31	—(r	)	151
Government National Mortgage Assoc.	8.500	06/15/30	—(r	)	143
Government National Mortgage Assoc.	8.500	08/20/30	1		1,133
Indonesia Government AID Bond, U.S. Gov’t. Gtd. Notes	6.650	07/15/29	11,866		12,733,001
Resolution Funding Corp., Unsec’d. Notes, Series A	8.625	01/15/30	429		542,021
Resolution Funding Corp. Interest Strips, Bonds	2.449(s)	01/15/30	1,519		1,141,636
Resolution Funding Corp. Interest Strips, Bonds	3.463(s)	04/15/30	20,677		15,570,354
Resolution Funding Corp. Principal Strips, Bonds	1.923(s)	01/15/30	5,029		3,858,495
Resolution Funding Corp. Principal Strips, Bonds	3.479(s)	04/15/30	1,745		1,323,184
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.980	04/01/36	790		915,656
Tennessee Valley Authority, Sr. Unsec’d. Notes, Series A	2.875	02/01/27	4,560		4,386,051
Tennessee Valley Authority Generic Strips, Bonds	1.886(s)	09/15/39	575		274,608
Tennessee Valley Authority Generic Strips, Bonds	2.338(s)	09/15/27	1,878		1,558,884
Tennessee Valley Authority Principal Strips, Unsec’d. Notes	2.937(s)	09/15/24	475		444,721
Tennessee Valley Authority Principal Strips, Bonds	2.972(s)	05/01/30	16,075		11,951,847
Tennessee Valley Authority Principal Strips, Bonds	3.874(s)	06/15/35	1,300		752,164
United States International Development Finance Corp.,
U.S. Gov’t. Gtd. Notes, Series 2	3.190	10/05/34	2,563		2,400,661
U.S. Gov’t. Gtd. Notes, Series 4	3.000	10/05/34	5,980		5,533,384
U.S. Gov’t. Gtd. Notes, Series A	0.000(s)	01/24/29	16,600		17,078,012
U.S. Gov’t. Gtd. Notes, Series B	0.000(s)	07/17/25	7,400		8,594,230
United States International Development Finance Corp., U.S. Gov’t. Gtd. Notes	3.370	10/05/34	6,081		5,762,980

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $6,941,219,898)					6,888,726,368

U.S. TREASURY OBLIGATIONS 6.8%
U.S. Treasury Bonds	1.375	11/15/40	698,305		483,030,662
U.S. Treasury Bonds	1.750	08/15/41	382,720		278,309,200
U.S. Treasury Bonds	1.875	11/15/51	13,928		9,486,274

See Notes to Financial Statements.

PGIM Total Return Bond Fund    89

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Bonds	2.000%	11/15/41	7,205	$5,458,913
U.S. Treasury Bonds	2.000	02/15/50	30,250	21,463,320
U.S. Treasury Bonds(a)(h)(k)(kk)	2.250	05/15/41	1,112,745	887,066,405
U.S. Treasury Bonds	2.250	08/15/49	19,085	14,361,462
U.S. Treasury Bonds	2.250	02/15/52	8,407	6,272,410
U.S. Treasury Bonds	2.375	02/15/42	80,244	64,746,877
U.S. Treasury Bonds(k)	2.375	05/15/51	14,290	10,985,437
U.S. Treasury Bonds(k)	2.500	02/15/46	168,630	134,350,683
U.S. Treasury Bonds(a)(k)	2.875	05/15/43	111,225	96,452,930
U.S. Treasury Bonds	2.875	08/15/45	505	431,617
U.S. Treasury Bonds	3.125	02/15/43	5,930	5,357,384
U.S. Treasury Bonds	3.375	08/15/42	45,000	42,384,375
U.S. Treasury Bonds	3.750	11/15/43	10,670	10,589,975
U.S. Treasury Bonds	4.000	11/15/52	3,125	3,317,383
U.S. Treasury Notes	0.875	01/31/24	13,000	12,613,555
U.S. Treasury Notes	1.500	02/15/25	4,595	4,382,481
U.S. Treasury Notes	1.875	02/15/32	2,040	1,803,169
U.S. Treasury Notes(k)	2.125	05/15/25	16,820	16,183,994
U.S. Treasury Notes	2.625	04/15/25	5,545	5,392,079
U.S. Treasury Notes	2.625	05/31/27	24,505	23,605,207
U.S. Treasury Notes	2.750	08/15/32	14,070	13,315,936
U.S. Treasury Notes	2.875	06/15/25	1,985	1,939,252
U.S. Treasury Notes	3.000	07/15/25	13,660	13,378,262
U.S. Treasury Notes	3.500	02/15/33	29,100	29,272,781
U.S. Treasury Notes	3.625	03/31/28	11,890	11,954,095
U.S. Treasury Notes	3.625	03/31/30	2,965	2,992,797
U.S. Treasury Notes	3.875	12/31/29	10,690	10,932,195
U.S. Treasury Notes	4.000	12/15/25	3,960	3,977,325
U.S. Treasury Notes	4.000	10/31/29	7,215	7,420,177
U.S. Treasury Notes	4.125	10/31/27	33,775	34,563,963
U.S. Treasury Notes	4.250	10/15/25	2,585	2,606,407
U.S. Treasury Strips Coupon	1.450(s)	08/15/42	13,055	6,106,782
U.S. Treasury Strips Coupon	1.872(s)	05/15/31	837	632,197
U.S. Treasury Strips Coupon	2.010(s)	11/15/29	14,060	11,176,052
U.S. Treasury Strips Coupon	2.056(s)	11/15/38	17,610	9,805,193
U.S. Treasury Strips Coupon	2.060(s)	02/15/39	214,720	118,297,300
U.S. Treasury Strips Coupon	2.162(s)	05/15/29	930	752,392
U.S. Treasury Strips Coupon	2.206(s)	05/15/39	164,055	89,262,581
U.S. Treasury Strips Coupon	2.251(s)	08/15/40	27,600	14,193,516
U.S. Treasury Strips Coupon	2.269(s)	11/15/40	38,680	19,670,895
U.S. Treasury Strips Coupon	2.277(s)	11/15/41	53,620	25,947,053
U.S. Treasury Strips Coupon	2.363(s)	11/15/44	17,805	7,606,769
U.S. Treasury Strips Coupon	2.364(s)	05/15/45	32,250	13,455,557
U.S. Treasury Strips Coupon	2.377(s)	08/15/45	12,525	5,183,687
U.S. Treasury Strips Coupon(k)	2.379(s)	08/15/44	82,650	35,584,700

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Strips Coupon	2.387%(s)	05/15/43	39,035	$17,698,408
U.S. Treasury Strips Coupon	2.394(s)	11/15/43	124,950	55,607,631
U.S. Treasury Strips Coupon	2.416(s)	05/15/42	3,255	1,538,623
U.S. Treasury Strips Coupon	2.441(s)	05/15/44	53,520	23,293,744
U.S. Treasury Strips Coupon	2.509(s)	02/15/45	35,525	14,977,395
U.S. Treasury Strips Coupon	2.695(s)	05/15/41	36,415	18,076,634
U.S. Treasury Strips Coupon	3.165(s)	08/15/41	33,805	16,522,194
U.S. Treasury Strips Coupon	3.930(s)	02/15/41	11,480	5,772,288
U.S. Treasury Strips Coupon	4.018(s)	11/15/42	3,725	1,723,831
U.S. Treasury Strips Principal	2.280(s)	11/15/44	11,280	4,923,984

TOTAL U.S. TREASURY OBLIGATIONS (cost $3,500,169,926)				2,788,208,388

			Shares

COMMON STOCKS 0.2%

Chemicals 0.0%

TPC Group, Inc.*^			353,022	7,060,440

Hotels, Restaurants & Leisure 0.0%

Codere New Topco SA (Spain)^			162,877	—

Oil, Gas & Consumable Fuels 0.2%

Chesapeake Energy Corp.			617,664	51,068,459

Wireless Telecommunication Services 0.0%

Intelsat Emergence SA (Luxembourg)*			66,831	1,758,524

TOTAL COMMON STOCKS (cost $10,685,621)				59,887,423

PREFERRED STOCKS 0.0%

Banks 0.0%

Citigroup Capital XIII, 11.643%(c), 3 Month LIBOR + 6.370%, Maturing 10/30/40			22,000	641,740

See Notes to Financial Statements.

PGIM Total Return Bond Fund    91

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Description	Shares	Value

PREFERRED STOCKS (Continued)

Capital Markets 0.0%

State Street Corp., 5.350%(c), 3 Month LIBOR + 3.709%, Series G, Maturing 03/15/26(a)(oo)	315,000	$8,007,300

TOTAL PREFERRED STOCKS (cost $8,425,000)		8,649,040

	Units

RIGHTS* 0.0%

Wireless Telecommunication Services

Intelsat Jackson Holdings SA, Series A (Luxembourg), CVR,expiring 12/05/25^	6,997	66,687
Intelsat Jackson Holdings SA, Series B (Luxembourg), CVR,expiring 12/05/25^	6,997	13,850

TOTAL RIGHTS (cost $0)		80,537

TOTAL LONG-TERM INVESTMENTS (cost $46,020,833,744)		41,821,005,989

	Shares

SHORT-TERM INVESTMENTS 14.5%

AFFILIATED MUTUAL FUNDS 12.7%
PGIM Core Government Money Market Fund(wi)	4,432,447,104	4,432,447,104
PGIM Institutional Money Market Fund (cost $762,943,606; includes $760,006,900 of cash collateral for securities on loan)(b)(wi)	764,311,999	763,853,412

TOTAL AFFILIATED MUTUAL FUNDS (cost $5,195,390,710)		5,196,300,516

UNAFFILIATED FUND 1.8%
Dreyfus Government Cash Management (Institutional Shares) (cost $727,916,959)	727,916,959	727,916,959

TOTAL SHORT-TERM INVESTMENTS (cost $5,923,307,669)		5,924,217,475

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 117.0% (cost $51,944,141,413)		47,745,223,464

See Notes to Financial Statements.

Description	Value

OPTIONS WRITTEN*~ (0.0)%
(premiums received $2,054,708)	$(513,752)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 117.0% (cost $51,942,086,705)	47,744,709,712
Liabilities in excess of other assets(z) (17.0)%	(6,923,020,180)

NET ASSETS 100.0%	$40,821,689,532

Below is a list of the abbreviation(s) used in the semiannual report:

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

CNH—Chinese Renminbi

COP—Colombian Peso

CZK—Czech Koruna

EUR—Euro

GBP—British Pound

HUF—Hungarian Forint

IDR—Indonesian Rupiah

ILS—Israeli Shekel

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

SGD—Singapore Dollar

THB—Thai Baht

TWD—New Taiwanese Dollar

USD—US Dollar

ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

ABS—Asset-Backed Security

AID—Agency for International Development

BABs—Build America Bonds

BARC—Barclays Bank PLC

BNP—BNP Paribas S.A.

BNYM—Bank of New York Mellon

BOA—Bank of America, N.A.

CDX—Credit Derivative Index

CF—CF Secured, LLC

CGM—Citigroup Global Markets, Inc.

CITI—Citibank, N.A.

See Notes to Financial Statements.

PGIM Total Return Bond Fund    93

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

CLO—Collateralized Loan Obligation

CME—Chicago Mercantile Exchange

CMT—Constant Maturity Treasury

COFI—Cost of Funds Index

CSI—Credit Suisse International

CVR—Contingent Value Rights

DAC—Designated Activity Company

DB—Deutsche Bank AG

EMTN—Euro Medium Term Note

EURIBOR—Euro Interbank Offered Rate

FHLMC—Federal Home Loan Mortgage Corporation

FREMF—Freddie Mac Mortgage Trust

GMTN—Global Medium Term Note

GSI—Goldman Sachs International

HSBC—HSBC Bank PLC

ICE—Intercontinental Exchange

IO—Interest Only (Principal amount represents notional)

JPM—JPMorgan Chase Bank N.A.

JPS—J.P. Morgan Securities LLC

LIBOR—London Interbank Offered Rate

LP—Limited Partnership

M—Monthly payment frequency for swaps

MSC—Morgan Stanley & Co. LLC

MSI—Morgan Stanley & Co International PLC

MTN—Medium Term Note

OTC—Over-the-counter

PIK—Payment-in-Kind

PJSC—Public Joint-Stock Company

Q—Quarterly payment frequency for swaps

REITs—Real Estate Investment Trust

REMIC—Real Estate Mortgage Investment Conduit

SAN—Santander Bank, N.A.

SCB—Standard Chartered Bank

SG—Societe Generale

SOFR—Secured Overnight Financing Rate

SONIA—Sterling Overnight Index Average

SSB—State Street Bank & Trust Company

STRIPs—Separate Trading of Registered Interest and Principal of Securities

T—Swap payment upon termination

TBA—To Be Announced

TD—The Toronto-Dominion Bank

UAG—UBS AG

USOIS—United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Excludes centrally cleared swaptions.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $339,927,646 and 0.8% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $745,616,301; cash collateral of $760,006,900 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

See Notes to Financial Statements.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2023.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $384,038,809. The aggregate value of $296,127,875 is 0.7% of net assets.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(kk)	Represents security, or a portion thereof, segregated as collateral for TBA securities.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $5,955,000,000 is 14.6% of net assets.
(wi)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Written:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

Azerbaijan Contingent CAP	Call	DB	12/22/32	6.86%	—	373,583	$(502,331)

(premiums received $2,054,708)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
GS_21-PJA†† ^	Put	GSI	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)	701,420	$(11,421)

(premiums received $0)
Total Options Written (premiums received $2,054,708)								$(513,752)

††	The value of the contract, GS_21-PJA is derived from the aggregate credit performance of a pool of senior prime jumbo mortgages. The pool of prime jumbo mortgages is reset monthly.

See Notes to Financial Statements.

PGIM Total Return Bond Fund    95

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Options Purchased:

Centrally Cleared Swaptions

Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value at April 30, 2023	Unrealized Appreciation (Depreciation)
CDX.NA.IG.40.V1, 06/20/28	Call	05/17/23	0.60%	1.00%(Q)	CDX.NA.IG. 40.V1(Q)	790,000	$39,189	$31,289
CDX.NA.HY.40.V1, 06/20/28	Put	06/21/23	$103.00	CDX.NA.HY. 40.V1(Q)	5.00%(Q)	440,000	11,328,618	(3,123,182)
CDX.NA.IG.39.V1, 12/20/27	Put	05/17/23	0.60%	CDX.NA.IG. 39.V1(Q)	1.00%(Q)	200,000	1,170,382	(84,618)

Total Centrally Cleared Swaptions (cost $15,714,700)							$12,538,189	$(3,176,511)

Options Written:

Centrally Cleared Swaptions

Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value at April 30, 2023	Unrealized Appreciation (Depreciation)
CDX.NA.HY.40.V1, 06/20/28	Call	06/21/23	$103.00	CDX.NA.HY. 40.V1(Q)	5.00%(Q)	440,000	$(1,154,588)	$1,955,332
CDX.NA.IG.39.V1, 12/20/27	Call	05/17/23	0.60%	CDX.NA.IG. 39.V1(Q)	1.00%(Q)	200,000	(12,366)	(10,366)
CDX.NA.IG.39.V1, 12/20/27	Put	06/21/23	1.20%	1.00%(Q)	CDX.NA.IG. 39.V1(Q)	530,620	(150,805)	1,122,683
CDX.NA.IG.40.V1, 06/20/28	Put	05/17/23	0.60%	1.00%(Q)	CDX.NA.IG. 40.V1(Q)	790,000	(6,002,200)	444,200

Total Centrally Cleared Swaptions (premiums received $10,831,808)							$(7,319,959)	$3,511,849

Futures contracts outstanding at April 30, 2023:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
2,800	3 Month CME SOFR	Jun. 2023	$665,507,500	$1,645,265
1,800	3 Month CME SOFR	Sep. 2023	427,117,500	2,406,728
1,800	3 Month CME SOFR	Dec. 2023	428,197,500	3,662,578
1,800	3 Month CME SOFR	Mar. 2024	429,975,000	4,690,397
1,800	3 Month CME SOFR	Jun. 2024	432,225,000	5,388,869
1,800	3 Month CME SOFR	Sep. 2024	434,227,500	5,321,561
1,800	3 Month CME SOFR	Dec. 2024	435,645,000	4,830,833
1,800	3 Month CME SOFR	Mar. 2025	436,455,000	4,229,195
33,276	5 Year U.S. Treasury Notes	Jun. 2023	3,651,781,114	9,139,757
28,524	10 Year U.S. Treasury Notes	Jun. 2023	3,286,054,080	20,158,649

See Notes to Financial Statements.

Futures contracts outstanding at April 30, 2023 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions (cont’d):
8,819	10 Year U.S. Ultra Treasury Notes	Jun. 2023	$1,071,095,153	$35,082,045
13,240	30 Year U.S. Ultra Treasury Bonds	Jun. 2023	1,872,218,750	75,858,322

				172,414,199

Short Positions:
8,587	2 Year U.S. Treasury Notes	Jun. 2023	1,770,330,800	5,677,946
4,152	5 Year Euro-Bobl	Jun. 2023	539,723,226	(12,871,817)
3,598	10 Year Euro-Bund	Jun. 2023	537,446,083	(17,098,529)
6,822	20 Year U.S. Treasury Bonds	Jun. 2023	898,158,938	(35,811,578)
1,985	Euro Schatz Index	Jun. 2023	231,139,916	(2,283,774)

				(62,387,752)

				$110,026,447

Forward foreign currency exchange contracts outstanding at April 30, 2023:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 05/03/23	CITI	BRL	69,195	$13,096,595	$13,858,371	$761,776	$—
Expiring 05/03/23	CITI	BRL	54,213	10,688,765	10,857,931	169,166	—
Chilean Peso,
Expiring 06/22/23	MSI	CLP	20,607,325	24,803,000	25,341,320	538,320	—
Expiring 06/22/23	UAG	CLP	19,681,661	24,392,000	24,203,009	—	(188,991)
Chinese Renminbi,
Expiring 05/23/23	HSBC	CNH	330,396	48,148,000	47,793,710	—	(354,290)
Expiring 05/23/23	JPM	CNH	304,355	44,161,000	44,026,606	—	(134,394)
Expiring 05/23/23	JPM	CNH	225,425	32,850,000	32,608,991	—	(241,009)
Colombian Peso,
Expiring 06/21/23	CITI	COP	545,147,624	110,996,539	114,600,359	3,603,820	—
Expiring 06/21/23	DB	COP	319,012,522	66,037,887	67,062,476	1,024,589	—
Expiring 06/21/23	MSI	COP	281,246,942	57,885,225	59,123,436	1,238,211	—
Expiring 06/21/23	MSI	COP	259,612,562	53,532,778	54,575,479	1,042,701	—
Hungarian Forint,
Expiring 06/21/23	BOA	HUF	20,021,085	58,013,632	58,160,874	147,242	—
Expiring 07/19/23	HSBC	HUF	17,580,615	49,307,573	50,681,886	1,374,313	—
Expiring 07/19/23	JPM	HUF	11,967,670	33,818,250	34,500,732	682,482	—
Expiring 07/19/23	JPM	HUF	11,726,241	33,493,977	33,804,734	310,757	—
Expiring 07/19/23	TD	HUF	18,629,326	53,540,240	53,705,140	164,900	—
Indian Rupee,
Expiring 06/21/23	BOA	INR	3,395,539	41,217,000	41,429,449	212,449	—

See Notes to Financial Statements.

PGIM Total Return Bond Fund    97

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Forward foreign currency exchange contracts outstanding at April 30, 2023 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 06/21/23	CITI	INR	3,346,492	$40,695,000	$40,831,024	$136,024	$—
Expiring 06/21/23	CITI	INR	1,013,827	12,366,000	12,369,840	3,840	—
Expiring 06/21/23	GSI	INR	2,871,230	34,826,000	35,032,277	206,277	—
Expiring 06/21/23	JPM	INR	3,455,818	41,670,000	42,164,924	494,924	—
Expiring 06/21/23	MSI	INR	10,973,444	133,135,698	133,888,532	752,834	—
Expiring 06/21/23	UAG	INR	1,014,136	12,366,000	12,373,612	7,612	—
Indonesian Rupiah,
Expiring 06/21/23	GSI	IDR	1,651,892,874	106,779,715	112,520,334	5,740,619	—
Expiring 06/21/23	HSBC	IDR	478,980,925	32,309,000	32,626,264	317,264	—
Israeli Shekel,
Expiring 06/21/23	BARC	ILS	272,515	74,792,893	75,231,744	438,851	—
Expiring 06/21/23	CITI	ILS	269,354	75,279,456	74,358,904	—	(920,552)
Expiring 06/21/23	CITI	ILS	156,425	43,697,319	43,183,476	—	(513,843)
Expiring 06/21/23	MSI	ILS	125,015	34,975,045	34,512,112	—	(462,933)
Mexican Peso,
Expiring 06/21/23	JPM	MXN	2,473,676	134,690,011	136,050,210	1,360,199	—
New Taiwanese Dollar,
Expiring 06/21/23	HSBC	TWD	1,624,533	53,716,000	53,059,472	—	(656,528)
Expiring 06/21/23	MSI	TWD	1,285,441	42,326,000	41,984,251	—	(341,749)
Expiring 06/21/23	MSI	TWD	1,091,081	35,905,000	35,636,204	—	(268,796)
Expiring 06/21/23	MSI	TWD	933,437	30,850,072	30,487,324	—	(362,748)
Peruvian Nuevo Sol,
Expiring 06/21/23	HSBC	PEN	92,276	24,378,000	24,811,531	433,531	—
Philippine Peso,
Expiring 06/21/23	CITI	PHP	2,084,913	38,308,000	37,623,302	—	(684,698)
Expiring 06/21/23	CITI	PHP	1,425,095	26,008,000	25,716,563	—	(291,437)
Expiring 06/21/23	HSBC	PHP	2,048,406	37,035,000	36,964,514	—	(70,486)
Expiring 06/21/23	HSBC	PHP	1,632,341	29,487,000	29,456,421	—	(30,579)
Expiring 06/21/23	HSBC	PHP	1,435,275	26,316,000	25,900,253	—	(415,747)
Expiring 06/21/23	JPM	PHP	941,136	17,331,840	16,983,277	—	(348,563)
Polish Zloty,
Expiring 07/19/23	TD	PLN	113,988	27,263,000	27,259,805	—	(3,195)
Singapore Dollar,
Expiring 06/21/23	BARC	SGD	41,612	31,260,000	31,248,127	—	(11,873)
Expiring 06/21/23	BOA	SGD	41,734	31,272,000	31,339,895	67,895	—
South African Rand,
Expiring 06/21/23	JPM	ZAR	1,523,833	81,333,993	82,888,565	1,554,572	—
Expiring 06/21/23	MSI	ZAR	591,155	32,506,000	32,155,770	—	(350,230)
Expiring 06/21/23	TD	ZAR	1,662,103	90,344,923	90,409,711	64,788	—
Expiring 06/21/23	TD	ZAR	483,445	26,511,000	26,296,859	—	(214,141)
South Korean Won,
Expiring 06/21/23	CITI	KRW	42,038,002	32,387,000	31,523,844	—	(863,156)

See Notes to Financial Statements.

Forward foreign currency exchange contracts outstanding at April 30, 2023 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 06/21/23	CITI	KRW	36,573,288	$28,047,000	$27,425,914	$—	$(621,086)
Expiring 06/21/23	HSBC	KRW	56,001,367	42,960,000	41,994,821	—	(965,179)
Expiring 06/21/23	HSBC	KRW	35,193,855	27,139,000	26,391,492	—	(747,508)
Expiring 06/21/23	SCB	KRW	41,004,425	31,578,000	30,748,776	—	(829,224)
Expiring 06/21/23	UAG	KRW	38,845,454	29,565,000	29,129,786	—	(435,214)
Swiss Franc,
Expiring 07/19/23	MSI	CHF	19,887	22,337,879	22,455,366	117,487	—
Thai Baht,
Expiring 06/21/23	BOA	THB	838,934	24,732,000	24,701,134	—	(30,866)
Expiring 06/21/23	CITI	THB	418,065	12,251,000	12,309,296	58,296	—
Expiring 06/21/23	GSI	THB	1,189,071	34,686,000	35,010,371	324,371	—
Expiring 06/21/23	GSI	THB	813,360	23,700,000	23,948,150	248,150	—
Expiring 06/21/23	HSBC	THB	1,115,568	32,911,000	32,846,185	—	(64,815)
Expiring 06/21/23	SCB	THB	1,288,133	37,646,000	37,927,112	281,112	—

				$2,595,656,305	$2,608,111,847	23,879,372	(11,423,830)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/19/23	MSI	AUD	92,341	$62,181,805	$61,315,812	$865,993	$—
Brazilian Real,
Expiring 05/03/23	SCB	BRL	123,408	23,986,000	24,716,303	—	(730,303)
Expiring 06/02/23	CITI	BRL	54,213	10,623,208	10,788,581	—	(165,373)
British Pound,
Expiring 07/19/23	HSBC	GBP	465,660	583,776,445	586,147,324	—	(2,370,879)
Canadian Dollar,
Expiring 07/19/23	HSBC	CAD	33,600	24,852,400	24,840,198	12,202	—
Chilean Peso,
Expiring 06/22/23	BNP	CLP	27,305,013	33,052,914	33,577,627	—	(524,713)
Expiring 06/22/23	CITI	CLP	10,009,659	12,366,000	12,309,117	56,883	—
Expiring 06/22/23	CITI	CLP	9,957,016	12,228,000	12,244,381	—	(16,381)
Expiring 06/22/23	MSI	CLP	10,041,425	12,176,000	12,348,181	—	(172,181)
Expiring 06/22/23	UAG	CLP	71,626,192	88,499,509	88,080,443	419,066	—
Expiring 06/22/23	UAG	CLP	19,851,021	24,336,000	24,411,276	—	(75,276)
Expiring 06/22/23	UAG	CLP	17,753,958	21,983,250	21,832,468	150,782	—
Expiring 06/22/23	UAG	CLP	10,070,178	12,366,000	12,383,539	—	(17,539)
Chinese Renminbi,
Expiring 05/23/23	BOA	CNH	84,220	12,225,000	12,182,968	42,032	—

See Notes to Financial Statements.

PGIM Total Return Bond Fund    99

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Forward foreign currency exchange contracts outstanding at April 30, 2023 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 05/23/23	HSBC	CNH	230,901	$33,261,000	$33,401,165	$—	$(140,165)
Expiring 05/23/23	JPM	CNH	216,394	31,250,000	31,302,582	—	(52,582)
Expiring 05/23/23	JPM	CNH	185,160	26,932,000	26,784,471	147,529	—
Expiring 05/23/23	MSI	CNH	2,683,865	392,114,198	388,236,257	3,877,941	—
Expiring 05/23/23	SCB	CNH	253,452	36,791,000	36,663,282	127,718	—
Expiring 05/23/23	SCB	CNH	196,378	28,373,000	28,407,238	—	(34,238)
Colombian Peso,
Expiring 06/21/23	BNP	COP	62,421,282	13,398,000	13,122,136	275,864	—
Expiring 06/21/23	CITI	COP	131,989,920	28,733,000	27,746,782	986,218	—
Expiring 06/21/23	CITI	COP	123,966,335	26,796,000	26,060,072	735,928	—
Expiring 06/21/23	HSBC	COP	134,173,776	28,688,000	28,205,870	482,130	—
Expiring 06/21/23	MSI	COP	123,787,541	24,936,000	26,022,486	—	(1,086,486)
Expiring 06/21/23	MSI	COP	94,781,451	19,371,000	19,924,857	—	(553,857)
Euro,
Expiring 07/19/23	BNP	EUR	1,586,366	1,762,339,818	1,756,076,991	6,262,827	—
Expiring 07/19/23	BNYM	EUR	1,568,208	1,726,620,902	1,735,976,976	—	(9,356,074)
Expiring 07/19/23	MSI	EUR	1,570,486	1,722,618,758	1,738,498,083	—	(15,879,325)
Hungarian Forint,
Expiring 06/21/23	TD	HUF	9,794,043	28,440,000	28,451,511	—	(11,511)
Indian Rupee,
Expiring 06/21/23	BOA	INR	3,065,006	36,846,000	37,396,567	—	(550,567)
Expiring 06/21/23	BOA	INR	2,106,050	25,694,500	25,696,209	—	(1,709)
Expiring 06/21/23	CITI	INR	2,696,485	32,318,000	32,900,189	—	(582,189)
Expiring 06/21/23	DB	INR	2,944,793	35,441,000	35,929,831	—	(488,831)
Expiring 06/21/23	JPM	INR	2,633,606	31,803,000	32,133,003	—	(330,003)
Expiring 06/21/23	JPM	INR	1,703,917	20,477,314	20,789,735	—	(312,421)
Expiring 06/21/23	JPM	INR	1,017,453	12,371,000	12,414,086	—	(43,086)
Expiring 06/21/23	MSI	INR	3,507,427	42,187,000	42,794,613	—	(607,613)
Expiring 06/21/23	SCB	INR	3,660,713	43,972,000	44,664,875	—	(692,875)
Indonesian Rupiah,
Expiring 06/21/23	BOA	IDR	620,410,284	41,329,000	42,259,866	—	(930,866)
Expiring 06/21/23	HSBC	IDR	394,658,391	25,579,000	26,882,551	—	(1,303,551)
Expiring 06/21/23	HSBC	IDR	312,549,660	20,091,000	21,289,632	—	(1,198,632)
Israeli Shekel,
Expiring 06/21/23	BARC	ILS	60,620	16,655,000	16,734,930	—	(79,930)
Expiring 06/21/23	BARC	ILS	36,509	9,993,000	10,078,808	—	(85,808)
Expiring 06/21/23	BOA	ILS	94,033	26,393,000	25,959,140	433,860	—
Expiring 06/21/23	CITI	ILS	101,010	27,614,000	27,885,115	—	(271,115)
Expiring 06/21/23	CITI	ILS	92,071	25,461,000	25,417,402	43,598	—
Expiring 06/21/23	CITI	ILS	91,811	25,407,000	25,345,868	61,132	—
Expiring 06/21/23	CITI	ILS	80,697	22,186,000	22,277,591	—	(91,591)

See Notes to Financial Statements.

Forward foreign currency exchange contracts outstanding at April 30, 2023 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso,
Expiring 06/21/23	BNP	MXN	483,207	$25,190,000	$26,575,974	$—	$(1,385,974)
Expiring 06/21/23	BOA	MXN	293,098	15,967,000	16,120,167	—	(153,167)
Expiring 06/21/23	JPM	MXN	486,794	26,133,000	26,773,264	—	(640,264)
Expiring 06/21/23	JPM	MXN	485,370	25,144,000	26,694,944	—	(1,550,944)
Expiring 06/21/23	JPM	MXN	435,324	23,672,000	23,942,486	—	(270,486)
Expiring 06/21/23	TD	MXN	286,579	15,492,000	15,761,602	—	(269,602)
New Taiwanese Dollar,
Expiring 06/21/23	BOA	TWD	952,188	31,250,000	31,099,748	150,252	—
New Zealand Dollar,
Expiring 07/19/23	MSI	NZD	39,164	24,387,986	24,209,135	178,851	—
Peruvian Nuevo Sol,
Expiring 06/21/23	BARC	PEN	96,850	25,468,742	26,041,514	—	(572,772)
Expiring 06/21/23	CITI	PEN	120,346	31,843,000	32,359,284	—	(516,284)
Expiring 06/21/23	SCB	PEN	105,131	27,573,231	28,268,213	—	(694,982)
Expiring 06/21/23	UAG	PEN	98,506	25,954,000	26,486,741	—	(532,741)
Philippine Peso,
Expiring 06/21/23	HSBC	PHP	2,096,332	38,450,000	37,829,374	620,626	—
Expiring 06/21/23	JPM	PHP	6,190,004	112,076,836	111,701,731	375,105	—
Expiring 06/21/23	SCB	PHP	2,014,243	36,719,000	36,348,024	370,976	—
Polish Zloty,
Expiring 07/19/23	CITI	PLN	327,463	77,381,598	78,311,873	—	(930,275)
Expiring 07/19/23	MSI	PLN	290,392	68,058,524	69,446,377	—	(1,387,853)
Singapore Dollar,
Expiring 06/21/23	BARC	SGD	59,341	44,780,000	44,561,398	218,602	—
Expiring 06/21/23	BOA	SGD	69,419	52,234,000	52,129,239	104,761	—
Expiring 06/21/23	BOA	SGD	32,962	24,732,000	24,752,043	—	(20,043)
Expiring 06/21/23	CITI	SGD	16,333	12,251,000	12,265,068	—	(14,068)
Expiring 06/21/23	HSBC	SGD	73,044	55,169,000	54,851,211	317,789	—
Expiring 06/21/23	HSBC	SGD	70,138	53,184,000	52,669,170	514,830	—
Expiring 06/21/23	HSBC	SGD	17,990	13,339,294	13,509,123	—	(169,829)
Expiring 06/21/23	JPM	SGD	69,776	52,388,000	52,397,016	—	(9,016)
Expiring 06/21/23	MSI	SGD	60,606	45,531,000	45,511,484	19,516	—
South African Rand,
Expiring 06/21/23	BOA	ZAR	327,883	17,744,318	17,835,132	—	(90,814)
Expiring 06/21/23	CITI	ZAR	160,283	8,621,682	8,718,579	—	(96,897)
Expiring 06/21/23	HSBC	ZAR	222,747	12,210,000	12,116,276	93,724	—
Expiring 06/21/23	JPM	ZAR	441,345	24,554,000	24,006,886	547,114	—
Expiring 06/21/23	JPM	ZAR	335,771	18,311,000	18,264,171	46,829	—
Expiring 06/21/23	MSI	ZAR	473,359	25,952,000	25,748,275	203,725	—
Expiring 06/21/23	MSI	ZAR	223,249	12,210,000	12,143,573	66,427	—
Expiring 06/21/23	TD	ZAR	989,929	54,317,000	53,846,976	470,024	—

See Notes to Financial Statements.

PGIM Total Return Bond Fund    101

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Forward foreign currency exchange contracts outstanding at April 30, 2023 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won,
Expiring 06/21/23	BOA	KRW	49,238,546	$37,733,000	$36,923,455	$809,545	$—
Expiring 06/21/23	BOA	KRW	45,317,678	33,956,000	33,983,237	—	(27,237)
Expiring 06/21/23	CITI	KRW	192,202,857	146,344,381	144,130,848	2,213,533	—
Expiring 06/21/23	CITI	KRW	20,664,940	15,901,000	15,496,415	404,585	—
Expiring 06/21/23	CITI	KRW	15,856,538	12,252,000	11,890,647	361,353	—
Expiring 06/21/23	JPM	KRW	44,238,648	33,552,000	33,174,084	377,916	—
Expiring 06/21/23	JPM	KRW	40,307,383	30,126,000	30,226,072	—	(100,072)
Expiring 06/21/23	JPM	KRW	32,944,979	25,145,000	24,705,084	439,916	—
Expiring 06/21/23	JPM	KRW	18,165,906	13,895,000	13,622,417	272,583	—
Expiring 06/21/23	MSI	KRW	39,859,182	29,739,000	29,889,970	—	(150,970)
Expiring 06/21/23	MSI	KRW	32,001,060	24,353,000	23,997,249	355,751	—
Expiring 06/21/23	SCB	KRW	46,749,128	35,528,000	35,056,667	471,333	—
Expiring 06/21/23	SSB	KRW	49,768,868	37,417,000	37,321,137	95,863	—
Expiring 06/21/23	SSB	KRW	48,410,845	36,773,000	36,302,771	470,229	—
Expiring 06/21/23	SSB	KRW	48,100,959	36,114,000	36,070,390	43,610	—
Expiring 06/21/23	SSB	KRW	16,137,201	12,253,000	12,101,113	151,887	—
Thai Baht,
Expiring 06/21/23	BOA	THB	1,234,661	35,515,000	36,352,712	—	(837,712)
Expiring 06/21/23	HSBC	THB	1,097,723	31,991,000	32,320,780	—	(329,780)
Expiring 06/21/23	HSBC	THB	1,016,604	29,495,000	29,932,355	—	(437,355)
Expiring 06/21/23	JPM	THB	901,716	26,415,000	26,549,638	—	(134,638)
Expiring 06/21/23	MSI	THB	875,401	25,564,000	25,774,839	—	(210,839)
Expiring 06/21/23	MSI	THB	694,693	19,967,028	20,454,168	—	(487,140)
Expiring 06/21/23	SCB	THB	1,084,270	31,127,000	31,924,676	—	(797,676)

				$9,306,577,641	$9,332,405,783	25,748,958	(51,577,100)

						$49,628,330	$(63,000,930)

Cross currency exchange contracts outstanding at April 30, 2023:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty

OTC Cross Currency Exchange Contracts:
07/19/23	Buy	EUR	17,345	HUF	6,773,986	$—	$(328,090)	JPM
07/19/23	Buy	EUR	24,168	HUF	9,390,032	—	(316,215)	BOA
07/19/23	Buy	EUR	24,495	CZK	580,998	8,507	—	MSI
07/19/23	Buy	JPY	3,250,176	EUR	22,324	—	(554,519)	BOA
07/19/23	Buy	PLN	117,359	EUR	25,237	129,609	—	BOA

						$138,116	$(1,198,824)

See Notes to Financial Statements.

Credit default swap agreements outstanding at April 30, 2023:

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**:
Emirate of Abu Dhabi (D10)	12/20/24	1.000%(Q	)	1,000	$(14,478)	$318	$(14,796)	MSI
Federation of Malaysia (D10)	12/20/24	1.000%(Q	)	2,000	(24,164)	637	(24,801)	MSI
Federative Republic of Brazil (D10)	12/20/24	1.000%(Q	)	6,000	(34,281)	1,911	(36,192)	MSI
Kingdom of Saudi Arabia (D10)	12/20/24	1.000%(Q	)	1,000	(11,508)	318	(11,826)	MSI
People’s Republic of China (D10)	12/20/24	1.000%(Q	)	4,500	(52,373)	1,433	(53,806)	MSI
Republic of Chile (D10)	12/20/24	1.000%(Q	)	1,000	(11,685)	318	(12,003)	MSI
Republic of Colombia (D10)	12/20/24	1.000%(Q	)	2,500	9,897	796	9,101	MSI
Republic of Indonesia (D10)	12/20/24	1.000%(Q	)	4,000	(46,415)	1,274	(47,689)	MSI
Republic of Panama (D10)	12/20/24	1.000%(Q	)	1,000	(8,321)	318	(8,639)	MSI
Republic of Peru (D10)	12/20/24	1.000%(Q	)	1,000	(11,746)	318	(12,064)	MSI
Republic of Philippines (D10)	12/20/24	1.000%(Q	)	1,000	(11,568)	318	(11,886)	MSI
Republic of South Africa (D10)	12/20/24	1.000%(Q	)	4,500	21,311	1,433	19,878	MSI
Republic of Turkey (D10)	12/20/24	1.000%(Q	)	6,000	344,655	1,911	342,744	MSI
State of Qatar (D10)	12/20/24	1.000%(Q	)	1,000	(14,624)	318	(14,942)	MSI
United Mexican States (D10)	12/20/24	1.000%(Q	)	6,000	(67,907)	1,911	(69,818)	MSI
Emirate of Abu Dhabi (D11)	06/20/26	1.000%(Q	)	800	(18,617)	587	(19,204)	BOA
Federation of Malaysia (D11)	06/20/26	1.000%(Q	)	1,600	(27,742)	1,173	(28,915)	BOA
Federative Republic of Brazil (D11)	06/20/26	1.000%(Q	)	4,800	28,243	3,520	24,723	BOA
Kingdom of Saudi Arabia (D11)	06/20/26	1.000%(Q	)	800	(13,704)	587	(14,291)	BOA
People’s Republic of China (D11)	06/20/26	1.000%(Q	)	4,800	(80,433)	3,520	(83,953)	BOA
Republic of Argentina (D11)	06/20/26	1.000%(Q	)	800	586,972	587	586,385	BOA
Republic of Chile (D11)	06/20/26	1.000%(Q	)	800	(11,066)	587	(11,653)	BOA

See Notes to Financial Statements.

PGIM Total Return Bond Fund    103

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Credit default swap agreements outstanding at April 30, 2023: (continued)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Republic of Colombia (D11)	06/20/26	1.000%(Q)	2,000	$55,775	$1,467	$54,308	BOA
Republic of Indonesia (D11)	06/20/26	1.000%(Q)	3,600	(50,112)	2,640	(52,752)	BOA
Republic of Panama (D11)	06/20/26	1.000%(Q)	800	(5,447)	587	(6,034)	BOA
Republic of Peru (D11)	06/20/26	1.000%(Q)	800	(11,262)	587	(11,849)	BOA
Republic of Philippines (D11)	06/20/26	1.000%(Q)	800	(10,953)	587	(11,540)	BOA
Republic of South Africa (D11)	06/20/26	1.000%(Q)	4,000	110,740	2,934	107,806	BOA
Republic of Turkey (D11)	06/20/26	1.000%(Q)	4,800	525,723	3,520	522,203	BOA
State of Qatar (D11)	06/20/26	1.000%(Q)	800	(18,671)	587	(19,258)	BOA
United Mexican States (D11)	06/20/26	1.000%(Q)	4,800	(58,425)	3,520	(61,945)	BOA
Emirate of Abu Dhabi (D12)	06/20/26	1.000%(Q)	100	(2,327)	94	(2,421)	BOA
Federation of Malaysia (D12)	06/20/26	1.000%(Q)	200	(3,468)	187	(3,655)	BOA
Federative Republic of Brazil (D12)	06/20/26	1.000%(Q)	600	3,530	562	2,968	BOA
Kingdom of Saudi Arabia (D12)	06/20/26	1.000%(Q)	100	(1,713)	94	(1,807)	BOA
People’s Republic of China (D12)	06/20/26	1.000%(Q)	600	(10,055)	562	(10,617)	BOA
Republic of Argentina (D12)	06/20/26	1.000%(Q)	100	73,372	94	73,278	BOA
Republic of Chile (D12)	06/20/26	1.000%(Q)	100	(1,383)	94	(1,477)	BOA
Republic of Colombia (D12)	06/20/26	1.000%(Q)	250	6,972	234	6,738	BOA
Republic of Indonesia (D12)	06/20/26	1.000%(Q)	450	(6,264)	422	(6,686)	BOA
Republic of Panama (D12)	06/20/26	1.000%(Q)	100	(681)	94	(775)	BOA
Republic of Peru (D12)	06/20/26	1.000%(Q)	100	(1,407)	94	(1,501)	BOA
Republic of Philippines (D12)	06/20/26	1.000%(Q)	100	(1,369)	94	(1,463)	BOA
Republic of South Africa (D12)	06/20/26	1.000%(Q)	500	13,843	469	13,374	BOA

See Notes to Financial Statements.

Credit default swap agreements outstanding at April 30, 2023: (continued)

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Republic of Turkey (D12)	06/20/26	1.000%(Q	)	600	$65,715	$562	$65,153	BOA
State of Qatar (D12)	06/20/26	1.000%(Q	)	100	(2,334)	94	(2,428)	BOA
United Mexican States (D12)	06/20/26	1.000%(Q	)	600	(7,304)	562	(7,866)	BOA
Emirate of Abu Dhabi (D23)	06/20/25	1.000%(Q	)	2,254	(40,321)	5,084	(45,405)	GSI
Federation of Malaysia (D23)	06/20/25	1.000%(Q	)	3,380	(49,022)	7,626	(56,648)	GSI
Federative Republic of Brazil (D23)	06/20/25	1.000%(Q	)	13,521	(63,177)	30,504	(93,681)	GSI
Kingdom of Saudi Arabia (D23)	06/20/25	1.000%(Q	)	2,254	(31,231)	5,084	(36,315)	GSI
People’s Republic of China (D23)	06/20/25	1.000%(Q	)	13,521	(189,550)	30,504	(220,054)	GSI
Republic of Chile (D23)	06/20/25	1.000%(Q	)	2,254	(31,318)	5,084	(36,402)	GSI
Republic of Colombia (D23)	06/20/25	1.000%(Q	)	5,634	50,715	12,710	38,005	GSI
Republic of Indonesia (D23)	06/20/25	1.000%(Q	)	9,014	(120,999)	20,336	(141,335)	GSI
Republic of Panama (D23)	06/20/25	1.000%(Q	)	2,254	(20,901)	5,084	(25,985)	GSI
Republic of Peru (D23)	06/20/25	1.000%(Q	)	2,254	(31,335)	5,084	(36,419)	GSI
Republic of Philippines (D23)	06/20/25	1.000%(Q	)	2,254	(30,060)	5,084	(35,144)	GSI
Republic of South Africa (D23)	06/20/25	1.000%(Q	)	10,141	99,805	22,878	76,927	GSI
Republic of Turkey (D23)	06/20/25	1.000%(Q	)	13,521	1,021,085	30,504	990,581	GSI
State of Qatar (D23)	06/20/25	1.000%(Q	)	2,254	(40,908)	5,084	(45,992)	GSI
United Mexican States (D23)	06/20/25	1.000%(Q	)	13,521	(178,832)	30,504	(209,336)	GSI
Arab Republic of Egypt (D24)	06/20/28	1.000%(Q	)	2,000	879,232	437	878,795	GSI
Dominican Republic (D24)	06/20/28	1.000%(Q	)	2,000	159,446	437	159,009	GSI
Emirate of Abu Dhabi (D24)	06/20/28	1.000%(Q	)	2,000	(56,200)	437	(56,637)	GSI
Federation of Malaysia (D24)	06/20/28	1.000%(Q	)	3,000	(44,043)	655	(44,698)	GSI

See Notes to Financial Statements.

PGIM Total Return Bond Fund    105

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Credit default swap agreements outstanding at April 30, 2023: (continued)

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Federative Republic of Brazil (D24)	06/20/28	1.000%(Q	)	10,000	$524,903	$2,183	$522,720	GSI
Kingdom of Bahrain (D24)	06/20/28	1.000%(Q	)	2,000	136,893	437	136,456	GSI
Kingdom of Saudi Arabia (D24)	06/20/28	1.000%(Q	)	4,000	(75,029)	873	(75,902)	GSI
People’s Republic of China (D24)	06/20/28	1.000%(Q	)	10,000	(141,148)	2,183	(143,331)	GSI
Republic of Argentina (D24)	06/20/28	1.000%(Q	)	2,000	1,565,606	437	1,565,169	GSI
Republic of Chile (D24)	06/20/28	1.000%(Q	)	5,000	(7,208)	1,091	(8,299)	GSI
Republic of Colombia (D24)	06/20/28	1.000%(Q	)	7,000	593,990	1,528	592,462	GSI
Republic of Indonesia (D24)	06/20/28	1.000%(Q	)	9,000	(33,566)	1,964	(35,530)	GSI
Republic of Panama (D24)	06/20/28	1.000%(Q	)	2,000	19,233	437	18,796	GSI
Republic of Peru (D24)	06/20/28	1.000%(Q	)	3,000	(4,410)	655	(5,065)	GSI
Republic of Philippines (D24)	06/20/28	1.000%(Q	)	3,000	(11,603)	655	(12,258)	GSI
Republic of South Africa (D24)	06/20/28	1.000%(Q	)	10,000	770,860	2,183	768,677	GSI
Republic of Turkey (D24)	06/20/28	1.000%(Q	)	10,000	1,720,168	2,183	1,717,985	GSI
State of Qatar (D24)	06/20/28	1.000%(Q	)	2,000	(55,548)	437	(55,985)	GSI
Sultanate of Oman (D24)	06/20/28	1.000%(Q	)	2,000	56,222	437	55,785	GSI
United Mexican States (D24)	06/20/28	1.000%(Q	)	10,000	47,012	2,183	44,829	GSI
Arab Republic of Egypt (D25)	06/20/28	1.000%(Q	)	4,000	1,758,464	983	1,757,481	BARC
Dominican Republic (D25)	06/20/28	1.000%(Q	)	4,000	318,891	983	317,908	BARC
Emirate of Abu Dhabi (D25)	06/20/28	1.000%(Q	)	4,000	(112,400)	983	(113,383)	BARC
Federation of Malaysia (D25)	06/20/28	1.000%(Q	)	6,000	(88,086)	1,474	(89,560)	BARC
Federative Republic of Brazil (D25)	06/20/28	1.000%(Q	)	20,000	1,049,805	4,914	1,044,891	BARC
Kingdom of Bahrain (D25)	06/20/28	1.000%(Q	)	4,000	273,786	983	272,803	BARC

See Notes to Financial Statements.

Credit default swap agreements outstanding at April 30, 2023: (continued)

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Kingdom of Saudi Arabia (D25)	06/20/28	1.000%(Q	)	8,000	$(150,059)	$1,965	$(152,024)	BARC
People’s Republic of China (D25)	06/20/28	1.000%(Q	)	20,000	(282,296)	4,914	(287,210)	BARC
Republic of Argentina (D25)	06/20/28	1.000%(Q	)	4,000	3,131,211	983	3,130,228	BARC
Republic of Chile (D25)	06/20/28	1.000%(Q	)	10,000	(14,416)	2,457	(16,873)	BARC
Republic of Colombia (D25)	06/20/28	1.000%(Q	)	14,000	1,187,981	3,440	1,184,541	BARC
Republic of Indonesia (D25)	06/20/28	1.000%(Q	)	18,000	(67,132)	4,422	(71,554)	BARC
Republic of Panama (D25)	06/20/28	1.000%(Q	)	4,000	38,466	983	37,483	BARC
Republic of Peru (D25)	06/20/28	1.000%(Q	)	6,000	(8,821)	1,474	(10,295)	BARC
Republic of Philippines (D25)	06/20/28	1.000%(Q	)	6,000	(23,206)	1,474	(24,680)	BARC
Republic of South Africa (D25)	06/20/28	1.000%(Q	)	20,000	1,541,721	4,914	1,536,807	BARC
Republic of Turkey (D25)	06/20/28	1.000%(Q	)	20,000	3,440,335	4,914	3,435,421	BARC
State of Qatar (D25)	06/20/28	1.000%(Q	)	4,000	(111,096)	983	(112,079)	BARC
Sultanate of Oman (D25)	06/20/28	1.000%(Q	)	4,000	112,443	983	111,460	BARC
United Mexican States (D25)	06/20/28	1.000%(Q	)	20,000	94,023	4,914	89,109	BARC
Arab Republic of Egypt (D26)	06/20/28	1.000%(Q	)	1,000	439,616	273	439,343	BARC
Dominican Republic (D26)	06/20/28	1.000%(Q	)	1,000	79,723	273	79,450	BARC
Emirate of Abu Dhabi (D26)	06/20/28	1.000%(Q	)	1,000	(28,100)	273	(28,373)	BARC
Federation of Malaysia (D26)	06/20/28	1.000%(Q	)	1,500	(22,021)	410	(22,431)	BARC
Federative Republic of Brazil (D26)	06/20/28	1.000%(Q	)	5,000	262,452	1,366	261,086	BARC
Kingdom of Bahrain (D26)	06/20/28	1.000%(Q	)	1,000	68,446	273	68,173	BARC
Kingdom of Saudi Arabia (D26)	06/20/28	1.000%(Q	)	2,000	(37,515)	546	(38,061)	BARC
People’s Republic of China (D26)	06/20/28	1.000%(Q	)	5,000	(70,574)	1,366	(71,940)	BARC

See Notes to Financial Statements.

PGIM Total Return Bond Fund    107

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Credit default swap agreements outstanding at April 30, 2023: (continued)

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Republic of Argentina (D26)	06/20/28	1.000%(Q	)	1,000	$782,803	$273	$782,530	BARC
Republic of Chile (D26)	06/20/28	1.000%(Q	)	2,500	(3,604)	683	(4,287)	BARC
Republic of Colombia (D26)	06/20/28	1.000%(Q	)	3,500	296,995	956	296,039	BARC
Republic of Indonesia (D26)	06/20/28	1.000%(Q	)	4,500	(16,783)	1,229	(18,012)	BARC
Republic of Panama (D26)	06/20/28	1.000%(Q	)	1,000	9,616	273	9,343	BARC
Republic of Peru (D26)	06/20/28	1.000%(Q	)	1,500	(2,205)	410	(2,615)	BARC
Republic of Philippines (D26)	06/20/28	1.000%(Q	)	1,500	(5,801)	410	(6,211)	BARC
Republic of South Africa (D26)	06/20/28	1.000%(Q	)	5,000	385,430	1,366	384,064	BARC
Republic of Turkey (D26)	06/20/28	1.000%(Q	)	5,000	860,084	1,366	858,718	BARC
State of Qatar (D26)	06/20/28	1.000%(Q	)	1,000	(27,774)	273	(28,047)	BARC
Sultanate of Oman (D26)	06/20/28	1.000%(Q	)	1,000	28,111	273	27,838	BARC
United Mexican States (D26)	06/20/28	1.000%(Q	)	5,000	23,506	1,366	22,140	BARC

					$22,693,721	$350,618	$22,343,103

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**:
Federation of Malaysia (D01)	12/20/23	1.000%(Q	)	2,550	0.242%	$15,331	$(179)	$15,510	BARC
Federative Republic of Brazil (D01)	12/20/23	1.000%(Q	)	12,750	0.335%	69,134	(893)	70,027	BARC
People’s Republic of China (D01)	12/20/23	1.000%(Q	)	8,500	0.277%	49,222	(595)	49,817	BARC

See Notes to Financial Statements.

Credit default swap agreements outstanding at April 30, 2023: (continued)

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Chile (D01)	12/20/23	1.000%(Q	)	2,550	0.196%	$16,087	$(179)	$16,266	BARC
Republic of Colombia (D01)	12/20/23	1.000%(Q	)	3,400	0.734%	9,735	(238)	9,973	BARC
Republic of Indonesia (D01)	12/20/23	1.000%(Q	)	3,400	0.218%	20,966	(238)	21,204	BARC
Republic of Panama (D01)	12/20/23	1.000%(Q	)	2,550	0.362%	13,382	(179)	13,561	BARC
Republic of Peru (D01)	12/20/23	1.000%(Q	)	2,550	0.187%	16,235	(179)	16,414	BARC
Republic of Philippines (D01)	12/20/23	1.000%(Q	)	2,550	0.233%	15,490	(179)	15,669	BARC
Republic of South Africa (D01)	12/20/23	1.000%(Q	)	7,650	0.907%	13,435	(536)	13,971	BARC
Republic of Turkey (D01)	12/20/23	1.000%(Q	)	12,750	3.806%	(210,639)	(893)	(209,746)	BARC
United Mexican States (D01)	12/20/23	1.000%(Q	)	11,050	0.177%	71,080	(774)	71,854	BARC
Federation of Malaysia (D02)	12/20/23	1.000%(Q	)	10,500	0.242%	63,129	(1,084)	64,213	BARC
Federative Republic of Brazil (D02)	12/20/23	1.000%(Q	)	52,500	0.335%	284,668	(5,418)	290,086	BARC
People’s Republic of China (D02)	12/20/23	1.000%(Q	)	35,000	0.277%	202,679	(3,612)	206,291	BARC
Republic of Chile (D02)	12/20/23	1.000%(Q	)	10,500	0.196%	66,243	(1,084)	67,327	BARC

See Notes to Financial Statements.

PGIM Total Return Bond Fund    109

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Credit default swap agreements outstanding at April 30, 2023: (continued)

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Colombia (D02)	12/20/23	1.000%(Q	)	14,000	0.734%	$40,084	$(1,445)	$41,529	BARC
Republic of Indonesia (D02)	12/20/23	1.000%(Q	)	14,000	0.218%	86,330	(1,445)	87,775	BARC
Republic of Panama (D02)	12/20/23	1.000%(Q	)	10,500	0.362%	55,102	(1,084)	56,186	BARC
Republic of Peru (D02)	12/20/23	1.000%(Q	)	10,500	0.187%	66,851	(1,084)	67,935	BARC
Republic of Philippines (D02)	12/20/23	1.000%(Q	)	10,500	0.233%	63,783	(1,084)	64,867	BARC
Republic of South Africa (D02)	12/20/23	1.000%(Q	)	31,500	0.907%	55,323	(3,251)	58,574	BARC
Republic of Turkey (D02)	12/20/23	1.000%(Q	)	52,500	3.806%	(867,336)	(5,418)	(861,918)	BARC
United Mexican States (D02)	12/20/23	1.000%(Q	)	45,500	0.177%	292,684	(4,696)	297,380	BARC
Federation of Malaysia (D03)	12/20/23	1.000%(Q	)	4,500	0.242%	27,056	(1,144)	28,200	BARC
Federative Republic of Brazil (D03)	12/20/23	1.000%(Q	)	22,500	0.335%	122,001	(5,722)	127,723	BARC
People’s Republic of China (D03)	12/20/23	1.000%(Q	)	15,000	0.277%	86,862	(3,815)	90,677	BARC
Republic of Chile (D03)	12/20/23	1.000%(Q	)	4,500	0.196%	28,390	(1,144)	29,534	BARC
Republic of Colombia (D03)	12/20/23	1.000%(Q	)	6,000	0.734%	17,179	(1,526)	18,705	BARC

See Notes to Financial Statements.

Credit default swap agreements outstanding at April 30, 2023: (continued)

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Indonesia (D03)	12/20/23	1.000%(Q	)	6,000	0.218%	$36,999	$(1,526)	$38,525	BARC
Republic of Panama (D03)	12/20/23	1.000%(Q	)	4,500	0.362%	23,616	(1,144)	24,760	BARC
Republic of Peru (D03)	12/20/23	1.000%(Q	)	4,500	0.187%	28,651	(1,144)	29,795	BARC
Republic of Philippines (D03)	12/20/23	1.000%(Q	)	4,500	0.233%	27,336	(1,144)	28,480	BARC
Republic of South Africa (D03)	12/20/23	1.000%(Q	)	13,500	0.907%	23,710	(3,433)	27,143	BARC
Republic of Turkey (D03)	12/20/23	1.000%(Q	)	22,500	3.806%	(371,715)	(5,722)	(365,993)	BARC
United Mexican States (D03)	12/20/23	1.000%(Q	)	19,500	0.177%	125,436	(4,959)	130,395	BARC
Federation of Malaysia (D04)	12/20/23	1.000%(Q	)	3,000	0.123%	20,331	(913)	21,244	CITI
Federative Republic of Brazil (D04)	12/20/23	1.000%(Q	)	15,000	0.335%	81,333	(4,565)	85,898	CITI
People’s Republic of China (D04)	12/20/23	1.000%(Q	)	10,000	0.277%	57,908	(3,043)	60,951	CITI
Republic of Chile (D04)	12/20/23	1.000%(Q	)	3,000	0.196%	18,927	(913)	19,840	CITI
Republic of Colombia (D04)	12/20/23	1.000%(Q	)	4,000	0.734%	11,453	(1,217)	12,670	CITI
Republic of Indonesia (D04)	12/20/23	1.000%(Q	)	4,000	0.218%	24,666	(1,217)	25,883	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund    111

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Credit default swap agreements outstanding at April 30, 2023: (continued)

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Panama (D04)	12/20/23	1.000%(Q	)	3,000	0.362%	$15,744	$(913)	$16,657	CITI
Republic of Peru (D04)	12/20/23	1.000%(Q	)	3,000	0.187%	19,100	(925)	20,025	CITI
Republic of Philippines (D04)	12/20/23	1.000%(Q	)	3,000	0.233%	18,224	(913)	19,137	CITI
Republic of South Africa (D04)	12/20/23	1.000%(Q	)	9,000	0.907%	15,806	(2,739)	18,545	CITI
Republic of Turkey (D04)	12/20/23	1.000%(Q	)	15,000	3.806%	(247,811)	(4,565)	(243,246)	CITI
United Mexican States (D04)	12/20/23	1.000%(Q	)	13,000	0.177%	83,624	(3,956)	87,580	CITI
Federation of Malaysia (D05)	12/20/23	1.000%(Q	)	3,000	0.242%	18,037	(995)	19,032	CITI
Federative Republic of Brazil (D05)	12/20/23	1.000%(Q	)	15,000	0.335%	81,334	(4,974)	86,308	CITI
People’s Republic of China (D05)	12/20/23	1.000%(Q	)	10,000	0.277%	57,909	(3,316)	61,225	CITI
Republic of Chile (D05)	12/20/23	1.000%(Q	)	3,000	0.196%	18,927	(995)	19,922	CITI
Republic of Colombia (D05)	12/20/23	1.000%(Q	)	4,000	0.734%	11,452	(1,327)	12,779	CITI
Republic of Indonesia (D05)	12/20/23	1.000%(Q	)	4,000	0.218%	24,665	(1,327)	25,992	CITI
Republic of Panama (D05)	12/20/23	1.000%(Q	)	3,000	0.362%	15,743	(995)	16,738	CITI

See Notes to Financial Statements.

Credit default swap agreements outstanding at April 30, 2023: (continued)

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Peru (D05)	12/20/23	1.000%(Q	)	3,000	0.187%	$19,100	$(995)	$20,095	CITI
Republic of Philippines (D05)	12/20/23	1.000%(Q	)	3,000	0.233%	18,224	(995)	19,219	CITI
Republic of South Africa (D05)	12/20/23	1.000%(Q	)	9,000	0.907%	15,806	(2,985)	18,791	CITI
Republic of Turkey (D05)	12/20/23	1.000%(Q	)	15,000	3.806%	(247,810)	(4,974)	(242,836)	CITI
United Mexican States (D05)	12/20/23	1.000%(Q	)	13,000	0.177%	83,624	(4,311)	87,935	CITI
Emirate of Abu Dhabi (D06)	12/20/25	1.000%(Q	)	1,940	0.229%	39,986	(241)	40,227	MSI
Federation of Malaysia (D06)	12/20/25	1.000%(Q	)	2,910	0.412%	46,379	(361)	46,740	MSI
Federative Republic of Brazil (D06)	12/20/25	1.000%(Q	)	11,640	1.075%	(8,106)	(1,445)	(6,661)	MSI
Kingdom of Saudi Arabia (D06)	12/20/25	1.000%(Q	)	1,940	0.429%	30,096	(241)	30,337	MSI
People’s Republic of China (D06)	12/20/25	1.000%(Q	)	11,640	0.433%	179,311	(1,445)	180,756	MSI
Republic of Argentina (D06)	12/20/25	1.000%(Q	)	4,850	50.978%	(3,354,638)	(602)	(3,354,036)	MSI
Republic of Chile (D06)	12/20/25	1.000%(Q	)	1,940	0.495%	26,897	(241)	27,138	MSI

See Notes to Financial Statements.

PGIM Total Return Bond Fund    113

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Credit default swap agreements outstanding at April 30, 2023: (continued)

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Colombia (D06)	12/20/25	1.000%(Q	)	4,850	1.802%	$(90,397)	$(602)	$(89,795)	MSI
Republic of Indonesia (D06)	12/20/25	1.000%(Q	)	7,760	0.501%	106,116	(963)	107,079	MSI
Republic of Panama (D06)	12/20/25	1.000%(Q	)	1,940	0.726%	15,567	(241)	15,808	MSI
Republic of Peru (D06)	12/20/25	1.000%(Q	)	1,940	0.490%	27,144	(241)	27,385	MSI
Republic of Philippines (D06)	12/20/25	1.000%(Q	)	1,940	0.508%	26,223	(241)	26,464	MSI
Republic of South Africa (D06)	12/20/25	1.000%(Q	)	8,730	1.815%	(165,371)	(1,084)	(164,287)	MSI
Republic of Turkey (D06)	12/20/25	1.000%(Q	)	11,640	5.044%	(1,082,510)	(1,445)	(1,081,065)	MSI
State of Qatar (D06)	12/20/25	1.000%(Q	)	1,940	0.222%	40,302	(301)	40,603	MSI
United Mexican States (D06)	12/20/25	1.000%(Q	)	11,640	0.541%	147,730	(1,445)	149,175	MSI
Emirate of Abu Dhabi (D07)	12/20/25	1.000%(Q	)	2,000	0.229%	41,224	(783)	42,007	CITI
Federation of Malaysia (D07)	12/20/25	1.000%(Q	)	3,000	0.412%	47,814	(1,175)	48,989	CITI
Federative Republic of Brazil (D07)	12/20/25	1.000%(Q	)	12,000	1.075%	(8,357)	(4,701)	(3,656)	CITI
Kingdom of Saudi Arabia (D07)	12/20/25	1.000%(Q	)	2,000	0.429%	31,027	(783)	31,810	CITI

See Notes to Financial Statements.

Credit default swap agreements outstanding at April 30, 2023: (continued)

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
People’s Republic of China (D07)	12/20/25	1.000%(Q	)	12,000	0.433%	$184,856	$(4,701)	$189,557	CITI
Republic of Argentina (D07)	12/20/25	1.000%(Q	)	5,000	50.978%	(3,458,390)	(1,959)	(3,456,431)	CITI
Republic of Chile (D07)	12/20/25	1.000%(Q	)	2,000	0.495%	27,729	(783)	28,512	CITI
Republic of Colombia (D07)	12/20/25	1.000%(Q	)	5,000	1.802%	(93,193)	(1,959)	(91,234)	CITI
Republic of Indonesia (D07)	12/20/25	1.000%(Q	)	8,000	0.501%	109,398	(3,134)	112,532	CITI
Republic of Panama (D07)	12/20/25	1.000%(Q	)	2,000	0.726%	16,049	(783)	16,832	CITI
Republic of Peru (D07)	12/20/25	1.000%(Q	)	2,000	0.490%	27,984	(783)	28,767	CITI
Republic of Philippines (D07)	12/20/25	1.000%(Q	)	2,000	0.508%	27,035	(783)	27,818	CITI
Republic of South Africa (D07)	12/20/25	1.000%(Q	)	9,000	1.815%	(170,484)	(3,525)	(166,959)	CITI
Republic of Turkey (D07)	12/20/25	1.000%(Q	)	12,000	5.044%	(1,115,990)	(4,701)	(1,111,289)	CITI
State of Qatar (D07)	12/20/25	1.000%(Q	)	2,000	0.222%	41,549	(783)	42,332	CITI
United Mexican States (D07)	12/20/25	1.000%(Q	)	12,000	0.541%	152,298	(4,701)	156,999	CITI
Emirate of Abu Dhabi (D08)	12/20/25	1.000%(Q	)	4,000	0.229%	82,446	(1,567)	84,013	MSI

See Notes to Financial Statements.

PGIM Total Return Bond Fund    115

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Credit default swap agreements outstanding at April 30, 2023: (continued)

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Federation of Malaysia (D08)	12/20/25	1.000%(Q	)	6,000	0.412%	$95,627	$(2,350)	$97,977	MSI
Federative Republic of Brazil (D08)	12/20/25	1.000%(Q	)	24,000	1.075%	(16,713)	(9,401)	(7,312)	MSI
Kingdom of Saudi Arabia (D08)	12/20/25	1.000%(Q	)	4,000	0.429%	62,053	(1,567)	63,620	MSI
People’s Republic of China (D08)	12/20/25	1.000%(Q	)	24,000	0.433%	369,714	(9,401)	379,115	MSI
Republic of Argentina (D08)	12/20/25	1.000%(Q	)	10,000	50.978%	(6,916,779)	(3,917)	(6,912,862)	MSI
Republic of Chile (D08)	12/20/25	1.000%(Q	)	4,000	0.495%	55,458	(1,567)	57,025	MSI
Republic of Colombia (D08)	12/20/25	1.000%(Q	)	10,000	1.802%	(186,384)	(3,917)	(182,467)	MSI
Republic of Indonesia (D08)	12/20/25	1.000%(Q	)	16,000	0.501%	218,797	(6,267)	225,064	MSI
Republic of Panama (D08)	12/20/25	1.000%(Q	)	4,000	0.726%	32,097	(1,567)	33,664	MSI
Republic of Peru (D08)	12/20/25	1.000%(Q	)	4,000	0.490%	55,968	(1,567)	57,535	MSI
Republic of Philippines (D08)	12/20/25	1.000%(Q	)	4,000	0.508%	54,069	(1,567)	55,636	MSI
Republic of South Africa (D08)	12/20/25	1.000%(Q	)	18,000	1.815%	(340,970)	(7,051)	(333,919)	MSI
Republic of Turkey (D08)	12/20/25	1.000%(Q	)	24,000	5.044%	(2,231,979)	(9,401)	(2,222,578)	MSI

See Notes to Financial Statements.

Credit default swap agreements outstanding at April 30, 2023: (continued)

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
State of Qatar (D08)	12/20/25	1.000%(Q	)	4,000	0.222%	$83,098	$(1,692)	$84,790	MSI
United Mexican States (D08)	12/20/25	1.000%(Q	)	24,000	0.541%	304,598	(9,401)	313,999	MSI
Emirate of Abu Dhabi (D09)	12/20/25	1.000%(Q	)	4,000	0.229%	82,446	(1,567)	84,013	MSI
Federation of Malaysia (D09)	12/20/25	1.000%(Q	)	6,000	0.412%	95,627	(2,350)	97,977	MSI
Federative Republic of Brazil (D09)	12/20/25	1.000%(Q	)	24,000	1.075%	(16,713)	(9,401)	(7,312)	MSI
Kingdom of Saudi Arabia (D09)	12/20/25	1.000%(Q	)	4,000	0.429%	62,053	(1,567)	63,620	MSI
People’s Republic of China (D09)	12/20/25	1.000%(Q	)	24,000	0.433%	369,714	(9,401)	379,115	MSI
Republic of Argentina (D09)	12/20/25	1.000%(Q	)	10,000	50.978%	(6,916,779)	(3,917)	(6,912,862)	MSI
Republic of Chile (D09)	12/20/25	1.000%(Q	)	4,000	0.495%	55,458	(1,567)	57,025	MSI
Republic of Colombia (D09)	12/20/25	1.000%(Q	)	10,000	1.802%	(186,384)	(3,917)	(182,467)	MSI
Republic of Indonesia (D09)	12/20/25	1.000%(Q	)	16,000	0.501%	218,797	(6,267)	225,064	MSI
Republic of Panama (D09)	12/20/25	1.000%(Q	)	4,000	0.726%	32,097	(1,567)	33,664	MSI
Republic of Peru (D09)	12/20/25	1.000%(Q	)	4,000	0.490%	55,968	(1,567)	57,535	MSI

See Notes to Financial Statements.

PGIM Total Return Bond Fund    117

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Credit default swap agreements outstanding at April 30, 2023: (continued)

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Philippines (D09)	12/20/25	1.000%(Q	)	4,000	0.508%	$54,069	$(1,567)	$55,636	MSI
Republic of South Africa (D09)	12/20/25	1.000%(Q	)	18,000	1.815%	(340,970)	(7,051)	(333,919)	MSI
Republic of Turkey (D09)	12/20/25	1.000%(Q	)	24,000	5.044%	(2,231,979)	(9,401)	(2,222,578)	MSI
State of Qatar (D09)	12/20/25	1.000%(Q	)	4,000	0.222%	83,098	(1,692)	84,790	MSI
United Mexican States (D09)	12/20/25	1.000%(Q	)	24,000	0.541%	304,598	(9,401)	313,999	MSI
Emirate of Abu Dhabi (D13)	12/20/26	1.000%(Q	)	500	0.302%	12,503	(747)	13,250	BOA
Federation of Malaysia (D13)	12/20/26	1.000%(Q	)	1,000	0.519%	17,489	(1,493)	18,982	BOA
Federative Republic of Brazil (D13)	12/20/26	1.000%(Q	)	3,000	1.512%	(47,965)	(4,480)	(43,485)	BOA
Kingdom of Saudi Arabia (D13)	12/20/26	1.000%(Q	)	500	0.503%	9,032	(747)	9,779	BOA
People’s Republic of China (D13)	12/20/26	1.000%(Q	)	3,000	0.540%	50,268	(4,480)	54,748	BOA
Republic of Argentina (D13)	12/20/26	1.000%(Q	)	500	51.159%	(374,238)	(747)	(373,491)	BOA
Republic of Chile (D13)	12/20/26	1.000%(Q	)	500	0.681%	6,003	(747)	6,750	BOA

See Notes to Financial Statements.

Credit default swap agreements outstanding at April 30, 2023: (continued)

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Colombia (D13)	12/20/26	1.000%(Q	)	1,250	2.272%	$(50,937)	$(1,867)	$(49,070)	BOA
Republic of Indonesia (D13)	12/20/26	1.000%(Q	)	2,250	0.669%	27,787	(3,360)	31,147	BOA
Republic of Panama (D13)	12/20/26	1.000%(Q	)	500	0.919%	1,954	(747)	2,701	BOA
Republic of Peru (D13)	12/20/26	1.000%(Q	)	500	0.677%	6,058	(747)	6,805	BOA
Republic of Philippines (D13)	12/20/26	1.000%(Q	)	500	0.677%	6,039	(747)	6,786	BOA
Republic of South Africa (D13)	12/20/26	1.000%(Q	)	2,750	2.220%	(107,375)	(4,107)	(103,268)	BOA
Republic of Turkey (D13)	12/20/26	1.000%(Q	)	3,000	5.157%	(377,428)	(4,480)	(372,948)	BOA
State of Qatar (D13)	12/20/26	1.000%(Q	)	500	0.305%	12,442	(747)	13,189	BOA
United Mexican States (D13)	12/20/26	1.000%(Q	)	2,750	0.766%	25,059	(4,107)	29,166	BOA
Emirate of Abu Dhabi (D14)	12/20/26	1.000%(Q	)	4,000	0.302%	100,023	(6,766)	106,789	CITI
Federation of Malaysia (D14)	12/20/26	1.000%(Q	)	8,000	0.519%	139,911	(13,532)	153,443	CITI
Federative Republic of Brazil (D14)	12/20/26	1.000%(Q	)	24,000	1.512%	(383,722)	(40,596)	(343,126)	CITI
Kingdom of Saudi Arabia (D14)	12/20/26	1.000%(Q	)	4,000	0.503%	72,256	(6,766)	79,022	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund    119

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Credit default swap agreements outstanding at April 30, 2023: (continued)

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
People’s Republic of China (D14)	12/20/26	1.000%(Q	)	24,000	0.540%	$402,138	$(40,596)	$442,734	CITI
Republic of Argentina (D14)	12/20/26	1.000%(Q	)	4,000	51.159%	(2,993,904)	(6,766)	(2,987,138)	CITI
Republic of Chile (D14)	12/20/26	1.000%(Q	)	4,000	0.681%	48,027	(6,766)	54,793	CITI
Republic of Colombia (D14)	12/20/26	1.000%(Q	)	10,000	2.272%	(407,492)	(16,915)	(390,577)	CITI
Republic of Indonesia (D14)	12/20/26	1.000%(Q	)	18,000	0.669%	222,290	(30,447)	252,737	CITI
Republic of Panama (D14)	12/20/26	1.000%(Q	)	4,000	0.919%	15,633	(6,766)	22,399	CITI
Republic of Peru (D14)	12/20/26	1.000%(Q	)	4,000	0.677%	48,465	(6,766)	55,231	CITI
Republic of Philippines (D14)	12/20/26	1.000%(Q	)	4,000	0.677%	48,318	(6,766)	55,084	CITI
Republic of South Africa (D14)	12/20/26	1.000%(Q	)	22,000	2.220%	(859,000)	(37,213)	(821,787)	CITI
Republic of Turkey (D14)	12/20/26	1.000%(Q	)	24,000	5.157%	(3,019,425)	(40,596)	(2,978,829)	CITI
State of Qatar (D14)	12/20/26	1.000%(Q	)	4,000	0.305%	99,539	(6,766)	106,305	CITI
United Mexican States (D14)	12/20/26	1.000%(Q	)	22,000	0.766%	200,471	(37,213)	237,684	CITI
Emirate of Abu Dhabi (D15)	12/20/26	1.000%(Q	)	2,000	0.302%	50,012	(3,383)	53,395	MSI

See Notes to Financial Statements.

Credit default swap agreements outstanding at April 30, 2023: (continued)

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Federation of Malaysia (D15)	12/20/26	1.000%(Q	)	4,000	0.519%	$69,955	$(6,766)	$76,721	MSI
Federative Republic of Brazil (D15)	12/20/26	1.000%(Q	)	12,000	1.512%	(191,861)	(20,298)	(171,563)	MSI
Kingdom of Saudi Arabia (D15)	12/20/26	1.000%(Q	)	2,000	0.503%	36,128	(3,383)	39,511	MSI
People’s Republic of China (D15)	12/20/26	1.000%(Q	)	12,000	0.540%	201,069	(20,298)	221,367	MSI
Republic of Argentina (D15)	12/20/26	1.000%(Q	)	2,000	51.159%	(1,496,952)	(3,383)	(1,493,569)	MSI
Republic of Chile (D15)	12/20/26	1.000%(Q	)	2,000	0.681%	24,013	(3,383)	27,396	MSI
Republic of Colombia (D15)	12/20/26	1.000%(Q	)	5,000	2.272%	(203,746)	(8,457)	(195,289)	MSI
Republic of Indonesia (D15)	12/20/26	1.000%(Q	)	9,000	0.669%	111,146	(15,223)	126,369	MSI
Republic of Panama (D15)	12/20/26	1.000%(Q	)	2,000	0.919%	7,816	(3,383)	11,199	MSI
Republic of Peru (D15)	12/20/26	1.000%(Q	)	2,000	0.677%	24,233	(3,383)	27,616	MSI
Republic of Philippines (D15)	12/20/26	1.000%(Q	)	2,000	0.677%	24,159	(3,383)	27,542	MSI
Republic of South Africa (D15)	12/20/26	1.000%(Q	)	11,000	2.220%	(429,500)	(18,606)	(410,894)	MSI
Republic of Turkey (D15)	12/20/26	1.000%(Q	)	12,000	5.157%	(1,509,712)	(20,298)	(1,489,414)	MSI

See Notes to Financial Statements.

PGIM Total Return Bond Fund    121

Schedule of Investments (unaudited) (continued)

as of April 30, 2023

Credit default swap agreements outstanding at April 30, 2023: (continued)

					Implied
					Credit		Upfront
Reference				Notional	Spread at		Premiums	Unrealized
Entity/	Termination	Fixed		Amount	April 30,	Fair	Paid	Appreciation
Obligation	Date	Rate		(000)#(3)	2023(4)	Value	(Received)	(Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
State of Qatar (D15)	12/20/26	1.000%(Q	)	2,000	0.305%	$49,770	$(3,383)	$53,153	MSI
United Mexican States (D15)	12/20/26	1.000%(Q	)	11,000	0.766%	100,236	(18,606)	118,842	MSI
Emirate of Abu Dhabi (D16)	12/20/26	1.000%(Q	)	10,000	0.302%	250,059	(16,915)	266,974	BARC
Federation of Malaysia (D16)	12/20/26	1.000%(Q	)	20,000	0.519%	349,777	(33,830)	383,607	BARC
Federative Republic of Brazil (D16)	12/20/26	1.000%(Q	)	60,000	1.512%	(959,305)	(101,489)	(857,816)	BARC
Kingdom of Saudi Arabia (D16)	12/20/26	1.000%(Q	)	10,000	0.503%	180,641	(16,915)	197,556	BARC
People’s Republic of China (D16)	12/20/26	1.000%(Q	)	60,000	0.540%	1,005,345	(101,489)	1,106,834	BARC
Republic of Argentina (D16)	12/20/26	1.000%(Q	)	10,000	51.159%	(7,484,760)	(16,915)	(7,467,845)	BARC
Republic of Chile (D16)	12/20/26	1.000%(Q	)	10,000	0.681%	120,067	(16,915)	136,982	BARC
Republic of Colombia (D16)	12/20/26	1.000%(Q	)	25,000	2.272%	(1,018,730)	(42,287)	(976,443)	BARC
Republic of Indonesia (D16)	12/20/26	1.000%(Q	)	45,000	0.669%	555,726	(76,117)	631,843	BARC
Republic of Panama (D16)	12/20/26	1.000%(Q	)	10,000	0.919%	39,081	(16,915)	55,996	BARC
Republic of Peru (D16)	12/20/26	1.000%(Q	)	10,000	0.677%	121,163	(16,915)	138,078	BARC

See Notes to Financial Statements.

Credit default swap agreements outstanding at April 30, 2023: (continued)

					Implied
					Credit		Upfront
Reference				Notional	Spread at		Premiums	Unrealized
Entity/	Termination	Fixed		Amount	April 30,	Fair	Paid	Appreciation
Obligation	Date	Rate		(000)#(3)	2023(4)	Value	(Received)	(Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Philippines (D16)	12/20/26	1.000%(Q	)	10,000	0.677%	$120,794	$(16,915)	$137,709	BARC
Republic of South Africa (D16)	12/20/26	1.000%(Q	)	55,000	2.220%	(2,147,500)	(93,032)	(2,054,468)	BARC
Republic of Turkey (D16)	12/20/26	1.000%(Q	)	60,000	5.157%	(7,548,561)	(101,489)	(7,447,072)	BARC
State of Qatar (D16)	12/20/26	1.000%(Q	)	10,000	0.305%	248,848	(16,915)	265,763	BARC
United Mexican States (D16)	12/20/26	1.000%(Q	)	55,000	0.766%	501,178	(93,032)	594,210	BARC
Emirate of Abu Dhabi (D17)	12/20/26	1.000%(Q	)	2,000	0.302%	50,012	(3,783)	53,795	MSI
Federation of Malaysia (D17)	12/20/26	1.000%(Q	)	4,000	0.519%	69,956	(7,566)	77,522	MSI
Federative Republic of Brazil (D17)	12/20/26	1.000%(Q	)	12,000	1.512%	(191,861)	(22,698)	(169,163)	MSI
Kingdom of Saudi Arabia (D17)	12/20/26	1.000%(Q	)	2,000	0.503%	36,128	(3,783)	39,911	MSI
People’s Republic of China (D17)	12/20/26	1.000%(Q	)	12,000	0.540%	201,069	(22,698)	223,767	MSI
Republic of Argentina (D17)	12/20/26	1.000%(Q	)	2,000	51.159%	(1,496,952)	(3,783)	(1,493,169)	MSI
Republic of Chile (D17)	12/20/26	1.000%(Q	)	2,000	0.681%	24,013	(3,783)	27,796	MSI

See Notes to Financial Statements.

PGIM Total Return Bond Fund    123

Schedule of Investments (unaudited) (continued)

as of April 30, 2023

Credit default swap agreements outstanding at April 30, 2023: (continued)

					Implied
					Credit		Upfront
Reference				Notional	Spread at		Premiums	Unrealized
Entity/	Termination	Fixed		Amount	April 30,	Fair	Paid	Appreciation
Obligation	Date	Rate		(000)#(3)	2023(4)	Value	(Received)	(Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Colombia (D17)	12/20/26	1.000%(Q	)	5,000	2.272%	$(203,746)	$(9,458)	$(194,288)	MSI
Republic of Indonesia (D17)	12/20/26	1.000%(Q	)	9,000	0.669%	111,145	(17,024)	128,169	MSI
Republic of Panama (D17)	12/20/26	1.000%(Q	)	2,000	0.919%	7,816	(3,783)	11,599	MSI
Republic of Peru (D17)	12/20/26	1.000%(Q	)	2,000	0.677%	24,233	(3,783)	28,016	MSI
Republic of Philippines (D17)	12/20/26	1.000%(Q	)	2,000	0.677%	24,159	(3,783)	27,942	MSI
Republic of South Africa (D17)	12/20/26	1.000%(Q	)	11,000	2.220%	(429,500)	(20,807)	(408,693)	MSI
Republic of Turkey (D17)	12/20/26	1.000%(Q	)	12,000	5.157%	(1,509,712)	(22,698)	(1,487,014)	MSI
State of Qatar (D17)	12/20/26	1.000%(Q	)	2,000	0.305%	49,770	(3,783)	53,553	MSI
United Mexican States (D17)	12/20/26	1.000%(Q	)	11,000	0.766%	100,235	(20,807)	121,042	MSI
Emirate of Abu Dhabi (D18)	12/20/26	1.000%(Q	)	1,000	0.302%	25,006	(257)	25,263	BOA
Federation of Malaysia (D18)	12/20/26	1.000%(Q	)	2,000	0.519%	34,978	(514)	35,492	BOA
Federative Republic of Brazil (D18)	12/20/26	1.000%(Q	)	6,000	1.512%	(95,931)	(1,543)	(94,388)	BOA
Kingdom of Saudi Arabia (D18)	12/20/26	1.000%(Q	)	1,000	0.503%	18,064	(257)	18,321	BOA

See Notes to Financial Statements.

Credit default swap agreements outstanding at April 30, 2023: (continued)

					Implied
					Credit		Upfront
Reference				Notional	Spread at		Premiums	Unrealized
Entity/	Termination	Fixed		Amount	April 30,	Fair	Paid	Appreciation
Obligation	Date	Rate		(000)#(3)	2023(4)	Value	(Received)	(Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
People’s Republic of China (D18)	12/20/26	1.000%(Q	)	6,000	0.540%	$100,534	$(1,543)	$102,077	BOA
Republic of Argentina (D18)	12/20/26	1.000%(Q	)	1,000	51.159%	(748,476)	(257)	(748,219)	BOA
Republic of Chile (D18)	12/20/26	1.000%(Q	)	1,000	0.681%	12,007	(257)	12,264	BOA
Republic of Colombia (D18)	12/20/26	1.000%(Q	)	2,500	2.272%	(101,873)	(643)	(101,230)	BOA
Republic of Indonesia (D18)	12/20/26	1.000%(Q	)	4,500	0.669%	55,573	(1,157)	56,730	BOA
Republic of Panama (D18)	12/20/26	1.000%(Q	)	1,000	0.919%	3,908	(257)	4,165	BOA
Republic of Peru (D18)	12/20/26	1.000%(Q	)	1,000	0.677%	12,116	(257)	12,373	BOA
Republic of Philippines (D18)	12/20/26	1.000%(Q	)	1,000	0.677%	12,080	(257)	12,337	BOA
Republic of South Africa (D18)	12/20/26	1.000%(Q	)	5,500	2.220%	(214,750)	(1,414)	(213,336)	BOA
Republic of Turkey (D18)	12/20/26	1.000%(Q	)	6,000	5.157%	(754,857)	(1,543)	(753,314)	BOA
State of Qatar (D18)	12/20/26	1.000%(Q	)	1,000	0.305%	24,885	(257)	25,142	BOA
United Mexican States (D18)	12/20/26	1.000%(Q	)	5,500	0.766%	50,118	(1,414)	51,532	BOA
Emirate of Abu Dhabi (D19)	12/20/26	1.000%(Q	)	2,000	0.302%	50,012	(687)	50,699	MSI

See Notes to Financial Statements.

PGIM Total Return Bond Fund    125

Schedule of Investments (unaudited) (continued)

as of April 30, 2023

Credit default swap agreements outstanding at April 30, 2023: (continued)

					Implied
					Credit		Upfront
Reference				Notional	Spread at		Premiums	Unrealized
Entity/	Termination	Fixed		Amount	April 30,	Fair	Paid	Appreciation
Obligation	Date	Rate		(000)#(3)	2023(4)	Value	(Received)	(Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Federation of Malaysia (D19)	12/20/26	1.000%(Q	)	4,000	0.519%	$69,956	$(1,374)	$71,330	MSI
Federative Republic of Brazil (D19)	12/20/26	1.000%(Q	)	12,000	1.512%	(191,861)	(4,123)	(187,738)	MSI
Kingdom of Saudi Arabia (D19)	12/20/26	1.000%(Q	)	2,000	0.503%	36,128	(687)	36,815	MSI
People’s Republic of China (D19)	12/20/26	1.000%(Q	)	12,000	0.540%	201,069	(4,123)	205,192	MSI
Republic of Argentina (D19)	12/20/26	1.000%(Q	)	2,000	51.159%	(1,496,952)	(687)	(1,496,265)	MSI
Republic of Chile (D19)	12/20/26	1.000%(Q	)	2,000	0.681%	24,014	(687)	24,701	MSI
Republic of Colombia (D19)	12/20/26	1.000%(Q	)	5,000	2.272%	(203,746)	(1,718)	(202,028)	MSI
Republic of Indonesia (D19)	12/20/26	1.000%(Q	)	9,000	0.669%	111,145	(3,093)	114,238	MSI
Republic of Panama (D19)	12/20/26	1.000%(Q	)	2,000	0.919%	7,816	(687)	8,503	MSI
Republic of Peru (D19)	12/20/26	1.000%(Q	)	2,000	0.677%	24,233	(687)	24,920	MSI
Republic of Philippines (D19)	12/20/26	1.000%(Q	)	2,000	0.677%	24,159	(687)	24,846	MSI
Republic of South Africa (D19)	12/20/26	1.000%(Q	)	11,000	2.220%	(429,500)	(3,780)	(425,720)	MSI
Republic of Turkey (D19)	12/20/26	1.000%(Q	)	12,000	5.157%	(1,509,712)	(4,123)	(1,505,589)	MSI

See Notes to Financial Statements.

Credit default swap agreements outstanding at April 30, 2023: (continued)

					Implied
					Credit		Upfront
Reference				Notional	Spread at		Premiums	Unrealized
Entity/	Termination	Fixed		Amount	April 30,	Fair	Paid	Appreciation
Obligation	Date	Rate		(000)#(3)	2023(4)	Value	(Received)	(Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
State of Qatar (D19)	12/20/26	1.000%(Q	)	2,000	0.305%	$49,770	$(687)	$50,457	MSI
United Mexican States (D19)	12/20/26	1.000%(Q	)	11,000	0.766%	100,235	(3,780)	104,015	MSI
Emirate of Abu Dhabi (D20)	12/20/26	1.000%(Q	)	4,000	0.302%	100,024	(1,374)	101,398	MSI
Federation of Malaysia (D20)	12/20/26	1.000%(Q	)	8,000	0.519%	139,911	(2,749)	142,660	MSI
Federative Republic of Brazil (D20)	12/20/26	1.000%(Q	)	24,000	1.512%	(383,722)	(8,247)	(375,475)	MSI
Kingdom of Saudi Arabia (D20)	12/20/26	1.000%(Q	)	4,000	0.503%	72,257	(1,374)	73,631	MSI
People’s Republic of China (D20)	12/20/26	1.000%(Q	)	24,000	0.540%	402,138	(8,247)	410,385	MSI
Republic of Argentina (D20)	12/20/26	1.000%(Q	)	4,000	51.159%	(2,993,903)	(1,374)	(2,992,529)	MSI
Republic of Chile (D20)	12/20/26	1.000%(Q	)	4,000	0.681%	48,027	(1,374)	49,401	MSI
Republic of Colombia (D20)	12/20/26	1.000%(Q	)	10,000	2.272%	(407,492)	(3,436)	(404,056)	MSI
Republic of Indonesia (D20)	12/20/26	1.000%(Q	)	18,000	0.669%	222,290	(6,185)	228,475	MSI
Republic of Panama (D20)	12/20/26	1.000%(Q	)	4,000	0.919%	15,633	(1,374)	17,007	MSI
Republic of Peru (D20)	12/20/26	1.000%(Q	)	4,000	0.677%	48,466	(1,374)	49,840	MSI

See Notes to Financial Statements.

PGIM Total Return Bond Fund    127

Schedule of Investments (unaudited) (continued)

as of April 30, 2023

Credit default swap agreements outstanding at April 30, 2023: (continued)

					Implied
					Credit		Upfront
Reference				Notional	Spread at		Premiums	Unrealized
Entity/	Termination	Fixed		Amount	April 30,	Fair	Paid	Appreciation
Obligation	Date	Rate		(000)#(3)	2023(4)	Value	(Received)	(Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Philippines (D20)	12/20/26	1.000%(Q	)	4,000	0.677%	$48,318	$(1,374)	$49,692	MSI
Republic of South Africa (D20)	12/20/26	1.000%(Q	)	22,000	2.220%	(858,999)	(7,559)	(851,440)	MSI
Republic of Turkey (D20)	12/20/26	1.000%(Q	)	24,000	5.157%	(3,019,425)	(8,247)	(3,011,178)	MSI
State of Qatar (D20)	12/20/26	1.000%(Q	)	4,000	0.305%	99,540	(1,374)	100,914	MSI
United Mexican States (D20)	12/20/26	1.000%(Q	)	22,000	0.766%	200,472	(7,559)	208,031	MSI
Emirate of Abu Dhabi (D21)	06/20/26	1.000%(Q	)	2,000	0.256%	46,544	(705)	47,249	BARC
Federation of Malaysia (D21)	06/20/26	1.000%(Q	)	4,000	0.453%	69,353	(1,410)	70,763	BARC
Federative Republic of Brazil (D21)	06/20/26	1.000%(Q	)	12,000	1.241%	(70,610)	(4,231)	(66,379)	BARC
Kingdom of Saudi Arabia (D21)	06/20/26	1.000%(Q	)	2,000	0.460%	34,260	(705)	34,965	BARC
People’s Republic of China (D21)	06/20/26	1.000%(Q	)	12,000	0.472%	201,081	(4,231)	205,312	BARC
Republic of Argentina (D21)	06/20/26	1.000%(Q	)	2,000	51.733%	(1,467,428)	(705)	(1,466,723)	BARC
Republic of Chile (D21)	06/20/26	1.000%(Q	)	2,000	0.572%	27,666	(705)	28,371	BARC

See Notes to Financial Statements.

Credit default swap agreements outstanding at April 30, 2023: (continued)

					Implied
					Credit		Upfront
Reference				Notional	Spread at		Premiums	Unrealized
Entity/	Termination	Fixed		Amount	April 30,	Fair	Paid	Appreciation
Obligation	Date	Rate		(000)#(3)	2023(4)	Value	(Received)	(Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Colombia (D21)	06/20/26	1.000%(Q	)	5,000	2.005%	$(139,438)	$(1,763)	$(137,675)	BARC
Republic of Indonesia (D21)	06/20/26	1.000%(Q	)	9,000	0.568%	125,281	(3,173)	128,454	BARC
Republic of Panama (D21)	06/20/26	1.000%(Q	)	2,000	0.808%	13,618	(705)	14,323	BARC
Republic of Peru (D21)	06/20/26	1.000%(Q	)	2,000	0.563%	28,155	(705)	28,860	BARC
Republic of Philippines (D21)	06/20/26	1.000%(Q	)	2,000	0.575%	27,383	(705)	28,088	BARC
Republic of South Africa (D21)	06/20/26	1.000%(Q	)	10,000	1.999%	(276,849)	(3,526)	(273,323)	BARC
Republic of Turkey (D21)	06/20/26	1.000%(Q	)	12,000	5.100%	(1,314,308)	(4,231)	(1,310,077)	BARC
State of Qatar (D21)	06/20/26	1.000%(Q	)	2,000	0.254%	46,677	(705)	47,382	BARC
United Mexican States (D21)	06/20/26	1.000%(Q	)	12,000	0.628%	146,062	(4,231)	150,293	BARC
Emirate of Abu Dhabi (D22)	12/20/26	1.000%(Q	)	300	0.302%	7,501	(123)	7,624	BOA
Federation of Malaysia (D22)	12/20/26	1.000%(Q	)	600	0.519%	10,494	(245)	10,739	BOA
Federative Republic of Brazil (D22)	12/20/26	1.000%(Q	)	1,800	1.512%	(28,779)	(736)	(28,043)	BOA
Kingdom of Saudi Arabia (D22)	12/20/26	1.000%(Q	)	300	0.503%	5,419	(123)	5,542	BOA

See Notes to Financial Statements.

PGIM Total Return Bond Fund    129

Schedule of Investments (unaudited) (continued)

as of April 30, 2023

Credit default swap agreements outstanding at April 30, 2023: (continued)

					Implied
					Credit		Upfront
Reference				Notional	Spread at		Premiums	Unrealized
Entity/	Termination	Fixed		Amount	April 30,	Fair	Paid	Appreciation
Obligation	Date	Rate		(000)#(3)	2023(4)	Value	(Received)	(Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
People’s Republic of China (D22)	12/20/26	1.000%(Q	)	1,800	0.540%	$30,160	$(736)	$30,896	BOA
Republic of Argentina (D22)	12/20/26	1.000%(Q	)	300	51.159%	(224,543)	(123)	(224,420)	BOA
Republic of Chile (D22)	12/20/26	1.000%(Q	)	300	0.681%	3,602	(123)	3,725	BOA
Republic of Colombia (D22)	12/20/26	1.000%(Q	)	750	2.272%	(30,562)	(307)	(30,255)	BOA
Republic of Indonesia (D22)	12/20/26	1.000%(Q	)	1,350	0.669%	16,672	(552)	17,224	BOA
Republic of Panama (D22)	12/20/26	1.000%(Q	)	300	0.919%	1,172	(123)	1,295	BOA
Republic of Peru (D22)	12/20/26	1.000%(Q	)	300	0.677%	3,635	(123)	3,758	BOA
Republic of Philippines (D22)	12/20/26	1.000%(Q	)	300	0.677%	3,623	(123)	3,746	BOA
Republic of South Africa (D22)	12/20/26	1.000%(Q	)	1,650	2.220%	(64,425)	(674)	(63,751)	BOA
Republic of Turkey (D22)	12/20/26	1.000%(Q	)	1,800	5.157%	(226,457)	(736)	(225,721)	BOA
State of Qatar (D22)	12/20/26	1.000%(Q	)	300	0.305%	7,465	(123)	7,588	BOA
United Mexican States (D22)	12/20/26	1.000%(Q	)	1,650	0.766%	15,036	(674)	15,710	BOA
ADT Security Corp. (D27)	06/20/24	0.250%(Q	)	4,000	0.678%	(17,960)	(1,444)	(16,516)	CITI
AES Corp. (The) (D27)	06/20/24	0.250%(Q	)	4,000	0.384%	(4,841)	(1,444)	(3,397)	CITI

See Notes to Financial Statements.

Credit default swap agreements outstanding at April 30, 2023: (continued)

					Implied
					Credit		Upfront
Reference				Notional	Spread at		Premiums	Unrealized
Entity/	Termination	Fixed		Amount	April 30,	Fair	Paid	Appreciation
Obligation	Date	Rate		(000)#(3)	2023(4)	Value	(Received)	(Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Airbus SE (D27)	06/20/24	0.250%(Q	)	4,000	0.352%	$(3,432)	$(1,444)	$(1,988)	CITI
Ally Financial, Inc. (D27)	06/20/24	0.250%(Q	)	4,000	2.272%	(88,024)	(1,444)	(86,580)	CITI
Altice France S.A. (D27)	06/20/24	0.250%(Q	)	4,000	5.191%	(211,370)	(1,444)	(209,926)	CITI
Altria Group, Inc. (D27)	06/20/24	0.250%(Q	)	4,000	0.189%	3,886	(1,444)	5,330	CITI
American Axle & Manufacturing, Inc. (D27)	06/20/24	0.250%(Q	)	4,000	1.688%	(62,663)	(1,444)	(61,219)	CITI
Amkor Technology, Inc. (D27)	06/20/24	0.250%(Q	)	4,000	0.666%	(17,456)	(1,444)	(16,012)	CITI
Anglo American PLC (D27)	06/20/24	0.250%(Q	)	4,000	0.497%	(9,917)	(1,444)	(8,473)	CITI
Anheuser-Busch InBev S.A. (D27)	06/20/24	0.250%(Q	)	4,000	0.314%	(1,686)	(1,444)	(242)	CITI
Apache Corp. (D27)	06/20/24	0.250%(Q	)	4,000	0.495%	(9,818)	(1,444)	(8,374)	CITI
ArcelorMittal S.A. (D27)	06/20/24	0.250%(Q	)	4,000	0.784%	(22,692)	(1,444)	(21,248)	CITI
Arrow Electronics, Inc. (D27)	06/20/24	0.250%(Q	)	4,000	0.386%	(4,912)	(1,444)	(3,468)	CITI
AT&T, Inc. (D27)	06/20/24	0.250%(Q	)	4,000	0.608%	(14,851)	(1,444)	(13,407)	CITI
Avient Corp. (D27)	06/20/24	0.250%(Q	)	4,000	0.473%	(8,803)	(1,444)	(7,359)	CITI
Avis Budget Group, Inc. (D27)	06/20/24	0.250%(Q	)	4,000	1.265%	(44,056)	(1,444)	(42,612)	CITI
Avnet, Inc. (D27)	06/20/24	0.250%(Q	)	4,000	0.436%	(7,192)	(1,444)	(5,748)	CITI
Banco Bilbao Vizcaya Argentaria S.A. (D27)	06/20/24	0.250%(Q	)	4,000	0.975%	(31,266)	(1,444)	(29,822)	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund    131

Schedule of Investments (unaudited) (continued)

as of April 30, 2023

Credit default swap agreements outstanding at April 30, 2023: (continued)

					Implied
					Credit		Upfront
Reference				Notional	Spread at		Premiums	Unrealized
Entity/	Termination	Fixed		Amount	April 30,	Fair	Paid	Appreciation
Obligation	Date	Rate		(000)#(3)	2023(4)	Value	(Received)	(Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Banco Santander S.A. (D27)	06/20/24	0.250%(Q	)	4,000	0.859%	$(26,091)	$(1,444)	$(24,647)	CITI
Barclays Bank PLC (D27)	06/20/24	0.250%(Q	)	4,000	1.458%	(52,657)	(1,444)	(51,213)	CITI
Barclays Bank PLC (D27)	06/20/24	0.250%(Q	)	4,000	1.463%	(52,861)	(1,444)	(51,417)	CITI
Beazer Homes USA, Inc. (D27)	06/20/24	0.250%(Q	)	4,000	0.892%	(27,526)	(1,444)	(26,082)	CITI
BNP Paribas S.A. (D27)	06/20/24	0.250%(Q	)	4,000	0.795%	(23,245)	(1,444)	(21,801)	CITI
Boeing Co. (D27)	06/20/24	0.250%(Q	)	4,000	0.519%	(10,892)	(1,444)	(9,448)	CITI
British Telecommunications PLC (D27)	06/20/24	0.250%(Q	)	4,000	0.300%	(1,058)	(1,444)	386	CITI
Calpine Corp. (D27)	06/20/24	0.250%(Q	)	4,000	2.107%	(80,938)	(1,444)	(79,494)	CITI
Canadian Natural Resources Ltd. (D27)	06/20/24	0.250%(Q	)	4,000	0.257%	860	(1,444)	2,304	CITI
CCO Holdings LLC (D27)	06/20/24	0.250%(Q	)	4,000	1.057%	(34,796)	(1,444)	(33,352)	CITI
Cellnex Telecom S.A. (D27)	06/20/24	0.250%(Q	)	4,000	0.460%	(8,229)	(1,444)	(6,785)	CITI
CMA CGM S.A. (D27)	06/20/24	0.250%(Q	)	4,000	1.520%	(55,212)	(1,444)	(53,768)	CITI
Constellium SE (D27)	06/20/24	0.250%(Q	)	4,000	1.708%	(63,438)	(1,444)	(61,994)	CITI
CSC Holdings LLC (D27)	06/20/24	0.250%(Q	)	4,000	8.064%	(329,661)	(1,444)	(328,217)	CITI
DaVita, Inc. (D27)	06/20/24	0.250%(Q	)	4,000	0.669%	(17,589)	(1,444)	(16,145)	CITI
Dell, Inc. (D27)	06/20/24	0.250%(Q	)	4,000	0.342%	(2,959)	(1,444)	(1,515)	CITI

See Notes to Financial Statements.

Credit default swap agreements outstanding at April 30, 2023: (continued)

					Implied
					Credit		Upfront
Reference				Notional	Spread at		Premiums	Unrealized
Entity/	Termination	Fixed		Amount	April 30,	Fair	Paid	Appreciation
Obligation	Date	Rate		(000)#(3)	2023(4)	Value	(Received)	(Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Delta Air Lines, Inc. (D27)	06/20/24	0.250%(Q	)	4,000	0.845%	$(25,411)	$(1,444)	$(23,967)	CITI
Deutsche Lufthansa AG (D27)	06/20/24	0.250%(Q	)	4,000	1.130%	(38,003)	(1,444)	(36,559)	CITI
Devon Energy Corp. (D27)	06/20/24	0.250%(Q	)	4,000	0.481%	(9,194)	(1,444)	(7,750)	CITI
Dow Chemical Co. (The) (D27)	06/20/24	0.250%(Q	)	4,000	0.227%	2,221	(1,444)	3,665	CITI
Elo S.A. (D27)	06/20/24	0.250%(Q	)	4,000	0.491%	(9,652)	(1,444)	(8,208)	CITI
Enbridge, Inc. (D27)	06/20/24	0.250%(Q	)	4,000	0.433%	(7,031)	(1,444)	(5,587)	CITI
Energy Transfer LP (D27)	06/20/24	0.250%(Q	)	4,000	0.332%	(2,502)	(1,444)	(1,058)	CITI
Expedia Group, Inc. (D27)	06/20/24	0.250%(Q	)	4,000	0.350%	(3,313)	(1,444)	(1,869)	CITI
Ford Motor Co. (D27)	06/20/24	0.250%(Q	)	4,000	1.335%	(47,075)	(1,444)	(45,631)	CITI
Ford Motor Co. (D27)	06/20/24	0.250%(Q	)	4,000	1.414%	(50,544)	(1,444)	(49,100)	CITI
Freeport-McMoRan, Inc. (D27)	06/20/24	0.250%(Q	)	4,000	0.408%	(5,897)	(1,444)	(4,453)	CITI
Gap, Inc. (D27)	06/20/24	0.250%(Q	)	4,000	1.775%	(66,296)	(1,444)	(64,852)	CITI
General Electric Co. (D27)	06/20/24	0.250%(Q	)	4,000	0.362%	(3,855)	(1,444)	(2,411)	CITI
General Motors Co. (D27)	06/20/24	0.250%(Q	)	4,000	0.850%	(25,627)	(1,444)	(24,183)	CITI
Glencore International AG (D27)	06/20/24	0.250%(Q	)	4,000	0.768%	(21,954)	(1,444)	(20,510)	CITI
Goldman Sachs Group, Inc. (The) (D27)	06/20/24	0.250%(Q	)	4,000	0.668%	(17,555)	(1,444)	(16,111)	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund    133

Schedule of Investments (unaudited) (continued)

as of April 30, 2023

Credit default swap agreements outstanding at April 30, 2023: (continued)

					Implied
					Credit		Upfront
Reference				Notional	Spread at		Premiums	Unrealized
Entity/	Termination	Fixed		Amount	April 30,	Fair	Paid	Appreciation
Obligation	Date	Rate		(000)#(3)	2023(4)	Value	(Received)	(Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Goodyear Tire & Rubber Co. (The) (D27)	06/20/24	0.250%(Q	)	4,000	1.182%	$(40,352)	$(1,444)	$(38,908)	CITI
Halliburton Co. (D27)	06/20/24	0.250%(Q	)	4,000	0.267%	405	(1,444)	1,849	CITI
Hapag-Lloyd AG (D27)	06/20/24	0.250%(Q	)	4,000	1.363%	(48,356)	(1,444)	(46,912)	CITI
HCA, Inc. (D27)	06/20/24	0.250%(Q	)	4,000	0.301%	(1,134)	(1,444)	310	CITI
Hess Corp. (D27)	06/20/24	0.250%(Q	)	4,000	0.432%	(6,972)	(1,444)	(5,528)	CITI
Hochtief AG (D27)	06/20/24	0.250%(Q	)	4,000	0.429%	(6,867)	(1,444)	(5,423)	CITI
Host Hotels & Resorts LP (D27)	06/20/24	0.250%(Q	)	4,000	0.448%	(7,717)	(1,444)	(6,273)	CITI
HP, Inc. (D27)	06/20/24	0.250%(Q	)	4,000	0.331%	(2,454)	(1,444)	(1,010)	CITI
ING Groep NV (D27)	06/20/24	0.250%(Q	)	4,000	0.723%	(20,036)	(1,444)	(18,592)	CITI
International Game Technology PLC (D27)	06/20/24	0.250%(Q	)	4,000	0.589%	(14,034)	(1,444)	(12,590)	CITI
iStar, Inc. (D27)	06/20/24	0.250%(Q	)	4,000	0.335%	(2,637)	(1,444)	(1,193)	CITI
KB Home (D27)	06/20/24	0.250%(Q	)	4,000	0.614%	(15,143)	(1,444)	(13,699)	CITI
Kohl’s Corp. (D27)	06/20/24	0.250%(Q	)	4,000	2.091%	(80,294)	(1,444)	(78,850)	CITI
Kraft Heinz Foods Co. (D27)	06/20/24	0.250%(Q	)	4,000	0.214%	2,788	(1,444)	4,232	CITI
Ladbrokes Coral Group Ltd. (D27)	06/20/24	0.250%(Q	)	4,000	1.034%	(33,807)	(1,444)	(32,363)	CITI
Lennar Corp. (D27)	06/20/24	0.250%(Q	)	4,000	0.346%	(3,122)	(1,444)	(1,678)	CITI
Leonardo SpA (D27)	06/20/24	0.250%(Q	)	4,000	0.411%	(6,036)	(1,444)	(4,592)	CITI

See Notes to Financial Statements.

Credit default swap agreements outstanding at April 30, 2023: (continued)

					Implied
					Credit		Upfront
Reference				Notional	Spread at		Premiums	Unrealized
Entity/	Termination	Fixed		Amount	April 30,	Fair	Paid	Appreciation
Obligation	Date	Rate		(000)#(3)	2023(4)	Value	(Received)	(Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Lloyds Banking Group PLC (D27)	06/20/24	0.250%(Q	)	4,000	0.778%	$(22,481)	$(1,444)	$(21,037)	CITI
Louis Dreyfus Co. BV (D27)	06/20/24	0.250%(Q	)	4,000	0.645%	(16,483)	(1,444)	(15,039)	CITI
Lumen Technologies, Inc. (D27)	06/20/24	0.250%(Q	)	4,000	7.084%	(292,120)	(1,444)	(290,676)	CITI
Macy’s, Inc. (D27)	06/20/24	0.250%(Q	)	4,000	0.979%	(31,362)	(1,444)	(29,918)	CITI
Marriott International, Inc. (D27)	06/20/24	0.250%(Q	)	4,000	0.263%	568	(1,444)	2,012	CITI
Matterhorn Telecom Holding S.A. (D27)	06/20/24	0.250%(Q	)	4,000	0.862%	(26,189)	(1,444)	(24,745)	CITI
MDC Holdings, Inc. (D27)	06/20/24	0.250%(Q	)	4,000	0.565%	(12,937)	(1,444)	(11,493)	CITI
MGIC Investment Corp. (D27)	06/20/24	0.250%(Q	)	4,000	0.397%	(5,405)	(1,444)	(3,961)	CITI
MGM Resorts International (D27)	06/20/24	0.250%(Q	)	4,000	0.547%	(12,118)	(1,444)	(10,674)	CITI
Nabors Industries, Inc. (D27)	06/20/24	0.250%(Q	)	4,000	2.814%	(111,822)	(1,444)	(110,378)	CITI
NatWest Group PLC (D27)	06/20/24	0.250%(Q	)	4,000	0.877%	(26,868)	(1,444)	(25,424)	CITI
Navient Corp. (D27)	06/20/24	0.250%(Q	)	4,000	1.976%	(75,327)	(1,444)	(73,883)	CITI
Netflix, Inc. (D27)	06/20/24	0.250%(Q	)	4,000	0.231%	2,014	(1,444)	3,458	CITI
Newell Brands, Inc. (D27)	06/20/24	0.250%(Q	)	4,000	0.798%	(23,325)	(1,444)	(21,881)	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund    135

Schedule of Investments (unaudited) (continued)

as of April 30, 2023

Credit default swap agreements outstanding at April 30, 2023: (continued)

					Implied
					Credit		Upfront
Reference				Notional	Spread at		Premiums	Unrealized
Entity/	Termination	Fixed		Amount	April 30,	Fair	Paid	Appreciation
Obligation	Date	Rate		(000)#(3)	2023(4)	Value	(Received)	(Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Nordstrom, Inc. (D27)	06/20/24	0.250%(Q	)	4,000	1.935%	$(73,265)	$(1,444)	$(71,821)	CITI
NOVA Chemicals Corp. (D27)	06/20/24	0.250%(Q	)	4,000	1.308%	(45,935)	(1,444)	(44,491)	CITI
NRG Energy, Inc. (D27)	06/20/24	0.250%(Q	)	4,000	1.256%	(43,588)	(1,444)	(42,144)	CITI
Occidental Petroleum Corp. (D27)	06/20/24	0.250%(Q	)	4,000	0.403%	(5,699)	(1,444)	(4,255)	CITI
Olin Corp. (D27)	06/20/24	0.250%(Q	)	4,000	0.518%	(10,828)	(1,444)	(9,384)	CITI
OneMain Finance Corp. (D27)	06/20/24	0.250%(Q	)	4,000	2.383%	(93,081)	(1,444)	(91,637)	CITI
Ovintiv, Inc. (D27)	06/20/24	0.250%(Q	)	4,000	0.552%	(12,356)	(1,444)	(10,912)	CITI
PulteGroup, Inc. (D27)	06/20/24	0.250%(Q	)	4,000	0.327%	(2,280)	(1,444)	(836)	CITI
Radian Group, Inc. (D27)	06/20/24	0.250%(Q	)	4,000	0.838%	(25,158)	(1,444)	(23,714)	CITI
Renault S.A. (D27)	06/20/24	0.250%(Q	)	4,000	0.869%	(26,445)	(1,444)	(25,001)	CITI
Rexel S.A. (D27)	06/20/24	0.250%(Q	)	4,000	0.748%	(21,085)	(1,444)	(19,641)	CITI
Reynolds American, Inc. (D27)	06/20/24	0.250%(Q	)	4,000	0.329%	(2,381)	(1,444)	(937)	CITI
Ryder System, Inc. (D27)	06/20/24	0.250%(Q	)	4,000	0.236%	1,773	(1,444)	3,217	CITI
Safeway, Inc. (D27)	06/20/24	0.250%(Q	)	4,000	0.440%	(7,356)	(1,444)	(5,912)	CITI
Sealed Air Corp. (D27)	06/20/24	0.250%(Q	)	4,000	0.394%	(5,276)	(1,444)	(3,832)	CITI
Sirius XM Radio, Inc. (D27)	06/20/24	0.250%(Q	)	4,000	0.851%	(25,651)	(1,444)	(24,207)	CITI
Societe Generale S.A. (D27)	06/20/24	0.250%(Q	)	4,000	1.161%	(39,506)	(1,444)	(38,062)	CITI

See Notes to Financial Statements.

Credit default swap agreements outstanding at April 30, 2023: (continued)

					Implied
					Credit		Upfront
Reference				Notional	Spread at		Premiums	Unrealized
Entity/	Termination	Fixed		Amount	April 30,	Fair	Paid	Appreciation
Obligation	Date	Rate		(000)#(3)	2023(4)	Value	(Received)	(Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Southwest Airlines Co. (D27)	06/20/24	0.250%(Q	)	4,000	0.479%	$(9,098)	$(1,444)	$(7,654)	CITI
Standard Chartered PLC (D27)	06/20/24	0.250%(Q	)	4,000	0.835%	(25,008)	(1,444)	(23,564)	CITI
Stellantis NV (D27)	06/20/24	0.250%(Q	)	4,000	0.499%	(9,974)	(1,444)	(8,530)	CITI
Stena AB (D27)	06/20/24	0.250%(Q	)	4,000	2.056%	(78,758)	(1,444)	(77,314)	CITI
TechnipFMC PLC (D27)	06/20/24	0.250%(Q	)	4,000	0.933%	(29,342)	(1,444)	(27,898)	CITI
Teck Resources Ltd. (D27)	06/20/24	0.250%(Q	)	4,000	0.421%	(6,495)	(1,444)	(5,051)	CITI
Tenet Healthcare Corp. (D27)	06/20/24	0.250%(Q	)	4,000	0.617%	(15,282)	(1,444)	(13,838)	CITI
Tesco PLC (D27)	06/20/24	0.250%(Q	)	4,000	0.255%	926	(1,444)	2,370	CITI
Tesla, Inc. (D27)	06/20/24	0.250%(Q	)	4,000	0.766%	(21,872)	(1,444)	(20,428)	CITI
Teva Pharmaceutical Industries Ltd. (D27)	06/20/24	0.250%(Q	)	4,000	0.959%	(30,476)	(1,444)	(29,032)	CITI
T-Mobile USA, Inc. (D27)	06/20/24	0.250%(Q	)	4,000	0.551%	(12,324)	(1,444)	(10,880)	CITI
Toll Brothers, Inc. (D27)	06/20/24	0.250%(Q	)	4,000	0.508%	(10,386)	(1,444)	(8,942)	CITI
TransDigm, Inc. (D27)	06/20/24	0.250%(Q	)	4,000	0.680%	(18,067)	(1,444)	(16,623)	CITI
UniCredit SpA (D27)	06/20/24	0.250%(Q	)	4,000	1.723%	(64,339)	(1,444)	(62,895)	CITI
United Airlines Holdings, Inc. (D27)	06/20/24	0.250%(Q	)	4,000	1.832%	(68,696)	(1,444)	(67,252)	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund    137

Schedule of Investments (unaudited) (continued)

as of April 30, 2023

Credit default swap agreements outstanding at April 30, 2023: (continued)

					Implied
					Credit		Upfront
Reference				Notional	Spread at		Premiums	Unrealized
Entity/	Termination	Fixed		Amount	April 30,	Fair	Paid	Appreciation
Obligation	Date	Rate		(000)#(3)	2023(4)	Value	(Received)	(Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
United Rentals North America, Inc. (D27)	06/20/24	0.250%(Q	)	4,000	0.408%	$(5,897)	$(1,444)	$(4,453)	CITI
United States Steel Corp. (D27)	06/20/24	0.250%(Q	)	4,000	1.076%	(35,677)	(1,444)	(34,233)	CITI
Univision Communications, Inc. (D27)	06/20/24	0.250%(Q	)	4,000	1.989%	(75,697)	(1,444)	(74,253)	CITI
UPC Holding BV (D27)	06/20/24	0.250%(Q	)	4,000	1.302%	(45,689)	(1,444)	(44,245)	CITI
Valero Energy Corp. (D27)	06/20/24	0.250%(Q	)	4,000	0.235%	1,818	(1,444)	3,262	CITI
Verizon Communications, Inc. (D27)	06/20/24	0.250%(Q	)	4,000	0.620%	(15,412)	(1,444)	(13,968)	CITI
Virgin Media Finance PLC (D27)	06/20/24	0.250%(Q	)	4,000	1.567%	(57,357)	(1,444)	(55,913)	CITI
Vistra Energy Corp. (D27)	06/20/24	0.250%(Q	)	4,000	1.915%	(72,530)	(1,444)	(71,086)	CITI
Xerox Corp. (D27)	06/20/24	0.250%(Q	)	4,000	1.536%	(56,031)	(1,444)	(54,587)	CITI
Yum! Brands, Inc. (D27)	06/20/24	0.250%(Q	)	4,000	0.265%	510	(1,444)	1,954	CITI
Ziggo Bond Co. BV (D27)	06/20/24	0.250%(Q	)	4,000	1.306%	(45,858)	(1,444)	(44,414)	CITI
Zurich Versicherungs-Gesellschaft AG (D27)	06/20/24	0.250%(Q	)	4,000	0.654%	(16,912)	(1,444)	(15,468)	CITI
Adecco Group AG (D28)	12/20/24	0.250%(Q	)	5,000	0.470%	(16,024)	(1,966)	(14,058)	CITI
AES Corp. (The) (D28)	12/20/24	0.250%(Q	)	5,000	0.540%	(21,615)	(1,966)	(19,649)	CITI
Ally Financial, Inc. (D28)	12/20/24	0.250%(Q	)	5,000	2.567%	(178,314)	(1,966)	(176,348)	CITI
Alstom S.A. (D28)	12/20/24	0.250%(Q	)	5,000	0.729%	(36,607)	(1,966)	(34,641)	CITI

See Notes to Financial Statements.

Credit default swap agreements outstanding at April 30, 2023: (continued)

					Implied
					Credit		Upfront
Reference				Notional	Spread at		Premiums	Unrealized
Entity/	Termination	Fixed		Amount	April 30,	Fair	Paid	Appreciation
Obligation	Date	Rate		(000)#(3)	2023(4)	Value	(Received)	(Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
American Axle & Manufacturing, Inc. (D28)	12/20/24	0.250%(Q	)	5,000	2.436%	$(169,245)	$(1,966)	$(167,279)	CITI
Amkor Technology, Inc. (D28)	12/20/24	0.250%(Q	)	5,000	0.866%	(47,364)	(1,966)	(45,398)	CITI
Anglo American PLC (D28)	12/20/24	0.250%(Q	)	5,000	0.655%	(30,716)	(1,966)	(28,750)	CITI
Anheuser-Busch InBev S.A. (D28)	12/20/24	0.250%(Q	)	5,000	0.349%	(6,457)	(1,966)	(4,491)	CITI
Apache Corp. (D28)	12/20/24	0.250%(Q	)	5,000	0.682%	(32,845)	(1,966)	(30,879)	CITI
ArcelorMittal S.A. (D28)	12/20/24	0.250%(Q	)	5,000	1.043%	(61,296)	(1,966)	(59,330)	CITI
Arrow Electronics, Inc. (D28)	12/20/24	0.250%(Q	)	5,000	0.508%	(19,104)	(1,966)	(17,138)	CITI
Ashland LLC (D28)	12/20/24	0.250%(Q	)	5,000	0.403%	(10,735)	(1,966)	(8,769)	CITI
AT&T, Inc. (D28)	12/20/24	0.250%(Q	)	5,000	0.673%	(32,089)	(1,966)	(30,123)	CITI
Avient Corp. (D28)	12/20/24	0.250%(Q	)	5,000	0.717%	(35,635)	(1,966)	(33,669)	CITI
Avnet, Inc. (D28)	12/20/24	0.250%(Q	)	5,000	0.565%	(23,565)	(1,966)	(21,599)	CITI
Bayer AG (D28)	12/20/24	0.250%(Q	)	5,000	0.331%	(4,965)	(1,966)	(2,999)	CITI
Best Buy Co., Inc. (D28)	12/20/24	0.250%(Q	)	5,000	0.503%	(18,664)	(1,966)	(16,698)	CITI
Block Financial LLC (D28)	12/20/24	0.250%(Q	)	5,000	0.428%	(12,691)	(1,966)	(10,725)	CITI
Boeing Co. (D28)	12/20/24	0.250%(Q	)	5,000	0.625%	(28,373)	(1,966)	(26,407)	CITI
Boyd Gaming Corp. (D28)	12/20/24	0.250%(Q	)	5,000	0.510%	(19,245)	(1,966)	(17,279)	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund    139

Schedule of Investments (unaudited) (continued)

as of April 30, 2023

Credit default swap agreements outstanding at April 30, 2023: (continued)

					Implied
					Credit		Upfront
Reference				Notional	Spread at		Premiums	Unrealized
Entity/	Termination	Fixed		Amount	April 30,	Fair	Paid	Appreciation
Obligation	Date	Rate		(000)#(3)	2023(4)	Value	(Received)	(Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
British Telecommunications PLC (D28)	12/20/24	0.250%(Q	)	5,000	0.396%	$(10,159)	$(1,966)	$(8,193)	CITI
CCO Holdings LLC (D28)	12/20/24	0.250%(Q	)	5,000	1.408%	(89,787)	(1,966)	(87,821)	CITI
Centrica PLC (D28)	12/20/24	0.250%(Q	)	5,000	0.362%	(7,489)	(1,966)	(5,523)	CITI
Cleveland-Cliffs, Inc. (D28)	12/20/24	0.250%(Q	)	5,000	1.376%	(87,402)	(1,966)	(85,436)	CITI
CMA CGM S.A. (D28)	12/20/24	0.250%(Q	)	5,000	1.714%	(113,299)	(1,966)	(111,333)	CITI
CNH Industrial NV (D28)	12/20/24	0.250%(Q	)	5,000	0.587%	(25,302)	(1,966)	(23,336)	CITI
Darden Restaurants, Inc. (D28)	12/20/24	0.250%(Q	)	5,000	0.279%	(846)	(1,966)	1,120	CITI
Dell, Inc. (D28)	12/20/24	0.250%(Q	)	5,000	0.504%	(18,732)	(1,966)	(16,766)	CITI
Devon Energy Corp. (D28)	12/20/24	0.250%(Q	)	5,000	0.590%	(25,592)	(1,966)	(23,626)	CITI
Dow Chemical Co. (The) (D28)	12/20/24	0.250%(Q	)	5,000	0.337%	(5,501)	(1,966)	(3,535)	CITI
DXC Technology Co. (D28)	12/20/24	0.250%(Q	)	5,000	0.694%	(33,827)	(1,966)	(31,861)	CITI
Expedia Group, Inc. (D28)	12/20/24	0.250%(Q	)	5,000	0.486%	(17,297)	(1,966)	(15,331)	CITI
Ford Motor Co. (D28)	12/20/24	0.250%(Q	)	5,000	1.644%	(107,985)	(1,966)	(106,019)	CITI
Freeport-McMoRan, Inc. (D28)	12/20/24	0.250%(Q	)	5,000	0.552%	(22,550)	(1,966)	(20,584)	CITI
General Electric Co. (D28)	12/20/24	0.250%(Q	)	5,000	0.435%	(13,247)	(1,966)	(11,281)	CITI
General Motors Co. (D28)	12/20/24	0.250%(Q	)	5,000	1.024%	(59,782)	(1,966)	(57,816)	CITI

See Notes to Financial Statements.

Credit default swap agreements outstanding at April 30, 2023: (continued)

					Implied
					Credit		Upfront
Reference				Notional	Spread at		Premiums	Unrealized
Entity/	Termination	Fixed		Amount	April 30,	Fair	Paid	Appreciation
Obligation	Date	Rate		(000)#(3)	2023(4)	Value	(Received)	(Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
GKN Holdings Ltd. (D28)	12/20/24	0.250%(Q	)	5,000	0.560%	$(23,206)	$(1,966)	$(21,240)	CITI
Goodyear Tire & Rubber Co. (The) (D28)	12/20/24	0.250%(Q	)	5,000	1.729%	(114,857)	(1,966)	(112,891)	CITI
Halliburton Co. (D28)	12/20/24	0.250%(Q	)	5,000	0.344%	(6,033)	(1,966)	(4,067)	CITI
Hapag-Lloyd AG (D28)	12/20/24	0.250%(Q	)	5,000	1.521%	(98,465)	(1,966)	(96,499)	CITI
HCA, Inc. (D28)	12/20/24	0.250%(Q	)	5,000	0.427%	(12,643)	(1,966)	(10,677)	CITI
Holcim AG (D28)	12/20/24	0.250%(Q	)	5,000	0.440%	(13,666)	(1,966)	(11,700)	CITI
Howmet Aerospace, Inc. (D28)	12/20/24	0.250%(Q	)	5,000	0.375%	(8,503)	(1,966)	(6,537)	CITI
HP, Inc. (D28)	12/20/24	0.250%(Q	)	5,000	0.465%	(15,643)	(1,966)	(13,677)	CITI
Iron Mountain, Inc. (D28)	12/20/24	0.250%(Q	)	5,000	0.571%	(24,068)	(1,966)	(22,102)	CITI
ITV PLC (D28)	12/20/24	0.250%(Q	)	5,000	0.579%	(24,690)	(1,966)	(22,724)	CITI
J Sainsbury PLC (D28)	12/20/24	0.250%(Q	)	5,000	0.326%	(4,593)	(1,966)	(2,627)	CITI
KB Home (D28)	12/20/24	0.250%(Q	)	5,000	0.895%	(49,715)	(1,966)	(47,749)	CITI
Koninklijke KPN NV (D28)	12/20/24	0.250%(Q	)	5,000	0.234%	2,734	(1,966)	4,700	CITI
Koninklijke Philips NV (D28)	12/20/24	0.250%(Q	)	5,000	0.292%	(1,864)	(1,966)	102	CITI
Kraft Heinz Foods Co. (D28)	12/20/24	0.250%(Q	)	5,000	0.291%	(1,790)	(1,966)	176	CITI
Lamb Weston Holdings, Inc. (D28)	12/20/24	0.250%(Q	)	5,000	0.349%	(6,429)	(1,966)	(4,463)	CITI
Lanxess AG (D28)	12/20/24	0.250%(Q	)	5,000	0.734%	(36,945)	(1,966)	(34,979)	CITI
Lennar Corp. (D28)	12/20/24	0.250%(Q	)	5,000	0.450%	(14,434)	(1,966)	(12,468)	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund    141

Schedule of Investments (unaudited) (continued)

as of April 30, 2023

Credit default swap agreements outstanding at April 30, 2023: (continued)

				Implied
				Credit		Upfront
Reference			Notional	Spread at		Premiums	Unrealized
Entity/	Termination	Fixed	Amount	April 30,	Fair	Paid	Appreciation
Obligation	Date	Rate	(000)#(3)	2023(4)	Value	(Received)	(Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Macy’s, Inc. (D28)	12/20/24	0.250%(Q)	5,000	1.655%	$(109,223)	$(1,966)	$(107,257)	CITI
Marks & Spencer PLC (D28)	12/20/24	0.250%(Q)	5,000	1.074%	(63,737)	(1,966)	(61,771)	CITI
Marriott International, Inc. (D28)	12/20/24	0.250%(Q)	5,000	0.317%	(3,913)	(1,966)	(1,947)	CITI
Matterhorn Telecom Holding S.A. (D28)	12/20/24	0.250%(Q)	5,000	1.303%	(81,724)	(1,966)	(79,758)	CITI
MDC Holdings, Inc. (D28)	12/20/24	0.250%(Q)	5,000	0.700%	(34,311)	(1,966)	(32,345)	CITI
Meritor, Inc. (D28)	12/20/24	0.250%(Q)	5,000	0.096%	13,773	(1,966)	15,739	CITI
Motorola Solutions, Inc. (D28)	12/20/24	0.250%(Q)	5,000	0.210%	4,647	(1,966)	6,613	CITI
Netflix, Inc. (D28)	12/20/24	0.250%(Q)	5,000	0.307%	(3,117)	(1,966)	(1,151)	CITI
New Albertsons, Inc. (D28)	12/20/24	0.250%(Q)	5,000	0.607%	(26,973)	(1,966)	(25,007)	CITI
Next PLC (D28)	12/20/24	0.250%(Q)	5,000	0.547%	(22,176)	(1,966)	(20,210)	CITI
Nokia OYJ (D28)	12/20/24	0.250%(Q)	5,000	0.593%	(25,851)	(1,966)	(23,885)	CITI
Nordstrom, Inc. (D28)	12/20/24	0.250%(Q)	5,000	2.538%	(176,451)	(1,966)	(174,485)	CITI
NRG Energy, Inc. (D28)	12/20/24	0.250%(Q)	5,000	1.614%	(105,737)	(1,966)	(103,771)	CITI
Olin Corp. (D28)	12/20/24	0.250%(Q)	5,000	0.733%	(36,927)	(1,966)	(34,961)	CITI
Oracle Corp. (D28)	12/20/24	0.250%(Q)	5,000	0.320%	(4,123)	(1,966)	(2,157)	CITI
Paramount Global (D28)	12/20/24	0.250%(Q)	5,000	0.765%	(39,419)	(1,966)	(37,453)	CITI
Pearson PLC (D28)	12/20/24	0.250%(Q)	5,000	0.315%	(3,728)	(1,966)	(1,762)	CITI

See Notes to Financial Statements.

Credit default swap agreements outstanding at April 30, 2023: (continued)

				Implied
				Credit		Upfront
Reference			Notional	Spread at		Premiums	Unrealized
Entity/	Termination	Fixed	Amount	April 30,	Fair	Paid	Appreciation
Obligation	Date	Rate	(000)#(3)	2023(4)	Value	(Received)	(Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Petroleo Brasileiro S.A. (D28)	12/20/24	0.250%(Q)	5,000	0.894%	$ (49,729)	$(1,966)	$ (47,763)	CITI
Premier Foods Finance PLC (D28)	12/20/24	0.250%(Q)	5,000	1.293%	(80,717)	(1,966)	(78,751)	CITI
Publicis Groupe S.A. (D28)	12/20/24	0.250%(Q)	5,000	0.293%	(1,999)	(1,966)	(33)	CITI
RELX PLC (D28)	12/20/24	0.250%(Q)	5,000	0.170%	7,809	(1,966)	9,775	CITI
Rexel S.A. (D28)	12/20/24	0.250%(Q)	5,000	0.919%	(51,528)	(1,966)	(49,562)	CITI
SES S.A. (D28)	12/20/24	0.250%(Q)	5,000	0.717%	(35,601)	(1,966)	(33,635)	CITI
Sherwin-Williams Co. (The) (D28)	12/20/24	0.250%(Q)	5,000	0.367%	(7,850)	(1,966)	(5,884)	CITI
Sirius XM Radio, Inc. (D28)	12/20/24	0.250%(Q)	5,000	1.138%	(68,745)	(1,966)	(66,779)	CITI
Stora Enso OYJ (D28)	12/20/24	0.250%(Q)	5,000	0.528%	(20,691)	(1,966)	(18,725)	CITI
Teck Resources Ltd. (D28)	12/20/24	0.250%(Q)	5,000	0.599%	(26,295)	(1,966)	(24,329)	CITI
Telecom Italia SpA (D28)	12/20/24	0.250%(Q)	5,000	1.869%	(125,478)	(1,966)	(123,512)	CITI
Telefonaktiebolaget LM Ericsson (D28)	12/20/24	0.250%(Q)	5,000	0.743%	(37,667)	(1,966)	(35,701)	CITI
Telefonica S.A. (D28)	12/20/24	0.250%(Q)	5,000	0.410%	(11,315)	(1,966)	(9,349)	CITI
Tenet Healthcare Corp. (D28)	12/20/24	0.250%(Q)	5,000	1.036%	(60,821)	(1,966)	(58,855)	CITI
Tesco PLC (D28)	12/20/24	0.250%(Q)	5,000	0.347%	(6,310)	(1,966)	(4,344)	CITI
Tesla, Inc. (D28)	12/20/24	0.250%(Q)	5,000	0.981%	(56,390)	(1,966)	(54,424)	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund    143

Schedule of Investments (unaudited) (continued)

as of April 30, 2023

Credit default swap agreements outstanding at April 30, 2023: (continued)

				Implied
				Credit		Upfront
Reference			Notional	Spread at		Premiums	Unrealized
Entity/	Termination	Fixed	Amount	April 30,	Fair	Paid	Appreciation
Obligation	Date	Rate	(000)#(3)	2023(4)	Value	(Received)	(Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Teva Pharmaceutical Industries Ltd. (D28)	12/20/24	0.250%(Q)	5,000	1.115%	$ (66,870)	$(1,966)	$ (64,904)	CITI
T-Mobile USA, Inc. (D28)	12/20/24	0.250%(Q)	5,000	0.649%	(30,241)	(1,966)	(28,275)	CITI
Unisys Corp. (D28)	12/20/24	0.250%(Q)	5,000	11.277%	(760,873)	(1,966)	(758,907)	CITI
United Rentals North America, Inc. (D28)	12/20/24	0.250%(Q)	5,000	0.606%	(26,866)	(1,966)	(24,900)	CITI
Universal Health Services, Inc. (D28)	12/20/24	0.250%(Q)	5,000	0.469%	(15,982)	(1,966)	(14,016)	CITI
Univision Communications, Inc. (D28)	12/20/24	0.250%(Q)	5,000	2.412%	(166,794)	(1,966)	(164,828)	CITI
UPC Holding BV (D28)	12/20/24	0.250%(Q)	5,000	1.671%	(110,240)	(1,966)	(108,274)	CITI
Verizon Communications, Inc. (D28)	12/20/24	0.250%(Q)	5,000	0.694%	(33,744)	(1,966)	(31,778)	CITI
Virgin Media Finance PLC (D28)	12/20/24	0.250%(Q)	5,000	2.048%	(139,373)	(1,966)	(137,407)	CITI
Whirlpool Corp. (D28)	12/20/24	0.250%(Q)	5,000	0.509%	(19,125)	(1,966)	(17,159)	CITI
WPP Ltd. (D28)	12/20/24	0.250%(Q)	5,000	0.395%	(10,066)	(1,966)	(8,100)	CITI
Xerox Corp. (D28)	12/20/24	0.250%(Q)	5,000	1.955%	(132,232)	(1,966)	(130,266)	CITI
Yum! Brands, Inc. (D28)	12/20/24	0.250%(Q)	5,000	0.362%	(7,454)	(1,966)	(5,488)	CITI
Advanced Micro Devices, Inc. (D29)	06/20/24	0.250%(Q)	4,000	0.203%	3,262	(1,444)	4,706	CITI

See Notes to Financial Statements.

Credit default swap agreements outstanding at April 30, 2023: (continued)

				Implied
				Credit		Upfront
Reference			Notional	Spread at		Premiums	Unrealized
Entity/	Termination	Fixed	Amount	April 30,	Fair	Paid	Appreciation
Obligation	Date	Rate	(000)#(3)	2023(4)	Value	(Received)	(Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
AES Corp. (The) (D29)	06/20/24	0.250%(Q)	4,000	0.384%	$ (4,841)	$(1,444)	$ (3,397)	CITI
Airbus SE (D29)	06/20/24	0.250%(Q)	4,000	0.352%	(3,432)	(1,444)	(1,988)	CITI
Ally Financial, Inc. (D29)	06/20/24	0.250%(Q)	4,000	2.272%	(88,024)	(1,444)	(86,580)	CITI
Altria Group, Inc. (D29)	06/20/24	0.250%(Q)	4,000	0.189%	3,886	(1,444)	5,330	CITI
American Axle & Manufacturing, Inc. (D29)	06/20/24	0.250%(Q)	4,000	1.688%	(62,663)	(1,444)	(61,219)	CITI
Anglo American PLC (D29)	06/20/24	0.250%(Q)	4,000	0.497%	(9,917)	(1,444)	(8,473)	CITI
Anheuser-Busch InBev S.A. (D29)	06/20/24	0.250%(Q)	4,000	0.314%	(1,686)	(1,444)	(242)	CITI
Apache Corp. (D29)	06/20/24	0.250%(Q)	4,000	0.495%	(9,818)	(1,444)	(8,374)	CITI
Aramark Services, Inc. (D29)	06/20/24	0.250%(Q)	4,000	0.605%	(14,718)	(1,444)	(13,274)	CITI
ArcelorMittal S.A. (D29)	06/20/24	0.250%(Q)	4,000	0.784%	(22,692)	(1,444)	(21,248)	CITI
Arrow Electronics, Inc. (D29)	06/20/24	0.250%(Q)	4,000	0.386%	(4,912)	(1,444)	(3,468)	CITI
AT&T, Inc. (D29)	06/20/24	0.250%(Q)	4,000	0.608%	(14,851)	(1,444)	(13,407)	CITI
AutoZone, Inc. (D29)	06/20/24	0.250%(Q)	4,000	0.162%	5,131	(1,444)	6,575	CITI
Avnet, Inc. (D29)	06/20/24	0.250%(Q)	4,000	0.436%	(7,192)	(1,444)	(5,748)	CITI
Banco Bilbao Vizcaya Argentaria S.A. (D29)	06/20/24	0.250%(Q)	4,000	0.975%	(31,266)	(1,444)	(29,822)	CITI
Barclays Bank PLC (D29)	06/20/24	0.250%(Q)	4,000	1.458%	(52,657)	(1,444)	(51,213)	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund    145

Schedule of Investments (unaudited) (continued)

as of April 30, 2023

Credit default swap agreements outstanding at April 30, 2023: (continued)

				Implied
				Credit		Upfront
Reference			Notional	Spread at		Premiums	Unrealized
Entity/	Termination	Fixed	Amount	April 30,	Fair	Paid	Appreciation
Obligation	Date	Rate	(000)#(3)	2023(4)	Value	(Received)	(Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Barclays Bank PLC (D29)	06/20/24	0.250%(Q)	4,000	1.463%	$ (52,861)	$(1,444)	$ (51,417)	CITI
Beazer Homes USA, Inc. (D29)	06/20/24	0.250%(Q)	4,000	0.892%	(27,526)	(1,444)	(26,082)	CITI
BNP Paribas S.A. (D29)	06/20/24	0.250%(Q)	4,000	0.795%	(23,245)	(1,444)	(21,801)	CITI
Boeing Co. (D29)	06/20/24	0.250%(Q)	4,000	0.519%	(10,892)	(1,444)	(9,448)	CITI
British Telecommunications PLC (D29)	06/20/24	0.250%(Q)	4,000	0.300%	(1,058)	(1,444)	386	CITI
Calpine Corp. (D29)	06/20/24	0.250%(Q)	4,000	2.107%	(80,938)	(1,444)	(79,494)	CITI
Campbell Soup Co. (D29)	06/20/24	0.250%(Q)	4,000	0.156%	5,398	(1,444)	6,842	CITI
Canadian Natural Resources Ltd. (D29)	06/20/24	0.250%(Q)	4,000	0.257%	860	(1,444)	2,304	CITI
CMA CGM S.A. (D29)	06/20/24	0.250%(Q)	4,000	1.520%	(55,212)	(1,444)	(53,768)	CITI
Conagra Brands, Inc. (D29)	06/20/24	0.250%(Q)	4,000	0.203%	3,276	(1,444)	4,720	CITI
ConocoPhillips (D29)	06/20/24	0.250%(Q)	4,000	0.166%	4,925	(1,444)	6,369	CITI
Constellium SE (D29)	06/20/24	0.250%(Q)	4,000	1.708%	(63,438)	(1,444)	(61,994)	CITI
CSC Holdings LLC (D29)	06/20/24	0.250%(Q)	4,000	8.064%	(329,661)	(1,444)	(328,217)	CITI
Darden Restaurants, Inc. (D29)	06/20/24	0.250%(Q)	4,000	0.221%	2,470	(1,444)	3,914	CITI
Dell, Inc. (D29)	06/20/24	0.250%(Q)	4,000	0.342%	(2,959)	(1,444)	(1,515)	CITI
Delta Air Lines, Inc. (D29)	06/20/24	0.250%(Q)	4,000	0.845%	(25,411)	(1,444)	(23,967)	CITI

See Notes to Financial Statements.

Credit default swap agreements outstanding at April 30, 2023: (continued)

				Implied
				Credit		Upfront
Reference			Notional	Spread at		Premiums	Unrealized
Entity/	Termination	Fixed	Amount	April 30,	Fair	Paid	Appreciation
Obligation	Date	Rate	(000)#(3)	2023(4)	Value	(Received)	(Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Deutsche Lufthansa AG (D29)	06/20/24	0.250%(Q)	4,000	1.130%	$(38,003)	$(1,444)	$(36,559)	CITI
Devon Energy Corp. (D29)	06/20/24	0.250%(Q)	4,000	0.481%	(9,194)	(1,444)	(7,750)	CITI
Dow Chemical Co. (The) (D29)	06/20/24	0.250%(Q)	4,000	0.227%	2,221	(1,444)	3,665	CITI
DXC Technology Co. (D29)	06/20/24	0.250%(Q)	4,000	0.512%	(10,556)	(1,444)	(9,112)	CITI
Eastman Chemical Co. (D29)	06/20/24	0.250%(Q)	4,000	0.278%	(112)	(1,444)	1,332	CITI
Elo S.A. (D29)	06/20/24	0.250%(Q)	4,000	0.491%	(9,652)	(1,444)	(8,208)	CITI
Enbridge, Inc. (D29)	06/20/24	0.250%(Q)	4,000	0.433%	(7,031)	(1,444)	(5,587)	CITI
Energy Transfer LP (D29)	06/20/24	0.250%(Q)	4,000	0.332%	(2,502)	(1,444)	(1,058)	CITI
Expedia Group, Inc. (D29)	06/20/24	0.250%(Q)	4,000	0.350%	(3,313)	(1,444)	(1,869)	CITI
Ford Motor Co. (D29)	06/20/24	0.250%(Q)	4,000	1.335%	(47,075)	(1,444)	(45,631)	CITI
Ford Motor Co. (D29)	06/20/24	0.250%(Q)	4,000	1.414%	(50,544)	(1,444)	(49,100)	CITI
Freeport-McMoRan, Inc. (D29)	06/20/24	0.250%(Q)	4,000	0.408%	(5,897)	(1,444)	(4,453)	CITI
Gap, Inc. (D29)	06/20/24	0.250%(Q)	4,000	1.775%	(66,296)	(1,444)	(64,852)	CITI
General Electric Co. (D29)	06/20/24	0.250%(Q)	4,000	0.362%	(3,855)	(1,444)	(2,411)	CITI
General Motors Co. (D29)	06/20/24	0.250%(Q)	4,000	0.850%	(25,627)	(1,444)	(24,183)	CITI
Glencore International AG (D29)	06/20/24	0.250%(Q)	4,000	0.768%	(21,954)	(1,444)	(20,510)	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund    147

Schedule of Investments (unaudited) (continued)

as of April 30, 2023

Credit default swap agreements outstanding at April 30, 2023: (continued)

				Implied
				Credit		Upfront
Reference			Notional	Spread at		Premiums	Unrealized
Entity/	Termination	Fixed	Amount	April 30,	Fair	Paid	Appreciation
Obligation	Date	Rate	(000)#(3)	2023(4)	Value	(Received)	(Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Goldman Sachs Group, Inc. (The) (D29)	06/20/24	0.250%(Q)	4,000	0.668%	$(17,555)	$(1,444)	$(16,111)	CITI
Goodyear Tire & Rubber Co. (The) (D29)	06/20/24	0.250%(Q)	4,000	1.182%	(40,352)	(1,444)	(38,908)	CITI
Halliburton Co. (D29)	06/20/24	0.250%(Q)	4,000	0.267%	405	(1,444)	1,849	CITI
Hapag-Lloyd AG (D29)	06/20/24	0.250%(Q)	4,000	1.363%	(48,356)	(1,444)	(46,912)	CITI
HCA, Inc. (D29)	06/20/24	0.250%(Q)	4,000	0.301%	(1,134)	(1,444)	310	CITI
Hess Corp. (D29)	06/20/24	0.250%(Q)	4,000	0.432%	(6,972)	(1,444)	(5,528)	CITI
Host Hotels & Resorts LP (D29)	06/20/24	0.250%(Q)	4,000	0.448%	(7,717)	(1,444)	(6,273)	CITI
HP, Inc. (D29)	06/20/24	0.250%(Q)	4,000	0.331%	(2,454)	(1,444)	(1,010)	CITI
ING Groep NV (D29)	06/20/24	0.250%(Q)	4,000	0.723%	(20,036)	(1,444)	(18,592)	CITI
International Business Machines Corp. (D29)	06/20/24	0.250%(Q)	4,000	0.178%	4,395	(1,444)	5,839	CITI
International Game Technology PLC (D29)	06/20/24	0.250%(Q)	4,000	0.589%	(14,034)	(1,444)	(12,590)	CITI
International Paper Co. (D29)	06/20/24	0.250%(Q)	4,000	0.184%	4,110	(1,444)	5,554	CITI
iStar, Inc. (D29)	06/20/24	0.250%(Q)	4,000	0.335%	(2,637)	(1,444)	(1,193)	CITI
K&S AG (D29)	06/20/24	0.250%(Q)	4,000	0.972%	(31,063)	(1,444)	(29,619)	CITI
KB Home (D29)	06/20/24	0.250%(Q)	4,000	0.614%	(15,143)	(1,444)	(13,699)	CITI
Kohl’s Corp. (D29)	06/20/24	0.250%(Q)	4,000	2.091%	(80,294)	(1,444)	(78,850)	CITI

See Notes to Financial Statements.

Credit default swap agreements outstanding at April 30, 2023: (continued)

				Implied
				Credit		Upfront
Reference			Notional	Spread at		Premiums	Unrealized
Entity/	Termination	Fixed	Amount	April 30,	Fair	Paid	Appreciation
Obligation	Date	Rate	(000)#(3)	2023(4)	Value	(Received)	(Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Kraft Heinz Foods Co. (D29)	06/20/24	0.250%(Q)	4,000	0.214%	$ 2,788	$(1,444)	$ 4,232	CITI
Ladbrokes Coral Group Ltd. (D29)	06/20/24	0.250%(Q)	4,000	1.034%	(33,807)	(1,444)	(32,363)	CITI
Lennar Corp. (D29)	06/20/24	0.250%(Q)	4,000	0.346%	(3,122)	(1,444)	(1,678)	CITI
Leonardo SpA (D29)	06/20/24	0.250%(Q)	4,000	0.411%	(6,036)	(1,444)	(4,592)	CITI
Lloyds Banking Group PLC (D29)	06/20/24	0.250%(Q)	4,000	0.778%	(22,481)	(1,444)	(21,037)	CITI
Louis Dreyfus Co. BV (D29)	06/20/24	0.250%(Q)	4,000	0.645%	(16,483)	(1,444)	(15,039)	CITI
Lowe’s Cos., Inc. (D29)	06/20/24	0.250%(Q)	4,000	0.167%	4,884	(1,444)	6,328	CITI
Lumen Technologies, Inc. (D29)	06/20/24	0.250%(Q)	4,000	7.084%	(292,120)	(1,444)	(290,676)	CITI
Macy’s, Inc. (D29)	06/20/24	0.250%(Q)	4,000	0.979%	(31,362)	(1,444)	(29,918)	CITI
Marriott International, Inc. (D29)	06/20/24	0.250%(Q)	4,000	0.263%	568	(1,444)	2,012	CITI
Matterhorn Telecom Holding S.A. (D29)	06/20/24	0.250%(Q)	4,000	0.862%	(26,189)	(1,444)	(24,745)	CITI
MDC Holdings, Inc. (D29)	06/20/24	0.250%(Q)	4,000	0.565%	(12,937)	(1,444)	(11,493)	CITI
Meritor, Inc. (D29)	06/20/24	0.250%(Q)	4,000	0.064%	9,522	(1,444)	10,966	CITI
MGIC Investment Corp. (D29)	06/20/24	0.250%(Q)	4,000	0.397%	(5,405)	(1,444)	(3,961)	CITI
MGM Resorts International (D29)	06/20/24	0.250%(Q)	4,000	0.547%	(12,118)	(1,444)	(10,674)	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund    149

Schedule of Investments (unaudited) (continued)

as of April 30, 2023

Credit default swap agreements outstanding at April 30, 2023: (continued)

				Implied
				Credit		Upfront
Reference			Notional	Spread at		Premiums	Unrealized
Entity/	Termination	Fixed	Amount	April 30,	Fair	Paid	Appreciation
Obligation	Date	Rate	(000)#(3)	2023(4)	Value	(Received)	(Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Mondelez International, Inc. (D29)	06/20/24	0.250%(Q)	4,000	0.134%	$ 6,399	$(1,444)	$ 7,843	CITI
Motorola Solutions, Inc. (D29)	06/20/24	0.250%(Q)	4,000	0.163%	5,064	(1,444)	6,508	CITI
NatWest Group PLC (D29)	06/20/24	0.250%(Q)	4,000	0.877%	(26,868)	(1,444)	(25,424)	CITI
Navient Corp. (D29)	06/20/24	0.250%(Q)	4,000	1.976%	(75,327)	(1,444)	(73,883)	CITI
Newell Brands, Inc. (D29)	06/20/24	0.250%(Q)	4,000	0.798%	(23,325)	(1,444)	(21,881)	CITI
Nordstrom, Inc. (D29)	06/20/24	0.250%(Q)	4,000	1.935%	(73,265)	(1,444)	(71,821)	CITI
NRG Energy, Inc. (D29)	06/20/24	0.250%(Q)	4,000	1.256%	(43,588)	(1,444)	(42,144)	CITI
Occidental Petroleum Corp. (D29)	06/20/24	0.250%(Q)	4,000	0.403%	(5,699)	(1,444)	(4,255)	CITI
Olin Corp. (D29)	06/20/24	0.250%(Q)	4,000	0.518%	(10,828)	(1,444)	(9,384)	CITI
OneMain Finance Corp. (D29)	06/20/24	0.250%(Q)	4,000	2.383%	(93,081)	(1,444)	(91,637)	CITI
Ovintiv, Inc. (D29)	06/20/24	0.250%(Q)	4,000	0.552%	(12,356)	(1,444)	(10,912)	CITI
PulteGroup, Inc. (D29)	06/20/24	0.250%(Q)	4,000	0.327%	(2,280)	(1,444)	(836)	CITI
Renault S.A. (D29)	06/20/24	0.250%(Q)	4,000	0.869%	(26,445)	(1,444)	(25,001)	CITI
Rexel S.A. (D29)	06/20/24	0.250%(Q)	4,000	0.748%	(21,085)	(1,444)	(19,641)	CITI
Reynolds American, Inc. (D29)	06/20/24	0.250%(Q)	4,000	0.329%	(2,381)	(1,444)	(937)	CITI
Reynolds American, Inc. (D29)	06/20/24	0.250%(Q)	4,000	0.249%	1,204	(1,444)	2,648	CITI

See Notes to Financial Statements.

Credit default swap agreements outstanding at April 30, 2023: (continued)

				Implied
				Credit		Upfront
Reference			Notional	Spread at		Premiums	Unrealized
Entity/	Termination	Fixed	Amount	April 30,	Fair	Paid	Appreciation
Obligation	Date	Rate	(000)#(3)	2023(4)	Value	(Received)	(Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Ryder System, Inc. (D29)	06/20/24	0.250%(Q)	4,000	0.236%	$ 1,773	$(1,444)	$ 3,217	CITI
Schaeffler AG (D29)	06/20/24	0.250%(Q)	4,000	0.742%	(20,844)	(1,444)	(19,400)	CITI
Sealed Air Corp. (D29)	06/20/24	0.250%(Q)	4,000	0.394%	(5,276)	(1,444)	(3,832)	CITI
Societe Generale S.A. (D29)	06/20/24	0.250%(Q)	4,000	1.161%	(39,506)	(1,444)	(38,062)	CITI
Southwest Airlines Co. (D29)	06/20/24	0.250%(Q)	4,000	0.479%	(9,098)	(1,444)	(7,654)	CITI
Sprint Communications LLC (D29)	06/20/24	0.250%(Q)	4,000	0.480%	(9,119)	(1,444)	(7,675)	CITI
Standard Chartered PLC (D29)	06/20/24	0.250%(Q)	4,000	0.835%	(25,008)	(1,444)	(23,564)	CITI
Stellantis NV (D29)	06/20/24	0.250%(Q)	4,000	0.499%	(9,974)	(1,444)	(8,530)	CITI
TDC Holding A/S (D29)	06/20/24	0.250%(Q)	4,000	0.323%	(2,120)	(1,444)	(676)	CITI
Teck Resources Ltd. (D29)	06/20/24	0.250%(Q)	4,000	0.421%	(6,495)	(1,444)	(5,051)	CITI
Tenet Healthcare Corp. (D29)	06/20/24	0.250%(Q)	4,000	0.617%	(15,282)	(1,444)	(13,838)	CITI
Tesco PLC (D29)	06/20/24	0.250%(Q)	4,000	0.255%	926	(1,444)	2,370	CITI
Tesla, Inc. (D29)	06/20/24	0.250%(Q)	4,000	0.766%	(21,872)	(1,444)	(20,428)	CITI
Teva Pharmaceutical Industries Ltd. (D29)	06/20/24	0.250%(Q)	4,000	0.959%	(30,476)	(1,444)	(29,032)	CITI
thyssenkrupp AG (D29)	06/20/24	0.250%(Q)	4,000	1.129%	(38,000)	(1,444)	(36,556)	CITI
Toll Brothers, Inc. (D29)	06/20/24	0.250%(Q)	4,000	0.508%	(10,386)	(1,444)	(8,942)	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund    151

Schedule of Investments (unaudited) (continued)

as of April 30, 2023

Credit default swap agreements outstanding at April 30, 2023: (continued)

				Implied
				Credit		Upfront
Reference			Notional	Spread at		Premiums	Unrealized
Entity/	Termination	Fixed	Amount	April 30,	Fair	Paid	Appreciation
Obligation	Date	Rate	(000)#(3)	2023(4)	Value	(Received)	(Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
UniCredit SpA (D29)	06/20/24	0.250%(Q)	4,000	1.723%	$ (64,339)	$(1,444)	$ (62,895)	CITI
United Airlines Holdings, Inc. (D29)	06/20/24	0.250%(Q)	4,000	1.832%	(68,696)	(1,444)	(67,252)	CITI
United States Steel Corp. (D29)	06/20/24	0.250%(Q)	4,000	1.076%	(35,677)	(1,444)	(34,233)	CITI
Univision Communications, Inc. (D29)	06/20/24	0.250%(Q)	4,000	1.989%	(75,697)	(1,444)	(74,253)	CITI
UPC Holding BV (D29)	06/20/24	0.250%(Q)	4,000	1.302%	(45,689)	(1,444)	(44,245)	CITI
Valeo SE (D29)	06/20/24	0.250%(Q)	4,000	0.945%	(29,828)	(1,444)	(28,384)	CITI
Valero Energy Corp. (D29)	06/20/24	0.250%(Q)	4,000	0.235%	1,818	(1,444)	3,262	CITI
Verizon Communications, Inc. (D29)	06/20/24	0.250%(Q)	4,000	0.620%	(15,412)	(1,444)	(13,968)	CITI
Virgin Media Finance PLC (D29)	06/20/24	0.250%(Q)	4,000	1.567%	(57,357)	(1,444)	(55,913)	CITI
Williams Cos., Inc. (D29)	06/20/24	0.250%(Q)	4,000	0.237%	1,769	(1,444)	3,213	CITI
Xerox Corp. (D29)	06/20/24	0.250%(Q)	4,000	1.536%	(56,031)	(1,444)	(54,587)	CITI
Yum! Brands, Inc. (D29)	06/20/24	0.250%(Q)	4,000	0.265%	510	(1,444)	1,954	CITI
Ziggo Bond Co. BV (D29)	06/20/24	0.250%(Q)	4,000	1.306%	(45,858)	(1,444)	(44,414)	CITI
Ally Financial, Inc. (D30)	12/20/23	0.250%(Q)	5,000	1.894%	(50,631)	(1,492)	(49,139)	CITI
Altice Finco S.A. (D30)	12/20/23	0.250%(Q)	5,000	3.507%	(100,982)	(1,492)	(99,490)	CITI
Altice France S.A. (D30)	12/20/23	0.250%(Q)	5,000	4.525%	(132,336)	(1,492)	(130,844)	CITI
American Axle & Manufacturing, Inc. (D30)	12/20/23	0.250%(Q)	5,000	1.236%	(29,901)	(1,492)	(28,409)	CITI

See Notes to Financial Statements.

Credit default swap agreements outstanding at April 30, 2023: (continued)

				Implied
				Credit		Upfront
Reference			Notional	Spread at		Premiums	Unrealized
Entity/	Termination	Fixed	Amount	April 30,	Fair	Paid	Appreciation
Obligation	Date	Rate	(000)#(3)	2023(4)	Value	(Received)	(Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Amkor Technology, Inc. (D30)	12/20/23	0.250%(Q)	5,000	0.523%	$ (7,255)	$(1,492)	$ (5,763)	CITI
Anglo American PLC (D30)	12/20/23	0.250%(Q)	5,000	0.434%	(4,423)	(1,492)	(2,931)	CITI
Anywhere Real Estate Group LLC (D30)	12/20/23	0.250%(Q)	5,000	4.514%	(132,293)	(1,492)	(130,801)	CITI
Apache Corp. (D30)	12/20/23	0.250%(Q)	5,000	0.415%	(3,820)	(1,492)	(2,328)	CITI
Aramark Services, Inc. (D30)	12/20/23	0.250%(Q)	5,000	0.360%	(2,063)	(1,492)	(571)	CITI
ArcelorMittal S.A. (D30)	12/20/23	0.250%(Q)	5,000	0.686%	(12,464)	(1,492)	(10,972)	CITI
AT&T, Inc. (D30)	12/20/23	0.250%(Q)	5,000	0.499%	(6,484)	(1,492)	(4,992)	CITI
Avient Corp. (D30)	12/20/23	0.250%(Q)	5,000	0.513%	(6,958)	(1,492)	(5,466)	CITI
Avis Budget Group, Inc. (D30)	12/20/23	0.250%(Q)	5,000	0.932%	(20,277)	(1,492)	(18,785)	CITI
Bank of America Corp. (D30)	12/20/23	0.250%(Q)	5,000	0.611%	(10,064)	(1,492)	(8,572)	CITI
Bath & Body Works, Inc. (D30)	12/20/23	0.250%(Q)	5,000	0.807%	(16,307)	(1,492)	(14,815)	CITI
Beazer Homes USA, Inc. (D30)	12/20/23	0.250%(Q)	5,000	0.648%	(11,260)	(1,492)	(9,768)	CITI
Boeing Co. (D30)	12/20/23	0.250%(Q)	5,000	0.456%	(5,128)	(1,492)	(3,636)	CITI
Bombardier, Inc. (D30)	12/20/23	0.250%(Q)	5,000	1.143%	(26,961)	(1,492)	(25,469)	CITI
Calpine Corp. (D30)	12/20/23	0.250%(Q)	5,000	1.644%	(42,797)	(1,492)	(41,305)	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund    153

Schedule of Investments (unaudited) (continued)

as of April 30, 2023

Credit default swap agreements outstanding at April 30, 2023: (continued)

				Implied
				Credit		Upfront
Reference			Notional	Spread at		Premiums	Unrealized
Entity/	Termination	Fixed	Amount	April 30,	Fair	Paid	Appreciation
Obligation	Date	Rate	(000)#(3)	2023(4)	Value	(Received)	(Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
CCO Holdings LLC (D30)	12/20/23	0.250%(Q)	5,000	1.019%	$ (23,038)	$(1,492)	$ (21,546)	CITI
CMA CGM S.A. (D30)	12/20/23	0.250%(Q)	5,000	1.342%	(33,288)	(1,492)	(31,796)	CITI
Constellium SE (D30)	12/20/23	0.250%(Q)	5,000	1.536%	(39,395)	(1,492)	(37,903)	CITI
CSC Holdings LLC (D30)	12/20/23	0.250%(Q)	5,000	5.533%	(163,124)	(1,492)	(161,632)	CITI
Dell, Inc. (D30)	12/20/23	0.250%(Q)	5,000	0.282%	440	(1,492)	1,932	CITI
Delta Air Lines, Inc. (D30)	12/20/23	0.250%(Q)	5,000	0.730%	(13,848)	(1,492)	(12,356)	CITI
Devon Energy Corp. (D30)	12/20/23	0.250%(Q)	5,000	0.433%	(4,378)	(1,492)	(2,886)	CITI
DISH DBS Corp. (D30)	12/20/23	0.250%(Q)	5,000	8.111%	(241,131)	(1,492)	(239,639)	CITI
Domtar Corp. (D30)	12/20/23	0.250%(Q)	5,000	3.119%	(88,899)	(1,492)	(87,407)	CITI
Enbridge, Inc. (D30)	12/20/23	0.250%(Q)	5,000	0.295%	6	(1,492)	1,498	CITI
Energy Transfer LP (D30)	12/20/23	0.250%(Q)	5,000	0.332%	(1,165)	(1,492)	327	CITI
Expedia Group, Inc. (D30)	12/20/23	0.250%(Q)	5,000	0.294%	40	(1,492)	1,532	CITI
Freeport-McMoRan, Inc. (D30)	12/20/23	0.250%(Q)	5,000	0.303%	(246)	(1,492)	1,246	CITI
Gap, Inc. (D30)	12/20/23	0.250%(Q)	5,000	1.805%	(47,861)	(1,492)	(46,369)	CITI
Genworth Holdings, Inc. (D30)	12/20/23	0.250%(Q)	5,000	0.458%	(5,185)	(1,492)	(3,693)	CITI
Goldman Sachs Group, Inc. (The) (D30)	12/20/23	0.250%(Q)	5,000	0.540%	(7,813)	(1,492)	(6,321)	CITI

See Notes to Financial Statements.

Credit default swap agreements outstanding at April 30, 2023: (continued)

				Implied
				Credit		Upfront
Reference			Notional	Spread at		Premiums	Unrealized
Entity/	Termination	Fixed	Amount	April 30,	Fair	Paid	Appreciation
Obligation	Date	Rate	(000)#(3)	2023(4)	Value	(Received)	(Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Halliburton Co. (D30)	12/20/23	0.250%(Q)	5,000	0.221%	$ 2,371	$(1,492)	$ 3,863	CITI
HCA, Inc. (D30)	12/20/23	0.250%(Q)	5,000	0.213%	2,655	(1,492)	4,147	CITI
Hess Corp. (D30)	12/20/23	0.250%(Q)	5,000	0.375%	(2,549)	(1,492)	(1,057)	CITI
Host Hotels & Resorts LP (D30)	12/20/23	0.250%(Q)	5,000	0.348%	(1,690)	(1,492)	(198)	CITI
Howmet Aerospace, Inc. (D30)	12/20/23	0.250%(Q)	5,000	0.284%	368	(1,492)	1,860	CITI
HP, Inc. (D30)	12/20/23	0.250%(Q)	5,000	0.288%	250	(1,492)	1,742	CITI
International Game Technology PLC (D30)	12/20/23	0.250%(Q)	5,000	0.381%	(2,715)	(1,492)	(1,223)	CITI
iStar, Inc. (D30)	12/20/23	0.250%(Q)	5,000	0.305%	(307)	(1,492)	1,185	CITI
Jaguar Land Rover Automotive PLC (D30)	12/20/23	0.250%(Q)	5,000	3.340%	(95,863)	(1,492)	(94,371)	CITI
JPMorgan Chase & Co. (D30)	12/20/23	0.250%(Q)	5,000	0.373%	(2,469)	(1,492)	(977)	CITI
KB Home (D30)	12/20/23	0.250%(Q)	5,000	0.415%	(3,810)	(1,492)	(2,318)	CITI
Kohl’s Corp. (D30)	12/20/23	0.250%(Q)	5,000	1.459%	(36,944)	(1,492)	(35,452)	CITI
Ladbrokes Coral Group Ltd. (D30)	12/20/23	0.250%(Q)	5,000	0.871%	(18,331)	(1,492)	(16,839)	CITI
Lennar Corp. (D30)	12/20/23	0.250%(Q)	5,000	0.290%	190	(1,492)	1,682	CITI
Liberty Interactive LLC (D30)	12/20/23	0.250%(Q)	5,000	16.134%	(479,705)	(1,492)	(478,213)	CITI
Lumen Technologies, Inc. (D30)	12/20/23	0.250%(Q)	5,000	4.986%	(146,779)	(1,492)	(145,287)	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund    155

Schedule of Investments (unaudited) (continued)

as of April 30, 2023

Credit default swap agreements outstanding at April 30, 2023: (continued)

				Implied
				Credit		Upfront
Reference			Notional	Spread at		Premiums	Unrealized
Entity/	Termination	Fixed	Amount	April 30,	Fair	Paid	Appreciation
Obligation	Date	Rate	(000)#(3)	2023(4)	Value	(Received)	(Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Macy’s, Inc. (D30)	12/20/23	0.250%(Q)	5,000	0.800%	$(16,090)	$(1,492)	$(14,598)	CITI
Marriott International, Inc. (D30)	12/20/23	0.250%(Q)	5,000	0.232%	2,043	(1,492)	3,535	CITI
MDC Holdings, Inc. (D30)	12/20/23	0.250%(Q)	5,000	0.428%	(4,246)	(1,492)	(2,754)	CITI
MGIC Investment Corp. (D30)	12/20/23	0.250%(Q)	5,000	0.335%	(1,251)	(1,492)	241	CITI
MGM Resorts International (D30)	12/20/23	0.250%(Q)	5,000	0.493%	(6,303)	(1,492)	(4,811)	CITI
Morgan Stanley (D30)	12/20/23	0.250%(Q)	5,000	0.491%	(6,226)	(1,492)	(4,734)	CITI
Nabors Industries, Inc. (D30)	12/20/23	0.250%(Q)	5,000	2.034%	(55,131)	(1,492)	(53,639)	CITI
Navient Corp. (D30)	12/20/23	0.250%(Q)	5,000	1.329%	(32,888)	(1,492)	(31,396)	CITI
Netflix, Inc. (D30)	12/20/23	0.250%(Q)	5,000	0.199%	3,078	(1,492)	4,570	CITI
New Albertsons, Inc. (D30)	12/20/23	0.250%(Q)	5,000	0.311%	(477)	(1,492)	1,015	CITI
Newell Brands, Inc. (D30)	12/20/23	0.250%(Q)	5,000	0.591%	(9,434)	(1,492)	(7,942)	CITI
Nokia OYJ (D30)	12/20/23	0.250%(Q)	5,000	0.371%	(2,425)	(1,492)	(933)	CITI
Nordstrom, Inc. (D30)	12/20/23	0.250%(Q)	5,000	1.867%	(49,826)	(1,492)	(48,334)	CITI
Occidental Petroleum Corp. (D30)	12/20/23	0.250%(Q)	5,000	0.329%	(1,057)	(1,492)	435	CITI
Olin Corp. (D30)	12/20/23	0.250%(Q)	5,000	0.460%	(5,247)	(1,492)	(3,755)	CITI
OneMain Finance Corp. (D30)	12/20/23	0.250%(Q)	5,000	1.664%	(43,441)	(1,492)	(41,949)	CITI

See Notes to Financial Statements.

Credit default swap agreements outstanding at April 30, 2023: (continued)

				Implied
				Credit		Upfront
Reference			Notional	Spread at		Premiums	Unrealized
Entity/	Termination	Fixed	Amount	April 30,	Fair	Paid	Appreciation
Obligation	Date	Rate	(000)#(3)	2023(4)	Value	(Received)	(Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Ovintiv, Inc. (D30)	12/20/23	0.250%(Q)	5,000	0.457%	$ (5,153)	$(1,492)	$ (3,661)	CITI
Pactiv LLC (D30)	12/20/23	0.250%(Q)	5,000	0.597%	(9,607)	(1,492)	(8,115)	CITI
Petroleos Mexicanos (D30)	12/20/23	0.250%(Q)	5,000	2.946%	(83,868)	(1,492)	(82,376)	CITI
PulteGroup, Inc. (D30)	12/20/23	0.250%(Q)	5,000	0.254%	1,326	(1,492)	2,818	CITI
Radian Group, Inc. (D30)	12/20/23	0.250%(Q)	5,000	0.556%	(8,325)	(1,492)	(6,833)	CITI
Rolls-Royce Holdings PLC (D30)	12/20/23	0.250%(Q)	5,000	1.165%	(27,681)	(1,492)	(26,189)	CITI
Ryder System, Inc. (D30)	12/20/23	0.250%(Q)	5,000	0.174%	3,875	(1,492)	5,367	CITI
Safeway, Inc. (D30)	12/20/23	0.250%(Q)	5,000	0.326%	(961)	(1,492)	531	CITI
Schaeffler AG (D30)	12/20/23	0.250%(Q)	5,000	0.655%	(11,459)	(1,492)	(9,967)	CITI
Sealed Air Corp. (D30)	12/20/23	0.250%(Q)	5,000	0.291%	140	(1,492)	1,632	CITI
Simon Property Group LP (D30)	12/20/23	0.250%(Q)	5,000	0.307%	(363)	(1,492)	1,129	CITI
Sprint Communications LLC (D30)	12/20/23	0.250%(Q)	5,000	0.403%	(3,425)	(1,492)	(1,933)	CITI
Stonegate Pub Co. Financing PLC (D30)	12/20/23	0.250%(Q)	5,000	0.708%	(13,145)	(1,492)	(11,653)	CITI
Teck Resources Ltd. (D30)	12/20/23	0.250%(Q)	5,000	0.352%	(1,809)	(1,492)	(317)	CITI
TEGNA, Inc. (D30)	12/20/23	0.250%(Q)	5,000	0.785%	(15,615)	(1,492)	(14,123)	CITI
Tenet Healthcare Corp. (D30)	12/20/23	0.250%(Q)	5,000	0.475%	(5,725)	(1,492)	(4,233)	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund    157

Schedule of Investments (unaudited) (continued)

as of April 30, 2023

Credit default swap agreements outstanding at April 30, 2023: (continued)

				Implied
				Credit		Upfront
Reference			Notional	Spread at		Premiums	Unrealized
Entity/	Termination	Fixed	Amount	April 30,	Fair	Paid	Appreciation
Obligation	Date	Rate	(000)#(3)	2023(4)	Value	(Received)	(Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Tesla, Inc. (D30)	12/20/23	0.250%(Q)	5,000	0.724%	$ (13,662)	$(1,492)	$ (12,170)	CITI
Teva Pharmaceutical Industries Ltd. (D30)	12/20/23	0.250%(Q)	5,000	0.881%	(18,674)	(1,492)	(17,182)	CITI
T-Mobile USA, Inc. (D30)	12/20/23	0.250%(Q)	5,000	0.489%	(6,187)	(1,492)	(4,695)	CITI
Toll Brothers, Inc. (D30)	12/20/23	0.250%(Q)	5,000	0.399%	(3,303)	(1,492)	(1,811)	CITI
Transocean, Inc. (D30)	12/20/23	0.250%(Q)	5,000	2.865%	(81,563)	(1,492)	(80,071)	CITI
United Airlines Holdings, Inc. (D30)	12/20/23	0.250%(Q)	5,000	2.047%	(55,502)	(1,492)	(54,010)	CITI
United Group BV (D30)	12/20/23	0.250%(Q)	5,000	4.691%	(137,419)	(1,492)	(135,927)	CITI
United Rentals North America, Inc. (D30)	12/20/23	0.250%(Q)	5,000	0.340%	(1,418)	(1,492)	74	CITI
United States Steel Corp. (D30)	12/20/23	0.250%(Q)	5,000	0.821%	(16,765)	(1,492)	(15,273)	CITI
Univision Communications, Inc. (D30)	12/20/23	0.250%(Q)	5,000	1.805%	(47,864)	(1,492)	(46,372)	CITI
UPC Holding BV (D30)	12/20/23	0.250%(Q)	5,000	0.969%	(21,439)	(1,492)	(19,947)	CITI
Valeo SE (D30)	12/20/23	0.250%(Q)	5,000	0.819%	(16,686)	(1,492)	(15,194)	CITI
Verizon Communications, Inc. (D30)	12/20/23	0.250%(Q)	5,000	0.478%	(5,812)	(1,492)	(4,320)	CITI
Virgin Media Finance PLC (D30)	12/20/23	0.250%(Q)	5,000	1.143%	(26,967)	(1,492)	(25,475)	CITI
Wells Fargo & Co. (D30)	12/20/23	0.250%(Q)	5,000	0.504%	(6,663)	(1,492)	(5,171)	CITI
Yum! Brands, Inc. (D30)	12/20/23	0.250%(Q)	5,000	0.228%	2,151	(1,492)	3,643	CITI

See Notes to Financial Statements.

Credit default swap agreements outstanding at April 30, 2023: (continued)

				Implied
				Credit		Upfront
Reference			Notional	Spread at		Premiums	Unrealized
Entity/	Termination	Fixed	Amount	April 30,	Fair	Paid	Appreciation
Obligation	Date	Rate	(000)#(3)	2023(4)	Value	(Received)	(Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Ziggo Bond Co. BV (D30)	12/20/23	0.250%(Q)	5,000	0.917%	$ (19,812)	$(1,492)	$ (18,320)	CITI
ADT Security Corp. (D31)	12/20/24	0.250%(Q)	5,000	0.938%	(53,060)	(1,966)	(51,094)	CITI
AES Corp. (The) (D31)	12/20/24	0.250%(Q)	5,000	0.540%	(21,615)	(1,966)	(19,649)	CITI
Ally Financial, Inc. (D31)	12/20/24	0.250%(Q)	5,000	2.567%	(178,314)	(1,966)	(176,348)	CITI
Alstom S.A. (D31)	12/20/24	0.250%(Q)	5,000	0.729%	(36,607)	(1,966)	(34,641)	CITI
American Axle & Manufacturing, Inc. (D31)	12/20/24	0.250%(Q)	5,000	2.436%	(169,245)	(1,966)	(167,279)	CITI
Amkor Technology, Inc. (D31)	12/20/24	0.250%(Q)	5,000	0.866%	(47,364)	(1,966)	(45,398)	CITI
Anglo American PLC (D31)	12/20/24	0.250%(Q)	5,000	0.655%	(30,716)	(1,966)	(28,750)	CITI
Anywhere Real Estate Group LLC (D31)	12/20/24	0.250%(Q)	5,000	6.223%	(445,773)	(1,966)	(443,807)	CITI
Apache Corp. (D31)	12/20/24	0.250%(Q)	5,000	0.682%	(32,845)	(1,966)	(30,879)	CITI
ArcelorMittal S.A. (D31)	12/20/24	0.250%(Q)	5,000	1.043%	(61,296)	(1,966)	(59,330)	CITI
Arrow Electronics, Inc. (D31)	12/20/24	0.250%(Q)	5,000	0.508%	(19,104)	(1,966)	(17,138)	CITI
Ashland LLC (D31)	12/20/24	0.250%(Q)	5,000	0.403%	(10,735)	(1,966)	(8,769)	CITI
AT&T, Inc. (D31)	12/20/24	0.250%(Q)	5,000	0.673%	(32,089)	(1,966)	(30,123)	CITI
Avient Corp. (D31)	12/20/24	0.250%(Q)	5,000	0.717%	(35,635)	(1,966)	(33,669)	CITI
Avis Budget Group, Inc. (D31)	12/20/24	0.250%(Q)	5,000	1.846%	(123,974)	(1,966)	(122,008)	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund    159

Schedule of Investments (unaudited) (continued)

as of April 30, 2023

Credit default swap agreements outstanding at April 30, 2023: (continued)

				Implied
				Credit		Upfront
Reference			Notional	Spread at		Premiums	Unrealized
Entity/	Termination	Fixed	Amount	April 30,	Fair	Paid	Appreciation
Obligation	Date	Rate	(000)#(3)	2023(4)	Value	(Received)	(Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Avnet, Inc. (D31)	12/20/24	0.250%(Q)	5,000	0.565%	$ (23,565)	$(1,966)	$ (21,599)	CITI
Bath & Body Works, Inc. (D31)	12/20/24	0.250%(Q)	5,000	1.353%	(85,612)	(1,966)	(83,646)	CITI
Beazer Homes USA, Inc. (D31)	12/20/24	0.250%(Q)	5,000	1.485%	(96,068)	(1,966)	(94,102)	CITI
Best Buy Co., Inc. (D31)	12/20/24	0.250%(Q)	5,000	0.503%	(18,664)	(1,966)	(16,698)	CITI
Boeing Co. (D31)	12/20/24	0.250%(Q)	5,000	0.625%	(28,373)	(1,966)	(26,407)	CITI
Boyd Gaming Corp. (D31)	12/20/24	0.250%(Q)	5,000	0.510%	(19,245)	(1,966)	(17,279)	CITI
British Telecommunications PLC (D31)	12/20/24	0.250%(Q)	5,000	0.396%	(10,159)	(1,966)	(8,193)	CITI
Calpine Corp. (D31)	12/20/24	0.250%(Q)	5,000	2.640%	(184,352)	(1,966)	(182,386)	CITI
CCO Holdings LLC (D31)	12/20/24	0.250%(Q)	5,000	1.408%	(89,787)	(1,966)	(87,821)	CITI
Cleveland-Cliffs, Inc. (D31)	12/20/24	0.250%(Q)	5,000	1.376%	(87,402)	(1,966)	(85,436)	CITI
CMA CGM S.A. (D31)	12/20/24	0.250%(Q)	5,000	1.714%	(113,299)	(1,966)	(111,333)	CITI
CNH Industrial NV (D31)	12/20/24	0.250%(Q)	5,000	0.587%	(25,302)	(1,966)	(23,336)	CITI
Constellium SE (D31)	12/20/24	0.250%(Q)	5,000	1.972%	(133,091)	(1,966)	(131,125)	CITI
Darden Restaurants, Inc. (D31)	12/20/24	0.250%(Q)	5,000	0.279%	(846)	(1,966)	1,120	CITI
DaVita, Inc. (D31)	12/20/24	0.250%(Q)	5,000	0.914%	(51,180)	(1,966)	(49,214)	CITI
Dell, Inc. (D31)	12/20/24	0.250%(Q)	5,000	0.504%	(18,732)	(1,966)	(16,766)	CITI
Delta Air Lines, Inc. (D31)	12/20/24	0.250%(Q)	5,000	1.147%	(69,473)	(1,966)	(67,507)	CITI

See Notes to Financial Statements.

Credit default swap agreements outstanding at April 30, 2023: (continued)

				Implied
				Credit		Upfront
Reference			Notional	Spread at		Premiums	Unrealized
Entity/	Termination	Fixed	Amount	April 30,	Fair	Paid	Appreciation
Obligation	Date	Rate	(000)#(3)	2023(4)	Value	(Received)	(Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Devon Energy Corp. (D31)	12/20/24	0.250%(Q)	5,000	0.590%	$ (25,592)	$(1,966)	$ (23,626)	CITI
DISH DBS Corp. (D31)	12/20/24	0.250%(Q)	5,000	16.620%	(1,115,671)	(1,966)	(1,113,705)	CITI
DXC Technology Co. (D31)	12/20/24	0.250%(Q)	5,000	0.694%	(33,827)	(1,966)	(31,861)	CITI
Ford Motor Co. (D31)	12/20/24	0.250%(Q)	5,000	1.644%	(107,985)	(1,966)	(106,019)	CITI
Freeport-McMoRan, Inc. (D31)	12/20/24	0.250%(Q)	5,000	0.552%	(22,550)	(1,966)	(20,584)	CITI
Gap, Inc. (D31)	12/20/24	0.250%(Q)	5,000	2.568%	(178,971)	(1,966)	(177,005)	CITI
General Electric Co. (D31)	12/20/24	0.250%(Q)	5,000	0.435%	(13,247)	(1,966)	(11,281)	CITI
General Motors Co. (D31)	12/20/24	0.250%(Q)	5,000	1.024%	(59,782)	(1,966)	(57,816)	CITI
GKN Holdings Ltd. (D31)	12/20/24	0.250%(Q)	5,000	0.560%	(23,206)	(1,966)	(21,240)	CITI
Goodyear Tire & Rubber Co. (The) (D31)	12/20/24	0.250%(Q)	5,000	1.729%	(114,857)	(1,966)	(112,891)	CITI
Halliburton Co. (D31)	12/20/24	0.250%(Q)	5,000	0.344%	(6,033)	(1,966)	(4,067)	CITI
Hapag-Lloyd AG (D31)	12/20/24	0.250%(Q)	5,000	1.521%	(98,465)	(1,966)	(96,499)	CITI
HCA, Inc. (D31)	12/20/24	0.250%(Q)	5,000	0.427%	(12,643)	(1,966)	(10,677)	CITI
HeidelbergCement AG (D31)	12/20/24	0.250%(Q)	5,000	0.543%	(21,842)	(1,966)	(19,876)	CITI
Hess Corp. (D31)	12/20/24	0.250%(Q)	5,000	0.546%	(22,084)	(1,966)	(20,118)	CITI
Howmet Aerospace, Inc. (D31)	12/20/24	0.250%(Q)	5,000	0.375%	(8,503)	(1,966)	(6,537)	CITI
HP, Inc. (D31)	12/20/24	0.250%(Q)	5,000	0.465%	(15,643)	(1,966)	(13,677)	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund    161

Schedule of Investments (unaudited) (continued)

as of April 30, 2023

Credit default swap agreements outstanding at April 30, 2023: (continued)

				Implied
				Credit		Upfront
Reference			Notional	Spread at		Premiums	Unrealized
Entity/	Termination	Fixed	Amount	April 30,	Fair	Paid	Appreciation
Obligation	Date	Rate	(000)#(3)	2023(4)	Value	(Received)	(Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
International Game Technology PLC (D31)	12/20/24	0.250%(Q)	5,000	0.784%	$ (40,921)	$(1,966)	$ (38,955)	CITI
Iron Mountain, Inc. (D31)	12/20/24	0.250%(Q)	5,000	0.571%	(24,068)	(1,966)	(22,102)	CITI
ITV PLC (D31)	12/20/24	0.250%(Q)	5,000	0.579%	(24,690)	(1,966)	(22,724)	CITI
KB Home (D31)	12/20/24	0.250%(Q)	5,000	0.895%	(49,715)	(1,966)	(47,749)	CITI
Kohl’s Corp. (D31)	12/20/24	0.250%(Q)	5,000	3.028%	(214,260)	(1,966)	(212,294)	CITI
Kraft Heinz Foods Co. (D31)	12/20/24	0.250%(Q)	5,000	0.291%	(1,790)	(1,966)	176	CITI
Ladbrokes Coral Group Ltd. (D31)	12/20/24	0.250%(Q)	5,000	1.222%	(75,188)	(1,966)	(73,222)	CITI
Lamb Weston Holdings, Inc. (D31)	12/20/24	0.250%(Q)	5,000	0.349%	(6,429)	(1,966)	(4,463)	CITI
Lanxess AG (D31)	12/20/24	0.250%(Q)	5,000	0.734%	(36,945)	(1,966)	(34,979)	CITI
Lennar Corp. (D31)	12/20/24	0.250%(Q)	5,000	0.450%	(14,434)	(1,966)	(12,468)	CITI
Liberty Interactive LLC (D31)	12/20/24	0.250%(Q)	5,000	28.800%	(1,844,323)	(1,966)	(1,842,357)	CITI
Lumen Technologies, Inc. (D31)	12/20/24	0.250%(Q)	5,000	11.288%	(806,450)	(1,966)	(804,484)	CITI
Macy’s, Inc. (D31)	12/20/24	0.250%(Q)	5,000	1.655%	(109,223)	(1,966)	(107,257)	CITI
Marks & Spencer PLC (D31)	12/20/24	0.250%(Q)	5,000	1.074%	(63,737)	(1,966)	(61,771)	CITI
Matterhorn Telecom Holding S.A. (D31)	12/20/24	0.250%(Q)	5,000	1.303%	(81,724)	(1,966)	(79,758)	CITI
MDC Holdings, Inc. (D31)	12/20/24	0.250%(Q)	5,000	0.700%	(34,311)	(1,966)	(32,345)	CITI

See Notes to Financial Statements.

Credit default swap agreements outstanding at April 30, 2023: (continued)

				Implied
				Credit		Upfront
Reference			Notional	Spread at		Premiums	Unrealized
Entity/	Termination	Fixed	Amount	April 30,	Fair	Paid	Appreciation
Obligation	Date	Rate	(000)#(3)	2023(4)	Value	(Received)	(Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
MGM Resorts International (D31)	12/20/24	0.250%(Q)	5,000	0.960%	$ (54,817)	$(1,966)	$ (52,851)	CITI
Netflix, Inc. (D31)	12/20/24	0.250%(Q)	5,000	0.307%	(3,117)	(1,966)	(1,151)	CITI
New Albertsons, Inc. (D31)	12/20/24	0.250%(Q)	5,000	0.607%	(26,973)	(1,966)	(25,007)	CITI
Next PLC (D31)	12/20/24	0.250%(Q)	5,000	0.547%	(22,176)	(1,966)	(20,210)	CITI
Nokia OYJ (D31)	12/20/24	0.250%(Q)	5,000	0.593%	(25,851)	(1,966)	(23,885)	CITI
Nordstrom, Inc. (D31)	12/20/24	0.250%(Q)	5,000	2.538%	(176,451)	(1,966)	(174,485)	CITI
NRG Energy, Inc. (D31)	12/20/24	0.250%(Q)	5,000	1.614%	(105,737)	(1,966)	(103,771)	CITI
Olin Corp. (D31)	12/20/24	0.250%(Q)	5,000	0.733%	(36,927)	(1,966)	(34,961)	CITI
Oracle Corp. (D31)	12/20/24	0.250%(Q)	5,000	0.320%	(4,123)	(1,966)	(2,157)	CITI
Paramount Global (D31)	12/20/24	0.250%(Q)	5,000	0.765%	(39,419)	(1,966)	(37,453)	CITI
Pearson PLC (D31)	12/20/24	0.250%(Q)	5,000	0.315%	(3,728)	(1,966)	(1,762)	CITI
Petroleo Brasileiro S.A. (D31)	12/20/24	0.250%(Q)	5,000	0.894%	(49,729)	(1,966)	(47,763)	CITI
Premier Foods Finance PLC (D31)	12/20/24	0.250%(Q)	5,000	1.293%	(80,717)	(1,966)	(78,751)	CITI
Rexel S.A. (D31)	12/20/24	0.250%(Q)	5,000	0.919%	(51,528)	(1,966)	(49,562)	CITI
Sirius XM Radio, Inc. (D31)	12/20/24	0.250%(Q)	5,000	1.138%	(68,745)	(1,966)	(66,779)	CITI
Teck Resources Ltd. (D31)	12/20/24	0.250%(Q)	5,000	0.599%	(26,295)	(1,966)	(24,329)	CITI
TEGNA, Inc. (D31)	12/20/24	0.250%(Q)	5,000	1.680%	(111,095)	(1,966)	(109,129)	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund    163

Schedule of Investments (unaudited) (continued)

as of April 30, 2023

Credit default swap agreements outstanding at April 30, 2023: (continued)

				Implied
				Credit		Upfront
Reference			Notional	Spread at		Premiums	Unrealized
Entity/	Termination	Fixed	Amount	April 30,	Fair	Paid	Appreciation
Obligation	Date	Rate	(000)#(3)	2023(4)	Value	(Received)	(Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Telecom Italia SpA (D31)	12/20/24	0.250%(Q)	5,000	1.869%	$(125,478)	$(1,966)	$(123,512)	CITI
Telefonaktiebolaget LM Ericsson (D31)	12/20/24	0.250%(Q)	5,000	0.743%	(37,667)	(1,966)	(35,701)	CITI
Tenet Healthcare Corp. (D31)	12/20/24	0.250%(Q)	5,000	1.036%	(60,821)	(1,966)	(58,855)	CITI
Tesla, Inc. (D31)	12/20/24	0.250%(Q)	5,000	0.981%	(56,390)	(1,966)	(54,424)	CITI
Teva Pharmaceutical Industries Ltd. (D31)	12/20/24	0.250%(Q)	5,000	1.115%	(66,870)	(1,966)	(64,904)	CITI
T-Mobile USA, Inc. (D31)	12/20/24	0.250%(Q)	5,000	0.649%	(30,241)	(1,966)	(28,275)	CITI
Unibail-Rodamco-Westfield SE (D31)	12/20/24	0.250%(Q)	5,000	1.267%	(78,832)	(1,966)	(76,866)	CITI
Unisys Corp. (D31)	12/20/24	0.250%(Q)	5,000	11.277%	(760,873)	(1,966)	(758,907)	CITI
United Rentals North America, Inc. (D31)	12/20/24	0.250%(Q)	5,000	0.606%	(26,866)	(1,966)	(24,900)	CITI
Universal Health Services, Inc. (D31)	12/20/24	0.250%(Q)	5,000	0.469%	(15,982)	(1,966)	(14,016)	CITI
Univision Communications, Inc. (D31)	12/20/24	0.250%(Q)	5,000	2.412%	(166,794)	(1,966)	(164,828)	CITI
UPC Holding BV (D31)	12/20/24	0.250%(Q)	5,000	1.671%	(110,240)	(1,966)	(108,274)	CITI
Verizon Communications, Inc. (D31)	12/20/24	0.250%(Q)	5,000	0.694%	(33,744)	(1,966)	(31,778)	CITI
Virgin Media Finance PLC (D31)	12/20/24	0.250%(Q)	5,000	2.048%	(139,373)	(1,966)	(137,407)	CITI

See Notes to Financial Statements.

Credit default swap agreements outstanding at April 30, 2023: (continued)

				Implied
				Credit		Upfront
Reference			Notional	Spread at		Premiums	Unrealized
Entity/	Termination	Fixed	Amount	April 30,	Fair	Paid	Appreciation
Obligation	Date	Rate	(000)#(3)	2023(4)	Value	(Received)	(Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Whirlpool Corp. (D31)	12/20/24	0.250%(Q)	5,000	0.509%	$ (19,125)	$(1,966)	$ (17,159)	CITI
Xerox Corp. (D31)	12/20/24	0.250%(Q)	5,000	1.955%	(132,232)	(1,966)	(130,266)	CITI
Yum! Brands, Inc. (D31)	12/20/24	0.250%(Q)	5,000	0.362%	(7,454)	(1,966)	(5,488)	CITI
Ziggo Bond Co. BV (D31)	12/20/24	0.250%(Q)	5,000	1.769%	(117,926)	(1,966)	(115,960)	CITI
Ally Financial, Inc. (D32)	06/20/24	0.250%(Q)	15,000	2.272%	(330,092)	(1,066)	(329,026)	CITI
Altice Finco S.A. (D32)	06/20/24	0.250%(Q)	15,000	4.257%	(647,772)	(1,066)	(646,706)	CITI
Altice France S.A. (D32)	06/20/24	0.250%(Q)	15,000	5.191%	(792,638)	(1,066)	(791,572)	CITI
American Axle & Manufacturing, Inc. (D32)	06/20/24	0.250%(Q)	15,000	1.688%	(234,988)	(1,066)	(233,922)	CITI
Amkor Technology, Inc. (D32)	06/20/24	0.250%(Q)	15,000	0.666%	(65,460)	(1,066)	(64,394)	CITI
Anglo American PLC (D32)	06/20/24	0.250%(Q)	15,000	0.497%	(37,191)	(1,066)	(36,125)	CITI
Anywhere Real Estate Group LLC (D32)	06/20/24	0.250%(Q)	15,000	5.265%	(807,106)	(1,066)	(806,040)	CITI
Apache Corp. (D32)	06/20/24	0.250%(Q)	15,000	0.495%	(36,819)	(1,066)	(35,753)	CITI
Aramark Services, Inc. (D32)	06/20/24	0.250%(Q)	15,000	0.605%	(55,194)	(1,066)	(54,128)	CITI
ArcelorMittal S.A. (D32)	06/20/24	0.250%(Q)	15,000	0.784%	(85,096)	(1,066)	(84,030)	CITI
AT&T, Inc. (D32)	06/20/24	0.250%(Q)	15,000	0.608%	(55,691)	(1,066)	(54,625)	CITI
Avient Corp. (D32)	06/20/24	0.250%(Q)	15,000	0.473%	(33,011)	(1,066)	(31,945)	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund    165

Schedule of Investments (unaudited) (continued)

as of April 30, 2023

Credit default swap agreements outstanding at April 30, 2023: (continued)

				Implied
				Credit		Upfront
Reference			Notional	Spread at		Premiums	Unrealized
Entity/	Termination	Fixed	Amount	April 30,	Fair	Paid	Appreciation
Obligation	Date	Rate	(000)#(3)	2023(4)	Value	(Received)	(Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Avis Budget Group, Inc. (D32)	06/20/24	0.250%(Q)	15,000	1.265%	$ (165,212)	$(1,066)	$ (164,146)	CITI
Bank of America Corp. (D32)	06/20/24	0.250%(Q)	15,000	0.829%	(92,610)	(1,066)	(91,544)	CITI
Barclays Bank PLC (D32)	06/20/24	0.250%(Q)	15,000	0.816%	(90,450)	(1,066)	(89,384)	CITI
Bath & Body Works, Inc. (D32)	06/20/24	0.250%(Q)	15,000	0.879%	(100,840)	(1,066)	(99,774)	CITI
Beazer Homes USA, Inc. (D32)	06/20/24	0.250%(Q)	15,000	0.892%	(103,224)	(1,066)	(102,158)	CITI
Boeing Co. (D32)	06/20/24	0.250%(Q)	15,000	0.519%	(40,848)	(1,066)	(39,782)	CITI
Bombardier, Inc. (D32)	06/20/24	0.250%(Q)	15,000	1.307%	(171,985)	(1,066)	(170,919)	CITI
Calpine Corp. (D32)	06/20/24	0.250%(Q)	15,000	2.107%	(303,518)	(1,066)	(302,452)	CITI
CCO Holdings LLC (D32)	06/20/24	0.250%(Q)	15,000	1.057%	(130,488)	(1,066)	(129,422)	CITI
CMA CGM S.A. (D32)	06/20/24	0.250%(Q)	15,000	1.520%	(207,047)	(1,066)	(205,981)	CITI
Constellium SE (D32)	06/20/24	0.250%(Q)	15,000	1.708%	(237,895)	(1,066)	(236,829)	CITI
CSC Holdings LLC (D32)	06/20/24	0.250%(Q)	15,000	8.064%	(1,236,229)	(1,066)	(1,235,163)	CITI
Dell, Inc. (D32)	06/20/24	0.250%(Q)	15,000	0.342%	(11,098)	(1,066)	(10,032)	CITI
Delta Air Lines, Inc. (D32)	06/20/24	0.250%(Q)	15,000	0.845%	(95,293)	(1,066)	(94,227)	CITI
Devon Energy Corp. (D32)	06/20/24	0.250%(Q)	15,000	0.481%	(34,480)	(1,066)	(33,414)	CITI
DISH DBS Corp. (D32)	06/20/24	0.250%(Q)	15,000	12.605%	(1,912,268)	(1,066)	(1,911,202)	CITI
Domtar Corp. (D32)	06/20/24	0.250%(Q)	15,000	3.335%	(500,501)	(1,066)	(499,435)	CITI

See Notes to Financial Statements.

Credit default swap agreements outstanding at April 30, 2023: (continued)

				Implied
				Credit		Upfront
Reference			Notional	Spread at		Premiums	Unrealized
Entity/	Termination	Fixed	Amount	April 30,	Fair	Paid	Appreciation
Obligation	Date	Rate	(000)#(3)	2023(4)	Value	(Received)	(Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Enbridge, Inc. (D32)	06/20/24	0.250%(Q)	15,000	0.433%	$ (26,368)	$(1,066)	$ (25,302)	CITI
Energy Transfer LP (D32)	06/20/24	0.250%(Q)	15,000	0.332%	(9,382)	(1,066)	(8,316)	CITI
Expedia Group, Inc. (D32)	06/20/24	0.250%(Q)	15,000	0.350%	(12,424)	(1,066)	(11,358)	CITI
Ford Motor Co. (D32)	06/20/24	0.250%(Q)	15,000	1.335%	(176,532)	(1,066)	(175,466)	CITI
Freeport-McMoRan, Inc. (D32)	06/20/24	0.250%(Q)	15,000	0.408%	(22,117)	(1,066)	(21,051)	CITI
General Motors Co. (D32)	06/20/24	0.250%(Q)	15,000	0.850%	(96,103)	(1,066)	(95,037)	CITI
Genworth Holdings, Inc. (D32)	06/20/24	0.250%(Q)	15,000	0.537%	(43,786)	(1,066)	(42,720)	CITI
Goldman Sachs Group, Inc. (The) (D32)	06/20/24	0.250%(Q)	15,000	0.668%	(65,833)	(1,066)	(64,767)	CITI
Goodyear Tire & Rubber Co. (The) (D32)	06/20/24	0.250%(Q)	15,000	1.182%	(151,321)	(1,066)	(150,255)	CITI
HCA, Inc. (D32)	06/20/24	0.250%(Q)	15,000	0.301%	(4,254)	(1,066)	(3,188)	CITI
Hess Corp. (D32)	06/20/24	0.250%(Q)	15,000	0.432%	(26,146)	(1,066)	(25,080)	CITI
Host Hotels & Resorts LP (D32)	06/20/24	0.250%(Q)	15,000	0.448%	(28,942)	(1,066)	(27,876)	CITI
Howmet Aerospace, Inc. (D32)	06/20/24	0.250%(Q)	15,000	0.302%	(4,338)	(1,066)	(3,272)	CITI
HP, Inc. (D32)	06/20/24	0.250%(Q)	15,000	0.331%	(9,205)	(1,066)	(8,139)	CITI
International Game Technology PLC (D32)	06/20/24	0.250%(Q)	15,000	0.589%	(52,628)	(1,066)	(51,562)	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund    167

Schedule of Investments (unaudited) (continued)

as of April 30, 2023

Credit default swap agreements outstanding at April 30, 2023: (continued)

				Implied
				Credit		Upfront
Reference			Notional	Spread at		Premiums	Unrealized
Entity/	Termination	Fixed	Amount	April 30,	Fair	Paid	Appreciation
Obligation	Date	Rate	(000)#(3)	2023(4)	Value	(Received)	(Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
iStar, Inc. (D32)	06/20/24	0.250%(Q)	15,000	0.335%	$ (9,889)	$(1,066)	$ (8,823)	CITI
Jaguar Land Rover Automotive PLC (D32)	06/20/24	0.250%(Q)	15,000	4.000%	(607,262)	(1,066)	(606,196)	CITI
JPMorgan Chase & Co. (D32)	06/20/24	0.250%(Q)	15,000	0.445%	(28,422)	(1,066)	(27,356)	CITI
KB Home (D32)	06/20/24	0.250%(Q)	15,000	0.614%	(56,788)	(1,066)	(55,722)	CITI
Ladbrokes Coral Group Ltd. (D32)	06/20/24	0.250%(Q)	15,000	1.034%	(126,779)	(1,066)	(125,713)	CITI
Lennar Corp. (D32)	06/20/24	0.250%(Q)	15,000	0.346%	(11,708)	(1,066)	(10,642)	CITI
Lumen Technologies, Inc. (D32)	06/20/24	0.250%(Q)	15,000	7.084%	(1,095,452)	(1,066)	(1,094,386)	CITI
Macy’s, Inc. (D32)	06/20/24	0.250%(Q)	15,000	0.979%	(117,610)	(1,066)	(116,544)	CITI
MDC Holdings, Inc. (D32)	06/20/24	0.250%(Q)	15,000	0.565%	(48,517)	(1,066)	(47,451)	CITI
MGIC Investment Corp. (D32)	06/20/24	0.250%(Q)	15,000	0.397%	(20,270)	(1,066)	(19,204)	CITI
MGM Resorts International (D32)	06/20/24	0.250%(Q)	15,000	0.547%	(45,445)	(1,066)	(44,379)	CITI
Morgan Stanley (D32)	06/20/24	0.250%(Q)	15,000	0.624%	(58,439)	(1,066)	(57,373)	CITI
Nabors Industries, Inc. (D32)	06/20/24	0.250%(Q)	15,000	2.814%	(419,336)	(1,066)	(418,270)	CITI
Navient Corp. (D32)	06/20/24	0.250%(Q)	15,000	1.976%	(282,478)	(1,066)	(281,412)	CITI
Netflix, Inc. (D32)	06/20/24	0.250%(Q)	15,000	0.231%	7,551	(1,066)	8,617	CITI

See Notes to Financial Statements.

Credit default swap agreements outstanding at April 30, 2023: (continued)

				Implied
				Credit		Upfront
Reference			Notional	Spread at		Premiums	Unrealized
Entity/	Termination	Fixed	Amount	April 30,	Fair	Paid	Appreciation
Obligation	Date	Rate	(000)#(3)	2023(4)	Value	(Received)	(Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
New Albertsons, Inc. (D32)	06/20/24	0.250%(Q)	15,000	0.411%	$ (22,662)	$(1,066)	$ (21,596)	CITI
Newell Brands, Inc. (D32)	06/20/24	0.250%(Q)	15,000	0.798%	(87,472)	(1,066)	(86,406)	CITI
Nokia OYJ (D32)	06/20/24	0.250%(Q)	15,000	0.438%	(27,247)	(1,066)	(26,181)	CITI
NOVA Chemicals Corp. (D32)	06/20/24	0.250%(Q)	15,000	1.308%	(172,256)	(1,066)	(171,190)	CITI
NRG Energy, Inc. (D32)	06/20/24	0.250%(Q)	15,000	1.256%	(163,457)	(1,066)	(162,391)	CITI
Occidental Petroleum Corp. (D32)	06/20/24	0.250%(Q)	15,000	0.403%	(21,372)	(1,066)	(20,306)	CITI
Olin Corp. (D32)	06/20/24	0.250%(Q)	15,000	0.518%	(40,607)	(1,066)	(39,541)	CITI
OneMain Finance Corp. (D32)	06/20/24	0.250%(Q)	15,000	2.383%	(349,055)	(1,066)	(347,989)	CITI
Ovintiv, Inc. (D32)	06/20/24	0.250%(Q)	15,000	0.552%	(46,336)	(1,066)	(45,270)	CITI
Pactiv LLC (D32)	06/20/24	0.250%(Q)	15,000	0.684%	(68,382)	(1,066)	(67,316)	CITI
Pitney Bowes Inc. (D32)	06/20/24	0.250%(Q)	15,000	6.320%	(974,975)	(1,066)	(973,909)	CITI
PulteGroup, Inc. (D32)	06/20/24	0.250%(Q)	15,000	0.327%	(8,553)	(1,066)	(7,487)	CITI
Radian Group, Inc. (D32)	06/20/24	0.250%(Q)	15,000	0.838%	(94,345)	(1,066)	(93,279)	CITI
Rolls-Royce Holdings PLC (D32)	06/20/24	0.250%(Q)	15,000	1.255%	(163,362)	(1,066)	(162,296)	CITI
Ryder System, Inc. (D32)	06/20/24	0.250%(Q)	15,000	0.236%	6,646	(1,066)	7,712	CITI
Safeway, Inc. (D32)	06/20/24	0.250%(Q)	15,000	0.440%	(27,587)	(1,066)	(26,521)	CITI
Schaeffler AG (D32)	06/20/24	0.250%(Q)	15,000	0.742%	(78,165)	(1,066)	(77,099)	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund    169

Schedule of Investments (unaudited) (continued)

as of April 30, 2023

Credit default swap agreements outstanding at April 30, 2023: (continued)

				Implied
				Credit		Upfront
Reference			Notional	Spread at		Premiums	Unrealized
Entity/	Termination	Fixed	Amount	April 30,	Fair	Paid	Appreciation
Obligation	Date	Rate	(000)#(3)	2023(4)	Value	(Received)	(Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Sealed Air Corp. (D32)	06/20/24	0.250%(Q)	15,000	0.394%	$ (19,787)	$(1,066)	$ (18,721)	CITI
Sprint Communications LLC (D32)	06/20/24	0.250%(Q)	15,000	0.480%	(34,198)	(1,066)	(33,132)	CITI
Teck Resources Ltd. (D32)	06/20/24	0.250%(Q)	15,000	0.421%	(24,359)	(1,066)	(23,293)	CITI
TEGNA, Inc. (D32)	06/20/24	0.250%(Q)	15,000	1.210%	(156,140)	(1,066)	(155,074)	CITI
Telecom Italia SpA (D32)	06/20/24	0.250%(Q)	15,000	1.439%	(193,782)	(1,066)	(192,716)	CITI
Tenet Healthcare Corp. (D32)	06/20/24	0.250%(Q)	15,000	0.617%	(57,309)	(1,066)	(56,243)	CITI
Tesla, Inc. (D32)	06/20/24	0.250%(Q)	15,000	0.766%	(82,022)	(1,066)	(80,956)	CITI
Teva Pharmaceutical Industries Ltd. (D32)	06/20/24	0.250%(Q)	15,000	0.959%	(114,285)	(1,066)	(113,219)	CITI
thyssenkrupp AG (D32)	06/20/24	0.250%(Q)	15,000	1.129%	(142,503)	(1,066)	(141,437)	CITI
T-Mobile USA, Inc. (D32)	06/20/24	0.250%(Q)	15,000	0.551%	(46,217)	(1,066)	(45,151)	CITI
Toll Brothers, Inc. (D32)	06/20/24	0.250%(Q)	15,000	0.508%	(38,948)	(1,066)	(37,882)	CITI
Transocean, Inc. (D32)	06/20/24	0.250%(Q)	15,000	5.052%	(787,506)	(1,066)	(786,440)	CITI
United Airlines Holdings, Inc. (D32)	06/20/24	0.250%(Q)	15,000	1.832%	(257,612)	(1,066)	(256,546)	CITI
United Rentals North America, Inc. (D32)	06/20/24	0.250%(Q)	15,000	0.408%	(22,115)	(1,066)	(21,049)	CITI
United States Steel Corp. (D32)	06/20/24	0.250%(Q)	15,000	1.076%	(133,788)	(1,066)	(132,722)	CITI

See Notes to Financial Statements.

Credit default swap agreements outstanding at April 30, 2023: (continued)

				Implied
				Credit		Upfront
Reference			Notional	Spread at		Premiums	Unrealized
Entity/	Termination	Fixed	Amount	April 30,	Fair	Paid	Appreciation
Obligation	Date	Rate	(000)#(3)	2023(4)	Value	(Received)	(Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Univision Communications, Inc. (D32)	06/20/24	0.250%(Q)	15,000	1.989%	$(283,865)	$(1,066)	$(282,799)	CITI
Valeo SE (D32)	06/20/24	0.250%(Q)	15,000	0.945%	(111,855)	(1,066)	(110,789)	CITI
Verizon Communications, Inc. (D32)	06/20/24	0.250%(Q)	15,000	0.620%	(57,797)	(1,066)	(56,731)	CITI
Virgin Media Finance PLC (D32)	06/20/24	0.250%(Q)	15,000	1.567%	(215,092)	(1,066)	(214,026)	CITI
Volkswagen International Finance N.V. (D32)	06/20/24	0.250%(Q)	15,000	0.588%	(52,322)	(1,066)	(51,256)	CITI
Wells Fargo & Co. (D32)	06/20/24	0.250%(Q)	15,000	0.627%	(58,928)	(1,066)	(57,862)	CITI
Xerox Corp. (D32)	06/20/24	0.250%(Q)	15,000	1.536%	(210,116)	(1,066)	(209,050)	CITI
Yum! Brands, Inc. (D32)	06/20/24	0.250%(Q)	15,000	0.265%	1,910	(1,066)	2,976	CITI
Ziggo Bond Co. BV (D32)	06/20/24	0.250%(Q)	15,000	1.306%	(171,968)	(1,066)	(170,902)	CITI
Advanced Micro Devices, Inc. (D33)	12/20/24	0.250%(Q)	6,316	0.259%	902	(459)	1,361	CITI
Altice Finco S.A. (D33)	12/20/24	0.250%(Q)	6,316	5.255%	(475,115)	(459)	(474,656)	CITI
Altice France S.A. (D33)	12/20/24	0.250%(Q)	6,316	5.913%	(531,736)	(459)	(531,277)	CITI
American Express Co. (D33)	12/20/24	0.250%(Q)	6,316	0.225%	4,375	(459)	4,834	CITI
Anglo American PLC (D33)	12/20/24	0.250%(Q)	6,316	0.655%	(38,800)	(459)	(38,341)	CITI
ArcelorMittal S.A. (D33)	12/20/24	0.250%(Q)	6,316	1.043%	(77,427)	(459)	(76,968)	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund    171

Schedule of Investments (unaudited) (continued)

as of April 30, 2023

Credit default swap agreements outstanding at April 30, 2023: (continued)

				Implied
				Credit		Upfront
Reference			Notional	Spread at		Premiums	Unrealized
Entity/	Termination	Fixed	Amount	April 30,	Fair	Paid	Appreciation
Obligation	Date	Rate	(000)#(3)	2023(4)	Value	(Received)	(Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Ardagh Packaging Finance PLC (D33)	12/20/24	0.250%(Q)	6,316	5.387%	$(483,485)	$(459)	$(483,026)	CITI
AT&T, Inc. (D33)	12/20/24	0.250%(Q)	6,316	0.673%	(40,534)	(459)	(40,075)	CITI
Avis Budget Group, Inc. (D33)	12/20/24	0.250%(Q)	6,316	1.846%	(156,599)	(459)	(156,140)	CITI
Ball Corp. (D33)	12/20/24	0.250%(Q)	6,316	0.577%	(31,034)	(459)	(30,575)	CITI
Bank of America Corp. (D33)	12/20/24	0.250%(Q)	6,316	0.854%	(58,608)	(459)	(58,149)	CITI
Barclays Bank PLC (D33)	12/20/24	0.250%(Q)	6,316	0.885%	(61,604)	(459)	(61,145)	CITI
Berkshire Hathaway, Inc. (D33)	12/20/24	0.250%(Q)	6,316	0.097%	17,285	(459)	17,744	CITI
BNP Paribas S.A. (D33)	12/20/24	0.250%(Q)	6,316	0.915%	(64,813)	(459)	(64,354)	CITI
British Telecommunications PLC (D33)	12/20/24	0.250%(Q)	6,316	0.396%	(12,834)	(459)	(12,375)	CITI
CCO Holdings LLC (D33)	12/20/24	0.250%(Q)	6,316	1.408%	(113,415)	(459)	(112,956)	CITI
Cellnex Telecom S.A. (D33)	12/20/24	0.250%(Q)	6,316	0.663%	(39,598)	(459)	(39,139)	CITI
Cisco Systems, Inc. (D33)	12/20/24	0.250%(Q)	6,316	0.132%	13,718	(459)	14,177	CITI
CMA CGM S.A. (D33)	12/20/24	0.250%(Q)	6,316	1.714%	(143,116)	(459)	(142,657)	CITI
Comcast Corp. (D33)	12/20/24	0.250%(Q)	6,316	0.248%	2,016	(459)	2,475	CITI
Commerzbank AG (D33)	12/20/24	0.250%(Q)	6,316	0.565%	(29,745)	(459)	(29,286)	CITI
Constellium SE (D33)	12/20/24	0.250%(Q)	6,316	1.972%	(168,116)	(459)	(167,657)	CITI

See Notes to Financial Statements.

Credit default swap agreements outstanding at April 30, 2023: (continued)

				Implied
				Credit		Upfront
Reference			Notional	Spread at		Premiums	Unrealized
Entity/	Termination	Fixed	Amount	April 30,	Fair	Paid	Appreciation
Obligation	Date	Rate	(000)#(3)	2023(4)	Value	(Received)	(Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Continental AG (D33)	12/20/24	0.250%(Q)	6,316	0.552%	$ (28,475)	$(459)	$ (28,016)	CITI
Cox Communications, Inc. (D33)	12/20/24	0.250%(Q)	6,316	0.236%	3,294	(459)	3,753	CITI
Dell, Inc. (D33)	12/20/24	0.250%(Q)	6,316	0.504%	(23,662)	(459)	(23,203)	CITI
Deutsche Lufthansa AG (D33)	12/20/24	0.250%(Q)	6,316	1.273%	(99,931)	(459)	(99,472)	CITI
Devon Energy Corp. (D33)	12/20/24	0.250%(Q)	6,316	0.590%	(32,327)	(459)	(31,868)	CITI
Elis S.A. (D33)	12/20/24	0.250%(Q)	6,316	0.610%	(34,345)	(459)	(33,886)	CITI
Elo S.A. (D33)	12/20/24	0.250%(Q)	6,316	0.726%	(45,913)	(459)	(45,454)	CITI
Expedia Group, Inc. (D33)	12/20/24	0.250%(Q)	6,316	0.486%	(21,850)	(459)	(21,391)	CITI
Faurecia SE (D33)	12/20/24	0.250%(Q)	6,316	1.794%	(151,131)	(459)	(150,672)	CITI
Ford Motor Co. (D33)	12/20/24	0.250%(Q)	6,316	1.644%	(136,402)	(459)	(135,943)	CITI
Ford Motor Co. (D33)	12/20/24	0.250%(Q)	6,316	1.697%	(141,544)	(459)	(141,085)	CITI
General Electric Co. (D33)	12/20/24	0.250%(Q)	6,316	0.435%	(16,734)	(459)	(16,275)	CITI
General Motors Co. (D33)	12/20/24	0.250%(Q)	6,316	1.024%	(75,514)	(459)	(75,055)	CITI
Genworth Holdings, Inc. (D33)	12/20/24	0.250%(Q)	6,316	0.746%	(47,925)	(459)	(47,466)	CITI
GKN Holdings Ltd. (D33)	12/20/24	0.250%(Q)	6,316	0.560%	(29,313)	(459)	(28,854)	CITI
Glencore International AG (D33)	12/20/24	0.250%(Q)	6,316	0.939%	(67,057)	(459)	(66,598)	CITI
Goldman Sachs Group, Inc. (The) (D33)	12/20/24	0.250%(Q)	6,316	0.729%	(46,114)	(459)	(45,655)	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund    173

Schedule of Investments (unaudited) (continued)

as of April 30, 2023

Credit default swap agreements outstanding at April 30, 2023: (continued)

				Implied
				Credit		Upfront
Reference			Notional	Spread at		Premiums	Unrealized
Entity/	Termination	Fixed	Amount	April 30,	Fair	Paid	Appreciation
Obligation	Date	Rate	(000)#(3)	2023(4)	Value	(Received)	(Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Goodyear Tire & Rubber Co. (The) (D33)	12/20/24	0.250%(Q)	6,316	1.729%	$(145,083)	$(459)	$(144,624)	CITI
Hapag-Lloyd AG (D33)	12/20/24	0.250%(Q)	6,316	1.521%	(124,377)	(459)	(123,918)	CITI
HCA, Inc. (D33)	12/20/24	0.250%(Q)	6,316	0.427%	(15,971)	(459)	(15,512)	CITI
HeidelbergCement AG (D33)	12/20/24	0.250%(Q)	6,316	0.543%	(27,590)	(459)	(27,131)	CITI
HP, Inc. (D33)	12/20/24	0.250%(Q)	6,316	0.465%	(19,760)	(459)	(19,301)	CITI
INEOS Group Holdings S.A. (D33)	12/20/24	0.250%(Q)	6,316	1.549%	(127,107)	(459)	(126,648)	CITI
International Business Machines Corp. (D33)	12/20/24	0.250%(Q)	6,316	0.223%	4,554	(459)	5,013	CITI
ITV PLC (D33)	12/20/24	0.250%(Q)	6,316	0.579%	(31,188)	(459)	(30,729)	CITI
J Sainsbury PLC (D33)	12/20/24	0.250%(Q)	6,316	0.326%	(5,802)	(459)	(5,343)	CITI
Jaguar Land Rover Automotive PLC (D33)	12/20/24	0.250%(Q)	6,316	4.561%	(411,192)	(459)	(410,733)	CITI
JPMorgan Chase & Co. (D33)	12/20/24	0.250%(Q)	6,316	0.490%	(22,241)	(459)	(21,782)	CITI
Koninklijke KPN NV (D33)	12/20/24	0.250%(Q)	6,316	0.234%	3,453	(459)	3,912	CITI
Kraft Heinz Foods Co. (D33)	12/20/24	0.250%(Q)	6,316	0.291%	(2,262)	(459)	(1,803)	CITI
Marks & Spencer PLC (D33)	12/20/24	0.250%(Q)	6,316	1.074%	(80,511)	(459)	(80,052)	CITI
Marriott International, Inc. (D33)	12/20/24	0.250%(Q)	6,316	0.317%	(4,943)	(459)	(4,484)	CITI

See Notes to Financial Statements.

Credit default swap agreements outstanding at April 30, 2023: (continued)

				Implied
				Credit		Upfront
Reference			Notional	Spread at		Premiums	Unrealized
Entity/	Termination	Fixed	Amount	April 30,	Fair	Paid	Appreciation
Obligation	Date	Rate	(000)#(3)	2023(4)	Value	(Received)	(Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
McDonald’s Corp. (D33)	12/20/24	0.250%(Q)	6,316	0.147%	$ 12,200	$(459)	$ 12,659	CITI
MGIC Investment Corp. (D33)	12/20/24	0.250%(Q)	6,316	0.578%	(31,077)	(459)	(30,618)	CITI
Monitchem Holdco 3 S.A. (D33)	12/20/24	0.250%(Q)	6,316	2.774%	(245,673)	(459)	(245,214)	CITI
Morgan Stanley (D33)	12/20/24	0.250%(Q)	6,316	0.666%	(39,854)	(459)	(39,395)	CITI
Naturgy Energy Group S.A. (D33)	12/20/24	0.250%(Q)	6,316	0.459%	(19,139)	(459)	(18,680)	CITI
NatWest Group PLC (D33)	12/20/24	0.250%(Q)	6,316	1.008%	(74,125)	(459)	(73,666)	CITI
Netflix, Inc. (D33)	12/20/24	0.250%(Q)	6,316	0.307%	(3,938)	(459)	(3,479)	CITI
Next PLC (D33)	12/20/24	0.250%(Q)	6,316	0.547%	(28,012)	(459)	(27,553)	CITI
Olin Corp. (D33)	12/20/24	0.250%(Q)	6,316	0.733%	(46,646)	(459)	(46,187)	CITI
Paramount Global (D33)	12/20/24	0.250%(Q)	6,316	0.765%	(49,793)	(459)	(49,334)	CITI
Pfizer, Inc. (D33)	12/20/24	0.250%(Q)	6,316	0.165%	10,467	(459)	10,926	CITI
Picard Bondco S.A. (D33)	12/20/24	0.250%(Q)	6,316	3.362%	(298,734)	(459)	(298,275)	CITI
Premier Foods Finance PLC (D33)	12/20/24	0.250%(Q)	6,316	1.293%	(101,958)	(459)	(101,499)	CITI
Radian Group, Inc. (D33)	12/20/24	0.250%(Q)	6,316	1.130%	(86,122)	(459)	(85,663)	CITI
Renault S.A. (D33)	12/20/24	0.250%(Q)	6,316	1.240%	(96,921)	(459)	(96,462)	CITI
Reynolds American, Inc. (D33)	12/20/24	0.250%(Q)	6,316	0.483%	(21,635)	(459)	(21,176)	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund    175

Schedule of Investments (unaudited) (continued)

as of April 30, 2023

Credit default swap agreements outstanding at April 30, 2023: (continued)

				Implied
				Credit		Upfront
Reference			Notional	Spread at		Premiums	Unrealized
Entity/	Termination	Fixed	Amount	April 30,	Fair	Paid	Appreciation
Obligation	Date	Rate	(000)#(3)	2023(4)	Value	(Received)	(Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Rolls-Royce Holdings PLC (D33)	12/20/24	0.250%(Q)	6,316	1.494%	$(121,727)	$(459)	$(121,268)	CITI
Schaeffler AG (D33)	12/20/24	0.250%(Q)	6,316	0.898%	(62,954)	(459)	(62,495)	CITI
Sealed Air Corp. (D33)	12/20/24	0.250%(Q)	6,316	0.592%	(32,544)	(459)	(32,085)	CITI
Societe Generale S.A. (D33)	12/20/24	0.250%(Q)	6,316	1.319%	(104,888)	(459)	(104,429)	CITI
Sprint Communications LLC (D33)	12/20/24	0.250%(Q)	6,316	0.543%	(27,539)	(459)	(27,080)	CITI
Stellantis NV (D33)	12/20/24	0.250%(Q)	6,316	0.672%	(40,495)	(459)	(40,036)	CITI
TDC Holding A/S (D33)	12/20/24	0.250%(Q)	6,316	0.436%	(16,883)	(459)	(16,424)	CITI
Tenet Healthcare Corp. (D33)	12/20/24	0.250%(Q)	6,316	1.036%	(76,827)	(459)	(76,368)	CITI
Tesco PLC (D33)	12/20/24	0.250%(Q)	6,316	0.347%	(7,971)	(459)	(7,512)	CITI
Tesla, Inc. (D33)	12/20/24	0.250%(Q)	6,316	0.981%	(71,230)	(459)	(70,771)	CITI
thyssenkrupp AG (D33)	12/20/24	0.250%(Q)	6,316	1.412%	(113,755)	(459)	(113,296)	CITI
T-Mobile USA, Inc. (D33)	12/20/24	0.250%(Q)	6,316	0.649%	(38,199)	(459)	(37,740)	CITI
TUI AG (D33)	12/20/24	0.250%(Q)	6,316	5.568%	(501,405)	(459)	(500,946)	CITI
Unibail-Rodamco-Westfield SE (D33)	12/20/24	0.250%(Q)	6,316	1.267%	(99,578)	(459)	(99,119)	CITI
UniCredit SpA (D33)	12/20/24	0.250%(Q)	6,316	1.913%	(163,359)	(459)	(162,900)	CITI
UPC Holding BV (D33)	12/20/24	0.250%(Q)	6,316	1.671%	(139,251)	(459)	(138,792)	CITI
Valeo SE (D33)	12/20/24	0.250%(Q)	6,316	1.252%	(98,043)	(459)	(97,584)	CITI
Verisure Holding AB (D33)	12/20/24	0.250%(Q)	6,316	0.837%	(56,836)	(459)	(56,377)	CITI

See Notes to Financial Statements.

Credit default swap agreements outstanding at April 30, 2023: (continued)

				Implied
				Credit		Upfront
Reference			Notional	Spread at		Premiums	Unrealized
Entity/	Termination	Fixed	Amount	April 30,	Fair	Paid	Appreciation
Obligation	Date	Rate	(000)#(3)	2023(4)	Value	(Received)	(Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Verizon Communications, Inc. (D33)	12/20/24	0.250%(Q)	6,316	0.694%	$ (42,625)	$(459)	$ (42,166)	CITI
Virgin Media Finance PLC (D33)	12/20/24	0.250%(Q)	6,316	2.048%	(176,050)	(459)	(175,591)	CITI
Volkswagen International Finance N.V. (D33)	12/20/24	0.250%(Q)	6,316	0.674%	(40,641)	(459)	(40,182)	CITI
Volvo AB (D33)	12/20/24	0.250%(Q)	6,316	1.084%	(81,489)	(459)	(81,030)	CITI
Walt Disney Co. (The) (D33)	12/20/24	0.250%(Q)	6,316	0.260%	806	(459)	1,265	CITI
Wells Fargo & Co. (D33)	12/20/24	0.250%(Q)	6,316	0.681%	(41,339)	(459)	(40,880)	CITI
Yum! Brands, Inc. (D33)	12/20/24	0.250%(Q)	6,316	0.362%	(9,416)	(459)	(8,957)	CITI
Advanced Micro Devices, Inc. (D34)	12/20/24	0.250%(Q)	6,522	0.259%	931	(474)	1,405	CITI
Ally Financial, Inc. (D34)	12/20/24	0.250%(Q)	6,522	2.567%	(232,584)	(474)	(232,110)	CITI
Altice Finco S.A. (D34)	12/20/24	0.250%(Q)	6,522	5.255%	(490,608)	(474)	(490,134)	CITI
Altice France S.A. (D34)	12/20/24	0.250%(Q)	6,522	5.913%	(549,075)	(474)	(548,601)	CITI
American Express Co. (D34)	12/20/24	0.250%(Q)	6,522	0.225%	4,518	(474)	4,992	CITI
Anglo American PLC (D34)	12/20/24	0.250%(Q)	6,522	0.655%	(40,066)	(474)	(39,592)	CITI
ArcelorMittal S.A. (D34)	12/20/24	0.250%(Q)	6,522	1.043%	(79,952)	(474)	(79,478)	CITI
AT&T, Inc. (D34)	12/20/24	0.250%(Q)	6,522	0.673%	(41,856)	(474)	(41,382)	CITI
Avis Budget Group, Inc. (D34)	12/20/24	0.250%(Q)	6,522	1.846%	(161,706)	(474)	(161,232)	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund    177

Schedule of Investments (unaudited) (continued)

as of April 30, 2023

Credit default swap agreements outstanding at April 30, 2023: (continued)

				Implied
				Credit		Upfront
Reference			Notional	Spread at		Premiums	Unrealized
Entity/	Termination	Fixed	Amount	April 30,	Fair	Paid	Appreciation
Obligation	Date	Rate	(000)#(3)	2023(4)	Value	(Received)	(Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Ball Corp. (D34)	12/20/24	0.250%(Q)	6,522	0.577%	$ (32,046)	$(474)	$ (31,572)	CITI
Bank of America Corp. (D34)	12/20/24	0.250%(Q)	6,522	0.854%	(60,519)	(474)	(60,045)	CITI
Barclays Bank PLC (D34)	12/20/24	0.250%(Q)	6,522	0.885%	(63,613)	(474)	(63,139)	CITI
BNP Paribas S.A. (D34)	12/20/24	0.250%(Q)	6,522	0.915%	(66,926)	(474)	(66,452)	CITI
Bouygues S.A. (D34)	12/20/24	0.250%(Q)	6,522	0.248%	2,064	(474)	2,538	CITI
British Telecommunications PLC (D34)	12/20/24	0.250%(Q)	6,522	0.396%	(13,252)	(474)	(12,778)	CITI
CCO Holdings LLC (D34)	12/20/24	0.250%(Q)	6,522	1.408%	(117,114)	(474)	(116,640)	CITI
Cellnex Telecom S.A. (D34)	12/20/24	0.250%(Q)	6,522	0.663%	(40,889)	(474)	(40,415)	CITI
CMA CGM S.A. (D34)	12/20/24	0.250%(Q)	6,522	1.714%	(147,783)	(474)	(147,309)	CITI
Comcast Corp. (D34)	12/20/24	0.250%(Q)	6,522	0.248%	2,082	(474)	2,556	CITI
Commerzbank AG (D34)	12/20/24	0.250%(Q)	6,522	0.565%	(30,715)	(474)	(30,241)	CITI
Continental AG (D34)	12/20/24	0.250%(Q)	6,522	0.552%	(29,403)	(474)	(28,929)	CITI
Cox Communications, Inc. (D34)	12/20/24	0.250%(Q)	6,522	0.236%	3,401	(474)	3,875	CITI
Dell, Inc. (D34)	12/20/24	0.250%(Q)	6,522	0.504%	(24,433)	(474)	(23,959)	CITI
Deutsche Lufthansa AG (D34)	12/20/24	0.250%(Q)	6,522	1.273%	(103,189)	(474)	(102,715)	CITI
Devon Energy Corp. (D34)	12/20/24	0.250%(Q)	6,522	0.590%	(33,382)	(474)	(32,908)	CITI
Domtar Corp. (D34)	12/20/24	0.250%(Q)	6,522	4.827%	(452,269)	(474)	(451,795)	CITI
Elis S.A. (D34)	12/20/24	0.250%(Q)	6,522	0.610%	(35,465)	(474)	(34,991)	CITI

See Notes to Financial Statements.

Credit default swap agreements outstanding at April 30, 2023: (continued)

				Implied
				Credit		Upfront
Reference			Notional	Spread at		Premiums	Unrealized
Entity/	Termination	Fixed	Amount	April 30,	Fair	Paid	Appreciation
Obligation	Date	Rate	(000)#(3)	2023(4)	Value	(Received)	(Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Elo S.A. (D34)	12/20/24	0.250%(Q)	6,522	0.726%	$ (47,410)	$(474)	$ (46,936)	CITI
Expedia Group, Inc. (D34)	12/20/24	0.250%(Q)	6,522	0.486%	(22,562)	(474)	(22,088)	CITI
Faurecia SE (D34)	12/20/24	0.250%(Q)	6,522	1.794%	(156,060)	(474)	(155,586)	CITI
Ford Motor Co. (D34)	12/20/24	0.250%(Q)	6,522	1.644%	(140,850)	(474)	(140,376)	CITI
Ford Motor Co. (D34)	12/20/24	0.250%(Q)	6,522	1.697%	(146,160)	(474)	(145,686)	CITI
General Electric Co. (D34)	12/20/24	0.250%(Q)	6,522	0.435%	(17,280)	(474)	(16,806)	CITI
General Motors Co. (D34)	12/20/24	0.250%(Q)	6,522	1.024%	(77,977)	(474)	(77,503)	CITI
Genworth Holdings, Inc. (D34)	12/20/24	0.250%(Q)	6,522	0.746%	(49,488)	(474)	(49,014)	CITI
GKN Holdings Ltd. (D34)	12/20/24	0.250%(Q)	6,522	0.560%	(30,269)	(474)	(29,795)	CITI
Glencore International AG (D34)	12/20/24	0.250%(Q)	6,522	0.939%	(69,243)	(474)	(68,769)	CITI
Goldman Sachs Group, Inc. (The) (D34)	12/20/24	0.250%(Q)	6,522	0.729%	(47,617)	(474)	(47,143)	CITI
Goodyear Tire & Rubber Co. (The) (D34)	12/20/24	0.250%(Q)	6,522	1.729%	(149,814)	(474)	(149,340)	CITI
HCA, Inc. (D34)	12/20/24	0.250%(Q)	6,522	0.427%	(16,492)	(474)	(16,018)	CITI
HeidelbergCement AG (D34)	12/20/24	0.250%(Q)	6,522	0.543%	(28,490)	(474)	(28,016)	CITI
HP, Inc. (D34)	12/20/24	0.250%(Q)	6,522	0.465%	(20,404)	(474)	(19,930)	CITI
INEOS Group Holdings S.A. (D34)	12/20/24	0.250%(Q)	6,522	1.549%	(131,252)	(474)	(130,778)	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund    179

Schedule of Investments (unaudited) (continued)

as of April 30, 2023

Credit default swap agreements outstanding at April 30, 2023: (continued)

				Implied
				Credit		Upfront
Reference			Notional	Spread at		Premiums	Unrealized
Entity/	Termination	Fixed	Amount	April 30,	Fair	Paid	Appreciation
Obligation	Date	Rate	(000)#(3)	2023(4)	Value	(Received)	(Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
International Business Machines Corp. (D34)	12/20/24	0.250%(Q)	6,522	0.223%	$4,702	$(474)	$5,176	CITI
ITV PLC (D34)	12/20/24	0.250%(Q)	6,522	0.579%	(32,205)	(474)	(31,731)	CITI
J Sainsbury PLC (D34)	12/20/24	0.250%(Q)	6,522	0.326%	(5,991)	(474)	(5,517)	CITI
Jaguar Land Rover Automotive PLC (D34)	12/20/24	0.250%(Q)	6,522	4.561%	(424,601)	(474)	(424,127)	CITI
JPMorgan Chase & Co. (D34)	12/20/24	0.250%(Q)	6,522	0.490%	(22,966)	(474)	(22,492)	CITI
K&S AG (D34)	12/20/24	0.250%(Q)	6,522	1.142%	(89,980)	(474)	(89,506)	CITI
Koninklijke KPN NV (D34)	12/20/24	0.250%(Q)	6,522	0.234%	3,565	(474)	4,039	CITI
Kraft Heinz Foods Co. (D34)	12/20/24	0.250%(Q)	6,522	0.291%	(2,336)	(474)	(1,862)	CITI
Marks & Spencer PLC (D34)	12/20/24	0.250%(Q)	6,522	1.074%	(83,137)	(474)	(82,663)	CITI
Marriott International, Inc. (D34)	12/20/24	0.250%(Q)	6,522	0.317%	(5,104)	(474)	(4,630)	CITI
MGIC Investment Corp. (D34)	12/20/24	0.250%(Q)	6,522	0.578%	(32,090)	(474)	(31,616)	CITI
Morgan Stanley (D34)	12/20/24	0.250%(Q)	6,522	0.666%	(41,154)	(474)	(40,680)	CITI
Naturgy Energy Group S.A. (D34)	12/20/24	0.250%(Q)	6,522	0.459%	(19,763)	(474)	(19,289)	CITI
NatWest Group PLC (D34)	12/20/24	0.250%(Q)	6,522	1.008%	(76,542)	(474)	(76,068)	CITI

See Notes to Financial Statements.

Credit default swap agreements outstanding at April 30, 2023: (continued)

				Implied
				Credit		Upfront
Reference			Notional	Spread at		Premiums	Unrealized
Entity/	Termination	Fixed	Amount	April 30,	Fair	Paid	Appreciation
Obligation	Date	Rate	(000)#(3)	2023(4)	Value	(Received)	(Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Netflix, Inc. (D34)	12/20/24	0.250%(Q)	6,522	0.307%	$ (4,066)	$(474)	$(3,592)	CITI
Next PLC (D34)	12/20/24	0.250%(Q)	6,522	0.547%	(28,926)	(474)	(28,452)	CITI
Olin Corp. (D34)	12/20/24	0.250%(Q)	6,522	0.733%	(48,167)	(474)	(47,693)	CITI
Paramount Global (D34)	12/20/24	0.250%(Q)	6,522	0.765%	(51,416)	(474)	(50,942)	CITI
Pfizer, Inc. (D34)	12/20/24	0.250%(Q)	6,522	0.165%	10,809	(474)	11,283	CITI
Picard Bondco S.A. (D34)	12/20/24	0.250%(Q)	6,522	3.362%	(308,475)	(474)	(308,001)	CITI
Publicis Groupe S.A. (D34)	12/20/24	0.250%(Q)	6,522	0.293%	(2,608)	(474)	(2,134)	CITI
Radian Group, Inc. (D34)	12/20/24	0.250%(Q)	6,522	1.130%	(88,930)	(474)	(88,456)	CITI
Renault S.A. (D34)	12/20/24	0.250%(Q)	6,522	1.240%	(100,081)	(474)	(99,607)	CITI
Reynolds American, Inc. (D34)	12/20/24	0.250%(Q)	6,522	0.483%	(22,340)	(474)	(21,866)	CITI
Rolls-Royce Holdings PLC (D34)	12/20/24	0.250%(Q)	6,522	1.494%	(125,696)	(474)	(125,222)	CITI
Schaeffler AG (D34)	12/20/24	0.250%(Q)	6,522	0.898%	(65,007)	(474)	(64,533)	CITI
Sealed Air Corp. (D34)	12/20/24	0.250%(Q)	6,522	0.592%	(33,605)	(474)	(33,131)	CITI
Societe Generale S.A. (D34)	12/20/24	0.250%(Q)	6,522	1.319%	(108,308)	(474)	(107,834)	CITI
Sprint Communications LLC (D34)	12/20/24	0.250%(Q)	6,522	0.543%	(28,437)	(474)	(27,963)	CITI
Stellantis NV (D34)	12/20/24	0.250%(Q)	6,522	0.672%	(41,816)	(474)	(41,342)	CITI
TDC Holding A/S (D34)	12/20/24	0.250%(Q)	6,522	0.436%	(17,433)	(474)	(16,959)	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund    181

Schedule of Investments (unaudited) (continued)

as of April 30, 2023

Credit default swap agreements outstanding at April 30, 2023: (continued)

				Implied
				Credit		Upfront
Reference			Notional	Spread at		Premiums	Unrealized
Entity/	Termination	Fixed	Amount	April 30,	Fair	Paid	Appreciation
Obligation	Date	Rate	(000)#(3)	2023(4)	Value	(Received)	(Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Telefonaktiebolaget LM Ericsson (D34)	12/20/24	0.250%(Q)	6,522	0.743%	$ (49,131)	$(474)	$ (48,657)	CITI
Tenet Healthcare Corp. (D34)	12/20/24	0.250%(Q)	6,522	1.036%	(79,332)	(474)	(78,858)	CITI
Tesco PLC (D34)	12/20/24	0.250%(Q)	6,522	0.347%	(8,231)	(474)	(7,757)	CITI
Tesla, Inc. (D34)	12/20/24	0.250%(Q)	6,522	0.981%	(73,553)	(474)	(73,079)	CITI
thyssenkrupp AG (D34)	12/20/24	0.250%(Q)	6,522	1.412%	(117,465)	(474)	(116,991)	CITI
T-Mobile USA, Inc. (D34)	12/20/24	0.250%(Q)	6,522	0.649%	(39,445)	(474)	(38,971)	CITI
TUI AG (D34)	12/20/24	0.250%(Q)	6,522	5.568%	(517,755)	(474)	(517,281)	CITI
Unibail-Rodamco-Westfield SE (D34)	12/20/24	0.250%(Q)	6,522	1.267%	(102,825)	(474)	(102,351)	CITI
UniCredit SpA (D34)	12/20/24	0.250%(Q)	6,522	1.913%	(168,686)	(474)	(168,212)	CITI
Valeo SE (D34)	12/20/24	0.250%(Q)	6,522	1.252%	(101,240)	(474)	(100,766)	CITI
Verisure Holding AB (D34)	12/20/24	0.250%(Q)	6,522	0.837%	(58,689)	(474)	(58,215)	CITI
Verizon Communications, Inc. (D34)	12/20/24	0.250%(Q)	6,522	0.694%	(44,014)	(474)	(43,540)	CITI
Vivendi SE (D34)	12/20/24	0.250%(Q)	6,522	0.516%	(25,717)	(474)	(25,243)	CITI
Volkswagen International Finance N.V. (D34)	12/20/24	0.250%(Q)	6,522	0.674%	(41,966)	(474)	(41,492)	CITI
Volvo AB (D34)	12/20/24	0.250%(Q)	6,522	1.084%	(84,147)	(474)	(83,673)	CITI
Walt Disney Co. (The) (D34)	12/20/24	0.250%(Q)	6,522	0.260%	832	(474)	1,306	CITI

See Notes to Financial Statements.

Credit default swap agreements outstanding at April 30, 2023: (continued)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Wells Fargo & Co. (D34)	12/20/24	0.250%(Q)	6,522	0.681%	$(42,687)	$(474)	$(42,213)	CITI
Yum! Brands, Inc. (D34)	12/20/24	0.250%(Q)	6,522	0.362%	(9,723)	(474)	(9,249)	CITI

					$(125,087,774)	$(3,009,092)	$(122,078,682)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on credit indices — Buy Protection(1)**:
CDX.EM.30.V4 (D01)	12/20/23	1.000%(Q)	72,250	$(279,108)	$17,789	$(296,897)	BARC
CDX.EM.30.V4 (D02)	12/20/23	1.000%(Q)	297,500	(1,149,271)	(16,667)	(1,132,604)	BARC
CDX.EM.30.V4 (D03)	12/20/23	1.000%(Q)	127,500	(492,545)	12,124	(504,669)	BARC
CDX.EM.30.V4 (D04)	12/20/23	1.000%(Q)	85,000	(328,364)	6,561	(334,925)	CITI
CDX.EM.30.V4 (D05)	12/20/23	1.000%(Q)	85,000	(328,363)	8,805	(337,168)	CITI
CDX.EM.34.V3 (D06)	12/20/25	1.000%(Q)	89,240	3,739,665	1,108	3,738,557	MSI
CDX.EM.34.V4 (D07)	12/20/25	1.000%(Q)	92,000	3,855,324	(15,857)	3,871,181	CITI
CDX.EM.34.V5 (D08)	12/20/25	1.000%(Q)	184,000	7,710,649	(31,713)	7,742,362	MSI
CDX.EM.34.V6 (D09)	12/20/25	1.000%(Q)	184,000	7,710,649	(31,713)	7,742,362	MSI
CDX.EM.36.V3 (D13)	12/20/26	1.000%(Q)	23,000	731,905	23,900	708,005	BOA
CDX.EM.36.V3 (D14)	12/20/26	1.000%(Q)	184,000	5,855,238	171,178	5,684,060	CITI
CDX.EM.36.V3 (D15)	12/20/26	1.000%(Q)	92,000	2,927,620	99,595	2,828,025	MSI
CDX.EM.36.V3 (D16)	12/20/26	1.000%(Q)	460,000	14,638,096	778,083	13,860,013	BARC
CDX.EM.36.V3 (D17)	12/20/26	1.000%(Q)	92,000	2,927,619	124,747	2,802,872	MSI
CDX.EM.36.V3 (D18)	12/20/26	1.000%(Q)	46,000	1,463,810	11,827	1,451,983	BOA
CDX.EM.36.V3 (D19)	12/20/26	1.000%(Q)	92,000	2,927,620	(39,515)	2,967,135	MSI
CDX.EM.36.V3 (D20)	12/20/26	1.000%(Q)	184,000	5,855,239	20,548	5,834,691	MSI
CDX.EM.35.V3 (D21)	06/20/26	1.000%(Q)	92,000	2,325,349	32,435	2,292,914	BARC
CDX.EM.36.V3 (D22)	12/20/26	1.000%(Q)	13,800	439,143	(5,047)	444,190	BOA
CDX.Capetown.0-5% (D27)^	06/20/24	0.250%(Q)	25,000	3,983,825	9,028	3,974,797	CITI
CDX.Capetown.10-100% (D27)^	06/20/24	0.250%(Q)	450,000	(585,700)	162,500	(748,200)	CITI
CDX.Capetown.5-10% (D27)^	06/20/24	0.250%(Q)	25,000	355,425	9,028	346,397	CITI
CDX.Copenhagen.0-5% (D28)^	12/20/24	0.250%(Q)	25,000	4,619,345	9,832	4,609,513	CITI
CDX.Copenhagen.10-15% (D28)^	12/20/24	0.250%(Q)	25,000	8,378,232	9,832	8,368,400	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund    183

Schedule of Investments (unaudited) (continued)

as of April 30, 2023

Credit default swap agreements outstanding at April 30, 2023: (continued)

						Upfront
Reference				Notional		Premiums	Unrealized
Entity/	Termination	Fixed		Amount	Fair	Paid	Appreciation
Obligation	Date	Rate		(000)#(3)	Value	(Received)	(Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on credit indices — Buy Protection(1)**(cont’d.):
CDX.Copenhagen.15-100% (D28)^	12/20/24	0.250%(Q	)	425,000	$(857,788)	$167,137	$(1,024,925)	CITI
CDX.Copenhagen.5-10% (D28)^	12/20/24	0.250%(Q	)	25,000	125,843	9,832	116,011	CITI
CDX.Hilo.0-5% (D29)^	06/20/24	0.250%(Q	)	25,000	3,489,445	9,028	3,480,417	CITI
CDX.Hilo.10-15% (D29)^	06/20/24	0.250%(Q	)	12,500	125,494	4,514	120,980	CITI
CDX.Hilo.15-100% (D29)^	06/20/24	0.250%(Q	)	425,000	(774,981)	153,472	(928,453)	CITI
CDX.Hilo.5-10% (D29)^	06/20/24	0.250%(Q	)	12,500	22,591	4,514	18,077	CITI
CDX.Hilo.5-15% (D29)^	06/20/24	0.250%(Q	)	25,000	148,085	9,028	139,057	CITI
CDX.Wainscott.0-5% (D30)^	12/20/23	0.250%(Q	)	25,000	208,104	7,460	200,644	CITI
CDX.Wainscott.10-100% (D30)^	12/20/23	0.250%(Q	)	450,000	(495,862)	134,278	(630,140)	CITI
CDX.Wainscott.5-10% (D30)^	12/20/23	0.250%(Q	)	25,000	3,342,114	7,460	3,334,654	CITI
CDX.Newport.0-5% (D31)^	12/20/24	0.250%(Q	)	25,000	467,495	9,832	457,663	CITI
CDX.Newport.10-15% (D31)^	12/20/24	0.250%(Q	)	25,000	1,193,704	9,832	1,183,872	CITI
CDX.Newport.15-100% (D31)^	12/20/24	0.250%(Q	)	425,000	(41,232)	(630,467)	589,235	CITI
CDX.Newport.5-10% (D31)^	12/20/24	0.250%(Q	)	25,000	370,902	9,832	361,070	CITI
CDX.Saltlake.0-5% (D32)^	06/20/24	0.250%(Q	)	75,000	16,295,174	5,332	16,289,842	CITI
CDX.Saltlake.10-100% (D32)^	06/20/24	0.250%(Q	)	1,350,000	(760,713)	(834,676)	73,963	CITI
CDX.Saltlake.5-10% (D32)^	06/20/24	0.250%(Q	)	75,000	1,854,146	5,332	1,848,814	CITI
CDX.New York.0-5% (D33)^	12/20/24	0.250%(Q	)	30,000	6,821,016	2,179	6,818,837	CITI
CDX.New York.10-100% (D33)^	12/20/24	0.250%(Q	)	540,000	(293,136)	39,220	(332,356)	CITI
CDX.New York.5-10% (D33)^	12/20/24	0.250%(Q	)	30,000	913,091	2,179	910,912	CITI

See Notes to Financial Statements.

Credit default swap agreements outstanding at April 30, 2023: (continued)

						Upfront
Reference				Notional		Premiums	Unrealized
Entity/	Termination	Fixed		Amount	Fair	Paid	Appreciation
Obligation	Date	Rate		(000)#(3)	Value	(Received)	(Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on credit indices — Buy Protection(1)**(cont’d.):
CDX.Zanzibar.0-5% (D34)^	12/20/24	0.250%(Q	)	30,000	$7,022,279	$2,179	$7,020,100	CITI
CDX.Zanzibar.10-100% (D34)^	12/20/24	0.250%(Q	)	360,000	(241,789)	26,147	(267,936)	CITI
CDX.Zanzibar.15-100% (D34)^	12/20/24	0.250%(Q	)	170,000	(208,527)	12,347	(220,874)	CITI
CDX.Zanzibar.5-10% (D34)^	12/20/24	0.250%(Q	)	20,000	573,726	1,453	572,273	CITI
CDX.Zanzibar.5-15% (D34)^	12/20/24	0.250%(Q	)	20,000	374,496	1,453	373,043	CITI

					$116,955,079	$537,305	$116,417,774

					Implied
					Credit		Upfront
Reference				Notional	Spread at		Premiums	Unrealized
Entity/	Termination	Fixed		Amount	April 30,	Fair	Paid	Appreciation
Obligation	Date	Rate		(000)#(3)	2023(4)	Value	(Received)	(Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices — Sell Protection(2)**:
CDX.EM.32.V4 (D10)	12/20/24	1.000%(Q	)	42,500	0.989%	$56,766	$(13,534)	$70,300	MSI
CDX.EM.35.V3 (D11)	06/20/26	1.000%(Q	)	36,800	1.923%	(930,140)	(45,371)	(884,769)	BOA
CDX.EM.35.V3 (D12)	06/20/26	1.000%(Q	)	4,600	1.923%	(116,267)	(6,624)	(109,643)	BOA
CDX.EM.33.V4 (D23)	06/20/25	1.000%(Q	)	98,027	1.117%	(119,696)	(258,181)	138,485	GSI
CDX.EM.39.V1 (D24)	06/20/28	1.000%(Q	)	100,000	2.379%	(5,923,691)	(41,471)	(5,882,220)	GSI

See Notes to Financial Statements.

PGIM Total Return Bond Fund    185

Schedule of Investments (unaudited) (continued)

as of April 30, 2023

Credit default swap agreements outstanding at April 30, 2023: (continued)

					Implied
					Credit		Upfront
Reference				Notional	Spread at		Premiums	Unrealized
Entity/	Termination	Fixed		Amount	April 30,	Fair	Paid	Appreciation
Obligation	Date	Rate		(000)#(3)	2023(4)	Value	(Received)	(Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on credit indices — Sell Protection(2)(cont’d.)**:
CDX.EM.39.V1 (D25)	06/20/28	1.000%(Q	)	200,000	2.379%	$(11,847,382)	$(88,445)	$(11,758,937)	BARC
CDX.EM.39.V1 (D26)	06/20/28	1.000%(Q	)	50,000	2.379%	(2,961,845)	(23,488)	(2,938,357)	BARC

						$(21,842,255)	$(477,114)	$(21,365,141)

**

The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s). Individual packages in the tables above are denoted by the corresponding footnotes (D01 - D26). The Fund also bought/sold protection on a customized CDX Index and bought/sold protection on the corporate issuers which comprise the index. The upfront premium is attached to the index of the trade for the customized CDX package(s). Each swap is priced individually. The Index trades are divided into tranches differentiated by a percentage range representing the risk of default of the underlying issuers; individual tranches will be reduced according to corresponding aggregate rates of default. Individual packages in the tables above are denoted by the corresponding footnotes (D27 – D34).

Implied
					Credit		Upfront
Reference				Notional	Spread at		Premiums	Unrealized
Entity/	Termination	Fixed		Amount	April 30,	Fair	Paid	Appreciation
Obligation	Date	Rate		(000)#(3)	2023(4)	Value	(Received)	(Depreciation)	Counterparty

OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJA††	05/14/23	0.500	%(M)	448,223	*	$360,580	$(48,419)	$408,999	GSI

††	The value of the contract, GS_21-PJA is derived from the aggregate credit performance of a pool of senior prime jumbo mortgages. The pool of prime jumbo mortgages is reset monthly.

						Upfront
Reference				Notional		Premiums	Unrealized
Entity/	Termination	Fixed		Amount	Fair	Paid	Appreciation
Obligation	Date	Rate		(000)#(3)	Value	(Received)	(Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Eskom Holdings SOC Ltd.	12/20/23	1.000%(Q	)	EUR 39,620	$(2,986)	$1,262,453	$(1,265,439)	DB
Gazprom PAO	12/20/23	1.000%(Q	)	41,000	6,491,428	8,537,705	(2,046,277)	BARC
Gazprom PAO	12/20/23	1.000%(Q	)	2,100	332,488	505,165	(172,677)	GSI
Gazprom PAO	06/20/24	1.000%(Q	)	6,000	1,180,882	1,968,060	(787,178)	BARC
Gazprom PAO	06/20/24	1.000%(Q	)	5,000	984,068	1,589,975	(605,907)	HSBC

See Notes to Financial Statements.

Credit default swap agreements outstanding at April 30, 2023: (continued)

						Upfront
Reference				Notional		Premiums	Unrealized
Entity/	Termination	Fixed		Amount	Fair	Paid	Appreciation
Obligation	Date	Rate		(000)#(3)	Value	(Received)	(Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
Gazprom PAO	12/20/24	1.000	%(Q)	1,200	$258,554	$456,800	$(198,246)	GSI
Gazprom PAO	06/20/27	1.000	%(Q)	4,600	1,206,562	2,341,646	(1,135,084)	JPM
Petroleos Mexicanos	06/20/24	1.000	%(Q)	17,000	434,945	457,688	(22,743)	CITI
Republic of Italy	12/20/27	1.000	%(Q)	EUR 89,075	(1,276,377)	(3,137,816)	1,861,439	BARC
Republic of Italy	12/20/27	1.000	%(Q)	EUR 40,000	(573,169)	(1,409,066)	835,897	BARC
U.S. Treasury Notes	12/20/27	0.250	%(Q)	EUR 24,050	557,851	130,601	427,250	BARC
U.S. Treasury Notes	12/20/32	0.250	%(Q)	EUR 12,190	356,585	146,893	209,692	BNP
United Mexican States	06/20/23	1.000	%(Q)	19,685	(47,643)	3,893	(51,536)	CITI
United Mexican States	06/20/23	1.000	%(Q)	19,445	(47,063)	9,745	(56,808)	CITI
United Mexican States	06/20/23	1.000	%(Q)	6,615	(16,011)	1,230	(17,241)	CITI
United Mexican States	06/20/23	1.000	%(Q)	6,450	(15,611)	3,620	(19,231)	CITI
United Mexican States	06/20/23	1.000	%(Q)	6,435	(15,575)	3,316	(18,891)	CITI
United Mexican States	06/20/23	1.000	%(Q)	3,210	(7,770)	634	(8,404)	CITI
United Mexican States	12/20/24	1.000	%(Q)	31,000	(350,852)	(150,172)	(200,680)	BARC
United Mexican States	12/20/24	1.000	%(Q)	26,000	(294,263)	(101,536)	(192,727)	BARC
United Mexican States	12/20/24	1.000	%(Q)	6,250	(70,736)	17,299	(88,035)	CITI
United Mexican States	12/20/24	1.000	%(Q)	5,745	(65,020)	13,281	(78,301)	CITI
United Mexican States	12/20/24	1.000	%(Q)	4,000	(45,271)	(5,572)	(39,699)	CITI
					$8,975,016	$12,645,842	$(3,670,826)

					Implied
					Credit		Upfront
Reference				Notional	Spread at		Premiums	Unrealized
Entity/	Termination	Fixed		Amount	April 30,	Fair	Paid	Appreciation
Obligation	Date	Rate		(000)#(3)	2023(4)	Value	(Received)	(Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
AT&T, Inc.	06/20/23	1.000	%(Q)	23,080	0.459%	$45,054	$1,569	$43,485	GSI
Boeing Co.	06/20/24	1.000	%(Q)	47,780	0.519%	312,866	75,334	237,532	GSI
Cemex	06/20/24	5.000	%(Q)	13,400	2.126%	504,343	263,152	241,191	CSI

See Notes to Financial Statements.

PGIM Total Return Bond Fund    187

Schedule of Investments (unaudited) (continued)

as of April 30, 2023

Credit default swap agreements outstanding at April 30, 2023: (continued)

					Implied
					Credit		Upfront
Reference				Notional	Spread at		Premiums	Unrealized
Entity/	Termination	Fixed		Amount	April 30,	Fair	Paid	Appreciation
Obligation	Date	Rate		(000)#(3)	2023(4)	Value	(Received)	(Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Eskom Holdings SOC Ltd.	12/20/23	1.000	%(Q)	45,000	1.171%	$3,389	$(1,110,618)	$1,114,007	DB
General Motors Co.	06/20/26	5.000	%(Q)	14,920	1.386%	1,649,170	1,827,199	(178,029)	GSI
Generalitat de Catalunya	12/20/25	1.000	%(Q)	29,800	*	484,586	(150,245)	634,831	DB
Government of Japan	06/20/28	1.000	%(Q)	35,000	0.230%	1,310,756	1,255,943	54,813	CITI
Halliburton Co.	12/20/26	1.000	%(Q)	27,820	0.585%	423,518	194,214	229,304	GSI
Host Hotels & Resorts LP	06/20/24	1.000	%(Q)	15,790	0.448%	116,040	69,783	46,257	GSI
International Bank for Reconstruction & Development	06/20/23	0.250	%(Q)	150,000	0.126%	117,366	20,505	96,861	BOA
International Bank for Reconstruction & Development	06/20/23	0.250	%(Q)	100,000	0.126%	47,162	13,665	33,497	BOA
Israel Electric Corp. Ltd.	06/20/24	1.000	%(Q)	ILS 200,000	0.647%	282,107	171,466	110,641	DB
Israel Electric Corp. Ltd.	12/20/24	1.000	%(Q)	3,000	1.100%	(1,254)	12,655	(13,909)	BARC
Millicom International Cellular S.A.^	12/20/25	1.000	%(Q)	5,060	3.431%	(228,839)	(322,124)	93,285	BOA
Petroleos Mexicanos	06/20/23	1.000	%(Q)	16,205	2.457%	(15,355)	(34,183)	18,828	CITI
Petroleos Mexicanos	06/20/23	1.000	%(Q)	12,620	2.457%	(11,958)	(11,663)	(295)	CSI
Petroleos Mexicanos	06/20/23	1.000	%(Q)	12,522	2.457%	(11,865)	(22,005)	10,140	CITI
Petroleos Mexicanos	06/20/23	1.000	%(Q)	5,515	2.457%	(5,226)	(9,737)	4,511	CITI
Petroleos Mexicanos	06/20/23	1.000	%(Q)	5,365	2.457%	(5,083)	(11,597)	6,514	CITI
Petroleos Mexicanos	06/20/23	1.000	%(Q)	5,360	2.457%	(5,079)	(11,377)	6,298	CITI

See Notes to Financial Statements.

Credit default swap agreements outstanding at April 30, 2023: (continued)

					Implied
					Credit		Upfront
Reference				Notional	Spread at		Premiums	Unrealized
Entity/	Termination	Fixed		Amount	April 30,	Fair	Paid	Appreciation
Obligation	Date	Rate		(000)#(3)	2023(4)	Value	(Received)	(Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Petroleos Mexicanos	06/20/23	1.000	%(Q)	2,730	2.457%	$(2,587)	$(4,795)	$2,208	CITI
Petroleos Mexicanos	12/20/24	1.000	%(Q)	31,000	4.056%	(1,424,179)	(510,150)	(914,029)	BARC
Petroleos Mexicanos	12/20/24	1.000	%(Q)	26,000	4.056%	(1,194,473)	(445,532)	(748,941)	BARC
Petroleos Mexicanos	12/20/24	1.000	%(Q)	6,250	4.056%	(287,133)	(195,803)	(91,330)	CITI
Petroleos Mexicanos	12/20/24	1.000	%(Q)	5,745	4.056%	(263,933)	(177,887)	(86,046)	CITI
Petroleos Mexicanos	12/20/24	1.000	%(Q)	4,000	4.056%	(183,765)	(89,800)	(93,965)	CITI
Petroleos Mexicanos	06/20/25	1.000	%(Q)	7,000	4.384%	(455,986)	(230,372)	(225,614)	CITI
Petroleos Mexicanos	12/20/28	1.000	%(Q)	10,000	6.452%	(2,300,727)	(987,255)	(1,313,472)	CITI
Republic of Hungary	06/20/24	1.000	%(Q)	25,000	0.803%	84,316	176,736	(92,420)	CITI
Republic of Hungary	12/20/24	1.000	%(Q)	15,000	1.005%	16,399	132,948	(116,549)	CITI
Republic of Serbia	12/20/25	1.000	%(Q)	5,700	1.474%	(60,462)	(4,386)	(56,076)	BNP
Simon Property Group LP	06/20/26	1.000	%(Q)	68,920	0.712%	664,261	502,719	161,542	GSI
Targa Resources Partners LP	06/20/23	5.000	%(Q)	28,630	0.406%	358,039	137,444	220,595	MSI
Targa Resources Partners LP	06/20/23	5.000	%(Q)	18,690	0.406%	233,732	93,877	139,855	MSI
Verizon Communications, Inc.	06/20/26	1.000	%(Q)	40,810	0.809%	276,046	537,614	(261,568)	GSI

						$471,246	$1,157,294	$(686,048)

Reference				Notional		Value at	Unrealized
Entity/	Termination	Fixed		Amount	Value at	April 30,	Appreciation
Obligation	Date	Rate		(000)#(3)	Trade Date	2023	(Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.40.V1	06/20/28	1.000	%(Q)	7,352,184	$(48,698,413)	$(91,233,789)	$(42,535,376)

See Notes to Financial Statements.

PGIM Total Return Bond Fund    189

Schedule of Investments (unaudited) (continued)

as of April 30, 2023

Credit default swap agreements outstanding at April 30, 2023: (continued)

					Implied Credit
Reference				Notional	Spread at		Value at	Unrealized
Entity/	Termination	Fixed		Amount	April 30,	Value at	April 30,	Appreciation
Obligation	Date	Rate		(000)#(3)	2023(4)	Trade Date	2023	(Depreciation)

Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.40.V1	06/20/28	5.000	%(Q)	440,000	4.648%	$3,953,681	$8,799,280	$4,845,599
CDX.NA.IG.39.V1	12/20/27	1.000	%(Q)	200,000	*	2,175,735	2,505,991	330,256

						$6,129,416	$11,305,271	$5,175,855

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit

See Notes to Financial Statements.

derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at April 30, 2023:

Notional						Value at	Unrealized
Amount		Termination	Fixed	Floating	Value at	April 30,	Appreciation
(000)#		Date	Rate	Rate	Trade Date	2023	(Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
GBP	30,823	05/08/23	0.950%(A)	1 Day SONIA(1)(A)/ 4.179%	$(702,262)	$1,261,324	$1,963,586
GBP	68,465	05/08/24	0.950%(A)	1 Day SONIA(1)(A)/ 4.179%	269,446	4,652,200	4,382,754
GBP	280,000	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 4.179%	(13,420,212)	37,357,722	50,777,934
GBP	40,000	05/08/30	1.100%(A)	1 Day SONIA(1)(A)/ 4.179%	(2,744,672)	8,899,695	11,644,367
GBP	35,625	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 4.179%	(1,550,973)	8,461,214	10,012,187
	1,512,042	03/08/24	5.386%(T)	1 Day SOFR(2)(T)/ 4.810%	(4,622)	6,750,594	6,755,216
	1,168,017	03/09/24	5.488%(T)	1 Day SOFR(2)(T)/ 4.810%	—	6,449,784	6,449,784
	542,296	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 4.810%	—	7,661,707	7,661,707
	691,968	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 4.810%	—	11,950,330	11,950,330
	1,273,101	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 4.810%	—	21,436,056	21,436,056

					$(18,153,295)	$114,880,626	$133,033,921

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

See Notes to Financial Statements.

PGIM Total Return Bond Fund    191

Schedule of Investments (unaudited) (continued)

as of April 30, 2023

Total return swap agreements outstanding at April 30, 2023:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day USOIS -55bps(T)/ 4.280%	JPM	06/20/23	(38,744)	$558,034	$—	$558,034
Total Return Benchmark Bond Index(T)	1 Day USOIS -67bps(T)/ 4.160%	GSI	09/20/23	(144,291)	(3,633,597)	—	(3,633,597)

					$(3,075,563)	$—	$(3,075,563)

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$25,430,405	$(14,273,971)	$175,039,266	$(186,745,650)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$—	$183,707,312
JPS	—	288,452,867
Total	$—	$472,160,179

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

The following is a summary of the inputs used as of April 30, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$358,851,129	$—
Collateralized Loan Obligations	—	8,567,848,753	—
Consumer Loans	—	207,184,605	—
Home Equity Loans	—	8,298,686	—
Other	—	217,725,712	—
Residential Mortgage-Backed Securities	—	120,441,694	55,555,899
Small Business Loan	—	592	—
Student Loans	—	111,486,786	—
Commercial Mortgage-Backed Securities	—	4,121,825,709	—
Convertible Bond	—	12,849	—
Corporate Bonds	—	14,428,878,736	220,685,646
Floating Rate and Other Loans	—	506,190,056	—
Municipal Bonds	—	288,240,539	—
Residential Mortgage-Backed Securities	—	1,217,470,121	—
Sovereign Bonds	—	1,644,756,721	—
U.S. Government Agency Obligations	—	6,888,726,368	—
U.S. Treasury Obligations	—	2,788,208,388	—
Common Stocks	51,068,459	1,758,524	7,060,440
Preferred Stocks	8,649,040	—	—
Rights	—	—	80,537
Short-Term Investments
Affiliated Mutual Funds	5,196,300,516	—	—
Unaffiliated Fund	727,916,959	—	—

Total	$5,983,934,974	$41,477,905,968	$283,382,522

Liabilities
Options Written	$—	$(502,331)	$(11,421)

Other Financial Instruments*
Assets
Centrally Cleared Swaptions Purchased	$—	$31,289	$—
Centrally Cleared Swaptions Written	—	3,522,215	—
Futures Contracts	178,092,145	—	—
OTC Forward Foreign Currency Exchange Contracts	—	49,628,330	—
OTC Cross Currency Exchange Contracts	—	138,116	—
OTC Packaged Credit Default Swap Agreements	—	105,969,736	60,684,532
Centrally Cleared Credit Default Swap Agreements	—	5,175,855	—
OTC Credit Default Swap Agreements	—	18,732,513	360,580
Centrally Cleared Interest Rate Swap Agreements	—	133,033,921	—
OTC Total Return Swap Agreement	—	558,034	—

Total	$178,092,145	$316,790,009	$61,045,112

See Notes to Financial Statements.

PGIM Total Return Bond Fund    193

Schedule of Investments (unaudited) (continued)

as of April 30, 2023

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Liabilities
Centrally Cleared Swaptions Purchased	$—	$(3,207,800)	$—
Centrally Cleared Swaptions Written	—	(10,366)	—
Futures Contracts	(68,065,698)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(63,000,930)	—
OTC Cross Currency Exchange Contracts	—	(1,198,824)	—
OTC Packaged Credit Default Swap Agreements	—	(169,675,769)	(4,259,728)
Centrally Cleared Credit Default Swap Agreement	—	(42,535,376)	—
OTC Credit Default Swap Agreements	—	(9,057,412)	(228,839)
OTC Total Return Swap Agreement	—	(3,633,597)	—

Total	$(68,065,698)	$(292,320,074)	$(4,488,567)

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as centrally cleared swaptions, futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2023 were as follows:

Collateralized Loan Obligations	21.0%
U.S. Government Agency Obligations	16.9
Affiliated Mutual Funds (1.9% represents investments purchased with collateral from securities on loan)	12.7
Banks	10.6
Commercial Mortgage-Backed Securities	10.1
U.S. Treasury Obligations	6.8
Sovereign Bonds	4.0
Residential Mortgage-Backed Securities	3.4
Electric	3.0
Telecommunications	2.3
Oil & Gas	2.1
Unaffiliated Fund	1.8
Pipelines	1.8
Healthcare-Services	1.7
Pharmaceuticals	1.6
Media	1.1
Diversified Financial Services	1.0
Foods	1.0
Aerospace & Defense	1.0
Retail	0.9
Automobiles	0.9
Commercial Services	0.9

Auto Manufacturers	0.8%
Insurance	0.7
Municipal Bonds	0.7
Real Estate Investment Trusts (REITs)	0.6
Chemicals	0.6
Other	0.5
Agriculture	0.5
Consumer Loans	0.5
Semiconductors	0.5
Airlines	0.5
Beverages	0.4
Healthcare-Products	0.4
Entertainment	0.3
Software	0.3
Computers	0.3
Machinery-Diversified	0.3
Student Loans	0.3
Biotechnology	0.2
Multi-National	0.2
Lodging	0.2
Transportation	0.2
Gas	0.2
Oil, Gas & Consumable Fuels	0.2
Metal Fabricate/Hardware	0.1

See Notes to Financial Statements.

Industry Classification (continued):

Building Materials	0.1%
Home Builders	0.1
Auto Parts & Equipment	0.1
Engineering & Construction	0.1
Mining	0.1
Real Estate	0.1
Electronics	0.1
Housewares	0.1
Apparel	0.1
Electrical Components & Equipment	0.0	*
Coal	0.0	*
Household Products/Wares	0.0	*
Home Equity Loans	0.0	*
Capital Markets	0.0	*
Internet	0.0	*
Water	0.0	*
Forest Products & Paper	0.0	*
Oil & Gas Services	0.0	*

Packaging & Containers	0.0	*%
Miscellaneous Manufacturing	0.0	*
Leisure Time	0.0	*
Wireless Telecommunication Services	0.0	*
Office/Business Equipment	0.0	*
Iron/Steel	0.0	*
Small Business Loan	0.0	*
Hotels, Restaurants & Leisure	0.0	*

	117.0
Options Written	(0.0	)*
Liabilities in excess of other assets	(17.0)

	100.0%

* Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2023 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps and swaptions	$8,729,359	*	Due from/to broker-variation margin swaps and swaptions	$45,753,542	*
Credit contracts	Premiums paid for OTC swap agreements	25,430,405		Premiums received for OTC swap agreements	14,273,971

Credit contracts	—	—		Options written outstanding, at value	11,421
Credit contracts	Unrealized appreciation on OTC swap agreements	174,481,232		Unrealized depreciation on OTC swap agreements	183,112,053

See Notes to Financial Statements.

PGIM Total Return Bond Fund    195

Schedule of Investments (unaudited) (continued)

as of April 30, 2023

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	$138,116		Unrealized depreciation on OTC cross currency exchange contracts	$1,198,824
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	49,628,330		Unrealized depreciation on OTC forward foreign currency exchange contracts	63,000,930
Interest rate contracts	Due from/to broker-variation margin futures	178,092,145	*	Due from/to broker-variation margin futures	68,065,698	*
Interest rate contracts	Due from/to broker-variation margin swaps and swaptions	133,033,921	*	—	—
Interest rate contracts		—		Options written outstanding, at value	502,331
Interest rate contracts	Unrealized appreciation on OTC swap agreements	558,034		Unrealized depreciation on OTC swap agreements	3,633,597

		$570,091,542			$379,552,367

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures, centrally cleared swap contracts, and centrally cleared swaptions. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2023 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$(434,829,381)	$339,383,849	$—	$—	$(9,058,211)
Foreign exchange contracts	—	—	—	(555,837,862)	—
Interest rate contracts	—	1,865,235	(450,806,209)	—	38,823,184

Total	$(434,829,381)	$341,249,084	$(450,806,209)	$(555,837,862)	$29,764,973

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

See Notes to Financial Statements.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$48,623,459	$(2,607,493)	$—	$—	$(19,479,324)
Foreign exchange contracts	—	—	—	13,779,886	—
Interest rate contracts	—	636,641	585,549,067	—	(13,699,651)

Total	$48,623,459	$(1,970,852)	$585,549,067	$13,779,886	$(33,178,975)

(2) Included	in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended April 30, 2023, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$ 85,716,696
Options Written (2)	12,747,488,389
Futures Contracts - Long Positions (2)	13,970,402,602
Futures Contracts - Short Positions (2)	2,881,607,931
Forward Foreign Currency Exchange Contracts - Purchased (3)	3,224,952,472
Forward Foreign Currency Exchange Contracts - Sold (3)	9,539,851,521
Cross Currency Exchange Contracts (4)	142,589,715
Interest Rate Swap Agreements (2)	2,400,566,870
Credit Default Swap Agreements - Buy Protection (2)	10,056,208,850
Credit Default Swap Agreements - Sell Protection (2)	7,533,829,171
Total Return Swap Agreements (2)	188,768,520

*	Average volume is based on average quarter end balances as noted for the six months ended April 30, 2023.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

See Notes to Financial Statements.

PGIM Total Return Bond Fund    197

Schedule of Investments (unaudited) (continued)

as of April 30, 2023

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$745,616,301	$(745,616,301)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC	$ 54,524,050	$ (53,640,284)	$ 883,766	$ (540,000)	$343,766
BNP	6,895,276	(1,971,149)	4,924,127	(4,924,127)	—
BNYM	—	(9,356,074)	(9,356,074)	9,356,074	—
BOA	7,140,447	(8,726,143)	(1,585,696)	353,431	(1,232,265)
CITI	86,997,971	(89,067,558)	(2,069,587)	—	(2,069,587)
CSI	504,343	(11,958)	492,385	(450,000)	42,385
DB	4,317,987	(3,517,464)	800,523	(800,523)	—
GSI	19,764,600	(12,106,250)	7,658,350	—	7,658,350
HSBC	5,756,384	(9,861,230)	(4,104,846)	4,104,846	—
JPM	9,509,606	(5,630,652)	3,878,954	(3,878,954)	—
MSI	51,535,553	(66,316,857)	(14,781,304)	9,998,896	(4,782,408)
SCB	1,251,139	(3,779,298)	(2,528,159)	1,679,795	(848,364)
SSB	761,589	—	761,589	(761,589)	—
TD	699,712	(498,449)	201,263	(201,263)	—
UAG	577,460	(1,249,761)	(672,301)	672,301	—

	$250,236,117	$(265,733,127)	$(15,497,010)	$14,608,887	$(888,123)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

as of April 30, 2023

Assets

Investments at value, including securities on loan of $745,616,301:
Unaffiliated investments (cost $46,748,750,703)	$42,548,922,948
Affiliated investments (cost $5,195,390,710)	5,196,300,516
Cash	329,266
Foreign currency, at value (cost $94,505,249)	95,237,765
Dividends and interest receivable	305,766,917
Receivable for investments sold	291,575,831
Unrealized appreciation on OTC swap agreements	175,039,266
Receivable for Fund shares sold	105,214,284
Unrealized appreciation on OTC forward foreign currency exchange contracts	49,628,330
Due from broker—variation margin futures	36,548,946
Premiums paid for OTC swap agreements	25,430,405
Unrealized appreciation on OTC cross currency exchange contracts	138,116
Prepaid expenses and other assets	3,891,405

Total Assets	48,834,023,995

Liabilities

Payable for investments purchased	6,848,185,117
Payable to broker for collateral for securities on loan	760,006,900
Unrealized depreciation on OTC swap agreements	186,745,650
Payable for Fund shares purchased	100,194,162
Unrealized depreciation on OTC forward foreign currency exchange contracts	63,000,930
Premiums received for OTC swap agreements	14,273,971
Management fee payable	12,487,337
Accrued expenses and other liabilities	11,267,007
Dividends payable	8,680,498
Due to broker—variation margin swaps and swaptions	4,823,646
Unrealized depreciation on OTC cross currency exchange contracts	1,198,824
Distribution fee payable	866,394
Options written outstanding, at value (premiums received $2,054,708)	513,752
Affiliated transfer agent fee payable	90,275

Total Liabilities	8,012,334,463

Net Assets	$40,821,689,532

Net assets were comprised of:
Common stock, at par	$3,394,297
Paid-in capital in excess of par	49,848,202,868
Total distributable earnings (loss)	(9,029,907,633)

Net assets, April 30, 2023	$40,821,689,532

See Notes to Financial Statements.

PGIM Total Return Bond Fund    199

Statement of Assets and Liabilities (unaudited)

as of April 30, 2023

Class A

Net asset value and redemption price per share, ($2,150,659,075 ÷ 178,367,337 shares of common stock issued and outstanding)	$12.06
Maximum sales charge (3.25% of offering price)	0.41

Maximum offering price to public	$12.47

Class C

Net asset value, offering price and redemption price per share, ($342,792,935 ÷ 28,459,124 shares of common stock issued and outstanding)	$12.05

Class R

Net asset value, offering price and redemption price per share, ($338,822,949 ÷ 28,044,770 shares of common stock issued and outstanding)	$12.08

Class Z

Net asset value, offering price and redemption price per share, ($18,131,071,758 ÷ 1,508,966,420 shares of common stock issued and outstanding)	$12.02

Class R2

Net asset value, offering price and redemption price per share, ($36,655,512 ÷ 3,047,698 shares of common stock issued and outstanding)	$12.03

Class R4

Net asset value, offering price and redemption price per share, ($63,354,518 ÷ 5,266,394 shares of common stock issued and outstanding)	$12.03

Class R6

Net asset value, offering price and redemption price per share, ($19,758,332,785 ÷ 1,642,144,906 shares of common stock issued and outstanding)	$12.03

See Notes to Financial Statements.

Statement of Operations (unaudited)

Six Months Ended April 30, 2023

Net Investment Income (Loss)

Income
Interest income	$843,224,822
Unaffiliated dividend income	62,991,462
Affiliated dividend income	15,637,440
Income from securities lending, net (including affiliated income of $1,181,764)	1,186,541

Total income	923,040,265

Expenses
Management fee	75,709,584
Distribution fee(a)	5,589,040
Shareholder servicing fees(a)	51,129
Transfer agent’s fees and expenses (including affiliated expense of $363,618)(a)	11,579,755
Custodian and accounting fees	1,134,319
Shareholders’ reports	812,085
Registration fees(a)	391,683
Directors’ fees	275,400
Professional fees	129,355
Audit fee	33,224
Miscellaneous	288,526

Total expenses	95,994,100
Less: Fee waiver and/or expense reimbursement(a)	(3,628,305)
Distribution fee waiver(a)	(423,987)

Net expenses	91,941,808

Net investment income (loss)	831,098,457

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $42,054)	(451,901,180)
Futures transactions	(450,806,209)
Forward and cross currency contract transactions	(555,837,862)
Options written transactions	341,249,084
Swap agreement transactions	29,764,973
Foreign currency transactions	(71,439,793)

(1,158,970,987)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $109,787)	2,611,280,064
Futures	585,549,067
Forward and cross currency contracts	13,779,886
Options written	(1,970,852)
Swap agreements	(33,178,975)
Foreign currencies	25,031,671

3,200,490,861

Net gain (loss) on investment and foreign currency transactions	2,041,519,874

Net Increase (Decrease) In Net Assets Resulting From Operations	$2,872,618,331

See Notes to Financial Statements.

PGIM Total Return Bond Fund     201

Statement of Operations (unaudited)

Six Months Ended April 30, 2023

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Distribution fee	2,538,470	1,729,712	1,271,961	—	48,897	—	—
Shareholder servicing fees	—	—	—	—	19,559	31,570	—
Transfer agent’s fees and expenses	1,303,950	169,457	240,685	9,528,573	33,743	53,494	249,853
Registration fees	75,756	20,652	10,461	169,120	9,088	7,673	98,933
Fee waiver and/or expense reimbursement	(258,617)	(16,534)	(63,791)	(1,980,041)	(15,361)	(17,071)	(1,276,890)
Distribution fee waiver	—	—	(423,987)	—	—	—	—

See Notes to Financial Statements.

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2023	Year Ended October 31, 2022

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$831,098,457	$1,407,439,553
Net realized gain (loss) on investment and foreign currency transactions	(1,158,970,987)	(1,896,041,717)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	3,200,490,861	(8,584,498,409)

Net increase (decrease) in net assets resulting from operations	2,872,618,331	(9,073,100,573)

Dividends and Distributions
Distributions from distributable earnings
Class A	(67,236,592)	(76,303,974)
Class C	(10,256,841)	(12,598,152)
Class R	(10,867,506)	(12,952,346)
Class Z	(583,520,205)	(782,143,480)
Class R2	(1,297,859)	(1,508,111)
Class R4	(2,225,483)	(3,026,388)
Class R6	(680,975,941)	(827,117,183)

	(1,356,380,427)	(1,715,649,634)

Fund share transactions (Net of share conversions)

Net proceeds from shares sold	7,291,524,211	12,745,115,941
Net asset value of shares issued in reinvestment of dividends and distributions	1,280,204,407	1,615,047,592
Cost of shares purchased	(7,317,280,731)	(22,486,569,282)

Net increase (decrease) in net assets from Fund share transactions	1,254,447,887	(8,126,405,749)

Total increase (decrease)	2,770,685,791	(18,915,155,956)

Net Assets:

Beginning of period	38,051,003,741	56,966,159,697

End of period	$40,821,689,532	$38,051,003,741

See Notes to Financial Statements.

PGIM Total Return Bond Fund     203

Financial Highlights (unaudited)

Class A Shares

	Six Months Ended April 30, 2023			Year Ended October 31,
			2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.59		$14.59	$14.76	$15.06	$13.86	$14.58
Income (loss) from investment operations:
Net investment income (loss)	0.23		0.35	0.31	0.35	0.42	0.38
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.64		(2.91)	(0.13)	0.30	1.32	(0.68)
Total from investment operations	0.87		(2.56)	0.18	0.65	1.74	(0.30)
Less Dividends and Distributions:
Dividends from net investment income	(0.40)		(0.44)	(0.35)	(0.44)	(0.54)	(0.42)
Tax return of capital distributions	-		-	-	(0.01)	-	-
Distributions from net realized gains	-		-	-	(0.50)	-	-
Total dividends and distributions	(0.40)		(0.44)	(0.35)	(0.95)	(0.54)	(0.42)
Net asset value, end of period	$12.06		$11.59	$14.59	$14.76	$15.06	$13.86
Total Return(b):	7.55%		(17.86)%	1.24%	4.64%	12.73%	(2.06)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,150,659		$2,008,053	$2,758,270	$5,060,608	$4,234,747	$3,733,255
Average net assets (000)	$2,047,605		$2,296,656	$3,625,405	$4,694,599	$3,918,464	$3,643,673
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.76	%(d)	0.75%	0.76%	0.76%	0.76%	0.76%
Expenses before waivers and/or expense reimbursement	0.79	%(d)	0.76%	0.78%	0.80%	0.81%	0.81%
Net investment income (loss)	3.95	%(d)	2.68%	2.11%	2.40%	2.90%	2.66%
Portfolio turnover rate(e)	157%		130%	46%	53%	45%	56%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class C Shares

	Six Months Ended April 30, 2023			Year Ended October 31,
			2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.58		$14.57	$14.74	$15.05	$13.85	$14.57
Income (loss) from investment operations:
Net investment income (loss)	0.19		0.26	0.21	0.25	0.31	0.27
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.63		(2.91)	(0.13)	0.29	1.32	(0.67)
Total from investment operations	0.82		(2.65)	0.08	0.54	1.63	(0.40)
Less Dividends and Distributions:
Dividends from net investment income	(0.35)		(0.34)	(0.25)	(0.34)	(0.43)	(0.32)
Tax return of capital distributions	-		-	-	(0.01)	-	-
Distributions from net realized gains	-		-	-	(0.50)	-	-
Total dividends and distributions	(0.35)		(0.34)	(0.25)	(0.85)	(0.43)	(0.32)
Net asset value, end of period	$12.05		$11.58	$14.57	$14.74	$15.05	$13.85
Total Return(b):	7.16%		(18.42)%	0.52%	3.82%	11.92%	(2.79)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$342,793		$356,761	$624,724	$763,705	$662,038	$535,827
Average net assets (000)	$348,809		$487,082	$705,707	$727,885	$569,236	$579,915
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.50	%(d)	1.49%	1.47%	1.48%	1.49%	1.51%
Expenses before waivers and/or expense reimbursement	1.51	%(d)	1.50%	1.47%	1.49%	1.50%	1.51%
Net investment income (loss)	3.21	%(d)	1.93%	1.39%	1.69%	2.16%	1.91%
Portfolio turnover rate(e)	157%		130%	46%	53%	45%	56%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Total Return Bond Fund    205

Financial Highlights (unaudited) (continued)

Class R Shares

	Six Months Ended April 30, 2023			Year Ended October 31,
			2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.62		$14.62	$14.79	$15.09	$13.89	$14.61
Income (loss) from investment operations:
Net investment income (loss)	0.22		0.32	0.27	0.32	0.38	0.34
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.62		(2.91)	(0.12)	0.30	1.32	(0.67)
Total from investment operations	0.84		(2.59)	0.15	0.62	1.70	(0.33)
Less Dividends and Distributions:
Dividends from net investment income	(0.38)		(0.41)	(0.32)	(0.41)	(0.50)	(0.39)
Tax return of capital distributions	-		-	-	(0.01)	-	-
Distributions from net realized gains	-		-	-	(0.50)	-	-
Total dividends and distributions	(0.38)		(0.41)	(0.32)	(0.92)	(0.50)	(0.39)
Net asset value, end of period	$12.08		$11.62	$14.62	$14.79	$15.09	$13.89
Total Return(b):	7.32%		(18.03)%	0.99%	4.37%	12.43%	(2.30)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$338,823		$338,271	$503,005	$522,645	$539,421	$584,288
Average net assets (000)	$342,001		$423,633	$521,465	$522,378	$553,588	$631,868
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.01	%(d)	1.01%	1.01%	1.01%	1.01%	1.01%
Expenses before waivers and/or expense reimbursement	1.30	%(d)	1.30%	1.29%	1.29%	1.30%	1.31%
Net investment income (loss)	3.69	%(d)	2.42%	1.85%	2.17%	2.65%	2.39%
Portfolio turnover rate(e)	157%		130%	46%	53%	45%	56%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class Z Shares

	Six Months Ended April 30, 2023			Year Ended October 31,
			2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.55		$14.54	$14.71	$15.01	$13.82	$14.53
Income (loss) from investment operations:
Net investment income (loss)	0.25		0.39	0.35	0.39	0.45	0.41
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.63		(2.91)	(0.13)	0.30	1.32	(0.66)
Total from investment operations	0.88		(2.52)	0.22	0.69	1.77	(0.25)
Less Dividends and Distributions:
Dividends from net investment income	(0.41)		(0.47)	(0.39)	(0.48)	(0.58)	(0.46)
Tax return of capital distributions	-		-	-	(0.01)	-	-
Distributions from net realized gains	-		-	-	(0.50)	-	-
Total dividends and distributions	(0.41)		(0.47)	(0.39)	(0.99)	(0.58)	(0.46)
Net asset value, end of period	$12.02		$11.55	$14.54	$14.71	$15.01	$13.82
Total Return(b):	7.62%		(17.57)%	1.51%	4.93%	12.98%	(1.75)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$18,131,072		$16,247,522	$27,785,966	$32,816,831	$25,755,393	$16,338,122
Average net assets (000)	$17,151,049		$21,834,025	$32,125,666	$29,367,898	$20,181,162	$15,388,327
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.49	%(d)	0.49%	0.49%	0.49%	0.50%	0.51%
Expenses before waivers and/or expense reimbursement	0.51	%(d)	0.52%	0.51%	0.52%	0.53%	0.53%
Net investment income (loss)	4.21	%(d)	2.92%	2.37%	2.67%	3.14%	2.93%
Portfolio turnover rate(e)	157%		130%	46%	53%	45%	56%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.

See Notes to Financial Statements.

PGIM Total Return Bond Fund    207

Financial Highlights (unaudited) (continued)

(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class R2 Shares

	Six Months Ended April 30,		Year Ended October 31,				December 27, 2017(a) through October 31, 2018
	2023		2022	2021	2020	2019

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$11.56		$14.55	$14.72	$15.02	$13.83	$14.58
Income (loss) from investment operations:
Net investment income (loss)	0.23		0.34	0.29	0.33	0.40	0.32
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.63		(2.91)	(0.13)	0.30	1.31	(0.72)
Total from investment operations	0.86		(2.57)	0.16	0.63	1.71	(0.40)
Less Dividends and Distributions:
Dividends from net investment income	(0.39)		(0.42)	(0.33)	(0.42)	(0.52)	(0.35)
Tax return of capital distributions	-		-	-	(0.01)	-	-
Distributions from net realized gains	-		-	-	(0.50)	-	-
Total dividends and distributions	(0.39)		(0.42)	(0.33)	(0.93)	(0.52)	(0.35)
Net asset value, end of period	$12.03		$11.56	$14.55	$14.72	$15.02	$13.83
Total Return(c):	7.40%		(17.89)%	1.10%	4.44%	12.60%	(2.79)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$36,656		$38,733	$54,918	$87,499	$47,143	$21,575
Average net assets (000)	$39,442		$47,445	$75,003	$77,134	$35,563	$5,595
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.89	%(e)	0.89%	0.89%	0.89%	0.90%	0.91	%(e)
Expenses before waivers and/or expense reimbursement	0.97	%(e)	0.96%	0.93%	0.96%	1.02%	1.18	%(e)
Net investment income (loss)	3.81	%(e)	2.54%	1.98%	2.27%	2.74%	2.76	%(e)
Portfolio turnover rate(f)	157%		130%	46%	53%	45%	56%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Total Return Bond Fund    209

Financial Highlights (unaudited) (continued)

Class R4 Shares

	Six Months Ended April 30,		Year Ended October 31,				December 27, 2017(a) through October 31, 2018
	2023		2022	2021	2020	2019

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$11.57		$14.55	$14.73	$15.02	$13.83	$14.58
Income (loss) from investment operations:
Net investment income (loss)	0.24		0.37	0.33	0.37	0.43	0.35
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.62		(2.90)	(0.14)	0.31	1.32	(0.72)
Total from investment operations	0.86		(2.53)	0.19	0.68	1.75	(0.37)
Less Dividends and Distributions:
Dividends from net investment income	(0.40)		(0.45)	(0.37)	(0.46)	(0.56)	(0.38)
Tax return of capital distributions	-		-	-	(0.01)	-	-
Distributions from net realized gains	-		-	-	(0.50)	-	-
Total dividends and distributions	(0.40)		(0.45)	(0.37)	(0.97)	(0.56)	(0.38)
Net asset value, end of period	$12.03		$11.57	$14.55	$14.73	$15.02	$13.83
Total Return(c):	7.54%		(17.68)%	1.29%	4.77%	12.89%	(2.59)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$63,355		$65,262	$103,030	$121,778	$59,430	$2,628
Average net assets (000)	$63,663		$88,897	$114,912	$99,194	$33,085	$644
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.64	%(e)	0.64%	0.64%	0.64%	0.64%	0.66	%(e)
Expenses before waivers and/or expense reimbursement	0.69	%(e)	0.68%	0.66%	0.70%	0.74%	4.10	%(e)
Net investment income (loss)	4.07	%(e)	2.77%	2.23%	2.50%	2.96%	3.01	%(e)
Portfolio turnover rate(f)	157%		130%	46%	53%	45%	56%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class R6 Shares

	Six Months Ended April 30, 2023			Year Ended October 31,
			2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.57		$14.56	$14.73	$15.03	$13.83	$14.55
Income (loss) from investment operations:
Net investment income (loss)	0.26		0.40	0.36	0.41	0.47	0.43
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.62		(2.90)	(0.12)	0.30	1.32	(0.68)
Total from investment operations	0.88		(2.50)	0.24	0.71	1.79	(0.25)
Less Dividends and Distributions:
Dividends from net investment income	(0.42)		(0.49)	(0.41)	(0.50)	(0.59)	(0.47)
Tax return of capital distributions	-		-	-	(0.01)	-	-
Distributions from net realized gains	-		-	-	(0.50)	-	-
Total dividends and distributions	(0.42)		(0.49)	(0.41)	(1.01)	(0.59)	(0.47)
Net asset value, end of period	$12.03		$11.57	$14.56	$14.73	$15.03	$13.83
Total Return(b):	7.67%		(17.53)%	1.61%	5.03%	13.16%	(1.72)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$19,758,333		$18,996,401	$25,136,248	$21,400,826	$18,621,201	$14,144,566
Average net assets (000)	$19,579,541		$22,463,818	$23,688,250	$20,511,616	$15,985,664	$12,419,952
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.39	%(d)	0.39%	0.39%	0.39%	0.40%	0.41%
Expenses before waivers and/or expense reimbursement	0.40	%(d)	0.40%	0.40%	0.41%	0.41%	0.41%
Net investment income (loss)	4.31	%(d)	3.05%	2.47%	2.78%	3.26%	3.03%
Portfolio turnover rate(e)	157%		130%	46%	53%	45%	56%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.

See Notes to Financial Statements.

PGIM Total Return Bond Fund    211

Financial Highlights (unaudited) (continued)

(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Notes to Financial Statements  (unaudited)

1.	Organization

Prudential Investment Portfolios, Inc. 17 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate only to the PGIM Total Return Bond Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek total return.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated to PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the Valuation Designee pursuant to SEC Rule 2a-5(b) to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as valuation designee under SEC Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

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of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Floating rate and other loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Floating rate and other loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy.

Floating rate and other loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

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(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and

Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: The Fund purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised. The Fund entered into options on swaps that are executed through a central clearing facility, such as a registered exchange. Such options pay or receive an amount known as “variation margin”,

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Notes to Financial Statements  (unaudited) (continued)

based on daily changes in the valuation of the contract. The daily variation margin, rather than the contract market value, is recorded for financial statement purposes on the Statement of Assets and Liabilities.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and

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Notes to Financial Statements  (unaudited) (continued)

represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. The Fund is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. The Fund entered into total return swaps to manage its exposure to a security or an index. The Fund’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Fund’s favor, from the point of entering into the contract.

Floating Rate and Other Loans: The Fund invested in floating rate and other loans. Floating rate and other loans include loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the floating rate and other loans market. The Fund acquires interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a floating rate and other loans assignment, the Fund generally will succeed to all the rights and obligations of an assigning lending institution and becomes a lender under the loan agreement with the relevant borrower in connection with that loan. Under a floating rate and other loans participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Fund. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The RIC, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including

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Notes to Financial Statements  (unaudited) (continued)

the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Rights: The Fund held rights acquired either through a direct purchase or pursuant to corporate actions. Rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such rights are held as long positions by the Fund until exercised, sold or expired. Rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind: The Fund invested in the open market or received pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Delayed-Delivery Transactions: The Fund purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Fund forfeits its eligibility to realize future gains (losses) with respect to the security.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Mortgage Dollar Rolls: The Fund entered into mortgage dollar rolls in which the Fund sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain on investment transactions. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar

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Notes to Financial Statements  (unaudited) (continued)

rolls. The Fund is subject to the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Monthly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services and supervises the subadviser’s performance of such services, and pursuant to which it renders administrative services.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its business unit PGIM Fixed Income, and PGIM Limited (collectively the “subadviser”). The Manager pays for the services of the subadviser.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended April 30, 2023, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.44% of average daily net assets up to $1 billion;	0.39%
0.42% of average daily net assets from $1 billion to $3 billion;
0.40% of average daily net assets from $3 billion to $5 billion;
0.39% of average daily net assets from $5 billion to $10 billion;
0.38% of average daily net assets from $10 billion to $50 billion;
0.37% of average daily net assets from $50 billion to $100 billion;
0.36% of average daily net assets over $100 billion

The Manager has contractually agreed, through February 29, 2024, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be

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Notes to Financial Statements  (unaudited) (continued)

realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	0.76%
C	1.51
R	1.01
Z	0.49
R2	0.89
R4	0.64
R6	0.39

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C, Class R and Class R2 shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through February 29, 2024 to limit such fees on certain classes based on the average net assets. The distribution fees are accrued daily and payable monthly.

The Fund has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to compensate Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers for services rendered to the shareholders of such Class R2 or Class R4 shares. The shareholder service fee is accrued daily and paid monthly, as applicable.

The Fund’s annual gross and net distribution rates and maximum shareholder service fee, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee	Shareholder Service Fee
A	0.25%	0.25%	N/A%
C	1.00	1.00	N/A
R	0.75	0.50	N/A
Z	N/A	N/A	N/A
R2	0.25	0.25	0.10
R4	N/A	N/A	0.10
R6	N/A	N/A	N/A

For the reporting period ended April 30, 2023, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$791,898	$9,199
C	—	7,936

PGIM Investments, PGIM, Inc., PGIM Limited, PIMS and PMFS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

PMFS serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s and shareholder servicing agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a fund of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a fund of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2023, no 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2023, were as follows:

Cost of Purchases	Proceeds from Sales
$65,324,246,857	$67,651,008,512

PGIM Total Return Bond Fund     227

Notes to Financial Statements  (unaudited) (continued)

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds and other investments for the reporting period ended April 30, 2023, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund(1)(wi)
$ —	$4,711,604,018	$ 279,156,914	$—	$—	$4,432,447,104	4,432,447,104	$15,637,440

PGIM Institutional Money Market Fund(1)(b)(wi)
698,993,982	1,021,203,765	956,496,176	109,787	42,054	763,853,412	764,311,999	1,181,764	(2)
$698,993,982	$5,732,807,783	$1,235,653,090	$109,787	$42,054	$5,196,300,516		$16,819,204

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wi)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of April 30, 2023 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$52,023,125,490	$678,760,493	$(4,766,123,344)	$(4,087,362,851)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of October 31, 2022 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized
$4,117,669,000	$—

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2022 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a CDSC of 1% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class R shares are available to certain retirement plans, clearing and settlement firms. Class R, Class Z, Class R2, Class R4 and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

The RIC is authorized to issue 55,500,000,000 shares of common stock, $0.001 par value per share, 47,175,000,000 of which are designated as shares of the Fund. The authorized shares of the Fund are currently classified and designated as follows:

Class	Number of Shares
A	2,200,000,000
B	5,000,000
C	500,000,000
R	500,000,000
Z	23,000,000,000
T	470,000,000
R2	400,000,000
R4	400,000,000
R6	19,700,000,000

The Fund currently does not have any Class B or Class T shares outstanding.

PGIM Total Return Bond Fund     229

Notes to Financial Statements  (unaudited) (continued)

As of April 30, 2023, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
A	57,838	0.1%
Z	443,881	0.1
R6	6,648,688	0.4

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	—	—%
Unaffiliated	4	48.2

Transactions in shares of common stock were as follows:

Share Class	Shares	Amount

Class A
Six months ended April 30, 2023:
Shares sold	31,646,083	$377,756,919
Shares issued in reinvestment of dividends and distributions	5,246,799	62,710,283
Shares purchased	(33,612,632)	(400,281,685)
Net increase (decrease) in shares outstanding before conversion	3,280,250	40,185,517
Shares issued upon conversion from other share class(es)	3,757,832	45,033,511
Shares purchased upon conversion into other share class(es)	(1,875,364)	(22,408,451)
Net increase (decrease) in shares outstanding	5,162,718	$62,810,577

Year ended October 31, 2022:
Shares sold	88,924,353	$1,137,772,862
Shares issued in reinvestment of dividends and distributions	5,396,561	70,826,934
Shares purchased	(113,228,958)	(1,480,181,856)
Net increase (decrease) in shares outstanding before conversion	(18,908,044)	(271,582,060)
Shares issued upon conversion from other share class(es)	6,429,551	84,778,225
Shares purchased upon conversion into other share class(es)	(3,414,692)	(45,612,765)
Net increase (decrease) in shares outstanding	(15,893,185)	$(232,416,600)

Share Class	Shares	Amount

Class C
Six months ended April 30, 2023:
Shares sold	2,962,746	$35,533,347
Shares issued in reinvestment of dividends and distributions	804,372	9,602,555
Shares purchased	(4,277,853)	(51,191,656)
Net increase (decrease) in shares outstanding before conversion	(510,735)	(6,055,754)
Shares purchased upon conversion into other share class(es)	(1,833,688)	(21,945,251)
Net increase (decrease) in shares outstanding	(2,344,423)	$(28,001,005)

Year ended October 31, 2022:
Shares sold	2,248,802	$29,581,983
Shares issued in reinvestment of dividends and distributions	894,885	11,786,824
Shares purchased	(12,054,408)	(159,163,364)
Net increase (decrease) in shares outstanding before conversion	(8,910,721)	(117,794,557)
Shares purchased upon conversion into other share class(es)	(3,157,938)	(41,043,331)
Net increase (decrease) in shares outstanding	(12,068,659)	$(158,837,888)

Class R
Six months ended April 30, 2023:
Shares sold	1,151,336	$13,759,313
Shares issued in reinvestment of dividends and distributions	906,939	10,857,556
Shares purchased	(3,133,449)	(37,669,061)
Net increase (decrease) in shares outstanding	(1,075,174)	$(13,052,192)

Year ended October 31, 2022:
Shares sold	2,404,891	$32,214,938
Shares issued in reinvestment of dividends and distributions	981,909	12,925,031
Shares purchased	(8,683,461)	(114,107,065)
Net increase (decrease) in shares outstanding	(5,296,661)	$(68,967,096)

Class Z
Six months ended April 30, 2023:
Shares sold	368,939,440	$4,412,542,451
Shares issued in reinvestment of dividends and distributions	45,762,494	545,128,647
Shares purchased	(312,370,684)	(3,727,145,691)
Net increase (decrease) in shares outstanding before conversion	102,331,250	1,230,525,407
Shares issued upon conversion from other share class(es)	3,005,681	35,856,320
Shares purchased upon conversion into other share class(es)	(2,621,767)	(31,314,155)
Net increase (decrease) in shares outstanding	102,715,164	$1,235,067,572

PGIM Total Return Bond Fund     231

Notes to Financial Statements  (unaudited) (continued)

Share Class	Shares	Amount

Year ended October 31, 2022:
Shares sold	453,283,629	$5,958,845,006
Shares issued in reinvestment of dividends and distributions	55,575,183	730,762,771
Shares purchased	(1,013,794,860)	(13,313,285,719)
Net increase (decrease) in shares outstanding before conversion	(504,936,048)	(6,623,677,942)
Shares issued upon conversion from other share class(es)	4,895,068	65,375,865
Shares purchased upon conversion into other share class(es)	(5,132,616)	(68,077,386)
Net increase (decrease) in shares outstanding	(505,173,596)	$(6,626,379,463)

Class R2
Six months ended April 30, 2023:
Shares sold	323,487	$3,851,588
Shares issued in reinvestment of dividends and distributions	108,581	1,294,242
Shares purchased	(733,595)	(8,742,340)
Net increase (decrease) in shares outstanding	(301,527)	$(3,596,510)

Year ended October 31, 2022:
Shares sold	716,051	$9,655,709
Shares issued in reinvestment of dividends and distributions	115,006	1,506,261
Shares purchased	(1,256,057)	(16,536,284)
Net increase (decrease) in shares outstanding	(425,000)	$(5,374,314)

Class R4
Six months ended April 30, 2023:
Shares sold	1,289,757	$15,312,747
Shares issued in reinvestment of dividends and distributions	115,572	1,377,264
Shares purchased	(1,777,006)	(21,021,266)
Net increase (decrease) in shares outstanding before conversion	(371,677)	(4,331,255)
Shares purchased upon conversion into other share class(es)	(3,910)	(46,721)
Net increase (decrease) in shares outstanding	(375,587)	$(4,377,976)

Year ended October 31, 2022:
Shares sold	2,177,443	$29,516,571
Shares issued in reinvestment of dividends and distributions	160,205	2,110,766
Shares purchased	(3,775,415)	(49,422,572)
Net increase (decrease) in shares outstanding	(1,437,767)	$(17,795,235)

Share Class	Shares	Amount

Class R6
Six months ended April 30, 2023:
Shares sold	203,434,226	$2,432,767,846
Shares issued in reinvestment of dividends and distributions	54,449,616	649,233,860
Shares purchased	(257,249,054)	(3,071,229,032)
Net increase (decrease) in shares outstanding before conversion	634,788	10,772,674
Shares issued upon conversion from other share class(es)	526,157	6,298,974
Shares purchased upon conversion into other share class(es)	(956,131)	(11,474,227)
Net increase (decrease) in shares outstanding	204,814	$5,597,421

Year ended October 31, 2022:
Shares sold	417,842,317	$5,547,528,872
Shares issued in reinvestment of dividends and distributions	60,038,594	785,129,005
Shares purchased	(563,135,936)	(7,353,872,422)
Net increase (decrease) in shares outstanding before conversion	(85,255,025)	(1,021,214,545)
Shares issued upon conversion from other share class(es)	1,452,701	18,966,800
Shares purchased upon conversion into other share class(es)	(1,075,175)	(14,387,408)
Net increase (decrease) in shares outstanding	(84,877,499)	$(1,016,635,153)

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	9/30/2022 - 9/28/2023
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
1.00% plus the higher of (1)
the effective federal funds
Annualized Interest Rate on	rate, (2) the daily SOFR
Borrowings	rate plus 0.10% or (3) zero
percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

PGIM Total Return Bond Fund     233

Notes to Financial Statements  (unaudited) (continued)

The Fund did not utilize the SCA during the reporting period ended April 30, 2023.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Collateralized Loan Obligations (“CLOs”) Risk: CLOs are subject to credit, interest rate, valuation, and prepayment and extension risks. These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn. The market value of CLOs may be affected by, among other things, changes in the market value of the underlying assets held by the CLO, changes in the distributions on the underlying assets, defaults and recoveries on the underlying assets, capital gains and losses on the underlying assets, prepayments on underlying assets and the availability, prices and interest rate of underlying assets.

“Covenant-Lite” Risk: Some of the loans or debt obligations in which the Fund may invest or get exposure to may be “covenant-lite”, which means the loans or obligations contain fewer financial maintenance covenants than other loans or obligations (in some cases, none) and do not include terms which allow the lender to monitor the borrower’s performance and declare a default if certain criteria are breached. An investment by the Fund in a covenant-lite loan may potentially hinder the ability to reprice credit risk associated with the issuer and reduce the ability to restructure a problematic loan and mitigate potential loss. The Fund may also experience difficulty, expenses or delays in enforcing its rights on its holdings of covenant-lite loans or obligations. As a result of these risks, the Fund’s exposure to losses may be increased, which could result in an adverse impact on the Fund’s net income and NAV.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Debt Obligations Risk: Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

PGIM Total Return Bond Fund     235

Notes to Financial Statements  (unaudited) (continued)

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Floating Rate and Other Loans Risk: The Fund’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Fund to receive scheduled interest or principal payments on a loan because of a default, bankruptcy or any other reason would adversely affect the income of the Fund and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Fund may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Fund’s access to collateral, if any, may be limited by bankruptcy laws. Due to the nature of the private syndication of senior loans, including, for example, lack of publicly-available information, some senior loans are not as easily purchased or sold as publicly-traded securities. In addition, loan participations generally are subject to restrictions on transfer, and only limited opportunities may exist to sell loan participations in secondary markets. As a result, it may be difficult for the Fund to value loans or sell loans at an acceptable price when it wants to sell them. Loans trade in an over-the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders regarding the Fund’s ability to pay redemption proceeds in a timely manner. In some instances, loans and loan participations are not rated by independent credit rating agencies; in such instances, a decision by the Fund to invest in a particular loan or loan participation could depend exclusively on the subadviser’s credit analysis of the borrower, or in the case of a loan participation, of the intermediary holding the portion of the loan that the Fund has purchased. To the extent the Fund invests in loans of non-U.S. issuers, the risks of investing in non-U.S. issuers are applicable. Loans may not be considered to be “securities” and as a result may not benefit from the protections of the federal securities laws, including anti-fraud protections and those with respect to the use of material non-public information, so that purchasers, such as the Fund, may not have the benefit of these protections. If the Fund is in possession of material non-public information about a borrower as a result of its investment in such borrower’s loan, the Fund may not be able to enter into a transaction with respect to a publicly-traded security of the borrower when it would otherwise be advantageous to do so.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings

PGIM Total Return Bond Fund     237

Notes to Financial Statements  (unaudited) (continued)

may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had, and future public health epidemics may have, an impact on the Fund’s investments and net asset value and have led and may lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Future public health epidemics may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be

PGIM Total Return Bond Fund     239

Notes to Financial Statements  (unaudited) (continued)

required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

Portfolio Turnover Risk: The length of time the Fund has held a particular security is not generally a consideration in investment decisions. Under certain market conditions, the Fund’s turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s investment performance.

Reference Rate Risk: The Fund may be exposed to financial instruments that are tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value.

The United Kingdom’s Financial Conduct Authority announced a phase out of LIBOR such that after June 30, 2023, the overnight, 1-month, 3-month, 6-month and 12-month U.S. dollar LIBOR settings will cease to be published or will no longer be representative. All other LIBOR settings and certain other interbank offered rates, such as the Euro Overnight Index Average (“EONIA”), ceased to be published after December 31, 2021. On December 16, 2022, the Federal Reserve Board adopted regulations implementing the Adjustable Interest Rate Act by identifying benchmark rates based on the Secured Overnight Financing Rate that will replace LIBOR in different categories of financial contracts after June 30, 2023. These regulations apply only to contracts governed by U.S. law, among other limitations.

Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Parties to contracts, securities or other instruments using LIBOR may disagree on transition rates or the application of applicable transition regulation, potentially resulting in uncertainty of performance and the possibility of litigation. The Fund may have instruments linked to other interbank offered rates that may also cease to be published in the future.

Structured Products Risk: Holders of structured product securities bear risks of the underlying investments, index or reference obligation. Certain structured products may be thinly traded or have a limited trading market, and as a result may be characterized as illiquid. The possible lack of a liquid secondary market for structured securities and the resulting inability of the Fund to sell a structured security could expose the Fund to losses and could make structured securities more difficult for the Fund to value accurately, which may also result in additional costs. Structured products are also subject to credit risk; the assets backing the structured product may be insufficient to pay interest or principal. In addition to the general risks associated with investments in fixed income, structured products carry additional risks, including, but not limited to: the possibility that distributions from collateral securities will not be adequate to make interest or other payments; the quality of the collateral may decline in value or default; and the possibility that the structured products are subordinate to other classes. Structured securities are generally privately negotiated debt obligations where the principal and/or interest or value of the structured security is determined by reference to the performance of a specific asset, benchmark asset, market or interest rate (“reference instrument”), and changes in the reference instrument or security may cause significant price fluctuations, or could cause the interest rate on the structured security to be reduced to zero. Holders of structured products indirectly bear risks associated with the reference instrument, are subject to counterparty risk and typically do not have direct rights against the reference instrument. Structured products may also entail structural complexity and documentation risk and there is no guarantee that the courts or administrators will interpret the priority of principal and interest payments as expected.

U.S. Government and Agency Securities Risk: U.S. Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all U.S. Government securities are insured or guaranteed by the full faith and credit of the U.S. Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. Some agency securities carry no guarantee whatsoever and the risk of default associated with these securities would be borne by the Fund. The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. No assurance can be given that the U.S. Government would provide financial support to any such issuers if it is not obligated to do so by law. It is possible that these issuers will not have the funds to meet their payment obligations in the future. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

10.	Recent Regulatory Developments

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments (the “Rule”). Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The Rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the Rule and its impact to the Fund.

PGIM Total Return Bond Fund     241

Liquidity Risk Management Program

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 7-9, 2023, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2022 through December 31, 2022 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

Visit our website at pgim.com/investments

∎ MAIL	∎ TELEPHONE	∎ WEBSITE

655 Broad Street	(800) 225-1852	pgim.com/investments

Newark, NJ 07102

PROXY VOTING

The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS

Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Chief Financial Officer • Claudia DiGiacomo, Chief Legal Officer • Drew Donohue, Chief Compliance Officer • Russ Shupak, Treasurer and Principal Accounting Officer • Kelly Florio, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer • Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER SUB-SUBADVISER	PGIM Fixed Income PGIM Limited	655 Broad Street Newark, NJ 07102 Grand Buildings, 1-3 Strand Trafalgar Square London, WC2N 5HR United Kingdom

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 534432 Pittsburgh, PA 15253

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS

Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Total Return Bond Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM TOTAL RETURN BOND FUND

SHARE CLASS	A	C	R	Z	R2	R4	R6

NASDAQ	PDBAX	PDBCX	DTBRX	PDBZX	PDBRX	PDBSX	PTRQX

CUSIP	74440B108	74440B306	74440B801	74440B405	74440B819	74440B793	74440B884

MF166E2

PGIM SHORT DURATION MULTI-SECTOR

BOND FUND

SEMIANNUAL REPORT

APRIL 30, 2023

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2023 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2023 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Short Duration Multi-Sector Bond Fund informative and useful. The report covers performance for the six-month period ended April 30, 2023.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 11th-largest investment manager with more than $1.5 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Short Duration Multi-Sector Bond Fund

June 15, 2023

PGIM Short Duration Multi-Sector Bond Fund    3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 4/30/23 (without sales charges) Six Months* (%)	Average Annual Total Returns as of 4/30/23 (with sales charges)
		One Year (%)	Five Years (%)	Since Inception (%)

Class A	3.77	-1.54	0.89	1.31 (12/23/2013)

Class C	3.32	-1.12	0.51	0.76 (12/23/2013)

Class Z	3.89	0.99	1.61	1.86 (12/23/2013)

Class R6	3.93	1.06	1.71	1.88 (12/23/2013)

Bloomberg US Government/Credit 1-3 Year Index

	2.89	1.15	1.35	1.07

*Not annualized

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6

Maximum initial sales charge	2.25% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	For purchases prior to May 1, 2023: 1.00% on sales of $500,000 or more made within 12 months of purchase For purchases on or after May 1, 2023: 1.00% on sales of $250,000 or more made within 18 months of purchase	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None

Benchmark Definition

Bloomberg US Government/Credit 1–3 Year Index—The Bloomberg US Government/Credit 1–3 Year Index is an unmanaged index considered representative of the performance of short-term US corporate bonds and US government bonds with maturities from one to three years.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Short Duration Multi-Sector Bond Fund    5

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 4/30/23 (%)

AAA	47.0

AA	5.6

A	6.3

BBB	10.3

BB	10.8

B	3.5

CCC	1.5

Not Rated	4.1

Cash/Cash Equivalents	10.9

Total	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Distributions and Yields as of 4/30/23

	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)

Class A	0.25	5.42	5.40

Class C	0.21	4.68	4.66

Class Z	0.26	5.81	5.74

Class R6	0.26	5.88	5.85

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2023. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Short Duration Multi-Sector Bond Fund    7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Short Duration Multi-Sector Bond Fund		Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,037.70	0.66%	$3.33

	Hypothetical	$1,000.00	$1,021.52	0.66%	$3.31

Class C	Actual	$1,000.00	$1,033.20	1.53%	$7.71

	Hypothetical	$1,000.00	$1,017.21	1.53%	$7.65

Class Z	Actual	$1,000.00	$1,038.90	0.40%	$2.02

	Hypothetical	$1,000.00	$1,022.81	0.40%	$2.01

Class R6	Actual	$1,000.00	$1,039.30	0.33%	$1.67

	Hypothetical	$1,000.00	$1,023.16	0.33%	$1.66

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2023, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2023 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments   (unaudited)

as of April 30, 2023

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 88.0%

ASSET-BACKED SECURITIES 27.8%

Automobiles 2.1%

AmeriCredit Automobile Receivables Trust,
Series 2020-02, Class D	2.130%	03/18/26		500	$472,688
Avis Budget Rental Car Funding AESOP LLC,
Series 2020-01A, Class A, 144A	2.330	08/20/26		2,400	2,254,404
Series 2020-02A, Class A, 144A	2.020	02/20/27		1,100	1,012,770
Series 2023-03A, Class B, 144A	6.120	02/22/28		3,200	3,198,594
CarMax Auto Owner Trust,
Series 2021-02, Class D	1.550	10/15/27		3,700	3,388,882
Exeter Automobile Receivables Trust,
Series 2020-03A, Class C	1.320	07/15/25		100	99,896
Series 2020-03A, Class D	1.730	07/15/26		400	389,388
Ford Auto Securitization Trust (Canada),
Series 2020-AA, Class B, 144A	1.872	06/15/26	CAD	200	139,785
Series 2020-AA, Class C, 144A	2.763	04/15/28	CAD	200	140,390
Ford Credit Auto Owner Trust,
Series 2021-01, Class C, 144A	1.910	10/17/33		1,400	1,267,972
Series 2023-01, Class C, 144A	5.580	08/15/35		4,412	4,453,032
Hertz Vehicle Financing III LLC,
Series 2022-01A, Class C, 144A	2.630	06/25/26		500	459,831
Series 2023-01A, Class B, 144A	6.220	06/25/27		4,100	4,144,175
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A	1.680	12/27/27		5,200	4,623,310
Series 2021-02A, Class B, 144A	2.120	12/27/27		500	441,362
Hertz Vehicle Financing LLC,
Series 2021-01A, Class C, 144A	2.050	12/26/25		300	278,084
Series 2022-02A, Class B, 144A	2.650	06/26/28		1,000	886,464
JPMorgan Chase Bank, NA,
Series 2020-01, Class R, 144A	33.784	01/25/28		727	832,634
Series 2020-02, Class F, 144A	5.763	02/25/28		800	787,981
Series 2020-02, Class R, 144A	31.355	02/25/28		556	628,420
Series 2021-01, Class E, 144A	2.365	09/25/28		162	156,478
Series 2021-01, Class F, 144A	4.280	09/25/28		600	550,539
Series 2021-02, Class D, 144A	1.138	12/26/28		632	608,979
Series 2021-02, Class E, 144A	2.280	12/26/28		454	436,559
Series 2021-03, Class E, 144A	2.102	02/26/29		385	361,402
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A	3.630	09/14/27		4,000	3,873,493
Series 2019-01A, Class B, 144A	3.950	11/14/28		900	864,962
Series 2023-01A, Class B, 144A	5.810	02/14/31		7,700	7,769,394
Series 2023-01A, Class C, 144A	6.140	02/14/31		3,400	3,435,502

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund    9

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Automobiles (cont’d.)

Santander Bank Auto Credit-Linked Notes,
Series 2022-A, Class C, 144A	7.375%	05/15/32		1,205	$1,179,072
Series 2022-C, Class E, 144A	11.366	12/15/32		831	829,075
Santander Bank, NA,
Series 2021-01A, Class C, 144A	3.268	12/15/31		372	356,888
Santander Drive Auto Receivables Trust,
Series 2020-02, Class D	2.220	09/15/26		553	542,671
Series 2020-03, Class D	1.640	11/16/26		2,400	2,332,986
Series 2021-01, Class D	1.130	11/16/26		6,200	5,913,135
Series 2022-07, Class A2	5.810	01/15/26		4,808	4,807,706

					63,918,903

Collateralized Debt Obligation 0.1%

MF1 Ltd. (Cayman Islands),
Series 2022-FL08, Class A, 144A, 30 Day Average SOFR + 1.350% (Cap N/A, Floor 1.350%)	6.132(c)	02/19/37		1,950	1,888,265

Collateralized Loan Obligations 23.3%

Anchorage Capital Europe CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.870% (Cap N/A, Floor 0.870%)	4.131(c)	04/25/34	EUR	5,250	5,618,961
Armada Euro CLO DAC (Ireland),
Series 02A, Class A1, 144A, 3 Month EURIBOR + 0.760% (Cap N/A, Floor 0.760%)	3.414(c)	11/15/31	EUR	1,487	1,601,536
Series 02A, Class A3, 144A	1.500	11/15/31	EUR	496	518,313
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2021-16A, Class A, 144A, 3 Month LIBOR
+ 1.270% (Cap N/A, Floor 1.270%)	6.520(c)	01/20/34		5,000	4,901,541
Avoca Capital CLO Ltd. (Ireland),
Series 10A, Class B1RR, 144A, 3 Month EURIBOR
+ 1.350% (Cap N/A, Floor 1.350%)	4.527(c)	04/15/35	EUR	8,000	8,206,259
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2022-01A, Class A1, 144A, 3 Month SOFR
+ 1.320% (Cap N/A, Floor 1.320%)	6.302(c)	04/18/35		25,000	24,456,642
Bain Capital Euro CLO DAC (Ireland),
Series 2020-01A, Class A, 144A, 3 Month
EURIBOR + 1.100% (Cap N/A, Floor 1.100%)	4.311(c)	01/24/33	EUR	10,000	10,787,581
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month LIBOR
+ 1.120% (Cap N/A, Floor 1.120%)	6.370(c)	01/20/32		15,000	14,778,814

See Notes to Financial Statements.

10

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Battalion CLO Ltd. (Cayman Islands),
Series 2018-12A, Class B2R, 144A, 3 Month LIBOR + 2.080% (Cap N/A, Floor 2.080%)	6.957%(c)	05/17/31		10,000	$9,776,768
Series 2019-16A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	6.370(c)	12/19/32		9,000	8,839,020
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2019-18A, Class A1R, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)	6.430(c)	10/15/34		25,000	24,576,507
BlueMountain CLO Ltd. (Cayman Islands),
Series 2016-02A, Class A1R2, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	6.035(c)	08/20/32		26,500	26,050,258
BNPP AM Euro CLO DAC (Ireland),
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)	3.777(c)	04/15/31	EUR	7,500	8,055,708
Carlyle Euro CLO DAC (Ireland),
Series 2019-01A, Class A1R, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	3.707(c)	03/15/32	EUR	4,500	4,843,241
Series 2019-01A, Class A2RA, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	4.607(c)	03/15/32	EUR	17,450	18,531,996
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)	6.230(c)	04/17/31		2,492	2,461,311
Carlyle US CLO Ltd. (Cayman Islands),
Series 2021-11A, Class A, 144A, 3 Month LIBOR + 1.095% (Cap N/A, Floor 1.095%)	6.350(c)	01/25/33		30,000	29,571,717
Cathedral Lake Ltd. (Cayman Islands),
Series 2021-08A, Class A1, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 1.220%)	6.470(c)	01/20/35		9,500	9,298,922
CBAM Ltd. (Cayman Islands),
Series 2020-12A, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	6.430(c)	07/20/34		10,000	9,806,233
CIFC European Funding CLO DAC (Ireland),
Series 03A, Class A, 144A, 3 Month EURIBOR + 1.050% (Cap N/A, Floor 1.050%)	4.227(c)	01/15/34	EUR	8,000	8,616,471
CIFC Funding Ltd. (Cayman Islands),
Series 2014-05A, Class A1R2, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	6.460(c)	10/17/31		9,750	9,673,623
Crown City CLO (Cayman Islands),
Series 2020-02A, Class A1AR, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	6.388(c)	04/20/35		8,750	8,531,320

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund    11

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

CVC Cordatus Loan Fund DAC (Ireland),
Series 03A, Class A2RR, 144A	1.750%	08/15/32	EUR	2,300	$2,377,551
Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	3.517(c)	05/22/32	EUR	20,000	21,541,513
Elevation CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1R, 144A, 3 Month SOFR + 1.492% (Cap N/A, Floor 0.000%)	6.478(c)	10/15/29		294	291,956
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)	6.540(c)	07/15/29		155	153,513
Series 2017-06A, Class A2, 144A, 3 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)	6.710(c)	07/15/29		6,575	6,511,205
Series 2021-14A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	6.450(c)	10/20/34		4,000	3,910,214
Series 2021-14A, Class B, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)	7.000(c)	10/20/34		6,750	6,490,146
Ellington CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	6.564(c)	02/15/29		1,110	1,106,073
Generate CLO Ltd. (Cayman Islands),
Series 02A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	6.423(c)	01/22/31		745	737,483
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)	6.270(c)	04/15/31		2,500	2,474,328
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.180%)	6.488(c)	10/20/31		5,000	4,947,654
Henley CLO DAC (Ireland),
Series 03A, Class AR, 144A, 3 Month EURIBOR + 0.970% (Cap N/A, Floor 0.970%)	4.231(c)	12/25/35	EUR	3,250	3,451,943
HPS Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)	5.806(c)	02/05/31		248	246,474
ICG US CLO Ltd. (Cayman Islands),
Series 2014-03A, Class A1RR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	6.285(c)	04/25/31		3,491	3,446,254
Invesco Euro CLO DAC (Ireland),
Series 01A, Class A1R, 144A, 3 Month EURIBOR + 0.650% (Cap N/A, Floor 0.650%)	3.827(c)	07/15/31	EUR	10,000	10,750,553
KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	6.440(c)	01/15/31		1,209	1,197,119

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

KKR CLO Ltd. (Cayman Islands), (cont’d.)
Series 30A, Class A1R, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)	6.280%(c)	10/17/31		17,250	$17,021,720
Madison Park Funding Ltd. (Cayman Islands),
Series 2015-18A, Class ARR, 144A, 3 Month LIBOR + 0.940% (Cap N/A, Floor 0.940%)	6.201(c)	10/21/30		16,853	16,651,607
Series 2021-59A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)	6.402(c)	01/18/34		15,000	14,820,067
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	6.381(c)	04/21/31		1,334	1,319,800
Series 2018-08A, Class B, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	6.565(c)	02/20/31		1,500	1,460,304
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	6.198(c)	10/12/30		6,261	6,193,176
Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)	6.380(c)	07/15/31		5,000	4,939,887
Northwoods Capital Ltd. (Cayman Islands),
Series 2017-15A, Class A1R, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)	6.173(c)	06/20/34		13,995	13,568,367
Series 2020-22A, Class AR, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)	6.356(c)	09/01/31		17,500	17,330,169
OAK Hill European Credit Partners Designated Activity Co. (Ireland),
Series 2016-05A, Class ARR, 144A, 3 Month EURIBOR + 0.980% (Cap N/A, Floor 0.980%)	4.185(c)	01/21/35	EUR	9,000	9,572,124
OCP CLO Ltd. (Cayman Islands),
Series 2014-05A, Class A1R, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)	6.348(c)	04/26/31		5,000	4,948,046
Series 2015-09A, Class A1R2, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)	6.236(c)	01/15/33		9,500	9,322,961
OFSI BSL Ltd. (Cayman Islands),
Series 2022-11A, Class A1, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)	7.082(c)	07/18/31		8,500	8,500,426
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1S, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 0.000%)	6.340(c)	04/17/31		19,458	19,145,035
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	6.549(c)	10/30/30		923	915,949

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund    13

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Palmer Square Loan Funding Ltd. (Cayman Islands),
Series 2022-03A, Class A2, 144A, 3 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	7.986%(c)	04/15/31		13,000	$12,906,665
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1R, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 1.240%)	6.109(c)	02/14/34		10,000	9,800,244
Series 2018-01A, Class A1AR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	6.250(c)	10/20/31		9,000	8,867,656
Series 2019-02A, Class A1R, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	6.440(c)	10/15/34		15,000	14,671,731
Providus CLO DAC (Ireland),
Series 2A, Class B1R, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	4.827(c)	07/15/31	EUR	5,875	6,221,945
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2021-03A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	6.430(c)	10/20/34		15,000	14,628,627
Series 2021-03A, Class B, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)	7.000(c)	10/20/34		8,925	8,567,754
Romark CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 1.175%)	6.430(c)	07/25/31		500	494,149
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-05RA, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	5.934(c)	05/07/31		3,000	2,966,589
Series 2017-11A, Class AR, 144A, 3 Month LIBOR + 1.090% (Cap N/A, Floor 0.000%)	5.954(c)	08/15/30		9,565	9,466,956
Signal Peak CLO Ltd.,
Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)	6.365(c)	04/25/31		4,000	3,960,200
Silver Creek CLO Ltd.,
Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)	6.490(c)	07/20/30		313	310,762
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	6.338(c)	01/26/31		4,526	4,475,634
St. Paul’s CLO DAC (Ireland),
Series 04A, Class ARR1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)	4.091(c)	04/25/30	EUR	5,981	6,481,825
Series 05A, Class ARR, 144A, 3 Month EURIBOR + 0.710% (Cap N/A, Floor 0.710%)	3.413(c)	02/20/30	EUR	19,902	21,550,188

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	6.479%(c)	10/29/34		7,250	$7,102,085
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	6.328(c)	10/20/32		22,000	21,650,825
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)	6.500(c)	01/17/30		1,108	1,098,388
THL Credit Wind River CLO Ltd. (Cayman Islands),
Series 2019-01A, Class AR, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)	6.410(c)	07/20/34		15,000	14,681,653
Toro European CLO DAC (Ireland),
Series 02A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)	4.251(c)	07/25/34	EUR	13,500	14,456,716
Venture CLO Ltd. (Cayman Islands),
Series 2014-19A, Class ARR, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 1.260%)	6.520(c)	01/15/32		3,250	3,219,246
Series 2017-28AA, Class A1R, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)	6.460(c)	10/20/34		14,500	14,222,421
Wellfleet CLO Ltd.,
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	6.410(c)	01/17/31		1,000	983,707
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	6.360(c)	07/17/31		5,000	4,934,442
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	6.450(c)	10/20/31		2,250	2,215,163
Series 2018-03A, Class A1A, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	6.500(c)	01/20/32		2,750	2,712,992
Series 2019-01A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	6.370(c)	07/20/32		17,625	17,279,319
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A1R2, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)	6.470(c)	10/15/34		4,500	4,413,831
Zais CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 0.000%)	6.550(c)	04/15/30		533	526,404
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	6.450(c)	07/20/31		4,816	4,756,208

					704,470,684

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund    15

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Consumer Loans 1.2%

Fairstone Financial Issuance Trust (Canada),
Series 2020-01A, Class A, 144A	2.509%	10/20/39	CAD	700	$493,216
Lending Funding Trust,
Series 2020-02A, Class A, 144A	2.320	04/21/31		600	539,795
Lendmark Funding Trust,
Series 2019-02A, Class A, 144A	2.780	04/20/28		688	673,680
Series 2021-01A, Class A, 144A	1.900	11/20/31		5,000	4,368,970
Series 2021-01A, Class B, 144A	2.470	11/20/31		200	168,775
Series 2021-01A, Class C, 144A	3.410	11/20/31		100	82,732
Mariner Finance Issuance Trust,
Series 2019-AA, Class A, 144A	2.960	07/20/32		220	217,963
Series 2020-AA, Class A, 144A	2.190	08/21/34		900	866,302
OneMain Financial Issuance Trust,
Series 2020-01A, Class A, 144A	3.840	05/14/32		400	397,531
Series 2020-02A, Class A, 144A	1.750	09/14/35		2,400	2,162,736
Series 2022-02A, Class D, 144A	6.550	10/14/34		6,870	6,620,163
Oportun Funding XIII LLC,
Series 2019-A, Class A, 144A	3.080	08/08/25		860	842,145
Oportun Funding XIV LLC,
Series 2021-A, Class A, 144A	1.210	03/08/28		1,399	1,335,607
Oportun Issuance Trust,
Series 2022-02, Class A, 144A	5.940	10/09/29		4,111	4,088,032
Regional Management Issuance Trust,
Series 2022-01, Class A, 144A	3.070	03/15/32		3,300	3,087,418
SoFi Consumer Loan Program Trust,
Series 2022-01S, Class A, 144A	6.210	04/15/31		11,166	11,175,873

					37,120,938

Credit Cards 0.3%

Newday Funding Master Issuer PLC (United Kingdom),
Series 2021-01A, Class A1, 144A, SONIA + 0.970% (Cap N/A, Floor 0.000%)	5.154(c)	03/15/29	GBP	1,900	2,379,701
Series 2021-01A, Class A2, 144A, SOFR + 1.100% (Cap N/A, Floor 0.000%)	5.913(c)	03/15/29		1,700	1,687,194
Series 2021-02A, Class A1, 144A, SONIA + 0.800% (Cap N/A, Floor 0.000%)	4.984(c)	07/15/29	GBP	800	997,189
Newday Partnership Funding PLC (United Kingdom),
Series 2020-01A, Class A3, 144A, SONIA + 1.400% (Cap N/A, Floor 0.000%)	5.584(c)	11/15/28	GBP	2,840	3,567,914

					8,631,998

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Home Equity Loans 0.1%

Asset-Backed Funding Certificate Trust,
Series 2003-AHL01, Class A1	4.184%	03/25/33		36	$34,922
Bear Stearns Asset-Backed Securities Trust,
Series 2003-02, Class A3, 1 Month LIBOR + 1.500% (Cap 11.000%, Floor 1.500%)	6.520(c)	03/25/43		125	120,605
Home Equity Asset Trust,
Series 2003-08, Class M1, 1 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)	6.100(c)	04/25/34		196	189,281
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE03, Class A3, 1 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)	6.060(c)	10/25/33		1,054	1,010,318
Series 2003-NC10, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)	6.040(c)	10/25/33		72	70,966
Towd Point HE Trust,
Series 2023-01, Class A1A, 144A	6.875	02/25/63		1,230	1,254,265

					2,680,357

Other 0.3%

PNMAC FMSR Issuer Trust,
Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 3.650% (Cap N/A, Floor 0.000%)	8.670(c)	04/25/25		1,820	1,800,002
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	7.645(c)	06/25/24		8,640	8,143,136

					9,943,138

Residential Mortgage-Backed Securities 0.3%

Countrywide Asset-Backed Certificates,
Series 2003-BC02, Class 2A1, 1 Month LIBOR + 0.600% (Cap 13.875%, Floor 0.600%)	5.620(c)	06/25/33		114	111,960
Countrywide Asset-Backed Certificates Trust,
Series 2004-04, Class 1A, 1 Month LIBOR + 0.420% (Cap N/A, Floor 0.420%)	5.440(c)	08/25/34		1,045	959,949
LSF11 Boson Investments Sarl Compartment 2 (Spain),
Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 3.000%, Floor 0.000%)	3.898(c)	11/25/60	EUR	2,055	2,164,315
Rathlin Residential DAC (Ireland),
Series 2021-01A, Class A, 144A, 1 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)	4.403(c)	09/27/75	EUR	2,887	3,045,435

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund    17

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date		Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)

Structured Asset Investment Loan Trust,
Series 2003-BC02, Class A3, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)	5.720%(c)	04/25/33		31		$30,605
TFS (Spain),
Series 2018-03^	0.000(s)	04/16/40	EUR	—(r	)	1
Series 2018-03, Class A1, 1 Month EURIBOR + 3.000%^	5.934(c)	03/15/26	EUR	1,220		1,274,424

						7,586,689

Student Loans 0.1%

Laurel Road Prime Student Loan Trust,
Series 2018-A, Class A, 144A	0.000	02/25/43		1,440		318,593
Series 2018-C, Class A, 144A	0.000(cc)	08/25/43		537		503,619
Series 2018-D, Class A, 144A	0.000(cc)	11/25/43		941		890,017
Series 2019-A, Class R, 144A	0.000	10/25/48		1,298		221,779
SoFi RR Funding II Trust,
Series 2019-01, Class A, 144A, 1 Month LIBOR + 2.250% (Cap N/A, Floor 1.250%)	7.270(c)	11/29/24		293		292,865
SoFi RR Funding III Trust,
Series 2020-01, Class A, 144A, 1 Month LIBOR + 2.250% (Cap N/A, Floor 1.250%)	7.270(c)	11/29/24		1,090		1,089,925

						3,316,798

TOTAL ASSET-BACKED SECURITIES (cost $869,239,977)						839,557,770

COMMERCIAL MORTGAGE-BACKED SECURITIES 8.4%

Arbor Multifamily Mortgage Securities Trust,
Series 2021-MF02, Class A4, 144A	2.252	06/15/54		18,000		14,779,368
BANK,
Series 2017-BNK05, Class A4	3.131	06/15/60		1,000		929,580
Series 2017-BNK06, Class A4	3.254	07/15/60		230		214,811
Series 2018-BN10, Class A4	3.428	02/15/61		4,665		4,371,756
Series 2019-BN17, Class A3	3.456	04/15/52		4,200		3,888,116
Series 2019-BN18, Class A3	3.325	05/15/62		1,800		1,634,048
Series 2019-BN24, Class A2	2.707	11/15/62		3,500		3,075,560
Series 2020-BN25, Class A3	2.391	01/15/63		5,330		4,974,297
Series 2020-BN29, Class A3	1.742	11/15/53		2,000		1,594,376
Series 2021-BN33, Class A4	2.270	05/15/64		10,400		8,719,528
Barclays Commercial Mortgage Securities Trust,
Series 2019-C05, Class A3	2.805	11/15/52		6,100		5,419,543

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
BBCCRE Trust,
Series 2015-GTP, Class A, 144A	3.966%	08/10/33	7,425	$6,981,350
Benchmark Mortgage Trust,
Series 2018-B08, Class A4	3.963	01/15/52	780	743,337
Series 2019-B10, Class A3	3.455	03/15/62	3,100	2,851,947
Series 2020-B17, Class A4	2.042	03/15/53	3,400	2,813,511
Series 2020-B21, Class A4	1.704	12/17/53	2,000	1,612,502
Series 2020-B22, Class XB, IO, 144A	0.993(cc)	01/15/54	62,848	3,630,446
Series 2021-B26, Class A4	2.295	06/15/54	10,600	8,796,926
BX Commercial Mortgage Trust,
Series 2019-XL, Class F, 144A, 1 Month SOFR + 2.114% (Cap N/A, Floor 2.114%)	7.004(c)	10/15/36	1,785	1,734,398
Series 2019-XL, Class G, 144A, 1 Month SOFR + 2.414% (Cap N/A, Floor 2.414%)	7.304(c)	10/15/36	6,545	6,337,413
BX Trust,
Series 2021-LGCY, Class F, 144A, 1 Month LIBOR + 1.949% (Cap N/A, Floor 1.949%)	6.897(c)	10/15/36	11,000	10,026,004
Series 2022-LBA06, Class E, 144A, 1 Month SOFR + 2.700% (Cap N/A, Floor 2.700%)	7.590(c)	01/15/39	13,400	12,559,938
Series 2022-VAMF, Class E, 144A, 1 Month SOFR + 2.700% (Cap N/A, Floor 2.700%)	7.590(c)	01/15/39	5,700	5,380,651
CD Mortgage Trust,
Series 2017-CD04, Class A3	3.248	05/10/50	553	512,642
Series 2017-CD05, Class A3	3.171	08/15/50	800	737,669
Series 2017-CD06, Class A4	3.190	11/13/50	1,650	1,520,787
CFCRE Commercial Mortgage Trust,
Series 2016-C07, Class A2	3.585	12/10/54	1,640	1,541,043
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class A4	3.575	05/10/47	54	53,341
Series 2016-C02, Class A3	2.575	08/10/49	2,898	2,690,068
Series 2017-C04, Class A3	3.209	10/12/50	1,150	1,065,501
Series 2017-P07, Class XC, IO	0.326(cc)	04/14/50	16,000	166,382
Series 2018-C06, Class A3	4.145	11/10/51	4,300	4,060,814
Series 2019-GC43, Class A3	2.782	11/10/52	10,000	8,701,989
Series 2019-SMRT, Class D, 144A	4.903(cc)	01/10/36	400	388,945
CityLine Commercial Mortgage Trust,
Series 2016-CLNE, Class B, 144A	2.871(cc)	11/10/31	300	289,959
Series 2016-CLNE, Class C, 144A	2.871(cc)	11/10/31	100	95,760
Cold Storage Trust,
Series 2020-ICE05, Class E, 144A, 1 Month LIBOR + 2.766% (Cap N/A, Floor 2.766%)	7.713(c)	11/15/37	2,212	2,158,434
Commercial Mortgage Trust,
Series 2014-CR15, Class XB, IO, 144A	0.024(cc)	02/10/47	157,461	15,085
Series 2016-COR01, Class A3	2.826	10/10/49	693	645,516

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund    19

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Commercial Mortgage Trust, (cont’d.)
Series 2017-COR02, Class A2	3.239%	09/10/50	1,468	$1,370,813
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	7.098(c)	05/15/36	3,292	3,224,919
Credit Suisse Mortgage Trust,
Series 2016-NXSR, Class A4	3.795(cc)	12/15/49	3,407	3,210,140
CSAIL Commercial Mortgage Trust,
Series 2018-CX12, Class A3 (original cost $1,918,987; purchased 08/08/18)(f)	3.959	08/15/51	1,900	1,795,552
Series 2019-C15, Class A3	3.779	03/15/52	6,000	5,615,388
DBWF Mortgage Trust,
Series 2016-85T, Class D, 144A	3.935(cc)	12/10/36	200	145,613
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4	2.632	08/10/49	400	371,316
Series 2017-C06, Class A4	3.071	06/10/50	600	558,490
Eleven Madison Mortgage Trust,
Series 2015-11MD, Class C, 144A	3.673(cc)	09/10/35	250	193,357
FHLMC Multifamily Structured Pass-Through Certificates,
Series K0069, Class X1, IO	0.475(cc)	09/25/27	6,449	88,588
Series K0090, Class X1, IO	0.856(cc)	02/25/29	99,525	3,508,878
Series K0093, Class X1, IO	1.093(cc)	05/25/29	13,077	603,032
Series K0097, Class X1, IO	1.220(cc)	07/25/29	17,912	993,060
Series K0101, Class X1, IO	0.947(cc)	10/25/29	18,939	830,874
Series K0122, Class X1, IO	0.972(cc)	11/25/30	37,516	1,921,723
Series K0735, Class X1, IO	1.094(cc)	05/25/26	8,367	195,927
Series K1513, Class X1, IO	0.993(cc)	08/25/34	30,791	1,938,637
Series Q001, Class XA, IO	2.113(cc)	02/25/32	13,541	1,095,878
Greystone Commercial Capital Trust,
Series 2021-03, Class A, 144A, 1 Month LIBOR + 2.230% (Cap N/A, Floor 2.230%)	7.178(c)	08/01/23	8,500	8,265,480
GS Mortgage Securities Trust,
Series 2014-GC20, Class XB, IO	0.639(cc)	04/10/47	15,000	47,942
Series 2017-GS06, Class A2	3.164	05/10/50	669	623,711
Series 2017-GS07, Class A3	3.167	08/10/50	1,180	1,084,834
Series 2017-GS08, Class A3	3.205	11/10/50	1,400	1,296,761
Series 2019-GC38, Class A3	3.703	02/10/52	6,400	5,989,975
IMT Trust,
Series 2017-APTS, Class AFX, 144A	3.478	06/15/34	140	135,434
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class A5	3.672	11/15/47	1,400	1,348,829
Series 2015-C29, Class A4	3.611	05/15/48	1,890	1,809,078

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C05, Class A4	3.414%	03/15/50		3,135	$2,967,604
Series 2017-C07, Class A4	3.147	10/15/50		1,100	1,019,401
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-AON, Class E, 144A	4.767(cc)	07/05/31		10,600	4,240,000
MHP,
Series 2022-MHIL, Class E, 144A, 1 Month SOFR + 2.611% (Cap N/A, Floor 2.611%)	7.500(c)	01/15/27		3,109	2,906,584
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C20, Class A3	2.988	02/15/48		644	615,551
Series 2016-C29, Class A3	3.058	05/15/49		2,536	2,391,034
Series 2016-C30, Class A4	2.600	09/15/49		6,286	5,803,599
Series 2017-C33, Class A4	3.337	05/15/50		1,200	1,129,184
Morgan Stanley Capital I Trust,
Series 2015-UBS08, Class A3	3.540	12/15/48		3,939	3,789,328
Series 2017-H01, Class A4	3.259	06/15/50		1,100	1,025,352
Series 2017-HR02, Class A3	3.330	12/15/50		1,983	1,836,991
Series 2018-H04, Class A3	4.043	12/15/51		1,500	1,433,423
Series 2019-H06, Class A3	3.158	06/15/52		1,600	1,443,895
Series 2019-MEAD, Class E, 144A	3.283(cc)	11/10/36		800	669,713
Series 2021-L07, Class A4	2.322	10/15/54		11,000	8,998,596
Natixis Commercial Mortgage Securities Trust,
Series 2019-LVL, Class A, 144A	3.885	08/15/38		4,750	4,304,612
Salus European Loan Conduit DAC (United Kingdom),
Series 33A, Class A, 144A, SONIA + 1.619% (Cap 6.500%, Floor 1.500%)	5.819(c)	01/23/29	GBP	2,000	2,454,249
UBS Commercial Mortgage Trust,
Series 2017-C02, Class A3	3.225	08/15/50		472	443,159
Series 2017-C07, Class A3	3.418	12/15/50		1,950	1,829,852
Series 2018-C08, Class A3	3.720	02/15/51		2,160	2,024,909
Series 2018-C10, Class A3	4.048	05/15/51		1,400	1,333,065
Series 2018-C14, Class A3	4.180	12/15/51		2,697	2,591,598
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC24, Class A3	2.684	10/15/49		1,277	1,182,297
Series 2017-C39, Class A4	3.157	09/15/50		1,400	1,296,998
Series 2017-C40, Class A3	3.317	10/15/50		350	325,914
Series 2017-RB01, Class A4	3.374	03/15/50		632	586,153
Series 2018-C43, Class XB, IO	0.465(cc)	03/15/51		51,500	784,067
Series 2018-C46, Class XB, IO	0.494(cc)	08/15/51		104,789	1,840,986
Series 2020-C56, Class A4	2.194	06/15/53		3,300	2,747,966

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund    21

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

Wells Fargo Commercial Mortgage Trust, (cont’d.)
Series 2021-FCMT, Class E, 144A, 1 Month LIBOR + 4.500% (Cap N/A, Floor 4.500%)	9.448%(c)	05/15/31	7,000	$5,868,612

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $289,679,855)				255,862,262

CONVERTIBLE BOND 0.0%

Telecommunications

Digicel Group Holdings Ltd. (Jamaica),
Sub. Notes, 144A, Cash coupon 7.000% or PIK N/A (original cost $36,600; purchased 03/21/23 - 04/05/23)(f) (cost $36,600)	7.000	05/15/23(oo)	248	27,324

CORPORATE BONDS 27.6%

Aerospace & Defense 0.9%

Boeing Co. (The),
Sr. Unsec’d. Notes	1.433	02/04/24	11,940	11,575,921
Sr. Unsec’d. Notes	3.625	02/01/31	3,940	3,605,271
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.125	06/15/26	2,175	2,158,688
Sr. Unsec’d. Notes, 144A	7.500	03/15/25	627	627,000
Sr. Unsec’d. Notes, 144A	7.500	02/01/29	325	318,906
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	10,475	10,450,907

				28,736,693

Airlines 0.2%

Southwest Airlines Co.,
Sr. Unsec’d. Notes	5.125	06/15/27	3,030	3,053,776
United Airlines 2014-1 Class A Pass-Through Trust, Pass-Through Certificates	4.000	10/11/27	90	85,333
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	2,370	2,263,189

				5,402,298

Apparel 0.0%

Hanesbrands, Inc.,
Gtd. Notes, 144A(a)
	4.875	05/15/26	1,625	1,533,056

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Manufacturers 0.9%

Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.900%	02/16/28	575	$497,941
Sr. Unsec’d. Notes	6.800	05/12/28	3,050	3,052,432
Sr. Unsec’d. Notes	6.950	03/06/26	1,275	1,284,248
General Motors Co.,
Sr. Unsec’d. Notes	6.600	04/01/36	3,755	3,863,768
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes	2.400	04/10/28	6,635	5,792,946
Sr. Unsec’d. Notes, SOFR + 1.200%(a)	5.933(c)	11/17/23	8,310	8,285,475
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, EMTN(h)	3.500(cc)	10/24/25	3,500	3,430,500

				26,207,310

Auto Parts & Equipment 0.1%

Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
	5.750	04/15/25	1,700	1,674,500

Banks 7.4%

Banco do Brasil SA (Brazil),
Sr. Unsec’d. Notes, 144A	4.875	01/11/29	1,250	1,179,141
Banco Santander SA (Spain),
Sr. Unsec’d. Notes	1.849	03/25/26	600	543,749
Bank of America Corp.,
Sr. Unsec’d. Notes	2.572(ff)	10/20/32	2,485	2,041,057
Sr. Unsec’d. Notes	2.592(ff)	04/29/31	8,630	7,315,819
Sr. Unsec’d. Notes	2.687(ff)	04/22/32	2,780	2,325,408
Sr. Unsec’d. Notes, GMTN	3.593(ff)	07/21/28	530	498,448
Sr. Unsec’d. Notes, MTN	1.898(ff)	07/23/31	1,665	1,337,797
Sr. Unsec’d. Notes, MTN	2.496(ff)	02/13/31	1,615	1,365,891
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30	1,350	1,202,153
Sr. Unsec’d. Notes, MTN	3.824(ff)	01/20/28	675	645,658
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	2,325	2,227,822
Sr. Unsec’d. Notes, Series N	2.651(ff)	03/11/32	8,620	7,182,610
Sub. Notes, MTN	4.450	03/03/26	6,500	6,405,494
Sub. Notes, Series L, MTN	3.950	04/21/25	300	293,055
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes, Series F	4.625(ff)	09/20/26(oo)	125	113,306
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	3.650	03/16/25	200	191,521
Sr. Unsec’d. Notes	3.932(ff)	05/07/25	1,400	1,368,255

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund    23

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A	1.904%(ff)	09/30/28	4,255	$3,673,117
Sr. Unsec’d. Notes, 144A	2.591(ff)	01/20/28	475	430,406
Sr. Unsec’d. Notes, 144A	2.871(ff)	04/19/32	4,415	3,668,781
Sr. Unsec’d. Notes, 144A	3.375	01/09/25	350	337,067
BPCE SA (France),
Sr. Unsec’d. Notes, 144A, MTN	5.975(ff)	01/18/27	10,000	10,078,892
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A	5.750	05/05/26	1,400	1,406,154
Citigroup, Inc.,
Jr. Sub. Notes	3.875(ff)	02/18/26(oo)	6,615	5,639,057
Jr. Sub. Notes, Series U	5.000(ff)	09/12/24(oo)	2,125	1,987,095
Jr. Sub. Notes, Series V	4.700(ff)	01/30/25(oo)	1,155	1,016,380
Sr. Unsec’d. Notes	2.561(ff)	05/01/32	2,685	2,231,213
Sr. Unsec’d. Notes	2.666(ff)	01/29/31	810	695,266
Sr. Unsec’d. Notes	3.200	10/21/26	2,495	2,371,127
Sr. Unsec’d. Notes	3.520(ff)	10/27/28	990	929,487
Sr. Unsec’d. Notes	4.910(ff)	05/24/33	3,840	3,777,020
Sub. Notes	4.125	07/25/28	1,260	1,200,520
Sub. Notes	4.400	06/10/25	210	206,288
Sub. Notes	4.450	09/29/27	6,500	6,354,288
Sub. Notes	4.600	03/09/26	165	163,043
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	3.091(ff)	05/14/32	3,510	2,812,387
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes	3.961(ff)	11/26/25	2,655	2,534,354
Development Bank of Japan, Inc. (Japan),
Gov’t. Gtd. Notes, 144A, MTN	3.125	09/06/23	1,000	993,470
Gov’t. Gtd. Notes, EMTN	2.750	09/16/25	2,000	1,927,682
Development Bank of Mongolia LLC (Mongolia),
Sr. Unsec’d. Notes	7.250	10/23/23	2,800	2,755,900
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes, 144A(a)	1.625	10/16/24	500	479,114
Gov’t. Liquid Gtd. Notes, 144A, MTN	3.250	09/26/23	750	744,404
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series V	4.125(ff)	11/10/26(oo)	3,095	2,598,518
Sr. Unsec’d. Notes	2.383(ff)	07/21/32	9,335	7,624,711
Sr. Unsec’d. Notes	3.102(ff)	02/24/33	5,945	5,118,345
Sr. Unsec’d. Notes	3.500	01/23/25	515	500,251
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	275	259,044
Sr. Unsec’d. Notes	3.850	01/26/27	800	774,587
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	1,075	1,032,572

See Notes to Financial Statements.

24

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Goldman Sachs Group, Inc. (The), (cont’d.)
Sr. Unsec’d. Notes, EMTN	4.100%(cc)	05/31/24	2,244	$2,218,058
Sub. Notes	5.150	05/22/45	125	118,176
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes	3.550	04/09/24	600	588,492
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF	5.000(ff)	08/01/24(oo)	1,515	1,454,398
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	2,260	2,097,162
Jr. Sub. Notes, Series II	4.000(ff)	04/01/25(oo)	4,510	4,073,445
Sr. Unsec’d. Notes	2.069(ff)	06/01/29	6,015	5,239,869
Sr. Unsec’d. Notes	2.545(ff)	11/08/32	6,175	5,141,053
Sr. Unsec’d. Notes	2.580(ff)	04/22/32	6,395	5,374,626
Sr. Unsec’d. Notes	2.963(ff)	01/25/33	2,690	2,302,492
Sr. Unsec’d. Notes	3.509(ff)	01/23/29	375	352,869
Sr. Unsec’d. Notes	3.782(ff)	02/01/28	4,500	4,321,467
Sr. Unsec’d. Notes	3.964(ff)	11/15/48	845	711,348
Sr. Unsec’d. Notes	4.005(ff)	04/23/29	1,550	1,484,297
Sr. Unsec’d. Notes	4.452(ff)	12/05/29	6,920	6,737,260
Sub. Notes	3.875	09/10/24	310	304,685
Sub. Notes	4.250	10/01/27	215	211,796
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes	3.750	01/11/27	800	761,881
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes	2.309(ff)	07/20/32	6,285	5,041,951
Sr. Unsec’d. Notes(a)	2.801	07/18/24	1,930	1,868,258
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	7,920	6,399,361
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	4,280	4,053,244
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	1,150	1,110,462
Sr. Unsec’d. Notes, MTN	1.794(ff)	02/13/32	3,295	2,599,800
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32	3,905	3,101,628
Sr. Unsec’d. Notes, MTN	2.511(ff)	10/20/32	1,680	1,381,781
Sr. Unsec’d. Notes, MTN	2.943(ff)	01/21/33	3,875	3,285,414
Sr. Unsec’d. Notes, MTN	3.591(ff)	07/22/28	640	605,384
Sub. Notes, GMTN	4.350	09/08/26	5,505	5,387,913
PNC Bank NA,
Sub. Notes	4.050	07/26/28	350	333,955
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A	2.226(ff)	01/21/26	7,500	6,988,903
Texas Capital Bank NA,
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 4.500%	9.659(c)	09/30/24	13,350	12,752,291

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund    25

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	4.488%(ff)	05/12/26		1,635	$1,584,349
Sr. Unsec’d. Notes, 144A, SOFR + 1.580%	6.297(c)	05/12/26		5,085	5,092,791
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, 144A	2.569(ff)	09/22/26		1,180	1,073,301
Wells Fargo & Co.,
Sr. Unsec’d. Notes	3.068(ff)	04/30/41		3,050	2,289,884
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31		2,575	2,201,235

					223,203,003

Biotechnology 0.2%

Amgen, Inc.,
Sr. Unsec’d. Notes	5.600	03/02/43		4,555	4,688,894
Baxalta, Inc.,
Gtd. Notes	4.000	06/23/25		925	908,317

					5,597,211

Building Materials 0.1%

JELD-WEN, Inc.,
Gtd. Notes, 144A	4.875	12/15/27		2,239	1,958,660
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	4.750	01/15/28		2,000	1,865,230

					3,823,890

Chemicals 0.6%

Ashland Services BV,
Gtd. Notes	2.000	01/30/28	EUR	3,900	3,724,331
CNAC HK Finbridge Co. Ltd. (China),
Gtd. Notes	1.125	09/22/24	EUR	1,400	1,458,296
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.875	06/01/24		1,800	1,770,750
Rain CII Carbon LLC/CII Carbon Corp.,
Sec’d. Notes, 144A	7.250	04/01/25		4,435	4,306,182
Sasol Financing USA LLC (South Africa),
Gtd. Notes(a)	4.375	09/18/26		1,020	922,596
Gtd. Notes	5.875	03/27/24		3,060	3,020,411
Gtd. Notes(a)	6.500	09/27/28		600	554,118
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes	3.450	08/01/25		85	82,531

See Notes to Financial Statements.

26

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)

TPC Group, Inc.,
Sr. Sec’d. Notes, 144A	13.000%	12/16/27		226	$227,060
Westlake Corp.,
Sr. Unsec’d. Notes	2.875	08/15/41		1,650	1,120,355

					17,186,630

Commercial Services 0.6%

Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	07/15/26		1,125	1,084,228
Sr. Unsec’d. Notes, 144A(a)	6.000	06/01/29		1,800	1,400,784
Sr. Unsec’d. Notes, 144A	9.750	07/15/27		2,028	1,885,579
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A	4.625	06/01/28		1,000	867,500
Sr. Sec’d. Notes, 144A	4.625	06/01/28		1,925	1,669,937
Brink’s Co. (The),
Gtd. Notes, 144A	4.625	10/15/27		2,696	2,550,417
Gtd. Notes, 144A	5.500	07/15/25		1,000	992,451
Central Nippon Expressway Co. Ltd. (Japan),
Sr. Unsec’d. Notes	0.886	09/29/25		1,000	912,367
Georgetown University (The),
Unsec’d. Notes, Series A	5.215	10/01/2118		785	741,344
Nexi SpA (Italy),
Sr. Unsec’d. Notes(a)	2.125	04/30/29	EUR	5,890	5,345,637
United Rentals North America, Inc.,
Gtd. Notes	5.500	05/15/27		320	317,928

					17,768,172

Computers 0.1%

Banff Merger Sub, Inc.,
Sr. Unsec’d. Notes	8.375	09/01/26	EUR	2,180	2,301,560
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
Sr. Sec’d. Notes, 144A	5.750	06/01/25		1,967	1,976,879

					4,278,439

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund    27

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Distribution/Wholesale 0.2%

H&E Equipment Services, Inc.,
Gtd. Notes, 144A	3.875%	12/15/28		5,694	$4,919,257
Ritchie Bros Holdings, Inc. (Canada),
Sr. Sec’d. Notes, 144A	6.750	03/15/28		225	232,875

					5,152,132

Diversified Financial Services 0.7%

Blackstone Private Credit Fund,
Sr. Sec’d. Notes^	5.610	05/03/27		2,925	2,655,388
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A	3.150	07/24/24		2,000	1,966,490
CPPIB Capital, Inc. (Canada),
Gtd. Notes, 144A, MTN	2.750	11/02/27		250	238,109
Greystone Commercial Capital Trust,
Sr. Unsec’d. Notes, Series A, 144A, 1 Month LIBOR + 2.270%^	7.218(c)	05/31/25		9,300	8,556,000
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	6.000	01/15/27		425	401,887
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28		800	644,818
Gtd. Notes	6.125	03/15/24		1,775	1,746,440
Gtd. Notes	8.250	10/01/23		4,500	4,522,500
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN	6.150	12/06/28		200	207,163
Sr. Unsec’d. Notes, GMTN	1.841	09/21/28	EUR	1,460	1,316,983

					22,255,778

Electric 1.6%

Calpine Corp.,
Sr. Sec’d. Notes, 144A	5.250	06/01/26		494	480,955
Sr. Unsec’d. Notes, 144A	4.625	02/01/29		1,300	1,127,103
Sr. Unsec’d. Notes, 144A	5.000	02/01/31		1,950	1,641,884
Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A	4.688	05/15/29		3,011	2,710,465
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes, Series C	4.300	12/01/56		25	21,056
Edison International,
Sr. Unsec’d. Notes	4.700	08/15/25		10,000	9,883,389
Eskom Holdings SOC Ltd. (South Africa),
Sr. Unsec’d. Notes, 144A	7.125	02/11/25		475	462,323

See Notes to Financial Statements.

28

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A	4.350%	01/15/25		125	$122,904
Hydro-Quebec (Canada),
Local Gov’t. Gtd. Notes, Series B, MTN	6.270	01/03/26		85	89,525
Local Gov’t. Gtd. Notes, Series GQ	8.250	01/15/27		670	757,560
Local Gov’t. Gtd. Notes, Series HH	8.500	12/01/29		375	471,695
Local Gov’t. Gtd. Notes, Series IO	8.050	07/07/24		565	585,738
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28		320	305,260
Sr. Sec’d. Notes, Series 6, 144A	5.000	11/12/24		2,000	1,979,750
Monongahela Power Co.,
First Mortgage, 144A	4.100	04/15/24		425	417,476
Narragansett Electric Co. (The),
Sr. Unsec’d. Notes, 144A	3.395	04/09/30		1,640	1,506,676
NRG Energy, Inc.,
Gtd. Notes(a)	5.750	01/15/28		5,500	5,365,829
Gtd. Notes	6.625	01/15/27		858	861,722
Gtd. Notes, 144A	5.250	06/15/29		625	577,100
PacifiCorp,
First Mortgage	3.300	03/15/51		300	223,670
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes	2.875	10/25/25	EUR	1,000	1,057,686
Sempra Energy,
Sr. Unsec’d. Notes	4.000	02/01/48		580	472,790
Southern Co. (The),
Jr. Sub. Notes	5.113	08/01/27		1,875	1,890,107
Tucson Electric Power Co.,
Sr. Unsec’d. Notes	4.000	06/15/50		2,350	1,901,256
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)		1,425	1,280,298
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		5,125	4,834,863
Vistra Operations Co. LLC,
Gtd. Notes, 144A(a)	4.375	05/01/29		1,200	1,073,877
Gtd. Notes, 144A(a)	5.000	07/31/27		3,291	3,128,092
Gtd. Notes, 144A	5.500	09/01/26		925	907,935
Gtd. Notes, 144A	5.625	02/15/27		3,700	3,608,031

					49,747,015

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund    29

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electrical Components & Equipment 0.2%

WESCO Distribution, Inc.,
Gtd. Notes, 144A	7.125%	06/15/25		2,250	$2,287,636
Gtd. Notes, 144A(a)	7.250	06/15/28		3,000	3,083,262

					5,370,898

Engineering & Construction 0.2%

Cellnex Finance Co. SA (Spain),
Gtd. Notes, EMTN	2.000	02/15/33	EUR	3,800	3,280,845
Cellnex Telecom SA (Spain),
Sr. Unsec’d. Notes, EMTN	1.750	10/23/30	EUR	2,400	2,165,055
GMR Hyderabad International Airport Ltd. (India),
Sr. Sec’d. Notes, 144A	4.250	10/27/27		200	175,350
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A	4.250	10/31/26		620	591,325

					6,212,575

Entertainment 0.7%

AMC Entertainment Holdings, Inc.,
Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	10.000	06/15/26		467	315,928
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A	6.250	07/01/25		4,142	4,147,706
Codere Finance 2 Luxembourg SA (Spain),
Sr. Sec’d. Notes, Cash coupon 2.000% and PIK 10.750%	12.750	11/30/27(d)	EUR	368	118,864
Sr. Sec’d. Notes, 144A, Cash coupon 8.000% and PIK 3.000%	11.000	09/30/26(d)	EUR	1,066	998,522
Codere New Holdco SA (Luxembourg),
Sr. Sec’d. Notes, 144A, Cash coupon N/A or PIK 7.500%	7.500	11/30/27(d)	EUR	449	31,356
Golden Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	7.625	04/15/26		1,075	1,087,129
International Game Technology PLC,
Sr. Sec’d. Notes, 144A(a)	4.125	04/15/26		3,040	2,918,400
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	5.625	01/15/27		4,250	4,042,880
Scientific Games International, Inc.,
Gtd. Notes, 144A	8.625	07/01/25		1,125	1,150,699
Warnermedia Holdings, Inc.,
Gtd. Notes, 144A	5.050	03/15/42		2,745	2,269,063

See Notes to Financial Statements.

30

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Entertainment (cont’d.)

Warnermedia Holdings, Inc., (cont’d.)
Gtd. Notes, 144A	5.141%	03/15/52		2,535	$2,023,709
Gtd. Notes, 144A	5.391	03/15/62		1,270	1,019,378

					20,123,634

Foods 1.0%

Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	6.500	02/15/28		1,750	1,778,513
B&G Foods, Inc.,
Gtd. Notes	5.250	04/01/25		2,000	1,890,366
Gtd. Notes(a)	5.250	09/15/27		3,300	2,883,696
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	3.250	02/16/26	GBP	7,100	7,300,697
Bellis Finco PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A	4.000	02/16/27	GBP	3,200	2,724,650
Chobani LLC/Chobani Finance Corp., Inc.,
Gtd. Notes, 144A	7.500	04/15/25		3,450	3,389,840
Kraft Heinz Foods Co.,
Gtd. Notes	4.375	06/01/46		1,575	1,374,740
Gtd. Notes	4.625	10/01/39		1,415	1,300,529
Market Bidco Finco PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	5.500	11/04/27	GBP	2,500	2,354,835
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A	5.875	09/30/27		3,700	3,680,696
US Foods, Inc.,
Sr. Sec’d. Notes, 144A	6.250	04/15/25		2,000	2,008,374

					30,686,936

Forest Products & Paper 0.1%

Celulosa Arauco y Constitucion SA (Chile),
Sr. Unsec’d. Notes	4.500	08/01/24		2,295	2,255,268

Gas 0.2%

AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes(a)	5.625	05/20/24		1,475	1,466,196
Sr. Unsec’d. Notes	5.750	05/20/27		1,370	1,300,987
Sr. Unsec’d. Notes	5.875	08/20/26		2,000	1,930,500

					4,697,683

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund    31

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Products 0.0%

Stryker Corp.,
Sr. Unsec’d. Notes	2.125%	11/30/27	EUR	430	$446,409
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN	1.500	10/01/39	EUR	800	617,457
Sr. Unsec’d. Notes, EMTN	1.875	10/01/49	EUR	550	377,882

					1,441,748

Healthcare-Services 0.5%

Advocate Health & Hospitals Corp.,
Sr. Unsec’d. Notes	3.829	08/15/28		1,175	1,141,716
HCA, Inc.,
Gtd. Notes	5.375	02/01/25		275	275,196
Indiana University Health, Inc. Obligated Group,
Sec’d. Notes	3.970	11/01/48		800	693,964
IQVIA, Inc.,
Gtd. Notes	2.250	03/15/29	EUR	6,817	6,241,706
Gtd. Notes, 144A	2.250	01/15/28	EUR	1,200	1,146,873
Legacy LifePoint Health LLC,
Sr. Sec’d. Notes, 144A(a)	4.375	02/15/27		3,025	2,575,055
RegionalCare Hospital Partners Holdings,
Inc./LifePoint Health, Inc.,
Gtd. Notes, 144A(a)	9.750	12/01/26		3,000	2,496,067
Tenet Healthcare Corp.,
Gtd. Notes(a)	6.125	10/01/28		600	582,043
Sr. Sec’d. Notes	4.625	07/15/24		680	673,906
Sr. Sec’d. Notes	4.875	01/01/26		725	713,798

					16,540,324

Home Builders 0.8%

Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27		2,050	1,905,094
Gtd. Notes	7.250	10/15/29		1,350	1,290,484
Century Communities, Inc.,
Gtd. Notes	6.750	06/01/27		4,175	4,197,184
Empire Communities Corp. (Canada),
Sr. Unsec’d. Notes, 144A	7.000	12/15/25		6,260	5,712,250
Lennar Corp.,
Gtd. Notes	5.250	06/01/26		3,000	3,017,954
M/I Homes, Inc.,
Gtd. Notes	4.950	02/01/28		884	831,890

See Notes to Financial Statements.

32

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Home Builders (cont’d.)

Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A(a)	5.250%	12/15/27	3,000	$2,775,000
Meritage Homes Corp.,
Gtd. Notes	6.000	06/01/25	750	757,764
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.875	06/15/27	1,325	1,322,004
Tri Pointe Homes, Inc.,
Gtd. Notes	5.250	06/01/27	3,000	2,889,687

				24,699,311

Insurance 0.0%

Arch Capital Finance LLC,
Gtd. Notes	4.011	12/15/26	135	131,824
Markel Corp.,
Sr. Unsec’d. Notes	4.150	09/17/50	505	404,065

				535,889

Internet 0.2%

Gen Digital, Inc.,
Sr. Unsec’d. Notes, 144A	5.000	04/15/25	5,000	4,945,432

Iron/Steel 0.2%

Steel Dynamics, Inc.,
Sr. Unsec’d. Notes	3.450	04/15/30	5,365	4,881,166

Lodging 0.2%
MGM Resorts International,

Gtd. Notes	4.625	09/01/26	935	893,265
Gtd. Notes	5.750	06/15/25	150	149,473
Gtd. Notes(a)	6.750	05/01/25	5,500	5,548,885
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes	5.625	08/08/25	300	292,806

				6,884,429

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund    33

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Machinery-Diversified 0.1%

Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A	7.500%	01/01/30		525	$541,508
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A (original cost $1,828,783; purchased 12/15/21)(a)(f)	10.125	08/01/24		1,775	1,764,778

					2,306,286

Media 1.3%

CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	5.500	05/01/26		3,400	3,336,770
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	5.375	05/01/47		85	69,367
Sr. Sec’d. Notes	6.384	10/23/35		3,075	3,038,373
Sr. Sec’d. Notes	6.484	10/23/45		95	87,975
Comcast Corp.,
Gtd. Notes	4.250	10/15/30		335	331,777
CSC Holdings LLC,
Gtd. Notes, 144A	5.500	04/15/27		9,497	8,122,302
Sr. Unsec’d. Notes	5.250	06/01/24		3,000	2,925,759
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Sec’d. Notes, 144A	5.375	08/15/26(d)		8,190	569,512
DISH DBS Corp.,
Gtd. Notes	7.750	07/01/26		4,500	2,598,188
DISH Network Corp.,
Sr. Sec’d. Notes, 144A	11.750	11/15/27		2,300	2,174,921
Gray Television, Inc.,
Gtd. Notes, 144A	5.875	07/15/26		479	407,092
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	6.625	06/01/27		3,400	3,273,565
Videotron Ltd. (Canada),
Gtd. Notes, 144A	5.375	06/15/24		4,940	4,912,583
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.125	08/15/30	GBP	2,100	2,054,438
Sr. Sec’d. Notes	4.250	01/15/30	GBP	1,800	1,789,633
Ziggo BV (Netherlands),
Sr. Sec’d. Notes	2.875	01/15/30	EUR	4,120	3,629,434

					39,321,689

See Notes to Financial Statements.

34

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Mining 0.2%

First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A(a)	7.500%	04/01/25	2,925	$2,909,937
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, 144A, MTN	5.315	04/14/32	1,230	1,182,568
Novelis Corp.,
Gtd. Notes, 144A(a)	3.250	11/15/26	2,150	1,968,590

				6,061,095

Miscellaneous Manufacturing 0.2%

Teledyne Technologies, Inc.,
Gtd. Notes	2.750	04/01/31	6,825	5,799,512

Multi-National 0.3%

Asian Development Bank (Supranational Bank),
Sr. Unsec’d. Notes	5.820	06/16/28	3,000	3,267,424
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes	3.750	11/23/23	750	742,695
Inter-American Development Bank (Supranational Bank),
Notes	6.800	10/15/25	500	528,492
Sr. Unsec’d. Notes	7.000	06/15/25	1,000	1,058,339
Unsec’d. Notes	6.950	08/01/26	500	544,776
Unsec’d. Notes, MTN	6.750	07/15/27	1,895	2,077,491

				8,219,217

Office/Business Equipment 0.3%

CDW LLC/CDW Finance Corp.,
Gtd. Notes	2.670	12/01/26	2,545	2,314,806
Gtd. Notes	4.125	05/01/25	3,056	2,986,321
Gtd. Notes	5.500	12/01/24	4,000	3,992,325

				9,293,452

Oil & Gas 2.2%

Aethon United BR LP/Aethon United Finance Corp.,
Sr. Unsec’d. Notes, 144A	8.250	02/15/26	1,575	1,535,853
Aker BP ASA (Norway),
Gtd. Notes, 144A	2.000	07/15/26	8,375	7,630,342
Gtd. Notes, 144A	3.100	07/15/31	1,585	1,345,508
Sr. Unsec’d. Notes, 144A	2.875	01/15/26	3,755	3,564,818

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund    35

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	7.000%	11/01/26		100	$96,891
Gtd. Notes, 144A	9.000	11/01/27		641	792,545
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	5.400	06/15/47		1,332	1,240,322
Chesapeake Energy Corp.,
Gtd. Notes, 144A	5.500	02/01/26		3,825	3,775,784
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A	7.000	06/15/25		1,675	1,666,484
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes	6.875	04/29/30		1,545	1,376,981
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A	5.750	01/30/28		1,375	1,368,613
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A(a)	4.500	03/30/24		2,390	2,325,709
Sr. Sec’d. Notes, 144A	4.875	03/30/26		1,063	975,502
Sr. Sec’d. Notes, 144A(a)	5.375	03/30/28		1,900	1,692,544
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes	4.250	04/06/24	GBP	2,000	1,885,125
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A	4.750	04/19/27		200	190,320
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	7.125	02/01/27		350	358,750
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	7.500	05/01/31		250	278,795
Parkland Corp. (Canada),
Gtd. Notes, 144A(a)	5.875	07/15/27		4,625	4,498,784
Petrobras Global Finance BV (Brazil),
Gtd. Notes	6.625	01/16/34	GBP	1,575	1,713,154
Gtd. Notes, EMTN	6.250	12/14/26	GBP	1,400	1,715,794
Petroleos Mexicanos (Mexico),
Gtd. Notes	5.350	02/12/28		395	327,430
Gtd. Notes	6.490	01/23/27		3,045	2,725,275
Gtd. Notes	6.500	03/13/27		2,778	2,476,309
Gtd. Notes	6.500	01/23/29		300	252,608
Gtd. Notes	6.840	01/23/30		300	241,268
Gtd. Notes, EMTN	3.750	02/21/24	EUR	2,000	2,169,090
Gtd. Notes, EMTN	3.750	11/16/25	GBP	853	966,348
Gtd. Notes, EMTN	4.875	02/21/28	EUR	1,080	992,801
Gtd. Notes, MTN	4.625	09/21/23		1,882	1,857,440
Gtd. Notes, MTN	6.750	09/21/47		452	278,206

See Notes to Financial Statements.

36

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Petroleos Mexicanos (Mexico), (cont’d.)
Gtd. Notes, MTN(a)	6.875%	08/04/26	1,440	$1,350,360
QatarEnergy (Qatar),
Sr. Unsec’d. Notes, 144A	1.375	09/12/26	2,312	2,091,348
Sr. Unsec’d. Notes, 144A	3.125	07/12/41	1,310	1,031,461
Sinopec Group Overseas Development 2013 Ltd. (China),
Gtd. Notes	4.375	10/17/23	1,220	1,216,798
Valero Energy Corp.,
Sr. Unsec’d. Notes(a)	2.150	09/15/27	1,420	1,289,886
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A	5.000	05/18/27	6,960	6,777,718

				66,072,964

Packaging & Containers 0.1%

Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A	4.375	10/15/28	1,500	1,320,666
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A	6.125	02/01/28	450	456,989

				1,777,655

Pharmaceuticals 0.9%

AbbVie, Inc.,
Sr. Unsec’d. Notes	4.050	11/21/39	9,395	8,307,198
Sr. Unsec’d. Notes	4.500	05/14/35	150	146,142
Sr. Unsec’d. Notes	4.550	03/15/35	165	161,464
Sr. Unsec’d. Notes	4.850	06/15/44	1,115	1,063,175
Bausch Health Americas, Inc.,
Gtd. Notes, 144A(a)	8.500	01/31/27	5,957	3,061,538
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28	975	438,750
Gtd. Notes, 144A	5.250	02/15/31	25	11,813
Gtd. Notes, 144A	7.000	01/15/28	200	92,000
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A	4.250	12/15/25	1,300	1,273,815
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes	4.125	06/15/39	475	444,915
Cigna Group (The),
Gtd. Notes	4.375	10/15/28	1,630	1,619,230

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund    37

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)

Cigna Group (The), (cont’d.)
Sr. Unsec’d. Notes	3.200%	03/15/40	1,040	$816,548
CVS Health Corp.,
Sr. Unsec’d. Notes	2.700	08/21/40	1,960	1,404,948
Mylan, Inc.,
Gtd. Notes	4.550	04/15/28	1,240	1,188,517
P&L Development LLC/PLD Finance Corp.,
Sr. Sec’d. Notes, 144A	7.750	11/15/25	1,650	1,320,780
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes	3.025	07/09/40	1,300	1,004,424
Utah Acquisition Sub, Inc.,
Gtd. Notes	5.250	06/15/46	2,095	1,621,057
Viatris, Inc.,
Gtd. Notes	3.850	06/22/40	5,105	3,537,472
Gtd. Notes	4.000	06/22/50	1,820	1,180,062

				28,693,848

Pipelines 0.8%

Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.750	03/01/27	3,125	3,024,856
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	1,300	1,095,514
Jr. Sub. Notes, Series H	6.500(ff)	11/15/26(oo)	3,490	3,090,599
Sr. Unsec’d. Notes	5.000	05/15/50	695	589,016
Sr. Unsec’d. Notes	5.300	04/15/47	110	96,389
Sr. Unsec’d. Notes	6.250	04/15/49	320	316,680
Enterprise Products Operating LLC,
Gtd. Notes	3.900	02/15/24	250	246,980
Gtd. Notes	3.950	01/31/60	2,510	1,956,228
Kinder Morgan, Inc.,
Gtd. Notes	3.250	08/01/50	1,255	824,184
MPLX LP,
Sr. Unsec’d. Notes	5.200	03/01/47	20	18,044
ONEOK, Inc.,
Gtd. Notes	4.500	03/15/50	6,100	4,788,948
Gtd. Notes	4.950	07/13/47	385	326,568
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	7.500	10/01/25	2,225	2,246,740

See Notes to Financial Statements.

38

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)

Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	4.000%	09/15/25		225	$220,351
Sr. Unsec’d. Notes	4.300	03/04/24		325	322,375
Sr. Unsec’d. Notes	4.500	11/15/23		345	343,298
Sr. Unsec’d. Notes	5.300	08/15/52		2,040	1,913,867
Sr. Unsec’d. Notes	5.400	03/02/26		3,560	3,634,732

					25,055,369

Real Estate 0.2%

Five Point Operating Co. LP/Five Point Capital Corp.,
Gtd. Notes, 144A(a)	7.875	11/15/25		4,000	3,639,133
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A	5.750	12/01/25		2,675	2,628,692

					6,267,825

Real Estate Investment Trusts (REITs) 0.6%

Diversified Healthcare Trust,
Gtd. Notes	9.750	06/15/25		4,187	4,005,352
Sr. Unsec’d. Notes(a)	4.750	05/01/24		4,500	4,107,583
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	0.993	10/15/26	EUR	1,975	1,537,171
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Sr. Sec’d. Notes, 144A	7.500	06/01/25		2,725	2,738,434
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A	3.625	07/15/26		3,250	2,796,383
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.250	12/01/26		575	548,132
Gtd. Notes, 144A	4.625	06/15/25		610	592,840
Gtd. Notes, 144A	4.625	12/01/29		485	451,334

					16,777,229

Retail 0.5%

1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A	3.875	01/15/28		1,275	1,193,272
Brinker International, Inc.,
Gtd. Notes, 144A	5.000	10/01/24		1,950	1,909,627
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes (original cost $240,637; purchased 12/11/20)(f)	4.375	02/07/25	EUR	200	205,053

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund    39

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Retail (cont’d.)

eG Global Finance PLC (United Kingdom), (cont’d.)
Sr. Sec’d. Notes (original cost $4,596,833; purchased 12/10/20 - 06/11/21)(f)	6.250%	10/30/25	EUR	3,650	$3,776,745
Falabella SA (Chile),
Sr. Unsec’d. Notes, 144A	4.375	01/27/25		2,628	2,541,440
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes(a)	5.625	12/01/25		3,650	3,603,111
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes	5.875	03/01/27		1,270	1,239,005

					14,468,253

Semiconductors 0.2%

Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A	3.137	11/15/35		3,829	2,964,976
Sr. Unsec’d. Notes, 144A	3.187	11/15/36		3,645	2,776,044
Intel Corp.,
Sr. Unsec’d. Notes	5.900	02/10/63		1,695	1,745,169

					7,486,189

Software 0.0%

Camelot Finance SA,
Sr. Sec’d. Notes, 144A	4.500	11/01/26		1,000	941,250

Telecommunications 1.4%

AT&T, Inc.,
Sr. Unsec’d. Notes	2.550	12/01/33		74	59,535
Sr. Unsec’d. Notes	3.500	09/15/53		2,711	1,941,271
Sr. Unsec’d. Notes	3.650	09/15/59		1,302	920,708
Sr. Unsec’d. Notes	4.300	02/15/30		350	339,789
Sr. Unsec’d. Notes	4.500	05/15/35		70	65,862
Digicel Group Holdings Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% and PIK 3.000% (original cost $280,638; purchased 03/21/23 - 03/22/23)(f)	8.000	04/01/25		715	273,622
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A (original cost $1,010,000; purchased 03/09/23)(f)	8.000	12/31/26		4,040	864,308

See Notes to Financial Statements.

40

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)

Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica), (cont’d.)
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000% (original cost $120,330; purchased 03/17/23)(f)	13.000%	12/31/25		191	$119,709
Sr. Sec’d. Notes, 144A (original cost $1,023,750; purchased 02/12/21)(f)	8.750	05/25/24		975	879,511
Sr. Sec’d. Notes, 144A (original cost $2,100,000; purchased 01/14/21)(f)	8.750	05/25/24		2,000	1,803,500
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A (original cost $2,902,013; purchased 09/11/20 - 10/26/21)(f)	6.750	06/01/23		3,745	730,275
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A	6.500	10/15/26		600	577,500
Sr. Sec’d. Notes, 144A	7.000	10/15/28		550	519,750
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes^	5.500	08/01/23(d)		3,020	3
Gtd. Notes, 144A^	8.500	10/15/24(d)		125	—
Gtd. Notes, 144A^(a)	9.750	07/15/25(d)		125	—
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A	3.400	03/01/27		325	254,160
Lorca Telecom Bondco SA (Spain),
Sr. Sec’d. Notes, 144A	4.000	09/18/27	EUR	10,550	10,654,539
Sprint LLC,
Gtd. Notes	7.625	02/15/25		10,000	10,304,882
T-Mobile USA, Inc.,
Gtd. Notes	2.250	11/15/31		2,925	2,394,575
Gtd. Notes	3.000	02/15/41		2,755	2,047,264
Gtd. Notes	3.875	04/15/30		2,020	1,903,152
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	2.100	03/22/28		3,720	3,325,467
Sr. Unsec’d. Notes	2.650	11/20/40		4,085	2,898,408
Zayo Group Holdings, Inc.,
Sr. Sec’d. Notes, 144A(a)	4.000	03/01/27		1,400	1,058,867

					43,936,657

Toys/Games/Hobbies 0.0%

Mattel, Inc.,
Gtd. Notes, 144A(a)
	3.375	04/01/26		1,100	1,040,264

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund    41

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Transportation 0.1%

Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes	5.050%	03/01/41	790	$796,285
Indian Railway Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN	3.570	01/21/32	1,245	1,105,560
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes	5.875	07/05/34	92	88,335

				1,990,180

Trucking & Leasing 0.3%

Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
	4.400	07/01/27	8,295	8,009,091

TOTAL CORPORATE BONDS
(cost $935,379,887)				835,359,445

FLOATING RATE AND OTHER LOANS 1.2%

Airlines 0.1%

United Airlines, Inc.,
Class B Term Loan, 1 Month LIBOR + 3.750%	8.770(c)	04/21/28	1,698	1,689,204

Commercial Services 0.0%

Adtalem Global Education, Inc.,
Term B Loan, 1 Month LIBOR + 4.000%	9.025(c)	08/12/28	484	484,192

Computers 0.2%

McAfee Corp.,
Tranche B-1 Term Loan, 1 Month SOFR + 3.850%	8.653(c)	03/01/29	3,548	3,338,252
Peraton Corp.,
First Lien Term B Loan, 1 Month LIBOR + 3.850%	8.832(c)	02/01/28	2,309	2,261,240

				5,599,492

Insurance 0.1%

Asurion LLC,
New B11 Term Loan, 1 Month SOFR + 4.350%	9.332(c)	08/21/28	950	883,992
New B-9 Term Loan, 1 Month LIBOR + 3.250%	8.275(c)	07/31/27	686	632,149

				1,516,141

See Notes to Financial Statements.

42

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Media 0.2%

CSC Holdings LLC, 2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	9.390%(c)	01/18/28		1,434	$1,315,401
September 2019 Term Loan, 1 Month LIBOR + 2.500%	7.448(c)	04/15/27		2,990	2,641,011
Diamond Sports Group LLC,
First Lien Term Loan, 6 Month SOFR + 8.250%	13.064(c)	05/25/26		307	277,162
Second Lien Term loan	8.025	08/24/26		5,140	364,973
iHeartCommunications, Inc.,
New Term Loan, 1 Month LIBOR + 3.000%	8.025(c)	05/01/26		627	541,779

					5,140,326

Metal Fabricate/Hardware 0.1%

Tank Holding Corp.,
Term Loan, 1 Month SOFR + 5.850%	10.832(c)	03/31/28		3,647	3,538,014

Oil & Gas 0.0%

Ascent Resources Utica Holdings LLC,
Second Lien Term Loan, 3 Month LIBOR + 9.000%	14.211(c)	11/01/25		1,317	1,394,374

Real Estate Investment Trusts (REITs) 0.0%

Blackstone Mortgage Trust, Inc.,
Term Loan, 1 Month LIBOR + 2.250%	7.275(c)	04/23/26		982	925,630

Retail 0.2%

EG Group Ltd. (United Kingdom),
Additional Second Lien Loan Facility, 6 Month EURIBOR + 7.000%	9.752(c)	04/30/27	EUR	7,000	6,787,704

Telecommunications 0.3%

CenturyLink, Inc.,
Term B Loan, 1 Month SOFR + 2.364%	7.347(c)	03/15/27		669	451,588

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund    43

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Telecommunications (cont’d.)

Digicel International Finance Ltd. (Jamaica),
First Lien Initial Term B Loan, 1 Month LIBOR + 3.250%	8.275%(c)	05/27/24	2,564	$2,310,776
Intelsat Jackson Holdings SA (Luxembourg),
Term B Loan, 3 Month SOFR + 4.400%	9.082(c)	02/01/29	6,007	5,923,950

				8,686,314

TOTAL FLOATING RATE AND OTHER LOANS
(cost $39,720,203)				35,761,391

MUNICIPAL BONDS 0.7%

California 0.0%

University of California,
Taxable, Revenue Bonds, Series AP	3.931	05/15/45	25	23,407
Taxable, Revenue Bonds, Series J	4.131	05/15/45	25	23,269

				46,676

Michigan 0.2%

Michigan State University,
Taxable, Revenue Bonds, Series A	4.165	08/15/2122	3,520	2,879,274
University of Michigan,
Taxable, Revenue Bonds, Series A	4.454	04/01/2122	4,600	4,169,926

				7,049,200

New Jersey 0.0%

New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series F	7.414	01/01/40	100	129,049

Puerto Rico 0.5%

Commonwealth of Puerto Rico,
General Obligation, Sub-Series C	0.000(cc)	11/01/43	28,047	13,182,106
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue,
Revenue Bonds, Series A-1	5.000	07/01/58	2,135	2,053,151

				15,235,257

See Notes to Financial Statements.

44

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Virginia 0.0%

University of Virginia,
Taxable, Revenue Bonds, Series C	4.179%	09/01/2117	125	$104,213

TOTAL MUNICIPAL BONDS
(cost $25,675,107)				22,564,395

RESIDENTIAL MORTGAGE-BACKED SECURITIES 3.9%
Bellemeade Re Ltd.,
Series 2020-03A, Class M1C, 144A, 1 Month LIBOR + 3.700% (Cap N/A, Floor 3.700%)	8.720(c)	10/25/30	373	377,480
Series 2020-04A, Class M2B, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 3.600%)	8.620(c)	06/25/30	293	295,419
Series 2021-03A, Class M1B, 144A, 30 Day Average SOFR + 1.400% (Cap N/A, Floor 1.400%)	6.215(c)	09/25/31	500	491,332
Series 2022-01, Class M1B, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)	6.965(c)	01/26/32	1,310	1,283,678
Series 2022-01, Class M1C, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	8.515(c)	01/26/32	3,240	3,073,132
BVRT Financing Trust,
Series 2021-04, Class F, 144A, 1 Month SOFR + 2.000%^	6.690(c)	09/12/26	2,851	2,850,615
Citigroup Mortgage Loan Trust,
Series 2011-12, Class 3A2, 144A	3.625(cc)	09/25/47	25	21,753
Series 2022-A, Class A1, 144A	6.170	09/25/62	2,665	2,655,748
Connecticut Avenue Securities Trust,
Series 2018-R07, Class 1B1, 144A, 1 Month LIBOR + 4.350% (Cap N/A, Floor 0.000%)	9.370(c)	04/25/31	1,399	1,465,453
Series 2019-R03, Class 1M2, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 0.000%)	7.170(c)	09/25/31	124	123,729
Series 2019-R07, Class 1M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)	7.120(c)	10/25/39	65	65,101
Series 2020-R01, Class 1M2, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 0.000%)	7.070(c)	01/25/40	514	515,533
Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	7.915(c)	10/25/41	100	96,994
Series 2022-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)	7.965(c)	12/25/41	130	125,288

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund    45

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Connecticut Avenue Securities Trust, (cont’d.)
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	11.065%(c)	03/25/42	860	$903,232
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)	10.065(c)	03/25/42	340	343,502
Credit Suisse Mortgage Trust,
Series 2020-RPL05, Class A1, 144A	3.023(cc)	08/25/60	562	550,130
Eagle Re Ltd.,
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	6.720(c)	11/25/28	516	515,675
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)	6.820(c)	04/25/29	373	372,366
Series 2019-01, Class M2, 144A, 1 Month LIBOR + 3.300% (Cap N/A, Floor 0.000%)	8.320(c)	04/25/29	3,391	3,421,438
Series 2021-01, Class M1B, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)	6.965(c)	10/25/33	22	21,705
Series 2021-01, Class M1C, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	7.515(c)	10/25/33	2,045	2,042,612
Fannie Mae REMIC,
Series 2012-132, Class KI, IO	3.000	12/25/32	2,300	219,840
Series 2012-144, Class EI, IO	3.000	01/25/28	1,870	90,282
Series 2012-148, Class IC, IO	3.000	01/25/28	2,856	130,180
Series 2013-13, Class IK, IO	2.500	03/25/28	1,389	57,746
Series 2013-49, Class AI, IO	3.000	05/25/33	1,785	163,543
Series 2015-59, Class CI, IO	3.500	08/25/30	1,736	82,250
Series 2016-20, Class DI, IO	3.500	04/25/31	2,500	223,706
Series 2018-24, Class BH	3.500	04/25/48	229	216,291
Series 2018-25, Class AG	3.500	04/25/47	839	810,565
Series 2018-57, Class QV	3.500	11/25/29	1,468	1,420,182
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)	8.815(c)	11/25/50	1,630	1,619,876
Series 2020-HQA05, Class M2, 144A, 30 Day Average SOFR + 2.600% (Cap N/A, Floor 0.000%)	7.415(c)	11/25/50	4,380	4,379,856
Series 2021-DNA02, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	8.215(c)	08/25/33	9,290	9,086,127

See Notes to Financial Statements.

46

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA02, Class M2, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 0.000%)	6.870%(c)	02/25/50	756	$755,079
Series 2020-DNA03, Class B1, 144A, 1 Month LIBOR + 5.100% (Cap N/A, Floor 0.000%)	10.120(c)	06/25/50	251	267,773
Series 2020-DNA04, Class B1, 144A, 1 Month LIBOR + 6.000% (Cap N/A, Floor 0.000%)	11.020(c)	08/25/50	2,446	2,671,503
Series 2020-DNA05, Class B1, 144A, 30 Day Average SOFR + 4.800% (Cap N/A, Floor 0.000%)	9.615(c)	10/25/50	1,180	1,251,447
Series 2020-DNA05, Class M2, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)	7.615(c)	10/25/50	310	314,994
Series 2020-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	7.815(c)	12/25/50	100	97,435
Series 2020-HQA02, Class M2, 144A, 1 Month LIBOR + 3.100% (Cap N/A, Floor 0.000%)	8.120(c)	03/25/50	55	56,023
Series 2020-HQA04, Class B1, 144A, 1 Month LIBOR + 5.250% (Cap N/A, Floor 0.000%)	10.270(c)	09/25/50	531	559,509
Series 2021-DNA01, Class B1, 144A, 30 Day Average SOFR + 2.650% (Cap N/A, Floor 0.000%)	7.465(c)	01/25/51	960	915,630
Series 2021-DNA03, Class B1, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	8.315(c)	10/25/33	200	195,498
Series 2021-DNA05, Class B1, 144A, 30 Day Average SOFR + 3.050% (Cap N/A, Floor 0.000%)	7.865(c)	01/25/34	1,570	1,493,242
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	6.465(c)	01/25/34	674	668,265
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	8.215(c)	10/25/41	2,530	2,468,344
Series 2021-HQA01, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	7.815(c)	08/25/33	500	453,777
Series 2021-HQA01, Class M2, 144A, 30 Day Average SOFR + 2.250% (Cap N/A, Floor 0.000%)	7.065(c)	08/25/33	8,308	8,089,864
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	8.165(c)	09/25/41	610	569,972

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund    47

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
FHLMC Structured Agency Credit Risk REMIC Trust, (cont’d.)
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	6.915%(c)	09/25/41	3,080	$2,873,055
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)	7.165(c)	12/25/41	2,600	2,431,336
Freddie Mac REMIC,
Series 4012, Class MJ	3.500	11/15/40	480	468,696
Series 4046, Class PI, IO	3.000	05/15/27	1,278	54,453
Series 4060, Class IO, IO	3.000	06/15/27	593	23,504
Series 4073, Class EI, IO	3.000	02/15/27	1,783	34,801
Series 4131, Class BI, IO	2.500	11/15/27	2,543	101,679
Series 4146, Class KI, IO	3.000	12/15/32	2,295	218,929
Series 4153, Class IO, IO	3.000	01/15/28	3,312	135,930
Series 4172, Class KI, IO	3.000	10/15/32	3,468	263,121
Series 4182, Class EI, IO	2.500	03/15/28	1,930	85,088
Series 4186, Class JI, IO	3.000	03/15/33	7,817	648,231
Series 4314, Class PD	3.750	07/15/43	760	744,312
Series 4574, Class AI, IO	3.000	04/15/31	1,581	127,099
Series 4631, Class GP	3.500	03/15/46	1,587	1,528,857
GCAT Asset-Backed Notes,
Series 2021-01, Class A1, 144A	2.487	11/25/49	6,882	6,297,216
Government National Mortgage Assoc.,
Series 2013-047, Class IA, IO	4.000	03/20/43	827	147,896
Series 2014-116, Class IT, IO	4.000	08/20/44	1,026	148,042
Series 2016-164, Class IG, IO	4.000	12/20/46	1,465	242,961
Series 2017-045, Class QA	3.000	11/20/42	2,056	1,981,941
Series 2018-05, Class IB, IO	4.000	01/20/48	659	124,268
Home Re Ltd.,
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	6.670(c)	05/25/29	218	217,860
Series 2020-01, Class M1C, 144A, 1 Month LIBOR + 4.150% (Cap N/A, Floor 4.150%)	9.170(c)	10/25/30	5	4,858
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)	6.415(c)	01/25/34	1,199	1,191,443
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)	7.615(c)	01/25/34	1,925	1,886,544
Legacy Mortgage Asset Trust,
Series 2019-PR01, Class A1, 144A	6.858(cc)	09/25/59	4,760	4,687,366
Series 2020-GS01, Class A1, 144A	5.882(cc)	10/25/59	2,410	2,401,692
Series 2020-SL01, Class A, 144A	2.734	01/25/60	385	379,760
Series 2021-SL01, Class A, 144A	1.991(cc)	09/25/60	727	711,575

See Notes to Financial Statements.

48

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Legacy Mortgage Asset Trust, (cont’d.)
Series 2021-SL02, Class A, 144A	1.875%	10/25/68		306	$275,107
Mill City Mortgage Loan Trust,
Series 2018-01, Class A1, 144A	3.250(cc)	05/25/62		223	216,140
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	5.770(c)	01/25/48		330	319,936
Oaktown Re II Ltd.,
Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)	6.570(c)	07/25/28		83	82,598
Oaktown Re VII Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	7.715(c)	04/25/34		2,400	2,384,006
PMT Credit Risk Transfer Trust,
Series 2021-01R, Class A, 144A, 1 Month LIBOR + 2.900% (Cap N/A, Floor 2.900%)	7.918(c)	02/27/24		6,558	6,382,734
Series 2023-1R, Class A, 144A, 30 Day Average SOFR + 4.400% (Cap N/A, Floor 0.000%)	9.224(c)	03/27/25		7,700	7,659,877
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 3.850% (Cap N/A, Floor 2.850%)	8.870(c)	02/25/25		1,310	1,304,112
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	7.670(c)	08/25/25		800	789,722
Radnor Re Ltd.,
Series 2020-01, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)	6.470(c)	01/25/30		1,975	1,966,249
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 1.850%)	6.665(c)	11/25/31		1,391	1,386,578
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	8.515(c)	11/25/31		2,400	2,376,103
Retiro Mortgage Securities DAC (Spain),
Series 01A, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 5.000%, Floor 0.000%)	5.000(c)	07/30/75	EUR	1,246	1,344,361
Shamrock Residential (Ireland),
Series 2023-01A, Class A, 144A, 1 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)	3.998(c)	06/24/71	EUR	1,152	1,250,647
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-18, Class 3A1	4.481(cc)	12/25/34		110	100,998

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $121,125,856)					118,942,395

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund    49

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

SOVEREIGN BONDS 1.9%
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A	2.375%	08/20/30		1,005	$859,463
Brazil Loan Trust 1 (Brazil),
Gov’t. Gtd. Notes	5.477	07/24/23		827	820,225
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes	5.333	02/15/28		4,000	3,939,500
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes	4.500	01/28/26		1,000	948,000
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes	5.500	02/22/29		261	248,325
Sr. Unsec’d. Notes, 144A	5.500	02/22/29		3,095	2,944,699
Sr. Unsec’d. Notes, 144A	5.950	01/25/27		620	614,304
Sr. Unsec’d. Notes, 144A	6.000	07/19/28		400	393,825
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A, MTN	4.750	04/16/26	EUR	230	162,643
Finnvera OYJ (Finland),
Gov’t. Gtd. Notes, EMTN	2.375	06/04/25		600	577,669
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes	5.200	07/17/34	EUR	470	534,835
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes(a)	5.750	11/22/23		368	368,874
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	0.900	02/14/27	EUR	774	761,613
Sr. Unsec’d. Notes	1.100	03/12/33	EUR	820	668,633
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	465	471,169
Sr. Unsec’d. Notes, EMTN	2.625	06/14/23	EUR	3,000	3,302,188
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	3,050	3,324,667
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes	3.375	10/31/23		800	794,465
Gov’t. Gtd. Notes, Series DTC	2.500	05/23/24		1,000	976,345
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A	3.375	09/27/23		600	596,399
Sr. Unsec’d. Notes, 144A, MTN	1.750	09/05/24		800	770,192
Sr. Unsec’d. Notes, 144A, MTN	3.000	03/12/24		400	395,090
Sr. Unsec’d. Notes, EMTN	2.125	10/25/23		1,400	1,379,451
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes, EMTN	0.875	05/17/27	EUR	1,000	972,633

See Notes to Financial Statements.

50

Description	Interest Rate	Maturity Date			Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)
Province of Alberta (Canada),
Sr. Unsec’d. Notes	3.300%	03/15/28			1,800	$1,753,792
Province of British Columbia (Canada),
Sr. Unsec’d. Notes	6.500	01/15/26			1,800	1,897,064
Province of Manitoba (Canada),
Sr. Unsec’d. Notes, Series GX	2.600	04/16/24			400	391,853
Province of Ontario (Canada),
Sr. Unsec’d. Notes	3.400	10/17/23			375	372,993
Province of Quebec (Canada),
Sr. Unsec’d. Notes	2.750	04/12/27			195	187,196
Sr. Unsec’d. Notes, Series NJ	7.500	07/15/23			329	330,489
Unsec’d. Notes, Series A, MTN	7.485	03/02/26			565	619,111
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A	4.817	03/14/49			205	202,860
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes	1.250	02/17/26			5,500	4,952,688
Sr. Unsec’d. Notes	2.875	10/17/29			600	518,811
Sr. Unsec’d. Notes, EMTN	3.444	12/31/24		EUR	34	37,214
Sr. Unsec’d. Notes, MTN	5.375	06/15/33			1,505	1,515,532
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, EMTN	4.375	08/22/23			3,000	2,988,375
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	1.500	06/26/29		EUR	1,662	1,405,338
Sr. Unsec’d. Notes	3.125	05/15/27		EUR	7,505	7,446,918
Sr. Unsec’d. Notes, 144A	1.650	03/03/33		EUR	492	355,539
Sr. Unsec’d. Notes, 144A	6.250	05/26/28			1,165	1,189,611
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes, 144A	2.625	05/29/24			2,000	1,951,550
Sr. Unsec’d. Notes, 144A	3.250	06/01/23			400	399,312
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes	7.750	09/01/24	(d)		950	204,131
Sr. Unsec’d. Notes	8.994	02/01/26	(d)		200	34,538
Sr. Unsec’d. Notes, 144A	4.375	01/27/32	(d)	EUR	1,960	348,660
Sr. Unsec’d. Notes, 144A	7.750	09/01/24	(d)		905	194,462
Sr. Unsec’d. Notes, 144A	8.994	02/01/26	(d)		400	69,075
Sr. Unsec’d. Notes, 144A	9.750	11/01/30	(d)		600	106,613

TOTAL SOVEREIGN BONDS
(cost $64,732,402)						56,298,932

U.S. GOVERNMENT AGENCY OBLIGATIONS 0.1%
Federal Home Loan Mortgage Corp.(k)	6.750	03/15/31			600	722,813
Federal National Mortgage Assoc.(k)	6.625	11/15/30			605	720,062

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund    51

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	7.125%	01/15/30	580	$697,746

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $2,266,604)				2,140,621

U.S. TREASURY OBLIGATIONS 16.4%
U.S. Treasury Bonds	1.875	11/15/51	598	407,294
U.S. Treasury Bonds(h)	2.375	02/15/42	2,942	2,373,826
U.S. Treasury Notes	0.125	06/30/23	14,315	14,197,013
U.S. Treasury Notes	0.125	12/15/23	520	504,928
U.S. Treasury Notes	0.250	03/15/24	2,270	2,181,328
U.S. Treasury Notes	0.250	05/15/24	140,000	133,552,343
U.S. Treasury Notes	0.250	10/31/25	3,855	3,525,819
U.S. Treasury Notes	0.375	04/30/25	18,205	16,927,806
U.S. Treasury Notes	0.375	01/31/26	97,315	88,701,103
U.S. Treasury Notes	0.375	07/31/27	3,670	3,210,677
U.S. Treasury Notes	0.750	04/30/26	44,400	40,671,094
U.S. Treasury Notes	0.750	05/31/26	21,180	19,358,189
U.S. Treasury Notes	1.375	01/31/25	2,545	2,424,908
U.S. Treasury Notes	1.750	05/15/23	1,960	1,957,397
U.S. Treasury Notes	1.750	12/31/24	21,475	20,615,161
U.S. Treasury Notes	1.750	03/15/25	685	655,673
U.S. Treasury Notes(k)	2.125	05/15/25	44,470	42,788,478
U.S. Treasury Notes(k)	2.250	11/15/24	52,385	50,735,691
U.S. Treasury Notes(k)	2.500	05/15/24	21,050	20,554,174
U.S. Treasury Notes	3.000	07/15/25	480	470,100
U.S. Treasury Notes	3.000	09/30/25	2,000	1,958,281
U.S. Treasury Notes	4.250	09/30/24	22,900	22,836,488
U.S. Treasury Strips Coupon	1.020(s)	05/15/33	75	52,289
U.S. Treasury Strips Coupon	1.398(s)	11/15/41	855	413,740
U.S. Treasury Strips Coupon	1.450(s)	08/15/42	465	217,515
U.S. Treasury Strips Coupon	2.027(s)	05/15/39	1,165	633,878
U.S. Treasury Strips Coupon(h)	2.056(s)	11/15/38	2,240	1,247,225
U.S. Treasury Strips Coupon(h)	2.058(s)	02/15/39	2,275	1,253,383
U.S. Treasury Strips Coupon	2.420(s)	08/15/40	1,500	771,387
U.S. Treasury Strips Coupon	2.857(s)	05/15/31	100	75,531
U.S. Treasury Strips Coupon	3.019(s)	11/15/35	140	88,315

TOTAL U.S. TREASURY OBLIGATIONS
(cost $507,435,244)				495,361,034

See Notes to Financial Statements.

52

Description	Shares	Value

COMMON STOCKS 0.0%

Chemicals 0.0%

TPC Group, Inc.*^	17,363	$347,260

Hotels, Restaurants & Leisure 0.0%

Codere New Topco SA (Spain)^	15,609	—

Wireless Telecommunication Services 0.0%

Intelsat Emergence SA (Luxembourg)*	30,633	806,046

TOTAL COMMON STOCKS
(cost $1,214,327)		1,153,306

PREFERRED STOCK 0.0%

Capital Markets

State Street Corp., 5.350%(c), 3 Month LIBOR + 3.709%, Series G,
Maturing 03/15/26(oo) (cost $125,000)	5,000	127,100

	Units

RIGHTS* 0.0%

Wireless Telecommunication Services

Intelsat Jackson Holdings SA, Series A (Luxembourg), CVR, expiring 12/05/25^	3,206	30,556
Intelsat Jackson Holdings SA, Series B (Luxembourg), CVR, expiring 12/05/25^	3,206	6,346

TOTAL RIGHTS
(cost $0)		36,902

TOTAL LONG-TERM INVESTMENTS
(cost $2,856,631,062)		2,663,192,877

	Shares

SHORT-TERM INVESTMENTS 13.0%

AFFILIATED MUTUAL FUNDS 13.0%

PGIM Core Government Money Market Fund(wk)	14,534,538	14,534,538
PGIM Core Short-Term Bond Fund(wk)	35,387,598	323,088,767

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund    53

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Description	Shares	Value

AFFILIATED MUTUAL FUNDS (Continued)
PGIM Institutional Money Market Fund (cost $54,518,658; includes $54,303,939 of cash collateral for securities on loan)(b)(wk)	54,575,060	$54,542,315

TOTAL AFFILIATED MUTUAL FUNDS
(cost $393,991,856)		392,165,620

OPTIONS PURCHASED*~ 0.0%
(cost $657,514)		236,474

TOTAL SHORT-TERM INVESTMENTS
(cost $394,649,370)		392,402,094

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 101.0%
(cost $3,251,280,432)		3,055,594,971

OPTIONS WRITTEN*~ (0.0)%
(premiums received $960,118)		(694,145)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 101.0%
(cost $3,250,320,314)		3,054,900,826
Liabilities in excess of other assets(z) (1.0)%		(30,743,023)

NET ASSETS 100.0%		$3,024,157,803

Below is a list of the abbreviation(s) used in the semiannual report:

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

CNH—Chinese Renminbi

COP—Colombian Peso

CZK—Czech Koruna

EUR—Euro

GBP—British Pound

HUF—Hungarian Forint

IDR—Indonesian Rupiah

ILS—Israeli Shekel

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

SGD—Singapore Dollar

THB—Thai Baht

See Notes to Financial Statements.

54

TWD—New Taiwanese Dollar

USD—US Dollar

ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

ABS—Asset-Backed Security

BABs—Build America Bonds

BARC—Barclays Bank PLC

BNP—BNP Paribas S.A.

BNYM—Bank of New York Mellon

BOA—Bank of America, N.A.

CDX—Credit Derivative Index

CGM—Citigroup Global Markets, Inc.

CITI—Citibank, N.A.

CLO—Collateralized Loan Obligation

CVR—Contingent Value Rights

DAC—Designated Activity Company

DB—Deutsche Bank AG

EMTN—Euro Medium Term Note

EURIBOR—Euro Interbank Offered Rate

FHLMC—Federal Home Loan Mortgage Corporation

GMTN—Global Medium Term Note

GSI—Goldman Sachs International

HSBC—HSBC Bank PLC

IO—Interest Only (Principal amount represents notional)

JPM—JPMorgan Chase Bank N.A.

LIBOR—London Interbank Offered Rate

LP—Limited Partnership

M—Monthly payment frequency for swaps

MSI—Morgan Stanley & Co International PLC

MTN—Medium Term Note

OTC—Over-the-counter

PIK—Payment-in-Kind

PJSC—Public Joint-Stock Company

Q—Quarterly payment frequency for swaps

REITs—Real Estate Investment Trust

REMIC—Real Estate Mortgage Investment Conduit

SCB—Standard Chartered Bank

SOFR—Secured Overnight Financing Rate

SONIA—Sterling Overnight Index Average

SSB—State Street Bank & Trust Company

STRIPs—Separate Trading of Registered Interest and Principal of Securities

T—Swap payment upon termination

TD—The Toronto-Dominion Bank

UAG—UBS AG

USOIS—United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Excludes centrally cleared swaptions.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $15,615,377 and 0.5% of net assets.

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund    55

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $52,966,565; cash collateral of $54,303,939 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2023.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $16,058,571. The aggregate value of $12,240,377 is 0.4% of net assets.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wk)

PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund, PGIM Core Short-Term Bond Fund and PGIM Institutional Money Market Fund, if applicable.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

Currency Option USD vs BRL	Call	MSI	09/20/23	6.00	—	1,838	$10,911
Currency Option USD vs CLP	Call	MSI	06/22/23	860.00	—	1,835	14,670
Currency Option USD vs MXN	Call	MSI	06/02/23	20.25	—	12,213	6,666
Currency Option USD vs ZAR	Call	MSI	09/21/23	19.25	—	7,403	176,803
Currency Option USD vs ZAR	Call	MSI	09/21/23	20.00	—	1,838	26,983
Currency Option USD vs BRL	Put	MSI	05/17/23	4.25	—	5,507	5
Currency Option USD vs CLP	Put	HSBC	05/15/23	700.00	—	3,690	4
Currency Option USD vs CLP	Put	CITI	06/22/23	650.00	—	1,835	9

See Notes to Financial Statements.

56

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

Currency Option USD vs COP	Put	CITI	05/18/23	4,100.00	—	3,665	$46
Currency Option USD vs HUF	Put	MSI	05/09/23	300.00	—	2,993	4
Currency Option USD vs HUF	Put	MSI	05/18/23	300.00	—	3,657	50
Currency Option USD vs HUF	Put	MSI	05/18/23	300.00	—	3,665	50
Currency Option USD vs MXN	Put	MSI	05/18/23	17.00	—	3,665	207
Currency Option USD vs MXN	Put	MSI	06/02/23	16.00	—	12,213	47
Currency Option USD vs ZAR	Put	MSI	05/04/23	16.00	—	3,695	—
Currency Option USD vs ZAR	Put	MSI	05/11/23	15.50	—	3,692	—
Currency Option USD vs ZAR	Put	MSI	05/19/23	15.50	—	1,838	4
Currency Option USD vs ZAR	Put	MSI	05/19/23	15.50	—	7,403	15

Total Options Purchased (cost $657,514)							$236,474

Options Written:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

Currency Option USD vs BRL	Put	MSI	05/17/23	5.15	—	5,507	$(186,440)
Currency Option USD vs CLP	Put	HSBC	05/15/23	800.00	—	3,690	(30,815)
Currency Option USD vs CLP	Put	MSI	06/22/23	790.00	—	1,835	(21,433)
Currency Option USD vs COP	Put	CITI	05/18/23	4,700.00	—	3,665	(50,976)
Currency Option USD vs HUF	Put	MSI	05/09/23	345.00	—	2,993	(61,233)
Currency Option USD vs HUF	Put	MSI	05/18/23	350.00	—	3,657	(118,372)
Currency Option USD vs HUF	Put	MSI	05/18/23	350.00	—	1,829	(59,202)
Currency Option USD vs MXN	Put	MSI	05/18/23	18.40	—	3,665	(85,142)

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund    57

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Options Written (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

Currency Option USD vs ZAR	Put	MSI	05/04/23	17.60	—	3,695	$(317)
Currency Option USD vs ZAR	Put	BOA	05/11/23	18.20	—	3,692	(26,886)
Currency Option USD vs ZAR	Put	MSI	05/19/23	18.00	—	1,838	(10,497)
Currency Option USD vs ZAR	Put	MSI	05/19/23	18.00	—	7,403	(42,280)

Total OTC Traded (premiums received $960,118)							$(693,593)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value

GS_21-PJA††^	Put	GSI	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)	33,930	$(552)

(premiums received $0)
Total Options Written (premiums received $960,118)								$(694,145)

††	The value of the contract, GS_21-PJA is derived from the aggregate credit performance of a pool of senior prime jumbo mortgages. The pool of prime jumbo mortgages is reset monthly.

Options Written:

Centrally Cleared Swaptions

Description	Call/ Put	Expiration Date	Strike	Receive	Pay		Notional Amount (000)#	Value at April 30, 2023	Unrealized Appreciation (Depreciation)

CDX.NA.IG.39.V1, 12/20/27	Put	06/21/23	1.20%	1.00%(Q)	CDX.NA.IG. 39.V1	(Q)	40,090	$(11,394)	$84,822

(premiums received $96,216)

Futures contracts outstanding at April 30, 2023:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Position:
3,267	2 Year U.S. Treasury Notes	Jun. 2023	$673,537,991	$6,840,501

Short Positions:
254	5 Year Euro-Bobl	Jun. 2023	33,017,750	(786,361)
731	5 Year U.S. Treasury Notes	Jun. 2023	80,221,541	(1,234,706)

See Notes to Financial Statements.

58

Futures contracts outstanding at April 30, 2023 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Short Positions (cont’d):
111	10 Year Euro-Bund	Jun. 2023	$16,580,466	$(526,305)
1,191	10 Year U.S. Treasury Notes	Jun. 2023	137,206,928	(4,588,822)
785	10 Year U.S. Ultra Treasury Notes	Jun. 2023	95,340,707	(3,100,490)
388	20 Year U.S. Treasury Bonds	Jun. 2023	51,082,625	(2,344,806)
164	30 Year U.S. Ultra Treasury Bonds	Jun. 2023	23,190,625	(295,817)
94	Euro Schatz Index	Jun. 2023	10,945,669	(108,046)

				(12,985,353)

				$(6,144,852)

Forward foreign currency exchange contracts outstanding at April 30, 2023:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 05/03/23	CITI	BRL	5,964	$1,128,879	$1,194,541	$65,662	$—
Expiring 06/02/23	CITI	BRL	5,964	1,168,718	1,186,911	18,193	—
Chilean Peso,
Expiring 06/22/23	BARC	CLP	1,555,997	1,874,000	1,913,447	39,447	—
Expiring 06/22/23	UAG	CLP	1,499,202	1,858,000	1,843,604	—	(14,396)
Chinese Renminbi,
Expiring 05/23/23	HSBC	CNH	41,577	6,059,000	6,014,416	—	(44,584)
Expiring 05/23/23	JPM	CNH	22,730	3,298,000	3,287,963	—	(10,037)
Colombian Peso,
Expiring 06/21/23	BARC	COP	38,150,510	7,883,770	8,019,960	136,190	—
Expiring 06/21/23	BARC	COP	20,388,529	4,214,239	4,286,055	71,816	—
Expiring 06/21/23	DB	COP	25,053,472	5,186,249	5,266,715	80,466	—
Expiring 06/21/23	MSI	COP	22,087,573	4,545,984	4,643,226	97,242	—
Hungarian Forint,
Expiring 06/21/23	BOA	HUF	1,698,258	4,920,919	4,933,409	12,490	—
Expiring 07/19/23	HSBC	HUF	1,491,249	4,182,441	4,299,015	116,574	—
Expiring 07/19/23	JPM	HUF	1,015,140	2,868,583	2,926,472	57,889	—
Expiring 07/19/23	JPM	HUF	994,661	2,841,076	2,867,436	26,360	—
Expiring 07/19/23	TD	HUF	1,580,205	4,541,471	4,555,457	13,986	—
Indian Rupee,
Expiring 06/21/23	BOA	INR	518,183	6,290,000	6,322,421	32,421	—
Expiring 06/21/23	CITI	INR	75,344	919,000	919,285	285	—
Expiring 06/21/23	JPM	INR	264,390	3,188,000	3,225,865	37,865	—
Expiring 06/21/23	MSI	INR	833,429	10,111,612	10,168,790	57,178	—
Expiring 06/21/23	UAG	INR	75,367	919,000	919,566	566	—

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund    59

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Forward foreign currency exchange contracts outstanding at April 30, 2023 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah,
Expiring 06/21/23	GSI	IDR	127,734,742	$8,256,879	$8,700,780	$443,901	$—
Israeli Shekel,
Expiring 06/21/23	CITI	ILS	29,744	8,312,843	8,211,190	—	(101,653)
Expiring 06/21/23	CITI	ILS	17,274	4,825,340	4,768,598	—	(56,742)
Expiring 06/21/23	MSI	ILS	13,805	3,862,170	3,811,050	—	(51,120)
Mexican Peso,
Expiring 06/21/23	JPM	MXN	194,172	10,572,553	10,679,322	106,769	—
New Taiwanese Dollar,
Expiring 06/21/23	MSI	TWD	132,066	4,346,000	4,313,465	—	(32,535)
Expiring 06/21/23	MSI	TWD	96,091	3,164,000	3,138,453	—	(25,547)
Expiring 06/21/23	MSI	TWD	49,363	1,631,463	1,612,280	—	(19,183)
Philippine Peso,
Expiring 06/21/23	CITI	PHP	231,616	4,227,000	4,179,634	—	(47,366)
Expiring 06/21/23	CITI	PHP	156,853	2,882,000	2,830,489	—	(51,511)
Expiring 06/21/23	JPM	PHP	135,359	2,492,750	2,442,618	—	(50,132)
Polish Zloty,
Expiring 07/19/23	TD	PLN	8,488	2,030,000	2,029,762	—	(238)
Singapore Dollar,
Expiring 06/21/23	BOA	SGD	6,358	4,764,000	4,774,343	10,343	—
South African Rand,
Expiring 06/21/23	HSBC	ZAR	96,853	5,180,957	5,268,287	87,330	—
Expiring 06/21/23	JPM	ZAR	98,703	5,268,242	5,368,936	100,694	—
Expiring 06/21/23	MSI	ZAR	44,138	2,427,000	2,400,851	—	(26,149)
Expiring 06/21/23	TD	ZAR	107,659	5,851,907	5,856,104	4,197	—
Expiring 06/21/23	TD	ZAR	36,088	1,979,000	1,963,015	—	(15,985)
South Korean Won,
Expiring 06/21/23	CITI	KRW	3,150,222	2,427,000	2,362,317	—	(64,683)
Expiring 06/21/23	HSBC	KRW	4,232,692	3,247,000	3,174,050	—	(72,950)
Expiring 06/21/23	SCB	KRW	5,867,978	4,519,000	4,400,333	—	(118,667)
Expiring 06/21/23	UAG	KRW	2,956,275	2,250,000	2,216,879	—	(33,121)
Swiss Franc,
Expiring 07/19/23	MSI	CHF	2,498	2,806,344	2,821,103	14,759	—
Thai Baht,
Expiring 06/21/23	BOA	THB	62,347	1,838,000	1,835,706	—	(2,294)
Expiring 06/21/23	CITI	THB	31,259	916,000	920,359	4,359	—
Expiring 06/21/23	GSI	THB	88,993	2,596,000	2,620,277	24,277	—
Expiring 06/21/23	GSI	THB	72,619	2,116,000	2,138,156	22,156	—
Expiring 06/21/23	SCB	THB	96,218	2,812,000	2,832,998	20,998	—

				$185,600,389	$186,465,909	1,704,413	(838,893)

See Notes to Financial Statements.

60

Forward foreign currency exchange contracts outstanding at April 30, 2023 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/19/23	MSI	AUD	7,395	$4,979,715	$4,910,364	$69,351	$—
Brazilian Real,
Expiring 05/03/23	CITI	BRL	5,964	1,175,930	1,194,541	—	(18,611)
British Pound,
Expiring 07/19/23	HSBC	GBP	28,911	36,244,393	36,391,592	—	(147,199)
Chilean Peso,
Expiring 06/22/23	BNP	CLP	2,085,177	2,524,121	2,564,191	—	(40,070)
Expiring 06/22/23	CITI	CLP	751,580	923,000	924,236	—	(1,236)
Expiring 06/22/23	CITI	CLP	743,885	919,000	914,773	4,227	—
Expiring 06/22/23	MSI	CLP	756,241	917,000	929,967	—	(12,967)
Expiring 06/22/23	UAG	CLP	5,469,811	6,758,360	6,726,358	32,002	—
Expiring 06/22/23	UAG	CLP	1,500,083	1,839,000	1,844,688	—	(5,688)
Expiring 06/22/23	UAG	CLP	1,337,407	1,656,000	1,644,642	11,358	—
Expiring 06/22/23	UAG	CLP	748,382	919,000	920,303	—	(1,303)
Chinese Renminbi,
Expiring 05/23/23	BOA	CNH	6,297	914,000	910,858	3,142	—
Expiring 05/23/23	HSBC	CNH	33,982	4,895,000	4,915,628	—	(20,628)
Expiring 05/23/23	JPM	CNH	30,635	4,456,000	4,431,591	24,409	—
Expiring 05/23/23	MSI	CNH	221,942	32,425,901	32,105,215	320,686	—
Expiring 05/23/23	SCB	CNH	34,378	4,967,000	4,972,994	—	(5,994)
Colombian Peso,
Expiring 06/21/23	CITI	COP	9,862,609	2,147,000	2,073,307	73,693	—
Expiring 06/21/23	GSI	COP	10,107,278	2,161,000	2,124,741	36,259	—
Expiring 06/21/23	MSI	COP	9,357,536	1,885,000	1,967,131	—	(82,131)
Expiring 06/21/23	MSI	COP	7,148,609	1,461,000	1,502,773	—	(41,773)
Euro,
Expiring 07/19/23	BNP	EUR	85,738	95,249,152	94,910,665	338,487	—
Expiring 07/19/23	BNYM	EUR	84,872	93,445,003	93,951,355	—	(506,352)
Expiring 07/19/23	MSI	EUR	84,191	92,347,127	93,198,395	—	(851,268)
Hungarian Forint,
Expiring 06/21/23	TD	HUF	729,388	2,118,000	2,118,857	—	(857)
Indian Rupee,
Expiring 06/21/23	BOA	INR	414,008	4,977,000	5,051,368	—	(74,368)
Expiring 06/21/23	JPM	INR	274,116	3,294,262	3,344,522	—	(50,260)
Expiring 06/21/23	JPM	INR	200,317	2,419,000	2,444,101	—	(25,101)
Expiring 06/21/23	JPM	INR	76,077	925,000	928,222	—	(3,222)
Expiring 06/21/23	MSI	INR	339,377	4,082,000	4,140,792	—	(58,792)
Expiring 06/21/23	SCB	INR	76,591	920,000	934,497	—	(14,497)
Indonesian Rupiah,
Expiring 06/21/23	BOA	IDR	76,363,501	5,087,000	5,201,576	—	(114,576)
Expiring 06/21/23	HSBC	IDR	28,250,967	1,816,000	1,924,343	—	(108,343)

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund    61

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Forward foreign currency exchange contracts outstanding at April 30, 2023 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Israeli Shekel,
Expiring 06/21/23	BARC	ILS	9,181	$2,522,500	$2,534,606	$—	$(12,106)
Expiring 06/21/23	BARC	ILS	5,529	1,513,500	1,526,496	—	(12,996)
Expiring 06/21/23	BOA	ILS	13,061	3,666,000	3,605,737	60,263	—
Expiring 06/21/23	CITI	ILS	13,420	3,711,000	3,704,645	6,355	—
Mexican Peso,
Expiring 06/21/23	JPM	MXN	72,582	3,760,000	3,991,926	—	(231,926)
Expiring 06/21/23	JPM	MXN	70,635	3,841,000	3,884,889	—	(43,889)
New Zealand Dollar,
Expiring 07/19/23	MSI	NZD	2,468	1,536,886	1,525,615	11,271	—
Peruvian Nuevo Sol,
Expiring 06/21/23	BARC	PEN	7,417	1,950,396	1,994,259	—	(43,863)
Expiring 06/21/23	SCB	PEN	8,051	2,111,558	2,164,780	—	(53,222)
Philippine Peso,
Expiring 06/21/23	JPM	PHP	525,148	9,508,376	9,476,553	31,823	—
Expiring 06/21/23	SCB	PHP	267,147	4,870,000	4,820,798	49,202	—
Polish Zloty,
Expiring 07/19/23	CITI	PLN	20,414	4,823,891	4,881,883	—	(57,992)
Expiring 07/19/23	MSI	PLN	18,103	4,242,700	4,329,217	—	(86,517)
Singapore Dollar,
Expiring 06/21/23	BARC	SGD	4,442	3,352,000	3,335,637	16,363	—
Expiring 06/21/23	BOA	SGD	7,521	5,659,000	5,647,650	11,350	—
Expiring 06/21/23	BOA	SGD	2,450	1,838,000	1,839,490	—	(1,490)
Expiring 06/21/23	CITI	SGD	1,221	916,000	917,052	—	(1,052)
Expiring 06/21/23	HSBC	SGD	5,262	3,901,909	3,951,586	—	(49,677)
Expiring 06/21/23	HSBC	SGD	5,254	3,984,000	3,945,434	38,566	—
Expiring 06/21/23	JPM	SGD	5,214	3,915,000	3,915,674	—	(674)
Expiring 06/21/23	MSI	SGD	4,527	3,401,000	3,399,542	1,458	—
South African Rand,
Expiring 06/21/23	BOA	ZAR	13,493	730,205	733,942	—	(3,737)
Expiring 06/21/23	CITI	ZAR	6,596	354,795	358,782	—	(3,987)
Expiring 06/21/23	HSBC	ZAR	16,747	918,000	910,953	7,047	—
Expiring 06/21/23	JPM	ZAR	36,051	1,966,000	1,960,972	5,028	—
Expiring 06/21/23	JPM	ZAR	33,217	1,848,000	1,806,823	41,177	—
Expiring 06/21/23	MSI	ZAR	35,586	1,951,000	1,935,685	15,315	—
Expiring 06/21/23	MSI	ZAR	16,785	918,000	913,006	4,994	—
South Korean Won,
Expiring 06/21/23	BOA	KRW	3,367,196	2,523,000	2,525,024	—	(2,024)
Expiring 06/21/23	CITI	KRW	13,736,087	10,458,737	10,300,543	158,194	—
Expiring 06/21/23	CITI	KRW	1,964,995	1,512,000	1,473,529	38,471	—
Expiring 06/21/23	CITI	KRW	1,190,664	920,000	892,866	27,134	—
Expiring 06/21/23	GSI	KRW	3,627,577	2,755,000	2,720,281	34,719	—
Expiring 06/21/23	JPM	KRW	3,562,434	2,719,000	2,671,431	47,569	—

See Notes to Financial Statements.

62

Forward foreign currency exchange contracts outstanding at April 30, 2023 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 06/21/23	JPM	KRW	3,308,142	$2,509,000	$2,480,740	$28,260	$—
Expiring 06/21/23	JPM	KRW	3,005,058	2,246,000	2,253,461	—	(7,461)
Expiring 06/21/23	JPM	KRW	1,778,023	1,360,000	1,333,320	26,680	—
Expiring 06/21/23	MSI	KRW	2,967,424	2,214,000	2,225,239	—	(11,239)
Expiring 06/21/23	MSI	KRW	2,409,968	1,834,000	1,807,209	26,791	—
Expiring 06/21/23	SCB	KRW	3,560,660	2,706,000	2,670,101	35,899	—
Expiring 06/21/23	SSB	KRW	3,715,008	2,793,000	2,785,844	7,156	—
Expiring 06/21/23	SSB	KRW	3,590,856	2,696,000	2,692,744	3,256	—
Expiring 06/21/23	SSB	KRW	1,212,957	921,000	909,583	11,417	—
Swiss Franc,
Expiring 07/19/23	BNP	CHF	1,010	1,136,777	1,140,200	—	(3,423)
Thai Baht,
Expiring 06/21/23	BOA	THB	170,763	4,912,000	5,027,862	—	(115,862)
Expiring 06/21/23	HSBC	THB	84,171	2,453,000	2,478,287	—	(25,287)
Expiring 06/21/23	MSI	THB	136,426	3,984,000	4,016,858	—	(32,858)
Expiring 06/21/23	MSI	THB	55,015	1,581,263	1,619,841	—	(38,578)
Expiring 06/21/23	SCB	THB	82,626	2,372,000	2,432,786	—	(60,786)

				$561,163,457	$562,589,967	1,659,372	(3,085,882)

						$3,363,785	$(3,924,775)

Cross currency exchange contracts outstanding at April 30, 2023:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty

OTC Cross Currency Exchange Contracts:
07/19/23	Buy	EUR	1,923	CZK	45,612	$668	$—	MSI
07/19/23	Buy	EUR	3,084	HUF	1,198,304	—	(40,353)	BOA
07/19/23	Buy	JPY	244,447	EUR	1,679	—	(41,706)	BOA
07/19/23	Buy	PLN	10,348	EUR	2,225	11,429	—	BOA

						$12,097	$(82,059)

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund    63

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Credit default swap agreements outstanding at April 30, 2023:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJA	05/14/23	0.500%(M)	21,682	*	$17,443	$(2,342)	$19,785	GSI

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Gazprom PAO	06/20/24	1.000%(Q)		2,425	$477,273	$887,003	$(409,730)	BARC
Republic of Italy	12/20/27	1.000%(Q)	EUR	720	(10,317)	(25,363)	15,046	BARC
U.S. Treasury Notes	12/20/27	0.250%(Q)	EUR	1,835	42,564	9,965	32,599	BARC
U.S. Treasury Notes	12/20/32	0.250%(Q)	EUR	930	27,205	11,207	15,998	BNP
United Mexican States	06/20/23	1.000%(Q)		450	(1,089)	79	(1,168)	CITI
United Mexican States	06/20/23	1.000%(Q)		440	(1,065)	192	(1,257)	CITI
United Mexican States	06/20/23	1.000%(Q)		150	(363)	73	(436)	CITI
United Mexican States	06/20/23	1.000%(Q)		150	(363)	67	(430)	CITI
United Mexican States	06/20/23	1.000%(Q)		150	(363)	25	(388)	CITI
United Mexican States	06/20/23	1.000%(Q)		75	(182)	13	(195)	CITI
United Mexican States	12/20/24	1.000%(Q)		285	(3,225)	789	(4,014)	CITI
United Mexican States	12/20/24	1.000%(Q)		220	(2,490)	509	(2,999)	CITI

					$527,585	$884,559	$(356,974)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
AT&T, Inc.	06/20/23	1.000%(Q)	1,280	0.459%	$2,499	$87	$2,412	GSI
Bank of America Corp.	06/20/24	1.000%(Q)	5,000	0.829%	15,393	2,774	12,619	GSI
Boeing Co.	06/20/24	1.000%(Q)	1,760	0.519%	11,525	2,775	8,750	GSI
Catalonia, Autonomous Community of	12/20/25	1.000%(Q)	3,000	*	48,784	(15,125)	63,909	DB
General Motors Co.	06/20/26	5.000%(Q)	3,580	1.386%	395,713	438,430	(42,717)	GSI
Halliburton Co.	12/20/26	1.000%(Q)	1,600	0.585%	24,358	11,170	13,188	GSI
Host Hotels & Resorts LP	06/20/24	1.000%(Q)	600	0.448%	4,410	2,652	1,758	GSI

See Notes to Financial Statements.

64

Credit default swap agreements outstanding at April 30, 2023: (continued)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
International Bank for Reconstruction & Development	06/20/23	0.250%(Q)	30,890	0.126%	$14,568	$4,221	$10,347	BOA
Millicom International Cellular S.A.^	12/20/25	1.000%(Q)	2,700	3.431%	(122,107)	(171,884)	49,777	BOA
Petroleos Mexicanos	06/20/23	1.000%(Q)	365	2.457%	(346)	(667)	321	CITI
Petroleos Mexicanos	06/20/23	1.000%(Q)	286	2.457%	(271)	(444)	173	CITI
Petroleos Mexicanos	06/20/23	1.000%(Q)	125	2.457%	(119)	(234)	115	CITI
Petroleos Mexicanos	06/20/23	1.000%(Q)	125	2.457%	(119)	(230)	111	CITI
Petroleos Mexicanos	06/20/23	1.000%(Q)	125	2.457%	(119)	(193)	74	CITI
Petroleos Mexicanos	06/20/23	1.000%(Q)	65	2.457%	(62)	(101)	39	CITI
Petroleos Mexicanos	12/20/24	1.000%(Q)	285	4.056%	(13,094)	(8,929)	(4,165)	CITI
Petroleos Mexicanos	12/20/24	1.000%(Q)	220	4.056%	(10,107)	(6,812)	(3,295)	CITI
Simon Property Group LP	06/20/26	1.000%(Q)	3,240	0.712%	31,227	23,633	7,594	GSI
Targa Resources Partners LP	06/20/23	5.000%(Q)	1,560	0.406%	19,509	7,489	12,020	MSI
Targa Resources Partners LP	06/20/23	5.000%(Q)	1,040	0.406%	13,006	5,224	7,782	MSI
Verizon Communications, Inc.	06/20/26	1.000%(Q)	4,820	0.809%	32,604	63,497	(30,893)	GSI
Wells Fargo & Co.	12/20/23	1.000%(Q)	27,500	0.504%	119,164	51,518	67,646	MSI

					$586,416	$408,851	$177,565

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund    65

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Credit default swap agreements outstanding at April 30, 2023: (continued)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at April 30, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreements on credit indices - Buy Protection(1):
CDX.NA.HY.40.V1	06/20/28	5.000%(Q)	8,947	$10,838	$(178,926)	$(189,764)
CDX.NA.IG.40.V1	06/20/28	1.000%(Q)	756,515	(4,075,364)	(9,387,650)	(5,312,286)

				$(4,064,526)	$(9,566,576)	$(5,502,050)

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit

See Notes to Financial Statements.

66

derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at April 30, 2023:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
GBP	2,340	05/08/23	0.950%(A)	1 Day SONIA(1)(A)/ 4.179%	$(53,314)	$95,756	$149,070
GBP	725	05/08/24	0.950%(A)	1 Day SONIA(1)(A)/ 4.179%	(22,982)	49,264	72,246
GBP	9,558	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 4.179%	(448,713)	1,275,232	1,723,945
GBP	7,720	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 4.179%	398,509	1,222,769	824,260
GBP	525	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 4.179%	(22,856)	124,692	147,548
GBP	2,010	05/08/32	1.150%(A)	1 Day SONIA(1)(A)/ 4.179%	143,032	558,036	415,004
GBP	500	05/08/34	1.200%(A)	1 Day SONIA(1)(A)/ 4.179%	(27,897)	146,086	173,983
	230,184	03/08/24	5.386%(T)	1 Day SOFR(2)(T)/ 4.810%	(704)	1,027,669	1,028,373
	126,352	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 4.810%	—	1,785,136	1,785,136
	292,023	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 4.810%	—	4,916,987	4,916,987

					$(34,925)	$11,201,627	$11,236,552

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at April 30, 2023:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements:
Bloomberg U.S. Treasury 1-3 Year Index(T)	1 Day USOIS + 14bps(T)/ 4.970%	JPM	03/01/24	200,000	$2,759,809	$—	$2,759,809

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund    67

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Total return swap agreements outstanding at April 30, 2023 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements (cont’d.):
Bloomberg U.S. Treasury 1-3 Year Index(T)	1 Day SOFR + 22.25bps(T)/ 5.033%	BARC	04/02/24	400,000	$5,482,119	$—	$5,482,119
Total Return Benchmark Bond Index(T)	1 Day USOIS - 67bps(T)/ 4.160%	GSI	09/20/23	(9,553)	(240,563)	—	(240,563)

					$8,001,365	$—	$8,001,365

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$1,523,392	$(232,324)	$8,583,991	$(742,250)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

CGM	$—	$32,404,271

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

68

The following is a summary of the inputs used as of April 30, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$63,918,903	$—
Collateralized Debt Obligation	—	1,888,265	—
Collateralized Loan Obligations	—	704,470,684	—
Consumer Loans	—	37,120,938	—
Credit Cards	—	8,631,998	—
Home Equity Loans	—	2,680,357	—
Other	—	9,943,138	—
Residential Mortgage-Backed Securities	—	6,312,264	1,274,425
Student Loans	—	3,316,798	—
Commercial Mortgage-Backed Securities	—	255,862,262	—
Convertible Bond	—	27,324	—
Corporate Bonds	—	824,148,054	11,211,391
Floating Rate and Other Loans	—	35,761,391	—
Municipal Bonds	—	22,564,395	—
Residential Mortgage-Backed Securities	—	116,091,780	2,850,615
Sovereign Bonds	—	56,298,932	—
U.S. Government Agency Obligations	—	2,140,621	—
U.S. Treasury Obligations	—	495,361,034	—
Common Stocks	—	806,046	347,260
Preferred Stock	127,100	—	—
Rights	—	—	36,902
Short-Term Investments
Affiliated Mutual Funds	392,165,620	—	—
Options Purchased	—	236,474	—

Total	$392,292,720	$2,647,581,658	$15,720,593

Liabilities
Options Written	$—	$(693,593)	$(552)

Other Financial Instruments*
Assets
Centrally Cleared Swaptions Written	$—	$84,822	$—
Futures Contracts	6,840,501	—	—
OTC Forward Foreign Currency Exchange Contracts	—	3,363,785	—
OTC Cross Currency Exchange Contracts	—	12,097	—
OTC Credit Default Swap Agreements	—	1,279,802	17,443
Centrally Cleared Interest Rate Swap Agreements	—	11,236,552	—
OTC Total Return Swap Agreements	—	8,241,928	—

Total	$6,840,501	$24,218,986	$17,443

Liabilities
Futures Contracts	$(12,985,353)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(3,924,775)	—

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund    69

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Liabilities (continued)
OTC Cross Currency Exchange Contracts	$—	$(82,059)	$—
Centrally Cleared Credit Default Swap Agreements	—	(5,502,050)	—
OTC Credit Default Swap Agreements	—	(43,694)	(122,107)
OTC Total Return Swap Agreement	—	(240,563)	—

Total	$(12,985,353)	$(9,793,141)	$(122,107)

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as centrally cleared swaptions, futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2023 were as follows:

Collateralized Loan Obligations	23.3%
U.S. Treasury Obligations	16.4
Affiliated Mutual Funds (1.8% represents investments purchased with collateral from securities on loan)	13.0
Commercial Mortgage-Backed Securities	8.4
Banks	7.4
Residential Mortgage-Backed Securities	4.2
Oil & Gas	2.2
Automobiles	2.1
Sovereign Bonds	1.9
Telecommunications	1.7
Electric	1.6
Media	1.5
Consumer Loans	1.2
Foods	1.0
Aerospace & Defense	0.9
Pharmaceuticals	0.9
Auto Manufacturers	0.9
Pipelines	0.8
Home Builders	0.8
Municipal Bonds	0.7
Diversified Financial Services	0.7
Retail	0.7
Entertainment	0.7
Commercial Services	0.6
Real Estate Investment Trusts (REITs)	0.6
Chemicals	0.6
Healthcare-Services	0.5

Other	0.3%
Computers	0.3
Office/Business Equipment	0.3
Credit Cards	0.3
Multi-National	0.3
Trucking & Leasing	0.3
Airlines	0.3
Semiconductors	0.2
Lodging	0.2
Real Estate	0.2
Engineering & Construction	0.2
Mining	0.2
Miscellaneous Manufacturing	0.2
Biotechnology	0.2
Electrical Components & Equipment	0.2
Distribution/Wholesale	0.2
Internet	0.2
Iron/Steel	0.2
Gas	0.2
Building Materials	0.1
Metal Fabricate/Hardware	0.1
Student Loans	0.1
Home Equity Loans	0.1
Machinery-Diversified	0.1
Forest Products & Paper	0.1
U.S. Government Agency Obligations	0.1
Insurance	0.1
Transportation	0.1
Collateralized Debt Obligation	0.1

See Notes to Financial Statements.

70

Industry Classification (continued):

Packaging & Containers	0.1%
Auto Parts & Equipment	0.1
Apparel	0.0	*
Healthcare-Products	0.0	*
Toys/Games/Hobbies	0.0	*
Software	0.0	*
Wireless Telecommunication Services	0.0	*
Options Purchased	0.0	*
Capital Markets	0.0	*
Hotels, Restaurants & Leisure	0.0	*

	101.0
Options Written	(0.0	)*
Liabilities in excess of other assets	(1.0)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2023 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Credit contracts	Due from/to broker-variation margin swaps and swaptions	$84,822	*	Due from/to broker-variation margin swaps and swaptions	$5,502,050	*
Credit contracts	Premiums paid for OTC swap agreements	1,523,392		Premiums received for OTC swap agreements	232,324
Credit contracts	—	—		Options written outstanding, at value	552
Credit contracts	Unrealized appreciation on OTC swap agreements	342,063		Unrealized depreciation on OTC swap agreements	501,687
Foreign exchange contracts	Unaffiliated investments	236,474		Options written outstanding, at value	693,593

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund    71

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	$12,097		Unrealized depreciation on OTC cross currency exchange contracts	$82,059
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	3,363,785		Unrealized depreciation on OTC forward foreign currency exchange contracts	3,924,775
Interest rate contracts	Due from/to broker-variation margin futures	6,840,501	*	Due from/to broker-variation margin futures	12,985,353	*
Interest rate contracts	Due from/to broker-variation margin swaps and swaptions	11,236,552	*	—	—
Interest rate contracts	Unrealized appreciation on OTC swap agreements	8,241,928		Unrealized depreciation on OTC swap agreements	240,563

		$31,881,614			$24,162,956

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures, centrally cleared swap contracts, and centrally cleared swaptions. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2023 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps

Credit contracts	$(4,769,454)	$5,127,561	$—	$—	$(4,680,744)
Foreign exchange contracts	(253,654)	1,104,456	—	(27,970,760)	—
Interest rate contracts	—	—	(38,554,538)	—	386,644

Total	$(5,023,108)	$6,232,017	$(38,554,538)	$(27,970,760)	$(4,294,100)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps

Credit contracts	$1,547,462	$(1,165,490)	$—	$—	$(3,725,002)

See Notes to Financial Statements.

72

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps

Foreign exchange contracts	$(912,243)	$577,396	$—	$703,075	$—
Interest rate contracts	—	—	3,452,949	—	14,170,681

Total	$635,219	$(588,094)	$3,452,949	$703,075	$10,445,679

For the six months ended April 30, 2023, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$ 1,955,244
Options Written (2)	891,114,727
Futures Contracts - Long Positions (2)	1,535,440,994
Futures Contracts - Short Positions (2)	476,279,098
Forward Foreign Currency Exchange Contracts - Purchased (3)	227,619,942
Forward Foreign Currency Exchange Contracts - Sold (3)	562,612,867
Cross Currency Exchange Contracts (4)	11,187,435
Interest Rate Swap Agreements (2)	245,762,513
Credit Default Swap Agreements - Buy Protection (2)	557,145,619
Credit Default Swap Agreements - Sell Protection (2)	175,650,779
Total Return Swap Agreements (2)	209,779,660

*	Average volume is based on average quarter end balances as noted for the six months ended April 30, 2023.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

Securities on Loan	$52,966,565	$(52,966,565)	$—

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund    73

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

BARC	$6,690,548	$(504,058)	$6,186,490	$(6,186,490)	$—
BNP	365,692	(43,493)	322,199	(128,875)	193,324
BNYM	—	(506,352)	(506,352)	—	(506,352)
BOA	205,783	(595,180)	(389,397)	389,397	—
CITI	399,208	(491,766)	(92,558)	92,558	—
DB	144,375	(15,125)	129,250	(129,250)	—
GSI	1,172,436	(317,067)	855,369	(500,079)	355,290
HSBC	249,521	(499,483)	(249,962)	—	(249,962)
JPM	3,294,332	(422,702)	2,871,630	(2,871,630)	—
MSI	1,007,807	(1,955,573)	(947,766)	947,766	—
SCB	106,099	(253,166)	(147,067)	27,565	(119,502)
SSB	21,829	—	21,829	—	21,829
TD	18,183	(17,080)	1,103	—	1,103
UAG	43,926	(54,508)	(10,582)	—	(10,582)

	$13,719,739	$(5,675,553)	$8,044,186	$(8,359,038)	$(314,852)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

74

Statement of Assets and Liabilities (unaudited)

as of April 30, 2023

Assets

Investments at value, including securities on loan of $52,966,565:
Unaffiliated investments (cost $2,857,288,576)	$2,663,429,351
Affiliated investments (cost $393,991,856)	392,165,620
Cash	17,842
Foreign currency, at value (cost $5,675,264)	5,692,412
Dividends and interest receivable	18,618,831
Receivable for Fund shares sold	10,910,664
Unrealized appreciation on OTC swap agreements	8,583,991
Unrealized appreciation on OTC forward foreign currency exchange contracts	3,363,785
Premiums paid for OTC swap agreements	1,523,392
Receivable for investments sold	486,247
Due from broker—variation margin swaps and swaptions	44,079
Unrealized appreciation on OTC cross currency exchange contracts	12,097
Prepaid expenses and other assets	1,003,813

Total Assets	3,105,852,124

Liabilities
Payable to broker for collateral for securities on loan	54,303,939
Payable for Fund shares purchased	15,013,156
Unrealized depreciation on OTC forward foreign currency exchange contracts	3,924,775
Due to broker—variation margin futures	2,603,674
Payable for investments purchased	2,503,142
Unrealized depreciation on OTC swap agreements	742,250
Options written outstanding, at value (premiums received $960,118)	694,145
Accrued expenses and other liabilities	679,897
Management fee payable	677,249
Premiums received for OTC swap agreements	232,324
Dividends payable	157,184
Unrealized depreciation on OTC cross currency exchange contracts	82,059
Distribution fee payable	75,273
Affiliated transfer agent fee payable	5,254

Total Liabilities	81,694,321

Net Assets	$3,024,157,803

Net assets were comprised of:
Common stock, at par	$350,962
Paid-in capital in excess of par	3,380,547,639
Total distributable earnings (loss)	(356,740,798)

Net assets, April 30, 2023	$3,024,157,803

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund    75

Statement of Assets and Liabilities   (unaudited)

as of April 30, 2023

Class A

Net asset value and redemption price per share,
($258,941,136 ÷ 30,107,741 shares of common stock issued and outstanding)	$8.60
Maximum sales charge (2.25% of offering price)	0.20

Maximum offering price to public	$8.80

Class C

Net asset value, offering price and redemption price per share,
($26,859,758 ÷ 3,121,198 shares of common stock issued and outstanding)	$8.61

Class Z

Net asset value, offering price and redemption price per share,
($1,364,665,525 ÷ 158,092,642 shares of common stock issued and outstanding)	$8.63

Class R6

Net asset value, offering price and redemption price per share,
($1,373,691,384 ÷ 159,640,863 shares of common stock issued and outstanding)	$8.60

See Notes to Financial Statements.

76

Statement of Operations (unaudited)

Six Months Ended April 30, 2023

Net Investment Income (Loss)

Income
Interest income	$60,728,532
Affiliated dividend income	7,760,612
Unaffiliated dividend income	1,107,977
Income from securities lending, net (including affiliated income of $97,189)	97,237

Total income	69,694,358

Expenses
Management fee	4,837,859
Distribution fee(a)	444,942
Transfer agent’s fees and expenses (including affiliated expense of $22,364)(a)	888,986
Registration fees(a)	142,240
Custodian and accounting fees	114,007
Shareholders’ reports	92,681
Audit fee	31,563
Directors’ fees	26,576
Professional fees	18,486
SEC registration fees	3,008
Miscellaneous	34,240

Total expenses	6,634,588
Less: Fee waiver and/or expense reimbursement(a)	(766,803)

Net expenses	5,867,785

Net investment income (loss)	63,826,573

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $19,764)	(19,379,962)
Futures transactions	(38,554,538)
Forward and cross currency contract transactions	(27,970,760)
Options written transactions	6,232,017
Swap agreement transactions	(4,294,100)
Foreign currency transactions	(3,905,171)

(87,872,514)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $1,051,447)	126,026,426
Futures	3,452,949
Forward and cross currency contracts	703,075
Options written	(588,094)
Swap agreements	10,445,679
Foreign currencies	540,285

140,580,320

Net gain (loss) on investment and foreign currency transactions	52,707,806

Net Increase (Decrease) In Net Assets Resulting From Operations	$116,534,379

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund    77

Statement of Operations   (unaudited)

Six Months Ended April 30, 2023

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6

Distribution fee	315,393	129,549	—	—
Transfer agent’s fees and expenses	71,801	11,450	784,292	21,443
Registration fees	26,130	14,024	54,572	47,514
Fee waiver and/or expense reimbursement	(26,795)	(2,751)	(516,955)	(220,302)

See Notes to Financial Statements.

78

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2023	Year Ended October 31, 2022

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$63,826,573	$80,076,134
Net realized gain (loss) on investment and foreign currency transactions	(87,872,514)	28,672,997
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	140,580,320	(333,897,515)

Net increase (decrease) in net assets resulting from operations	116,534,379	(225,148,384)

Dividends and Distributions
Distributions from distributable earnings
Class A	(7,273,935)	(7,786,514)
Class C	(635,978)	(625,073)
Class Z	(39,899,232)	(48,989,295)
Class R6	(43,933,434)	(47,223,903)

	(91,742,579)	(104,624,785)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	733,497,916	1,708,308,493
Net asset value of shares issued in reinvestment of dividends and distributions	90,773,196	104,237,752
Cost of shares purchased	(915,973,478)	(1,634,710,193)

Net increase (decrease) in net assets from Fund share transactions	(91,702,366)	177,836,052

Total increase (decrease)	(66,910,566)	(151,937,117)

Net Assets:

Beginning of period	3,091,068,369	3,243,005,486

End of period	$3,024,157,803	$3,091,068,369

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund    79

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,

	2023		2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$8.53		$9.45	$9.51	$9.72	$9.50	$9.72
Income (loss) from investment operations:
Net investment income (loss)	0.17		0.20	0.17	0.22	0.28	0.22
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.15		(0.85)	(0.01)	(0.01)	0.28	(0.18)
Total from investment operations	0.32		(0.65)	0.16	0.21	0.56	0.04
Less Dividends and Distributions:
Dividends from net investment income	(0.25)		(0.27)	(0.22)	(0.28)	(0.34)	(0.26)
Tax return of capital distributions	-		-	-	(0.02)	-	-
Distributions from net realized gains	-		-	-	(0.12)	-	-
Total dividends and distributions	(0.25)		(0.27)	(0.22)	(0.42)	(0.34)	(0.26)
Net asset value, end of period	$8.60		$8.53	$9.45	$9.51	$9.72	$9.50
Total Return(b):	3.77%		(6.98)%	1.73%	2.22%	6.01%	0.38%

Ratios/Supplemental Data:
Net assets, end of period (000)	$258,941		$246,197	$268,235	$207,475	$125,539	$68,089
Average net assets (000)	$254,405		$258,305	$253,168	$171,581	$89,724	$51,957
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.65	%(d)	0.65%	0.65%	0.67%	0.77%	0.82%
Expenses before waivers and/or expense reimbursement	0.67	%(d)	0.67%	0.67%	0.71%	0.82%	0.91%
Net investment income (loss)	3.96	%(d)	2.23%	1.76%	2.32%	2.86%	2.34%
Portfolio turnover rate(e)	10%		33%	49%	40%	67%	70%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

80

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,

	2023		2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$8.54		$9.46	$9.52	$9.73	$9.50	$9.72
Income (loss) from investment operations:
Net investment income (loss)	0.13	(b)	0.12	0.09	0.14	0.20	0.15
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.15	(c)	(0.85)	- (d)	(0.01)	0.29	(0.19)
Total from investment operations	0.28		(0.73)	0.09	0.13	0.49	(0.04)
Less Dividends and Distributions:
Dividends from net investment income	(0.21)		(0.19)	(0.15)	(0.20)	(0.26)	(0.18)
Tax return of capital distributions	-		-	-	(0.02)	-	-
Distributions from net realized gains	-		-	-	(0.12)	-	-
Total dividends and distributions	(0.21)		(0.19)	(0.15)	(0.34)	(0.26)	(0.18)
Net asset value, end of period	$8.61		$8.54	$9.46	$9.52	$9.73	$9.50
Total Return(e):	3.32%		(7.77)%	0.91%	1.34%	5.24%	(0.40)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$26,860		$24,563	$34,006	$33,364	$27,197	$17,597
Average net assets (000)	$26,124		$28,904	$35,068	$31,505	$22,711	$14,381
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	1.52	%(g)	1.50%	1.47%	1.55%	1.60%	1.60%
Expenses before waivers and/or expense reimbursement	1.54	%(g)	1.52%	1.49%	1.59%	1.68%	1.86%
Net investment income (loss)	3.09	%(g)	1.34%	0.96%	1.47%	2.05%	1.54%
Portfolio turnover rate(h)	10%		33%	49%	40%	67%	70%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)	Amount rounds to zero.
(e)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund    81

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,

	2023		2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$8.56		$9.49	$9.55	$9.76	$9.53	$9.75
Income (loss) from investment operations:
Net investment income (loss)	0.18		0.22	0.19	0.25	0.30	0.26
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.15		(0.86)	- (b)	(0.01)	0.30	(0.19)
Total from investment operations	0.33		(0.64)	0.19	0.24	0.60	0.07
Less Dividends and Distributions:
Dividends from net investment income	(0.26)		(0.29)	(0.25)	(0.31)	(0.37)	(0.29)
Tax return of capital distributions	-		-	-	(0.02)	-	-
Distributions from net realized gains	-		-	-	(0.12)	-	-
Total dividends and distributions	(0.26)		(0.29)	(0.25)	(0.45)	(0.37)	(0.29)
Net asset value, end of period	$8.63		$8.56	$9.49	$9.55	$9.76	$9.53
Total Return(c):	3.89%		(6.81)%	2.00%	2.50%	6.39%	0.69%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,364,666		$1,368,302	$1,633,850	$1,214,725	$737,632	$327,029
Average net assets (000)	$1,331,246		$1,499,104	$1,435,782	$960,154	$552,598	$212,606
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.39	%(e)	0.39%	0.39%	0.40%	0.50%	0.51%
Expenses before waivers and/or expense reimbursement	0.47	%(e)	0.47%	0.46%	0.48%	0.56%	0.63%
Net investment income (loss)	4.22	%(e)	2.47%	2.02%	2.59%	3.14%	2.70%
Portfolio turnover rate(f)	10%		33%	49%	40%	67%	70%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

82

Class R6 Shares
	Six Months Ended April 30,		Year Ended October 31,

	2023		2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$8.54		$9.46	$9.52	$9.73	$9.50	$9.72
Income (loss) from investment operations:
Net investment income (loss)	0.18		0.23	0.20	0.26	0.31	0.26
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.14		(0.85)	- (b)	(0.02)	0.30	(0.19)
Total from investment operations	0.32		(0.62)	0.20	0.24	0.61	0.07
Less Dividends and Distributions:
Dividends from net investment income	(0.26)		(0.30)	(0.26)	(0.31)	(0.38)	(0.29)
Tax return of capital distributions	-		-	-	(0.02)	-	-
Distributions from net realized gains	-		-	-	(0.12)	-	-
Total dividends and distributions	(0.26)		(0.30)	(0.26)	(0.45)	(0.38)	(0.29)
Net asset value, end of period	$8.60		$8.54	$9.46	$9.52	$9.73	$9.50
Total Return(c):	3.93%		(6.67)%	2.07%	2.57%	6.52%	0.78%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,373,691		$1,452,006	$1,306,914	$838,198	$747,059	$553,199
Average net assets (000)	$1,436,944		$1,426,498	$1,054,215	$786,082	$682,527	$386,281
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.32	%(e)	0.32%	0.32%	0.33%	0.39%	0.42%
Expenses before waivers and/or expense reimbursement	0.35	%(e)	0.35%	0.35%	0.38%	0.45%	0.51%
Net investment income (loss)	4.29	%(e)	2.59%	2.07%	2.71%	3.26%	2.74%
Portfolio turnover rate(f)	10%		33%	49%	40%	67%	70%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

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Notes to Financial Statements  (unaudited)

1.	Organization

Prudential Investment Portfolios, Inc. 17 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate only to the PGIM Short Duration Multi-Sector Bond Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is total return.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated to PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the Valuation Designee pursuant to SEC Rule 2a-5(b) to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as valuation designee under SEC Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

84

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Floating rate and other loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Floating rate and other loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Floating rate and other loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

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Notes to Financial Statements  (unaudited) (continued)

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

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(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

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Notes to Financial Statements  (unaudited) (continued)

Options: The Fund purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date.

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Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a

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Notes to Financial Statements  (unaudited) (continued)

specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap,

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represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. The Fund is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. The Fund entered into total return swaps to manage its exposure to a security or an index. The Fund’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Fund’s favor, from the point of entering into the contract.

Floating Rate and Other Loans: The Fund invested in floating rate and other loans. Floating rate and other loans include loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the floating rate and other loans market. The Fund acquire interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a floating rate and other loans assignment, the Fund generally will succeed to all the rights and obligations of an assigning lending institution and become a lender under the loan agreement with the relevant borrower in connection with that loan. Under a floating rate and other loans participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which they have purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Fund. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of

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Notes to Financial Statements  (unaudited) (continued)

mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The RIC, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

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In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Rights: The Fund held rights acquired either through a direct purchase or pursuant to corporate actions. Rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such rights are held as long positions by the Fund until exercised, sold or expired. Rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind: The Fund invested in the open market or received pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the

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Notes to Financial Statements  (unaudited) (continued)

borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and

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gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Monthly

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services and supervises the subadviser’s performance of such services, and pursuant to which it renders administrative services.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Fixed Income unit, and PGIM Limited (collectively, the “subadviser”). The Manager pays for the services of the subadviser.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended April 30, 2023, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements

0.32% of average daily net assets up to $5 billion;	0.32%

0.31% of average daily net assets over $5 billion.

The Manager has contractually agreed, through February 29, 2024, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other

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Notes to Financial Statements  (unaudited) (continued)

share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations

A	0.85%

C	1.60

Z	0.39

R6	0.32

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee

A	0.25%	0.25%

C	1.00	1.00

Z	N/A	N/A

R6	N/A	N/A

For the reporting period ended April 30, 2023, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC

A	$166,480	$8,565

C	—	757

PGIM Investments, PGIM, Inc., PGIM Limited and PIMS are indirect, wholly-owned

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subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a fund of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a fund of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. The Fund may also invest in the PGIM Core Short-Term Bond Fund (together with the Core Government Fund, the “Core Funds”), a fund of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments, pursuant to an exemptive order received from the Securities and Exchange Commission (“SEC”). PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Funds and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Funds and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2023, no 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2023, were as follows:

Cost of Purchases	Proceeds from Sales

$120,355,129	$200,667,252

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended April 30, 2023, is presented as follows:

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Notes to Financial Statements  (unaudited) (continued)

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund(1)(wk)
$ —	$94,421,881	$79,887,343	$ —	$ —	$14,534,538	14,534,538	$156,849

PGIM Core Short-Term Bond Fund(1)(wk)
314,579,643	7,470,877	—	1,038,247	—	323,088,767	35,387,598	7,603,763

PGIM Institutional Money Market Fund(1)(b)(wk)
79,438,137	137,441,276	162,370,062	13,200	19,764	54,542,315	54,575,060	97,189	(2)
$394,017,780	$239,334,034	$242,257,405	$1,051,447	$19,764	$392,165,620		$7,857,801

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wk)

PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund, PGIM Core Short-Term Bond Fund and PGIM Institutional Money Market Fund, if applicable.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of April 30, 2023 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$3,251,439,817	$40,418,794	$(228,781,456)	$(188,362,662)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of October 31, 2022 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized
$70,500,000	$—

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax

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authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2022 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 2.25%. Prior to May 1, 2023, investors who purchased $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a CDSC of 1% on sales although these purchases are not subject to a front-end sales charge. Effective May 1, 2023, investors who purchase $250,000 or more of Class A shares and sell those shares within 18 months of purchase are subject to a CDSC of 1% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

The RIC is authorized to issue 55,500,000,000 shares of common stock, $0.001 par value per share, 3,325,000,000 of which are designated as shares of the Fund. The shares are currently classified and designated as follows:

Class	Number of Shares

A	250,000,000

C	50,000,000

Z	1,500,000,000

T	25,000,000

R6	1,500,000,000

The Fund currently does not have any Class T shares outstanding.

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares

Affiliated	—	—%

Unaffiliated	6	83.3

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Notes to Financial Statements  (unaudited) (continued)

Transactions in shares of common stock were as follows:

Share Class	Shares	Amount

Class A

Six months ended April 30, 2023:

Shares sold	5,761,488	$49,462,739

Shares issued in reinvestment of dividends and distributions	841,989	7,213,616

Shares purchased	(5,451,236)	(46,790,995)

Net increase (decrease) in shares outstanding before conversion	1,152,241	9,885,360

Shares issued upon conversion from other share class(es)	254,666	2,185,878

Shares purchased upon conversion into other share class(es)	(155,648)	(1,334,213)

Net increase (decrease) in shares outstanding	1,251,259	$10,737,025

Year ended October 31, 2022:

Shares sold	13,990,086	$126,248,614

Shares issued in reinvestment of dividends and distributions	866,181	7,776,290

Shares purchased	(14,329,202)	(129,140,009)

Net increase (decrease) in shares outstanding before conversion	527,065	4,884,895

Shares issued upon conversion from other share class(es)	721,342	6,474,881

Shares purchased upon conversion into other share class(es)	(770,600)	(6,964,379)

Net increase (decrease) in shares outstanding	477,807	$4,395,397

Class C

Six months ended April 30, 2023:

Shares sold	807,152	$6,935,807

Shares issued in reinvestment of dividends and distributions	72,258	619,512

Shares purchased	(528,664)	(4,536,880)

Net increase (decrease) in shares outstanding before conversion	350,746	3,018,439

Shares purchased upon conversion into other share class(es)	(107,039)	(919,381)

Net increase (decrease) in shares outstanding	243,707	$2,099,058

Year ended October 31, 2022:

Shares sold	828,788	$7,404,671

Shares issued in reinvestment of dividends and distributions	68,681	619,786

Shares purchased	(1,209,531)	(10,862,878)

Net increase (decrease) in shares outstanding before conversion	(312,062)	(2,838,421)

Shares purchased upon conversion into other share class(es)	(406,150)	(3,638,317)

Net increase (decrease) in shares outstanding	(718,212)	$(6,476,738)

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Share Class	Shares	Amount

Class Z

Six months ended April 30, 2023:

Shares sold	52,086,771	$448,834,004

Shares issued in reinvestment of dividends and distributions	4,546,681	39,111,346

Shares purchased	(58,352,078)	(502,580,057)

Net increase (decrease) in shares outstanding before conversion	(1,718,626)	(14,634,707)

Shares issued upon conversion from other share class(es)	231,021	1,989,912

Shares purchased upon conversion into other share class(es)	(215,005)	(1,851,540)

Net increase (decrease) in shares outstanding	(1,702,610)	$(14,496,335)

Year ended October 31, 2022:

Shares sold	99,319,936	$897,855,738

Shares issued in reinvestment of dividends and distributions	5,391,750	48,644,256

Shares purchased	(117,380,214)	(1,060,111,066)

Net increase (decrease) in shares outstanding before conversion	(12,668,528)	(113,611,072)

Shares issued upon conversion from other share class(es)	1,057,554	9,478,769

Shares purchased upon conversion into other share class(es)	(825,385)	(7,404,139)

Net increase (decrease) in shares outstanding	(12,436,359)	$(111,536,442)

Class R6

Six months ended April 30, 2023:

Shares sold	26,584,557	$228,265,366

Shares issued in reinvestment of dividends and distributions	5,111,053	43,828,722

Shares purchased	(42,147,502)	(362,065,546)

Net increase (decrease) in shares outstanding before conversion	(10,451,892)	(89,971,458)

Shares issued upon conversion from other share class(es)	84,548	726,322

Shares purchased upon conversion into other share class(es)	(92,536)	(796,978)

Net increase (decrease) in shares outstanding	(10,459,880)	$(90,042,114)

Year ended October 31, 2022:

Shares sold	75,127,549	$676,799,470

Shares issued in reinvestment of dividends and distributions	5,269,996	47,197,420

Shares purchased	(48,718,733)	(434,596,240)

Net increase (decrease) in shares outstanding before conversion	31,678,812	289,400,650

Shares issued upon conversion from other share class(es)	448,193	4,012,105

Shares purchased upon conversion into other share class(es)	(225,486)	(1,958,920)

Net increase (decrease) in shares outstanding	31,901,519	$291,453,835

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a

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Notes to Financial Statements  (unaudited) (continued)

group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA

Term of Commitment	9/30/2022 - 9/28/2023

Total Commitment	$ 1,200,000,000

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%

Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended April 30, 2023.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

“Covenant-Lite” Risk: Some of the loans or debt obligations in which the Fund may invest or get exposure to may be “covenant-lite”, which means the loans or obligations contain fewer financial maintenance covenants than other loans or obligations (in some cases, none) and do not include terms which allow the lender to monitor the borrower’s performance and declare a default if certain criteria are breached. An investment by the Fund in a covenant-lite loan may potentially hinder the ability to reprice credit risk associated with the issuer and reduce the ability to restructure a problematic loan and mitigate potential loss. The Fund may also experience difficulty, expenses or delays in enforcing its rights on its holdings of covenant-lite loans or obligations. As a result of these risks, the Fund’s exposure to losses may be increased, which could result in an adverse impact on the Fund’s net income and NAV.

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Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Debt Obligations Risk: Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk

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Notes to Financial Statements  (unaudited) (continued)

exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Floating Rate and Other Loans Risk: The Fund’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Fund to receive scheduled interest or principal payments on a loan because of a default, bankruptcy or any other reason would adversely affect the income of the Fund and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Fund may have difficulty collecting on any collateral and would not have the ability to collect

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on any collateral for an uncollateralized loan. Further, the Fund’s access to collateral, if any, may be limited by bankruptcy laws. Due to the nature of the private syndication of senior loans, including, for example, lack of publicly-available information, some senior loans are not as easily purchased or sold as publicly-traded securities. In addition, loan participations generally are subject to restrictions on transfer, and only limited opportunities may exist to sell loan participations in secondary markets. As a result, it may be difficult for the Fund to value loans or sell loans at an acceptable price when it wants to sell them. Loans trade in an over-the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders regarding the Fund’s ability to pay redemption proceeds in a timely manner. In some instances, loans and loan participations are not rated by independent credit rating agencies; in such instances, a decision by the Fund to invest in a particular loan or loan participation could depend exclusively on the subadviser’s credit analysis of the borrower, or in the case of a loan participation, of the intermediary holding the portion of the loan that the Fund has purchased. To the extent the Fund invests in loans of non-U.S. issuers, the risks of investing in non-U.S. issuers are applicable. Loans may not be considered to be “securities” and as a result may not benefit from the protections of the federal securities laws, including anti-fraud protections and those with respect to the use of material non-public information, so that purchasers, such as the Fund, may not have the benefit of these protections. If the Fund is in possession of material non-public information about a borrower as a result of its investment in such borrower’s loan, the Fund may not be able to enter into a transaction with respect to a publicly-traded security of the borrower when it would otherwise be advantageous to do so.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings

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Notes to Financial Statements  (unaudited) (continued)

may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be

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incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had, and future public health epidemics may have, an impact on the Fund’s investments and net asset value and have led and may lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Future public health epidemics may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be

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Notes to Financial Statements  (unaudited) (continued)

required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

Reference Rate Risk: The Fund may be exposed to financial instruments that are tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value.

The United Kingdom’s Financial Conduct Authority announced a phase out of LIBOR such that after June 30, 2023, the overnight, 1-month, 3-month, 6-month and 12-month U.S. dollar LIBOR settings will cease to be published or will no longer be representative. All other LIBOR settings and certain other interbank offered rates, such as the Euro Overnight Index Average (“EONIA”), ceased to be published after December 31, 2021. On December 16, 2022, the Federal Reserve Board adopted regulations implementing the Adjustable Interest Rate Act by identifying benchmark rates based on the Secured Overnight Financing Rate that will replace LIBOR in different categories of financial contracts after June 30, 2023. These regulations apply only to contracts governed by U.S. law, among other limitations.

Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Parties to contracts, securities or other instruments using LIBOR may disagree on transition rates or the application of applicable transition regulation, potentially resulting in uncertainty of performance and the possibility of litigation. The Fund may have instruments linked to other interbank offered rates that may also cease to be published in the future.

U.S. Government and Agency Securities Risk: U.S. Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all U.S. Government securities are insured or guaranteed by the full faith and credit of the U.S. Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. Some agency securities carry no guarantee whatsoever and the risk of default associated with these securities would be borne by the Fund. The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. No assurance can be given that the U.S. Government would provide financial support to any such issuers if it is not obligated to do so by law. It is possible that these issuers will not have the funds to meet their payment obligations in the future. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

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10.	Recent Regulatory Developments

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments (the “Rule”). Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The Rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the Rule and its impact to the Fund.

PGIM Short Duration Multi-Sector Bond Fund    109

Liquidity Risk Management Program

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 7-9, 2023, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2022 through December 31, 2022 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

Visit our website at pgim.com/investments

∎	MAIL	∎	TELEPHONE	∎	WEBSITE
	655 Broad Street		(800) 225-1852		pgim.com/investments
Newark, NJ 07102

PROXY VOTING

The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS

Ellen S. Alberding ● Kevin J. Bannon ● Scott E. Benjamin ● Linda W. Bynoe ● Barry H. Evans ● Keith F. Hartstein ● Laurie Simon Hodrick ● Stuart S. Parker ● Brian K. Reid ● Grace C. Torres

OFFICERS

Stuart S. Parker, President ● Scott E. Benjamin, Vice President ● Christian J. Kelly, Chief Financial Officer ● Claudia DiGiacomo, Chief Legal Officer ● Drew Donohue, Chief Compliance Officer ● Russ Shupak, Treasurer and Principal Accounting Officer ● Kelly Florio, Anti-Money Laundering Compliance Officer ● Andrew R. French, Secretary ● Melissa Gonzalez, Assistant Secretary ● Kelly A. Coyne, Assistant Secretary ● Patrick E. McGuinness, Assistant Secretary ● Debra Rubano, Assistant Secretary ● Lana Lomuti, Assistant Treasurer ● Elyse M. McLaughlin, Assistant Treasurer ● Deborah Conway, Assistant Treasurer ● Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

SUB-SUBADVISER	PGIM Limited	Grand Buildings, 1-3 Strand Trafalgar Square London, WC2N 5HR United Kingdom

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 534432 Pittsburgh, PA 15253

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS

Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Short Duration Multi-Sector Bond Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM SHORT DURATION MULTI-SECTOR BOND FUND

SHARE CLASS	A	C	Z	R6

NASDAQ	SDMAX	SDMCX	SDMZX	SDMQX

CUSIP	74440B876	74440B868	74440B843	74440B850

MF219E2

PGIM ESG TOTAL RETURN BOND FUND

SEMIANNUAL REPORT

APRIL 30, 2023

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2023 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2023 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM ESG Total Return Bond Fund informative and useful. The report covers performance for the six-month period ended April 30, 2023.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 11th-largest investment manager with more than $1.5 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM ESG Total Return Bond Fund

June 15, 2023

PGIM ESG Total Return Bond Fund	3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 4/30/23 (without sales charges)	Average Annual Total Returns as of 4/30/23 (with sales charges)
	Six Months* (%)	One Year (%)	Since Inception (%)

Class A	7.41	-5.08	-9.55 (09/30/2021)

Class C	7.01	-3.57	-8.35 (09/30/2021)

Class Z	7.55	-1.63	-7.41 (09/30/2021)

Class R6	7.60	-1.52	-7.30 (09/30/2021)

Bloomberg US Aggregate Bond Index

	6.91	-0.43	-6.36

*Not annualized

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

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	Class A	Class C	Class Z	Class R6

Maximum initial sales charge	3.25% of the public offering price	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $500,000 or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None

Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None

Benchmark Definition

Bloomberg US Aggregate Bond Index—The Bloomberg US Aggregate Bond Index is unmanaged and represents securities that are taxable and dollar denominated. It covers the US investment-grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM ESG Total Return Bond Fund	5

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 4/30/23 (%)

AAA	53.8

AA	10.4

A	10.2

BBB	13.4

BB	7.4

B	4.3

CCC	0.5

Not Rated	0.4

Cash/Cash Equivalents	-0.4

Total	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Distributions and Yields as of 4/30/23

	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)

Class A	0.27	4.64	-6.43

Class C	0.24	4.04	-50.51

Class Z	0.29	5.07	1.89

Class R6	0.29	5.17	4.36

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2023. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM ESG Total Return Bond Fund	7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM ESG Total Return Bond Fund		Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,074.10	0.77%	$3.96
	Hypothetical	$1,000.00	$1,020.98	0.77%	$3.86

Class C	Actual	$1,000.00	$1,070.10	1.52%	$7.80
	Hypothetical	$1,000.00	$1,017.26	1.52%	$7.60

Class Z	Actual	$1,000.00	$1,075.50	0.50%	$2.57
	Hypothetical	$1,000.00	$1,022.32	0.50%	$2.51

Class R6	Actual	$1,000.00	$1,076.00	0.40%	$2.06
	Hypothetical	$1,000.00	$1,022.81	0.40%	$2.01

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2023, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2023 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments  (unaudited)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS 98.9%

ASSET-BACKED SECURITIES 19.1%

Automobiles 0.4%
Avis Budget Rental Car Funding AESOP LLC,
Series 2022-01A, Class A, 144A	3.830%	08/21/28		100	$95,385

Collateralized Loan Obligations 18.0%
Anchorage Capital Europe CLO (Ireland),
Series 1A, Class A2R, 144A	1.000	01/15/31	EUR	480	487,889
Ballyrock CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1R, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)	6.260(c)	10/20/31		250	246,575
Battalion CLO Ltd.,
Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	5.947(c)	05/17/31		500	494,689
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2017-12A, Class A1R, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)	6.210(c)	10/15/30		236	233,447
Broad River BSL Funding CLO Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)	6.420(c)	07/20/34		535	524,310
Carlyle US CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)	6.330(c)	04/20/31		250	246,378
Jubilee CLO DAC (Ireland),
Series 2016-17A, Class B1RR, 144A, 3 Month EURIBOR + 1.280% (Cap N/A, Floor 1.280%)	4.457(c)	04/15/31	EUR	250	261,998
KKR CLO Ltd. (Cayman Islands),
Series 18, Class AR, 144A, 3 Month LIBOR + 0.940% (Cap N/A, Floor 0.940%)	6.202(c)	07/18/30		411	406,678
Medalist Partners Corporate Finance CLO Ltd. (Cayman Islands),
Series 2021-01A, Class A1A, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 1.230%)	6.480(c)	10/20/34		250	245,041
Series 2021-01A, Class A2, 144A, 3 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	7.100(c)	10/20/34		250	242,998
MidOcean Credit CLO (Cayman Islands),
Series 2019-10A, Class A1R, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 1.230%)	6.503(c)	10/23/34		250	244,791
Series 2019-10A, Class BR, 144A, 3 Month LIBOR + 1.900% (Cap N/A, Floor 1.900%)	7.173(c)	10/23/34		250	239,994

See Notes to Financial Statements.

PGIM ESG Total Return Bond Fund	9

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Mountain View CLO Ltd. (Cayman Islands),
Series 2019-01A, Class BR, 144A, 3 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	7.110%(c)	10/15/34	250	$238,987

				4,113,775

Consumer Loans 0.7%
Lendmark Funding Trust,
Series 2021-02A, Class C, 144A	3.090	04/20/32	100	80,794
OneMain Financial Issuance Trust,
Series 2021-01A, Class B, 144A	1.950	06/16/36	100	84,931

				165,725

TOTAL ASSET-BACKED SECURITIES
(cost $4,532,133)				4,374,885

COMMERCIAL MORTGAGE-BACKED SECURITIES 10.6%
BANK,
Series 2020-BN25, Class A4	2.399	01/15/63	600	515,578
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	7.098(c)	05/15/36	100	97,725
Credit Suisse Mortgage Trust,
Series 2016-NXSR, Class A4	3.795(cc)	12/15/49	500	471,109
CSAIL Commercial Mortgage Trust,
Series 2020-C19, Class A2	2.320	03/15/53	600	507,849
FHLMC Multifamily Structured Pass-Through Certificates,
Series K0057, Class X1, IO	1.301(cc)	07/25/26	5,539	162,587
GS Mortgage Securities Trust,
Series 2017-GS06, Class A2	3.164	05/10/50	287	267,305
Morgan Stanley Capital I Trust,
Series 2021-L07, Class A4	2.322	10/15/54	500	409,027

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(cost $2,838,444)				2,431,180

See Notes to Financial Statements.

10

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS 37.5%

Aerospace & Defense 0.9%

Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
	7.875%	04/15/27	200	$199,540

Airlines 0.2%

Southwest Airlines Co.,
Sr. Unsec’d. Notes
	5.125	06/15/27	55	55,432

Auto Manufacturers 0.9%

Ford Motor Co.,
Sr. Unsec’d. Notes	3.250	02/12/32	25	19,330
Sr. Unsec’d. Notes	5.291	12/08/46	165	133,139

General Motors Co.,
Sr. Unsec’d. Notes	6.250	10/02/43	60	58,001

				210,470

Banks 8.9%

Bank of America Corp.,
Sr. Unsec’d. Notes	5.202(ff)	04/25/29	130	130,758
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30	310	276,050

BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A	1.323(ff)	01/13/27	200	180,248

Citigroup, Inc.,
Sr. Unsec’d. Notes	2.666(ff)	01/29/31	270	231,755

Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	300	288,160

JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	125	115,993
Sr. Unsec’d. Notes	2.739(ff)	10/15/30	320	280,550

Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	2.699(ff)	01/22/31	380	328,338

Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A	1.488(ff)	12/14/26	200	176,986

Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN	5.122(ff)	01/26/34	25	24,237

				2,033,075

See Notes to Financial Statements.

PGIM ESG Total Return Bond Fund	11

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Biotechnology 0.4%

Amgen, Inc.,
Sr. Unsec’d. Notes
	5.600%	03/02/43		80	$82,352

Building Materials 0.9%

Owens Corning,
Sr. Unsec’d. Notes
	3.950	08/15/29		220	208,911

Commercial Services 2.3%
Allied Universal Holdco LLC/Allied Universal Finance
Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A	4.625	06/01/28		200	173,500
ERAC USA Finance LLC,
Gtd. Notes, 144A	4.200	11/01/46		75	65,122
Gtd. Notes, 144A	4.900	05/01/33		20	19,999
Massachusetts Institute of Technology,
Unsec’d. Notes	3.885	07/01/2116		100	77,348
Nexi SpA (Italy),
Sr. Unsec’d. Notes	2.125	04/30/29	EUR	100	90,758
Trustees of Boston University,
Sec’d. Notes, Series CC	4.061	10/01/48		100	90,814

					517,541

Diversified Financial Services 0.4%
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.500	08/15/28		60	53,542
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28		50	40,301

					93,843

Electric 2.2%
Avangrid, Inc.,
Sr. Unsec’d. Notes	3.200	04/15/25		115	110,506
Instituto Costarricense de Electricidad (Costa Rica),
Sr. Unsec’d. Notes, 144A	6.750	10/07/31		200	191,912
Kallpa Generacion SA (Peru),
Sr. Unsec’d. Notes, 144A	4.875	05/24/26		200	191,850

					494,268

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Electronics 0.1%

Likewize Corp.,
Sr. Sec’d. Notes, 144A
	9.750%	10/15/25		25	$22,518

Energy-Alternate Sources 0.7%

Azure Power Solar Energy Pvt. Ltd. (India),
Sr. Sec’d. Notes, EMTN
	5.650	12/24/24		200	169,787

Engineering & Construction 0.8%

Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
	3.875	04/30/28		200	184,725

Entertainment 0.1%

Warnermedia Holdings, Inc.,
Gtd. Notes, 144A	5.050	03/15/42		15	12,399
Gtd. Notes, 144A	5.141	03/15/52		10	7,983
Gtd. Notes, 144A	5.391	03/15/62		5	4,014

					24,396

Foods 0.5%

Bellis Finco PLC (United Kingdom),
Gtd. Notes	4.000	02/16/27	GBP	100	85,145

Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.375	01/31/32		25	22,851

					107,996

Forest Products & Paper 0.9%

Suzano Austria GmbH (Brazil),
Gtd. Notes	6.000	01/15/29		200	198,620

Gas 0.2%

AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.750	05/20/27		55	52,229

See Notes to Financial Statements.

PGIM ESG Total Return Bond Fund	13

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services 2.4%
Dartmouth-Hitchcock Health,
Sec’d. Notes, Series B	4.178%	08/01/48	100	$82,275
HCA, Inc.,
Gtd. Notes	5.375	02/01/25	110	110,078
MyMichigan Health,
Sec’d. Notes, Series 2020	3.409	06/01/50	100	71,127
Nationwide Children’s Hospital, Inc.,
Unsec’d. Notes	4.556	11/01/52	30	28,294
Queen’s Health Systems (The),
Sec’d. Notes	4.810	07/01/52	25	24,393
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.375	01/15/30	50	46,006
Texas Health Resources,
Sr. Unsec’d. Notes	2.328	11/15/50	100	60,218
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	5.200	04/15/63	120	122,235

				544,626

Home Builders 1.4%
Beazer Homes USA, Inc.,
Gtd. Notes	7.250	10/15/29	110	105,151
M/I Homes, Inc.,
Gtd. Notes	3.950	02/15/30	85	75,160
Taylor Morrison Communities, Inc.,
Sr. Unsec’d. Notes, 144A	5.125	08/01/30	155	145,818

				326,129

Housewares 0.3%
Scotts Miracle-Gro Co. (The),
Gtd. Notes
	4.375	02/01/32	85	68,971

Insurance 0.3%
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes, 144A	4.400	04/05/52	40	31,283
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	5.500	06/15/52	30	28,673
MetLife, Inc.,
Sr. Unsec’d. Notes	5.250	01/15/54	15	14,825

				74,781

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Iron/Steel 0.4%
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes
	3.250%	01/15/31	90	$80,111

Lodging 0.0%
Marriott International, Inc.,
Sr. Unsec’d. Notes
	4.900	04/15/29	10	9,935

Media 1.4%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	4.250	01/15/34	50	38,279
Sr. Unsec’d. Notes, 144A	4.500	06/01/33	215	171,424
Charter Communications Operating LLC/Charter
Communications Operating Capital,
Sr. Sec’d. Notes	3.900	06/01/52	60	39,083
Discovery Communications LLC,
Gtd. Notes	5.300	05/15/49	45	36,768
DISH DBS Corp.,
Gtd. Notes	7.750	07/01/26	55	31,756

				317,310

Oil & Gas 2.4%
Aker BP ASA (Norway),
Gtd. Notes, 144A	3.100	07/15/31	200	169,780
Sr. Unsec’d. Notes, 144A	3.750	01/15/30	230	208,831
BP Capital Markets America, Inc.,
Gtd. Notes	4.812	02/13/33	100	101,725
Chesapeake Energy Corp.,
Gtd. Notes, 144A	5.875	02/01/29	80	76,322

				556,658

Packaging & Containers 0.2%
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A
	6.625	05/13/27	45	45,150

Pharmaceuticals 1.0%
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
	5.000	02/15/29	25	11,250

See Notes to Financial Statements.

PGIM ESG Total Return Bond Fund	15

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)

Bausch Health Cos., Inc., (cont’d.)
Gtd. Notes, 144A	5.250%	01/30/30	25	$11,688
Gtd. Notes, 144A	5.250	02/15/31	165	77,962
CVS Health Corp.,
Sr. Unsec’d. Notes	5.125	02/21/30	85	86,486

Viatris, Inc.,
Gtd. Notes	3.850	06/22/40	60	41,577

				228,963

Pipelines 0.6%

ONEOK, Inc.,
Gtd. Notes	4.450	09/01/49	140	109,671

Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	5.400	03/02/26	30	30,630

				140,301

Real Estate 0.8%

Ontario Teachers’ Cadillac Fairview Properties Trust
(Canada),
Sr. Unsec’d. Notes, 144A

	3.875	03/20/27	200	188,211

Real Estate Investment Trusts (REITs) 2.0%

Crown Castle, Inc.,
Sr. Unsec’d. Notes	4.800	09/01/28	70	70,090

Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31	140	88,242

Host Hotels & Resorts LP,
Sr. Unsec’d. Notes, Series J	2.900	12/15/31	25	19,801

Sun Communities Operating LP,
Gtd. Notes	4.200	04/15/32	70	62,942

Welltower OP LLC,
Gtd. Notes	3.100	01/15/30	125	109,922

Weyerhaeuser Co.,
Sr. Unsec’d. Notes	4.000	04/15/30	110	103,908

				454,905

Retail 0.3%

Advance Auto Parts, Inc.,
Gtd. Notes	5.900	03/09/26	10	10,253

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Retail (cont’d.)

O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes	4.200%	04/01/30		15	$14,488
Suburban Propane Partners LP/Suburban Energy
Finance Corp.,
Sr. Unsec’d. Notes, 144A	5.000	06/01/31		60	52,538

					77,279

Semiconductors 0.4%

Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A	3.137	11/15/35		90	69,691

Intel Corp.,
Sr. Unsec’d. Notes	5.900	02/10/63		15	15,444

					85,135

Software 0.4%

Autodesk, Inc.,
Sr. Unsec’d. Notes	2.400	12/15/31		90	75,325

Oracle Corp.,
Sr. Unsec’d. Notes	5.550	02/06/53		15	14,392

					89,717

Telecommunications 2.8%

TalkTalk Telecom Group Ltd. (United Kingdom),
Gtd. Notes	3.875	02/20/25	GBP	100	95,771

T-Mobile USA, Inc.,
Gtd. Notes	4.375	04/15/40		155	138,887

Verizon Communications, Inc.,
Sr. Unsec’d. Notes	1.500	09/18/30		375	303,247

Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes	4.500	07/15/31	GBP	100	97,780

					635,685

TOTAL CORPORATE BONDS
(cost $10,137,241)					8,579,570

See Notes to Financial Statements.

PGIM ESG Total Return Bond Fund	17

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS 1.4%

Indiana 0.3%

Indiana Finance Authority, Taxable, Revenue Bonds	3.051%	01/01/51	80	$61,872

Michigan 0.2%

Michigan State University, Taxable, Revenue Bonds, Series A	4.165	08/15/2122	25	20,450
University of Michigan, Taxable, Revenue Bonds, Series A	4.454	04/01/2122	40	36,260

				56,710

Minnesota 0.1%
University of Minnesota, Taxable, Revenue Bonds	4.048	04/01/52	25	23,133

Missouri 0.3%
Health & Educational Facilities Authority of the State of Missouri, Taxable, Revenue Bonds, Series A	3.229	05/15/50	100	79,093

Virginia 0.5%

University of Virginia, Taxable, Revenue Bonds, Series A	3.227	09/01/2119	165	106,532

TOTAL MUNICIPAL BONDS (cost $444,939)				327,340

RESIDENTIAL MORTGAGE-BACKED SECURITIES 2.0%

FHLMC Structured Agency Credit Risk REMIC Trust, Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	6.915(c)	09/25/41	250	233,203
Oaktown Re II Ltd., Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)	6.570(c)	07/25/28	235	234,654

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $485,154)				467,857

U.S. GOVERNMENT AGENCY OBLIGATIONS 17.0%

Federal Home Loan Mortgage Corp.	3.000	01/01/52	234	210,066
Federal Home Loan Mortgage Corp.	5.000	06/01/52	102	100,984
Federal Home Loan Mortgage Corp.	5.000	09/01/52	988	982,582

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)

Federal Home Loan Mortgage Corp.	5.500%	07/01/52	168	$169,307
Federal National Mortgage Assoc.	2.000	11/01/50	249	207,500
Federal National Mortgage Assoc.	2.000	11/01/51	62	51,935
Federal National Mortgage Assoc.	3.000	03/01/52	234	210,506
Federal National Mortgage Assoc.	3.500	04/01/52	235	218,752
Federal National Mortgage Assoc.	4.000	04/01/52	231	220,730
Federal National Mortgage Assoc.	4.000	06/01/52	249	238,450
Federal National Mortgage Assoc.	4.500	06/01/52	640	625,824
Federal National Mortgage Assoc.	6.000	11/01/52	60	60,788
Federal National Mortgage Assoc.	6.000	12/01/52	113	114,913
Government National Mortgage Assoc.	3.000	08/20/51	281	257,605
Government National Mortgage Assoc.	3.500	12/20/51	238	224,124

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $3,903,438)				3,894,066

U.S. TREASURY OBLIGATIONS 11.3%

U.S. Treasury Bonds(k)	1.750	08/15/41	2,305	1,676,167
U.S. Treasury Bonds	2.375	11/15/49	90	69,596
U.S. Treasury Bonds	3.375	08/15/42	105	98,897
U.S. Treasury Notes	1.000	12/15/24	560	531,300
U.S. Treasury Strips Coupon	2.154(s)	05/15/43	455	206,296

TOTAL U.S. TREASURY OBLIGATIONS (cost $3,157,810)				2,582,256

TOTAL LONG-TERM INVESTMENTS (cost $25,499,159)				22,657,154

			Shares

SHORT-TERM INVESTMENT 1.1%

AFFILIATED MUTUAL FUND

PGIM Core Government Money Market Fund (cost $259,011)(wj)			259,011	259,011

TOTAL INVESTMENTS 100.0% (cost $25,758,170)				22,916,165
Liabilities in excess of other assets(z) (0.0)%				(3,624)

NET ASSETS 100.0%				$22,912,541

Below is a list of the abbreviation(s) used in the semiannual report:

EUR—Euro

See Notes to Financial Statements.

PGIM ESG Total Return Bond Fund	19

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

GBP—British Pound

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

BARC—Barclays Bank PLC

BNP—BNP Paribas S.A.

BNYM—Bank of New York Mellon

BOA—Bank of America, N.A.

CDX—Credit Derivative Index

CGM—Citigroup Global Markets, Inc.

CLO—Collateralized Loan Obligation

DAC—Designated Activity Company

EMTN—Euro Medium Term Note

EURIBOR—Euro Interbank Offered Rate

FHLMC—Federal Home Loan Mortgage Corporation

GMTN—Global Medium Term Note

GSI—Goldman Sachs International

iBoxx—Bond Market Indices

IO—Interest Only (Principal amount represents notional)

JPM—JPMorgan Chase Bank N.A.

JPS—J.P. Morgan Securities LLC

LIBOR—London Interbank Offered Rate

LP—Limited Partnership

MSI—Morgan Stanley & Co International PLC

MTN—Medium Term Note

OTC—Over-the-counter

Q—Quarterly payment frequency for swaps

REITs—Real Estate Investment Trust

REMIC—Real Estate Mortgage Investment Conduit

SOFR—Secured Overnight Financing Rate

SONIA—Sterling Overnight Index Average

STRIPs—Separate Trading of Registered Interest and Principal of Securities

T—Swap payment upon termination

TD—The Toronto-Dominion Bank

USOIS—United States Overnight Index Swap

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2023.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wj)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

See Notes to Financial Statements.

20

Futures contracts outstanding at April 30, 2023:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
4	2 Year U.S. Treasury Notes	Jun. 2023	$824,656	$9,569
20	5 Year U.S. Treasury Notes	Jun. 2023	2,194,844	12,912
17	10 Year U.S. Treasury Notes	Jun. 2023	1,958,453	21,859

				44,340

Short Positions:
1	5 Year Euro-Bobl	Jun. 2023	129,991	(3,202)
4	10 Year U.S. Ultra Treasury Notes	Jun. 2023	485,813	(15,872)
6	20 Year U.S. Treasury Bonds	Jun. 2023	789,938	(31,792)
1	Euro Schatz Index	Jun. 2023	116,443	(1,177)

				(52,043)

				$(7,703)

Forward foreign currency exchange contracts outstanding at April 30, 2023:

Purchase Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 05/02/23	BNYM	GBP 263	$327,526	$330,491	$2,965	$—
Euro,
Expiring 05/02/23	BOA	EUR 844	929,223	930,639	1,416	—
Expiring 05/02/23	BOA	EUR 85	92,555	93,881	1,326	—

			$1,349,304	$1,355,011	5,707	—

Sale Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 05/02/23	BNP	GBP 187	$229,352	$234,802	$—	$(5,450)
Expiring 05/02/23	MSI	GBP 76	94,293	95,688	—	(1,395)
Expiring 06/02/23	BNYM	GBP 263	327,740	330,724	—	(2,984)
Euro,
Expiring 05/02/23	TD	EUR 930	1,003,569	1,024,521	—	(20,952)
Expiring 06/02/23	BOA	EUR 844	930,841	932,406	—	(1,565)

			$2,585,795	$2,618,141	—	(32,346)

					$5,707	$(32,346)

See Notes to Financial Statements.

PGIM ESG Total Return Bond Fund	21

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Credit default swap agreements outstanding at April 30, 2023:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
U.S. Treasury Notes	12/20/27	0.250%(Q)	EUR 15	$348	$82	$266	BARC
U.S. Treasury Notes	12/20/32	0.250%(Q)	EUR 5	146	60	86	BNP

				$494	$142	$352

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at April 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.40.V1	06/20/33	1.000%(Q)	1,253	$22,738	$10,915	$(11,823)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2023(4)	Value at Trade Date	Value at April 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.40.V1	06/20/28	1.000%(Q)	616	0.755%	$3,093	$7,644	$4,551

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Notes to Financial Statements.

22

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at April 30, 2023:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
GBP 310	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/4.179%	$(4,295)	$41,360	$45,655
1,278	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/4.810%	—	21,519	21,519

				$(4,295)	$62,879	$67,174

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at April 30, 2023:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
iBoxx USD Liquid High Yield Index(T)	1 Day SOFR(Q)/ 4.810%	BNP	06/20/23	(1,400)	$(11,549)	$—	$(11,549)
Total Return Benchmark Bond Index(T)††	1 Day USOIS -50bps(T)/ 4.330%	GSI	06/20/23	(414)	15,450	—	15,450
U.S. Treasury Bond(T)	1 Day USOIS +10bps(T)/ 4.930%	GSI	05/08/23	510	(39)	—	(39)
U.S. Treasury Bond(T)	1 Day USOIS +10bps(T)/ 4.930%	JPM	05/10/23	500	(3,173)	—	(3,173)
U.S. Treasury Bond(T)	1 Day USOIS +10bps(T)/ 4.930%	JPM	05/17/23	845	20,453	—	20,453

					$21,142	$—	$21,142

See Notes to Financial Statements.

PGIM ESG Total Return Bond Fund	23

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
††	See the table below for the swap constituents. To the extent that any swap is composed of greater than 50 constituents, the Fund is only required to disclose the top 50.

The following table represents the top 50 individual positions and related values of underlying securities of Total Return Benchmark Bond Index total return swap with GSI, as of April 30, 2023, termination date 06/20/2023:

Corporate Bond:

Reference Entity	Shares	Market Value	% of Total Index Value
Bank of America Corp.	40,319,400	$31,170,592	6.95%
Wells Fargo & Co.	34,230,900	26,219,195	5.85%
Morgan Stanley	27,871,800	21,626,947	4.82%
Goldman Sachs Group, Inc.	28,954,200	21,033,418	4.69%
Citigroup, Inc.	26,654,100	19,638,314	4.38%
AT&T, Inc.	24,354,000	17,541,025	3.91%
Verizon Communications, Inc.	20,024,400	15,256,081	3.40%
Anheuser-Busch InBev Worldwide, Inc.	15,694,800	15,112,601	3.37%
Comcast Corp.	19,889,100	13,904,981	3.10%
Oracle Corp.	15,559,500	11,788,647	2.63%
Apple, Inc.	16,236,000	11,571,881	2.58%
AbbVie, Inc.	10,282,800	9,199,119	2.05%
Microsoft Corp.	10,553,400	8,098,486	1.81%
Amazon.com, Inc.	10,147,500	7,787,573	1.74%
CVS Health Corp.	9,200,400	7,725,083	1.72%
UnitedHealth Group, Inc.	8,523,900	6,580,045	1.47%
Visa, Inc.	9,335,700	5,949,328	1.33%
The Walt Disney Co.	6,494,400	5,311,194	1.18%
Shell International Finance BV	6,900,300	5,301,731	1.18%
Intel Corp.	7,441,500	5,109,793	1.14%
T-Mobile USA, Inc.	7,035,600	5,094,981	1.14%
Home Depot, Inc.	7,982,700	5,086,363	1.13%
ExxonMobil Corp.	6,223,800	4,989,727	1.11%
Broadcom, Inc.	6,629,700	4,928,889	1.10%
Pfizer, Inc.	6,494,400	4,753,962	1.06%
Amgen, Inc.	6,765,000	4,682,559	1.04%
Telefonica Emisiones, S.A.U.	5,412,000	4,528,658	1.01%
Bristol-Myers Squibb Co.	6,494,400	4,419,221	0.99%
General Motors Co.	4,870,800	4,198,498	0.94%
Cigna Corp.	5,547,300	4,110,379	0.92%
Intercontinental Exchange, Inc.	5,547,300	4,019,370	0.90%
Raytheon Technologies Corp.	5,682,600	3,932,311	0.88%
Enterprise Products Operating LLC	5,412,000	3,930,675	0.88%
PepsiCo, Inc.	4,464,900	3,893,468	0.87%
Pacific Gas & Electric Co.	4,600,200	3,822,343	0.85%

See Notes to Financial Statements.

24

Corporate Bond (continued):

Reference Entity	Shares	Market Value	% of Total Index Value
B.A.T. Capital Corp.	5,547,300	$3,819,491	0.85%
Altria Group, Inc.	5,412,000	3,648,198	0.81%
Gilead Sciences, Inc.	5,276,700	3,642,717	0.81%
Johnson & Johnson	5,276,700	3,579,270	0.80%
Vodafone Group PLC	4,194,300	3,446,403	0.77%
McDonald’s Corp.	3,788,400	3,323,945	0.74%
The Coca Cola Co.	4,194,300	3,294,741	0.73%
BP Capital Markets America, Inc.	4,194,300	3,137,147	0.70%
FedEx Corp.	3,111,900	3,112,502	0.69%
Anthem, Inc.	3,788,400	2,969,167	0.66%
American International Group, Inc.	3,111,900	2,710,205	0.60%
Berkshire Hathaway Finance Corp.	3,923,700	2,652,142	0.59%
MidAmerican Energy Co.	3,788,400	2,607,991	0.58%
International Business Machines Corp.	3,788,400	2,605,285	0.58%
Union Pacific Corp.	3,653,100	2,602,744	0.58%

		$379,469,386

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$142	$—	$36,255	$(14,761)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$—	$87,990
JPS	—	181,797

Total	$—	$269,787

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

See Notes to Financial Statements.

PGIM ESG Total Return Bond Fund	25

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$95,385	$—
Collateralized Loan Obligations	—	4,113,775	—
Consumer Loans	—	165,725	—
Commercial Mortgage-Backed Securities	—	2,431,180	—
Corporate Bonds	—	8,579,570	—
Municipal Bonds	—	327,340	—
Residential Mortgage-Backed Securities	—	467,857	—
U.S. Government Agency Obligations	—	3,894,066	—
U.S. Treasury Obligations	—	2,582,256	—
Short-Term Investment
Affiliated Mutual Fund	259,011	—	—

Total	$259,011	$22,657,154	$—

Other Financial Instruments*
Assets
Futures Contracts	$44,340	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	5,707	—
Centrally Cleared Credit Default Swap Agreement	—	4,551	—
OTC Credit Default Swap Agreements	—	494	—
Centrally Cleared Interest Rate Swap Agreements	—	67,174	—
OTC Total Return Swap Agreements	—	35,903	—

Total	$44,340	$113,829	$—

Liabilities
Futures Contracts	$(52,043)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(32,346)	—
Centrally Cleared Credit Default Swap Agreement	—	(11,823)	—
OTC Total Return Swap Agreements	—	(14,761)	—

Total	$(52,043)	$(58,930)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

See Notes to Financial Statements.

26

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2023 were as follows:

Collateralized Loan Obligations	18.0%
U.S. Government Agency Obligations	17.0
U.S. Treasury Obligations	11.3
Commercial Mortgage-Backed Securities	10.6
Banks	8.9
Telecommunications	2.8
Oil & Gas	2.4
Healthcare-Services	2.4
Commercial Services	2.3
Electric	2.2
Residential Mortgage-Backed Securities	2.0
Real Estate Investment Trusts (REITs)	2.0
Municipal Bonds	1.4
Home Builders	1.4
Media	1.4
Affiliated Mutual Fund	1.1
Pharmaceuticals	1.0
Auto Manufacturers	0.9
Building Materials	0.9
Aerospace & Defense	0.9
Forest Products & Paper	0.9
Real Estate	0.8
Engineering & Construction	0.8
Energy-Alternate Sources	0.7
Consumer Loans	0.7

Pipelines	0.6%
Foods	0.5
Automobiles	0.4
Diversified Financial Services	0.4
Software	0.4
Semiconductors	0.4
Biotechnology	0.4
Iron/Steel	0.4
Retail	0.3
Insurance	0.3
Housewares	0.3
Airlines	0.2
Gas	0.2
Packaging & Containers	0.2
Entertainment	0.1
Electronics	0.1
Lodging	0.0	*

	100.0
Liabilities in excess of other assets	(0.0	)*

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2023 as presented in the Statement of Assets and Liabilities:

See Notes to Financial Statements.

PGIM ESG Total Return Bond Fund	27

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$4,551	*	Due from/to broker-variation margin swaps	$11,823	*
Credit contracts	Premiums paid for OTC swap agreements	142		—	—
Credit contracts	Unrealized appreciation on OTC swap agreements	352		—	—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	5,707		Unrealized depreciation on OTC forward foreign currency exchange contracts	32,346
Interest rate contracts	Due from/to broker-variation margin futures	44,340	*	Due from/to broker-variation margin futures	52,043	*
Interest rate contracts	Due from/to broker-variation margin swaps	67,174	*	—	—
Interest rate contracts	Unrealized appreciation on OTC swap agreements	35,903		Unrealized depreciation on OTC swap agreements	14,761

		$158,169			$110,973

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2023 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$(14,549)
Foreign exchange contracts	—	(123,710)	—
Interest rate contracts	(265,048)	—	26,527

Total	$(265,048)	$(123,710)	$11,978

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$(6,291)

See Notes to Financial Statements.

28

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Foreign exchange contracts	$—	$14,742	$—
Interest rate contracts	191,121	—	(23,553)

Total	$191,121	$14,742	$(29,844)

For the six months ended April 30, 2023, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$7,195,529
Futures Contracts - Short Positions (1)	1,620,777
Forward Foreign Currency Exchange Contracts - Purchased (2)	1,284,265
Forward Foreign Currency Exchange Contracts - Sold (2)	2,457,407
Interest Rate Swap Agreements (1)	801,761
Credit Default Swap Agreements - Buy Protection (1)	1,298,346
Credit Default Swap Agreements - Sell Protection (1)	205,333
Total Return Swap Agreements (1)	3,016,155

*	Average volume is based on average quarter end balances as noted for the six months ended April 30, 2023.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives where the legal right to set-off exists is presented in the summary below.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC	$348	$—	$348	$—	$348
BNP	146	(16,999)	(16,853)	—	(16,853)
BNYM	2,965	(2,984)	(19)	—	(19)
BOA	2,742	(1,565)	1,177	—	1,177
GSI	15,450	(39)	15,411	—	15,411
JPM	20,453	(3,173)	17,280	—	17,280

See Notes to Financial Statements.

PGIM ESG Total Return Bond Fund	29

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
MSI	$—	$(1,395)	$(1,395)	$—	$(1,395)
TD	—	(20,952)	(20,952)	—	(20,952)

	$42,104	$(47,107)	$(5,003)	$—	$(5,003)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

30

Statement of Assets and Liabilities  (unaudited)

as of April 30, 2023

Assets
Investments at value:
Unaffiliated investments (cost $25,499,159)	$22,657,154
Affiliated investments (cost $259,011)	259,011
Foreign currency, at value (cost $25,489)	25,708
Receivable for investments sold	244,805
Dividends and interest receivable	154,481
Unrealized appreciation on OTC swap agreements	36,255
Due from Manager	10,470
Unrealized appreciation on OTC forward foreign currency exchange contracts	5,707
Due from broker—variation margin futures	2,290
Due from broker—variation margin swaps	239
Premiums paid for OTC swap agreements	142
Prepaid expenses and other assets	888

Total Assets	23,397,150

Liabilities
Payable for investments purchased	382,221
Audit fee payable	51,403
Unrealized depreciation on OTC forward foreign currency exchange contracts	32,346
Unrealized depreciation on OTC swap agreements	14,761
Accrued expenses and other liabilities	2,877
Directors’ fees payable	791
Affiliated transfer agent fee payable	115
Distribution fee payable	49
Payable for Fund shares purchased	31
Dividends payable	15

Total Liabilities	484,609

Net Assets	$22,912,541

Net assets were comprised of:
Common stock, at par	$2,767
Paid-in capital in excess of par	27,379,386
Total distributable earnings (loss)	(4,469,612)

Net assets, April 30, 2023	$22,912,541

See Notes to Financial Statements.

PGIM ESG Total Return Bond Fund	31

Statement of Assets and Liabilities  (unaudited)

as of April 30, 2023

Class A
Net asset value and redemption price per share, ($144,714 ÷ 17,470 shares of common stock issued and outstanding)	$8.28
Maximum sales charge (3.25% of offering price)	0.28

Maximum offering price to public	$8.56

Class C
Net asset value, offering price and redemption price per share, ($23,553 ÷ 2,845 shares of common stock issued and outstanding)	$8.28

Class Z
Net asset value, offering price and redemption price per share, ($558,897 ÷ 67,493 shares of common stock issued and outstanding)	$8.28

Class R6
Net asset value, offering price and redemption price per share, ($22,185,377 ÷ 2,679,127 shares of common stock issued and outstanding)	$8.28

See Notes to Financial Statements.

32

Statement of Operations  (unaudited)

Six Months Ended April 30, 2023

Net Investment Income (Loss)
Income
Interest income (net of $269 foreign withholding tax)	$436,740
Unaffiliated dividend income	32,128
Affiliated dividend income	7,000

Total income	475,868

Expenses
Management fee	48,682
Distribution fee(a)	286
Audit fee	31,403
Registration fees(a)	27,882
Custodian and accounting fees	19,132
Professional fees	11,593
Shareholders’ reports	6,810
Directors’ fees	4,889
Commitment fees	1,493
Transfer agent’s fees and expenses (including affiliated expense of $426)(a)	684
Miscellaneous	7,838

Total expenses	160,692
Less: Fee waiver and/or expense reimbursement(a)	(116,918)

Net expenses	43,774

Net investment income (loss)	432,094

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	(126,462)
Futures transactions	(265,048)
Forward currency contract transactions	(123,710)
Swap agreement transactions	11,978
Foreign currency transactions	(18,712)

(521,954)

Net change in unrealized appreciation (depreciation) on:
Investments	1,514,032
Futures	191,121
Forward currency contracts	14,742
Swap agreements	(29,844)
Foreign currencies	6,776

1,696,827

Net gain (loss) on investment and foreign currency transactions	1,174,873

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,606,967

See Notes to Financial Statements.

PGIM ESG Total Return Bond Fund	33

Statement of Operations  (unaudited)

Six Months Ended April 30, 2023

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	172	114	—	—
Registration fees	7,510	7,365	6,706	6,301
Transfer agent’s fees and expenses	274	78	247	85
Fee waiver and/or expense reimbursement	(8,251)	(7,520)	(8,616)	(92,531)

See Notes to Financial Statements.

34

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended April 30, 2023	Year Ended October 31, 2022

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$432,094	$601,282
Net realized gain (loss) on investment and foreign currency transactions	(521,954)	(670,728)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	1,696,827	(4,488,172)

Net increase (decrease) in net assets resulting from operations	1,606,967	(4,557,618)

Dividends and Distributions
Distributions from distributable earnings
Class A	(4,620)	(6,427)
Class C	(680)	(336)
Class Z	(15,954)	(8,325)
Class R6	(758,510)	(726,075)

	(779,764)	(741,163)

Fund share transactions
Net proceeds from shares sold	190,605	1,654,472
Net asset value of shares issued in reinvestment of dividends and distributions	779,721	739,450
Cost of shares purchased	(12,953)	(1,052,009)

Net increase (decrease) in net assets from Fund share transactions	957,373	1,341,913

Total increase (decrease)	1,784,576	(3,956,868)

Net Assets:
Beginning of period	21,127,965	25,084,833

End of period	$22,912,541	$21,127,965

See Notes to Financial Statements.

PGIM ESG Total Return Bond Fund	35

Financial Highlights  (unaudited)

Class A Shares
	Six Months Ended April 30, 2023		Year Ended October 31, 2022	September 30, 2021(a) through October 31, 2021
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$7.97		$10.00	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.19	0.01
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.44		(1.97)	-	(c)
Total from investment operations	0.58		(1.78)	0.01
Less Dividends and Distributions:
Dividends from net investment income	(0.27)		(0.24)	(0.01)
Distributions from net realized gains	-		(0.01)	-
Total dividends and distributions	(0.27)		(0.25)	(0.01)
Net asset value, end of period	$8.28		$7.97	$10.00
Total Return(d):	7.41%		(18.02)%	0.14%

Ratios/Supplemental Data:
Net assets, end of period (000)	$145		$100	$14
Average net assets (000)	$138		$241	$11
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.76	%(f)	0.76%	0.76	%(g)
Expenses before waivers and/or expense reimbursement	12.79	%(f)	16.15%	197.84	%(g)
Net investment income (loss)	3.54	%(f)	2.20%	1.28	%(g)
Portfolio turnover rate(h)	109%		152%	77%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	Annualized, with the exception of certain non-recurring expenses.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

36

Class C Shares
	Six Months Ended April 30, 2023		Year Ended October 31, 2022	September 30, 2021(a) through October 31, 2021
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$7.97		$10.00	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.11		0.15	-	(c)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.44		(2.00)	0.01
Total from investment operations	0.55		(1.85)	0.01
Less Dividends and Distributions:
Dividends from net investment income	(0.24)		(0.17)	(0.01)
Distributions from net realized gains	-		(0.01)	-
Total dividends and distributions	(0.24)		(0.18)	(0.01)
Net asset value, end of period	$8.28		$7.97	$10.00
Total Return(d):	7.01%		(18.64)%	0.07%

Ratios/Supplemental Data:
Net assets, end of period (000)	$24		$22	$10
Average net assets (000)	$23		$15	$10
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.51	%(f)	1.51%	1.51	%(g)
Expenses before waivers and/or expense reimbursement	67.23	%(f)	231.24%	210.89	%(g)
Net investment income (loss)	2.79	%(f)	1.64%	0.55	%(g)
Portfolio turnover rate(h)	109%		152%	77%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	Annualized, with the exception of certain non-recurring expenses.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM ESG Total Return Bond Fund	37

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30, 2023		Year Ended October 31, 2022	September 30, 2021(a) through October 31, 2021
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$7.97		$10.00	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.16		0.23	0.01
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.44		(1.99)	0.01
Total from investment operations	0.60		(1.76)	0.02
Less Dividends and Distributions:
Dividends from net investment income	(0.29)		(0.26)	(0.02)
Distributions from net realized gains	-		(0.01)	-
Total dividends and distributions	(0.29)		(0.27)	(0.02)
Net asset value, end of period	$8.28		$7.97	$10.00
Total Return(c):	7.55%		(17.81)%	0.16%

Ratios/Supplemental Data:
Net assets, end of period (000)	$559		$385	$10
Average net assets (000)	$487		$266	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.49	%(e)	0.49%	0.49	%(f)
Expenses before waivers and/or expense reimbursement	4.06	%(e)	14.67%	205.91	%(f)
Net investment income (loss)	3.81	%(e)	2.62%	1.57	%(f)
Portfolio turnover rate(g)	109%		152%	77%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Annualized, with the exception of certain non-recurring expenses.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

38

Class R6 Shares
	Six Months Ended April 30, 2023		Year Ended October 31, 2022	September 30, 2021(a) through October 31, 2021
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$7.97		$10.00	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.16		0.23	0.02
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.44		(1.97)	-	(c)
Total from investment operations	0.60		(1.74)	0.02
Less Dividends and Distributions:
Dividends from net investment income	(0.29)		(0.28)	(0.02)
Distributions from net realized gains	-		(0.01)	-
Total dividends and distributions	(0.29)		(0.29)	(0.02)
Net asset value, end of period	$8.28		$7.97	$10.00
Total Return(d):	7.60%		(17.71)%	0.17%

Ratios/Supplemental Data:
Net assets, end of period (000)	$22,185		$20,621	$25,051
Average net assets (000)	$21,663		$23,001	$24,942
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.39	%(f)	0.39%	0.39	%(g)
Expenses before waivers and/or expense reimbursement	1.25	%(f)	1.56%	1.69	%(g)
Net investment income (loss)	3.91	%(f)	2.56%	1.67	%(g)
Portfolio turnover rate(h)	109%		152%	77%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	Annualized, with the exception of certain non-recurring expenses.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM ESG Total Return Bond Fund	39

Notes to Financial Statements  (unaudited)

1.  Organization

Prudential Investment Portfolios, Inc. 17 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate only to the PGIM ESG Total Return Bond Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek total return.

2.  Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated to PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the Valuation Designee pursuant to SEC Rule 2a-5(b) to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as valuation designee under SEC Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

40

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby

PGIM ESG Total Return Bond Fund	41

Notes to Financial Statements  (unaudited) (continued)

the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held

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at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in

PGIM ESG Total Return Bond Fund	43

Notes to Financial Statements  (unaudited) (continued)

the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a

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specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific

PGIM ESG Total Return Bond Fund	45

Notes to Financial Statements  (unaudited) (continued)

referenced asset, such as an equity, index or bond, and in return pays a defined amount. The Fund is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. The Fund entered into total return swaps to manage its exposure to a security or an index. The Fund’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Fund’s favor, from the point of entering into the contract.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Fund. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

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The RIC, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Delayed-Delivery Transactions: The Fund purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery

PGIM ESG Total Return Bond Fund	47

Notes to Financial Statements  (unaudited) (continued)

purchases are outstanding, the Fund will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Fund forfeits its eligibility to realize future gains (losses) with respect to the security.

Mortgage Dollar Rolls: The Fund entered into mortgage dollar rolls in which the Fund sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain on investment transactions. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls. The Fund is subject to the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Offering and Organization Costs: Offering costs paid in connection with the initial offering of shares of the Fund are being amortized on a straight-line basis over twelve months from the date of commencement of operations. Organization costs paid in connection with the organization of the Fund were expensed as incurred.

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Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Monthly

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.   Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services and supervises the subadviser’s performance of such services, and pursuant to which it renders administrative services.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its business unit PGIM Fixed Income, and PGIM Limited (collectively the “subadviser”). The Manager pays for the services of the subadviser.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended April 30, 2023, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements

0.44% of average daily net assets up to $1 billion;	0.44%

PGIM ESG Total Return Bond Fund	49

Notes to Financial Statements  (unaudited) (continued)

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements

0.42% of average daily net assets from $1 billion to $3 billion;

0.40% of average daily net assets from $3 billion to $5 billion;

0.39% of average daily net assets from $5 billion to $10 billion;

0.38% of average daily net assets from $10 billion to $50 billion;

0.37% of average daily net assets from $50 billion to $100 billion; and

0.36% of average daily net assets over $100 billion.

The Manager has contractually agreed, through February 29, 2024, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations

A	0.76%

C	1.51

Z	0.49

R6	0.39

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

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Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee

A	0.25%	0.25%

C	1.00	1.00

Z	N/A	N/A

R6	N/A	N/A

For the reporting period ended April 30, 2023, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$1,096	$—

C	—	—

PGIM Investments, PGIM, Inc., PGIM Limited and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.   Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a fund of the Prudential Government Money Market Fund, Inc., registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income”

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2023, no 17a-7 transactions were entered into by the Fund.

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Notes to Financial Statements  (unaudited) (continued)

5.   Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2023, were as follows:

Cost of Purchases	Proceeds from Sales

$22,920,402	$23,866,483

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended April 30, 2023, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund(1)(wj)

$—	$2,197,619	$1,938,608	$—	$—	$259,011	259,011	$7,000

(1)	The Fund did not have any capital gain distributions during the reporting period.
(wj)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund.

6.   Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of April 30, 2023 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation

$25,758,312	$209,007	$(3,003,958)	$(2,794,951)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of October 31, 2022 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized

$1,151,000	$—

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The Manager has analyzed the Fund’s tax positions and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the two fiscal years up to the most recent fiscal year ended October 31, 2022 are subject to such review.

7.   Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a CDSC of 1% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

The RIC is authorized to issue 55,500,000,000 shares of common stock, $0.001 par value per share, 1,500,000,000 of which are designated as shares of the Fund. The shares are currently classified and designated as follows:

Class	Number of Shares

A	200,000,000

C	300,000,000

Z	600,000,000

R6	400,000,000

As of April 30, 2023, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares

A	1,065	6.1%

C	1,052	37.0

Z	1,069	1.6

R6	2,679,127	100.0

PGIM ESG Total Return Bond Fund	53

Notes to Financial Statements  (unaudited) (continued)

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares

Affiliated	1	96.8%

Unaffiliated	—	—

Transactions in shares of common stock were as follows:

Share Class	Shares	Amount

Class A

Six months ended April 30, 2023:

Shares sold	5,970	$49,137

Shares issued in reinvestment of dividends and distributions	560	4,598

Shares purchased	(1,551)	(12,911)

Net increase (decrease) in shares outstanding	4,979	$40,824

Year ended October 31, 2022:

Shares sold	101,067	$930,498

Shares issued in reinvestment of dividends and distributions	541	4,720

Shares purchased	(90,520)	(772,914)

Net increase (decrease) in shares outstanding	11,088	$162,304

Class C

Six months ended April 30, 2023:

Shares issued in reinvestment of dividends and distributions	83	$680

Net increase (decrease) in shares outstanding	83	$680

Year ended October 31, 2022:

Shares sold	1,722	$15,000

Shares issued in reinvestment of dividends and distributions	39	336

Net increase (decrease) in shares outstanding	1,761	$15,336

Class Z

Six months ended April 30, 2023:

Shares sold	17,206	$141,468

Shares issued in reinvestment of dividends and distributions	1,939	15,933

Shares purchased	(5)	(42)

Net increase (decrease) in shares outstanding	19,140	$157,359

54

Share Class	Shares	Amount

Year ended October 31, 2022:

Shares sold	78,983	$708,502

Shares issued in reinvestment of dividends and distributions	970	8,319

Shares purchased	(32,602)	(279,078)

Net increase (decrease) in shares outstanding	47,351	$437,743

Class R6
Six months ended April 30, 2023:
Shares issued in reinvestment of dividends and distributions	92,340	$758,510

Net increase (decrease) in shares outstanding	92,340	$758,510

Year ended October 31, 2022:
Shares sold	2	$472
Shares issued in reinvestment of dividends and distributions	81,539	726,075
Shares purchased	(2)	(17)

Net increase (decrease) in shares outstanding	81,539	$726,530

8.   Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	9/30/2022 - 9/28/2023
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended April 30, 2023.

PGIM ESG Total Return Bond Fund	55

Notes to Financial Statements  (unaudited) (continued)

9.   Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Collateralized Loan Obligations (“CLOs”) Risk: CLOs are subject to credit, interest rate, valuation, and prepayment and extension risks. These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn. The market value of CLOs may be affected by, among other things, changes in the market value of the underlying assets held by the CLO, changes in the distributions on the underlying assets, defaults and recoveries on the underlying assets, capital gains and losses on the underlying assets, prepayments on underlying assets and the availability, prices and interest rate of underlying assets.

“Covenant-Lite” Risk: Some of the loans or debt obligations in which the Fund may invest or get exposure to may be “covenant-lite”, which means the loans or obligations contain fewer financial maintenance covenants than other loans or obligations (in some cases, none) and do not include terms which allow the lender to monitor the borrower’s performance and declare a default if certain criteria are breached. An investment by the Fund in a covenant-lite loan may potentially hinder the ability to reprice credit risk associated with the issuer and reduce the ability to restructure a problematic loan and mitigate potential loss. The Fund may also experience difficulty, expenses or delays in enforcing its rights on its holdings of covenant-lite loans or obligations. As a result of these risks, the Fund’s exposure to losses may be increased, which could result in an adverse impact on the Fund’s net income and NAV.

Credit Risk:This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

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Debt Obligations Risk: Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and

PGIM ESG Total Return Bond Fund	57

Notes to Financial Statements  (unaudited) (continued)

political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

ESG Methodology Risk: Because the subadviser utilizes screens and other exclusionary tools in its ESG methodology, this may result in the Fund forgoing opportunities to make certain investments when it might otherwise be advantageous to do so, or sell investments based on its ESG methodology criteria when it might be otherwise disadvantageous for it to do so. In evaluating an issuer, the subadviser is dependent upon information and data, including from third party data providers, that may be incomplete, inaccurate, or unavailable, or that may present conflicting information and data with respect to an issuer, which in each case could cause the subadviser to incorrectly assess an issuer’s business practices with respect to ESG. Issuers that are assigned a higher ESG Impact Rating by the subadviser may underperform similar issuers that have a lower ESG Impact Rating and/or may underperform the market as a whole. As a result, the Fund may underperform funds that do not screen or score companies based on ESG factors or funds that use a different ESG methodology. ESG Impact Ratings are inherently subjective and the subadviser’s assessment of an issuer, based on the issuer’s level of involvement in a particular industry or the issuer’s ESG Impact Ratings may differ from that of other funds or an investor. As a result, the Fund may invest in issuers that do not reflect the beliefs or values of any particular investor and may not be deemed to exhibit positive or favorable ESG characteristics if different metrics were used to evaluate them.

Floating Rate and Other Loans Risk: The Fund’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Fund to receive scheduled interest or principal payments on a loan because of a default, bankruptcy or any other reason would adversely affect the income of the Fund and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Fund may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Fund’s access to collateral, if any,

58

may be limited by bankruptcy laws. Due to the nature of the private syndication of senior loans, including, for example, lack of publicly-available information, some senior loans are not as easily purchased or sold as publicly-traded securities. In addition, loan participations generally are subject to restrictions on transfer, and only limited opportunities may exist to sell loan participations in secondary markets. As a result, it may be difficult for the Fund to value loans or sell loans at an acceptable price when it wants to sell them. Loans trade in an over-the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders regarding the Fund’s ability to pay redemption proceeds in a timely manner. In some instances, loans and loan participations are not rated by independent credit rating agencies; in such instances, a decision by the Fund to invest in a particular loan or loan participation could depend exclusively on the subadviser’s credit analysis of the borrower, or in the case of a loan participation, of the intermediary holding the portion of the loan that the Fund has purchased. To the extent the Fund invests in loans of non-U.S. issuers, the risks of investing in non-U.S. issuers are applicable. Loans may not be considered to be “securities” and as a result may not benefit from the protections of the federal securities laws, including anti-fraud protections and those with respect to the use of material non-public information, so that purchasers, such as the Fund, may not have the benefit of these protections. If the Fund is in possession of material non-public information about a borrower as a result of its investment in such borrower’s loan, the Fund may not be able to enter into a transaction with respect to a publicly-traded security of the borrower when it would otherwise be advantageous to do so.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

PGIM ESG Total Return Bond Fund	59

Notes to Financial Statements  (unaudited) (continued)

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

60

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had, and future public health epidemics may have, an impact on the Fund’s investments and net asset value and have led and may lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Future public health epidemics may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the

PGIM ESG Total Return Bond Fund	61

Notes to Financial Statements  (unaudited) (continued)

Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

New Fund Risk: The Fund recently commenced operations. As a new and relatively small fund, the Fund’s performance may not represent how the Fund is expected to or may perform in the long term if it becomes larger and after it has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, and may not employ a successful investment strategy, either of which could result in the Fund being liquidated at any time without shareholder approval and/or at a time that may not be favorable for all shareholders. Such a liquidation could result in transaction costs and have negative tax consequences for shareholders.

Portfolio Turnover Risk: The length of time the Fund has held a particular security is not generally a consideration in investment decisions. Under certain market conditions, the Fund’s turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s investment performance.

62

Reference Rate Risk: The Fund may be exposed to financial instruments that are tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value.

The United Kingdom’s Financial Conduct Authority announced a phase out of LIBOR such that after June 30, 2023, the overnight, 1-month, 3-month, 6-month and 12-month U.S. dollar LIBOR settings will cease to be published or will no longer be representative. All other LIBOR settings and certain other interbank offered rates, such as the Euro Overnight Index Average (“EONIA”), ceased to be published after December 31, 2021. On December 16, 2022, the Federal Reserve Board adopted regulations implementing the Adjustable Interest Rate Act by identifying benchmark rates based on the Secured Overnight Financing Rate that will replace LIBOR in different categories of financial contracts after June 30, 2023. These regulations apply only to contracts governed by U.S. law, among other limitations.

Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Parties to contracts, securities or other instruments using LIBOR may disagree on transition rates or the application of applicable transition regulation, potentially resulting in uncertainty of performance and the possibility of litigation. The Fund may have instruments linked to other interbank offered rates that may also cease to be published in the future.

U.S. Government and Agency Securities Risk: U.S. Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all U.S. Government securities are insured or guaranteed by the full faith and credit of the U.S. Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. Some agency securities carry no guarantee whatsoever and the risk of default associated with these securities would be borne by the Fund. The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. No assurance can be given that the U.S. Government would provide financial support to any such issuers if it is not obligated to do so by law. It is possible that these issuers will not have the funds to meet their payment obligations in the future. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

10. Recent Regulatory Developments

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments (the “Rule”). Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a

PGIM ESG Total Return Bond Fund	63

Notes to Financial Statements  (unaudited) (continued)

semiannual basis on Form N-CSR. The Rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the Rule and its impact to the Fund.

64

Liquidity Risk Management Program

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 7-9, 2023, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2022 through December 31, 2022 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

PGIM ESG Total Return Bond Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Chief Financial Officer • Claudia DiGiacomo, Chief Legal Officer • Drew Donohue, Chief Compliance Officer • Russ Shupak, Treasurer and Principal Accounting Officer • Kelly Florio, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer • Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISERS	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

	PGIM Limited	Grand Buildings, 1-3 Strand Trafalgar Square London, WC2N 5HR United Kingdom

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 534432 Pittsburgh, PA 15253

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS

Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM ESG Total Return Bond Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM ESG TOTAL RETURN BOND FUND

SHARE CLASS	A	C	Z	R6

NASDAQ	PAIWX	PAIYX	PAIZX	PAJBX

CUSIP	74440B785	74440B777	74440B769	74440B751

MF246E2

PGIM ESG SHORT DURATION MULTI-SECTOR

BOND FUND

SEMIANNUAL REPORT

APRIL 30, 2023

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2023 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2023 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM ESG Short Duration Multi-Sector Bond Fund informative and useful. The report covers performance for the six-month period ended April 30, 2023.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 11th-largest investment manager with more than $1.5 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM ESG Short Duration Multi-Sector Bond Fund

June 15, 2023

PGIM ESG Short Duration Multi-Sector Bond Fund    3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 4/30/23 (without sales charges) Six Months* (%)	Total Returns as of 4/30/23 (without sales charges) Since Inception* (%)

Class A	3.17	0.26 (05/25/2022)

Class C	2.78	-0.44 (05/25/2022)

Class Z	3.40	0.69 (05/25/2022)

Class R6	3.44	0.76 (05/25/2022)

Bloomberg US Government/Credit 1-3 Year Index

	2.89	0.53

*Not annualized

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

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	Class A	Class C	Class Z	Class R6

Maximum initial sales charge	2.25% of the public offering price	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $500,000 or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None

Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None

Benchmark Definition

Bloomberg US Government/Credit 1–3 Year Index—The Bloomberg US Government/Credit 1–3 Year Index is an unmanaged index considered representative of the performance of short-term US corporate bonds and US government bonds with maturities from one to three years.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM ESG Short Duration Multi-Sector Bond Fund    5

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 4/30/23 (%)

AAA	83.2

AA	3.0

A	2.8

BBB	5.3

BB	4.3

B	0.8

CCC	0.8

Not Rated	0.2

Cash/Cash Equivalents	-0.4

Total	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Distributions and Yields as of 4/30/23

	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)

Class A	0.17	4.62	-4.42

Class C	0.14	3.97	-103.46

Class Z	0.19	5.18	-29.95

Class R6	0.20	5.26	4.34

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2023. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM ESG Short Duration Multi-Sector Bond Fund    7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM ESG Short Duration Multi-Sector Bond Fund		Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,031.70	0.85%	$4.28
	Hypothetical	$1,000.00	$1,020.58	0.85%	$4.26
Class C	Actual	$1,000.00	$1,027.80	1.60%	$8.04
	Hypothetical	$1,000.00	$1,016.86	1.60%	$8.00
Class Z	Actual	$1,000.00	$1,034.00	0.39%	$1.97
	Hypothetical	$1,000.00	$1,022.86	0.39%	$1.96
Class R6	Actual	$1,000.00	$1,034.40	0.32%	$1.61
	Hypothetical	$1,000.00	$1,023.21	0.32%	$1.61

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2023, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2023 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 98.6%

ASSET-BACKED SECURITIES 20.9%

Collateralized Loan Obligations 20.7%
Apidos CLO Ltd. (Jersey),
Series 2023-44A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	7.057%(c)	04/26/35	250	$249,978
Atlas Static Senior Loan Fund Ltd. (Cayman Islands),
Series 2022-01A, Class A, 144A, 3 Month SOFR + 2.600% (Cap N/A, Floor 2.600%)	7.586(c)	07/15/30	229	229,522
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	6.370(c)	01/20/32	250	246,314
Ballyrock CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1R, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)	6.260(c)	10/20/31	250	246,575
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2015-05A, Class A1RR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)	6.330(c)	01/20/32	249	245,979
Carlyle US CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 0.000%)	6.270(c)	04/20/31	250	247,304
Crown City CLO (Cayman Islands),
Series 2022-04A, Class A1, 144A, 3 Month SOFR + 2.230% (Cap N/A, Floor 2.230%)	7.278(c)	10/20/33	250	250,803
Elmwood CLO Ltd. (Cayman Islands),
Series 2021-03A, Class A, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)	6.290(c)	10/20/34	250	246,569
Generate CLO Ltd. (Cayman Islands),
Series 4A, Class A1R, 144A, 3 Month LIBOR + 1.090% (Cap N/A, Floor 0.000%)	6.340(c)	04/20/32	250	247,709
Grosvenor Place CLO DAC (Ireland),
Series 2022-01A, Class A, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 2.000%)	4.338(c)	11/24/35	EUR 250	273,651
KKR CLO Ltd. (Cayman Islands),
Series 18, Class AR, 144A, 3 Month LIBOR + 0.940% (Cap N/A, Floor 0.940%)	6.202(c)	07/18/30	205	203,339
MidOcean Credit CLO (Cayman Islands),
Series 2017-07A, Class A1R, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 0.000%)	6.300(c)	07/15/29	187	184,881
Oaktree CLO Ltd. (Cayman Islands),
Series 2022-02A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	6.986(c)	07/15/33	250	250,106

See Notes to Financial Statements.

PGIM ESG Short Duration Multi-Sector Bond Fund    9

Schedule of Investments (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
OFSI BSL Ltd. (Cayman Islands),
Series 2022-11A, Class A1, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)	7.082%(c)	07/18/31	250	$250,013
Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-02A, Class A1R2, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	6.350(c)	07/20/30	211	208,875
Palmer Square European CLO DAC (Ireland),
Series 2022-02A, Class A1, 144A, 3 Month EURIBOR + 2.200% (Cap N/A, Floor 2.200%)	4.642(c)	01/15/36	EUR 250	275,932
PPM CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%) 6.410(c)		07/15/31	250	247,123
Race Point CLO Ltd. (Cayman Islands),
Series 2013-08A, Class AR2, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)	5.955(c)	02/20/30	224	221,415
Regatta Funding Ltd. (Cayman Islands),
Series 2021-04A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%) 6.400(c)		01/20/35	250	245,108
Rockford Tower CLO Ltd.,
Series 2022-02A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%) 7.048(c)		07/20/33	250	250,304
Sound Point CLO Ltd. (Cayman Islands),
Series 2016-03A, Class AR2, 144A, 3 Month LIBOR + 0.990% (Cap N/A, Floor 0.990%)	6.263(c)	01/23/29	28	27,474
TSTAT Ltd.,
Series 2022-01A, Class A1, 144A, 3 Month SOFR + 2.300% (Cap N/A, Floor 2.300%) 7.348(c)		07/20/31	235	235,479
Wellfleet CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%) 6.360(c)		07/17/31	250	246,722

				5,331,175

Consumer Loans 0.2%
Oportun Issuance Trust,
Series 2022-02, Class A, 144A	5.940	10/09/29	49	48,667

TOTAL ASSET-BACKED SECURITIES
(cost $5,310,783)				5,379,842

COMMERCIAL MORTGAGE-BACKED SECURITIES 7.1%
BANK,
Series 2022-BNK44, Class A5	5.938(cc)	11/15/55	230	244,492

See Notes to Financial Statements.

10

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
CCUBS Commercial Mortgage Trust,
Series 2017-C01, Class A3	3.283%(cc)	11/15/50	250	$231,116
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class F, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	7.598(c)	05/15/36	100	97,260
CSAIL Commercial Mortgage Trust,
Series 2019-C17, Class A4	2.763	09/15/52	250	216,509
DBGS Mortgage Trust,
Series 2018-BIOD, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	6.948(c)	05/15/35	228	218,103
FHLMC Multifamily Structured Pass-Through Certificates,
Series K057, Class X1, IO	1.301(cc)	07/25/26	6,186	181,556
Series K104, Class X1, IO	1.246(cc)	01/25/30	4,915	291,598
GS Mortgage Securities Trust,
Series 2019-GSA01, Class A3	2.794	11/10/52	195	171,201
Wells Fargo Commercial Mortgage Trust,
Series 2021-C59, Class A4	2.343	04/15/54	200	165,675

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(cost $1,849,191)				1,817,510

CORPORATE BONDS 13.8%

Auto Manufacturers 0.5%
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes	2.400	04/10/28	135	117,867
Sr. Unsec’d. Notes, SOFR + 1.200%	5.933(c)	11/17/23	21	20,938

				138,805

Banks 5.6%
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN	2.496(ff)	02/13/31	300	253,726
Citigroup, Inc.,
Sr. Unsec’d. Notes	2.666(ff)	01/29/31	175	150,212
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	2.383(ff)	07/21/32	150	122,518
HDFC Bank Ltd. (India),
Jr. Sub. Notes	3.700(ff)	08/25/26(oo)	200	171,553
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes	2.522(ff)	04/22/31	375	321,709

See Notes to Financial Statements.

PGIM ESG Short Duration Multi-Sector Bond Fund    11

Schedule of Investments (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Mizrahi Tefahot Bank Ltd. (Israel),
Sub. Notes, 144A	3.077%(ff)	04/07/31	200	$170,162
Morgan Stanley,
Sr. Unsec’d. Notes, MTN	1.794(ff)	02/13/32	325	256,429

				1,446,309

Biotechnology 0.2%
Amgen, Inc.,
Sr. Unsec’d. Notes	5.600	03/02/43	40	41,176

Chemicals 0.2%
Diamond BC BV,
Gtd. Notes, 144A	4.625	10/01/29	50	49,125

Commercial Services 0.5%
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	07/15/26	50	48,188
ERAC USA Finance LLC,
Gtd. Notes, 144A	4.600	05/01/28	80	79,805

				127,993

Computers 0.7%
CA Magnum Holdings (India),
Sr. Sec’d. Notes	5.375	10/31/26	200	175,350

Distribution/Wholesale 0.3%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A	3.875	12/15/28	100	86,394

Electric 0.8%
Commonwealth Edison Co.,
First Mortgage	2.200	03/01/30	40	34,580
Connecticut Light & Power Co. (The),
First Mortgage, Series A	2.050	07/01/31	35	29,365

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
Light Servicos de Eletricidade SA/Light Energia SA (Brazil),
Gtd. Notes	4.375%	06/18/26	200	$70,000
Puget Energy, Inc.,
Sr. Sec’d. Notes	2.379	06/15/28	50	44,446
Southern California Edison Co.,
First Mortgage	2.850	08/01/29	25	22,680

				201,071

Entertainment 0.6%
Warnermedia Holdings, Inc.,
Gtd. Notes, 144A	3.755	03/15/27	175	165,020

Foods 0.1%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s
LP/Albertson’s LLC,
Gtd. Notes, 144A	6.500	02/15/28	25	25,407

Healthcare-Services 0.2%
Nationwide Children’s Hospital, Inc.,
Unsec’d. Notes	4.556	11/01/52	60	56,588

Media 1.5%
Charter Communications Operating LLC/Charter
Communications Operating Capital,
Sr. Sec’d. Notes	4.908	07/23/25	125	123,757
CSC Holdings LLC,
Sr. Unsec’d. Notes	5.250	06/01/24	125	121,907
DISH Network Corp.,
Sr. Sec’d. Notes, 144A	11.750	11/15/27	50	47,281
Gray Television, Inc.,
Gtd. Notes, 144A	5.875	07/15/26	25	21,247
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	5.125	02/15/25	75	73,858

				388,050

See Notes to Financial Statements.

PGIM ESG Short Duration Multi-Sector Bond Fund    13

Schedule of Investments (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas 1.0%
Aker BP ASA (Norway),
Gtd. Notes, 144A	3.100%	07/15/31	300	$254,670

Pipelines 0.4%
Targa Resources Corp.,
Gtd. Notes	4.200	02/01/33	125	113,608

Real Estate 0.1%
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A	5.750	12/01/25	25	24,567

Real Estate Investment Trusts (REITs) 0.5%
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	5.250	08/01/26	25	22,235
Welltower OP LLC,
Gtd. Notes	2.700	02/15/27	100	91,662

				113,897

Telecommunications 0.1%
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A	3.400	03/01/27	25	19,551

Transportation 0.4%
XPO Escrow Sub LLC,
Gtd. Notes, 144A	7.500	11/15/27	100	102,923

Water 0.1%
American Water Capital Corp.,
Sr. Unsec’d. Notes	3.750	09/01/28	25	24,245

TOTAL CORPORATE BONDS
(cost $3,797,967)				3,554,749

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BOND 0.4%

California
Santa Clara Valley Transportation Authority,
Revenue Bonds, BABs
(cost $91,213)	5.876%	04/01/32	85	$89,757

RESIDENTIAL MORTGAGE-BACKED SECURITY 0.7%
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-DNA01, Class B1, 144A, 30 Day
Average SOFR + 2.650% (Cap N/A, Floor 0.000%)
(cost $180,871)	7.465(c)	01/25/51	200	190,756

SOVEREIGN BOND 0.4%
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A
(cost $101,276)	5.250	11/25/27	100	98,675

U.S. TREASURY OBLIGATIONS 55.3%
U.S. Treasury Notes(k)	2.500	04/30/24	11,515	11,253,214
U.S. Treasury Notes	2.625	05/31/27	420	404,578
U.S. Treasury Notes	2.750	08/15/32	20	18,928
U.S. Treasury Notes	4.250	12/31/24	2,550	2,548,904

TOTAL U.S. TREASURY OBLIGATIONS
(cost $14,475,611)				14,225,624

TOTAL LONG-TERM INVESTMENTS
(cost $25,806,912)				25,356,913

			Shares

SHORT-TERM INVESTMENT 1.0%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund
(cost $264,396)(wj)			264,396	264,396

TOTAL INVESTMENTS 99.6%
(cost $26,071,308)				25,621,309
Other assets in excess of liabilities(z) 0.4%				90,394

NET ASSETS 100.0%				$25,711,703

See Notes to Financial Statements.

PGIM ESG Short Duration Multi-Sector Bond Fund    15

Schedule of Investments (unaudited) (continued)

as of April 30, 2023

Below is a list of the abbreviation(s) used in the semiannual report:

EUR—Euro
USD—US Dollar
144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
BABs—Build America Bonds
BARC—Barclays Bank PLC
BNP—BNP Paribas S.A.
BOA—Bank of America, N.A.
CA—Credit Agricole Securities Inc.
CDX—Credit Derivative Index
CGM—Citigroup Global Markets, Inc.
CLO—Collateralized Loan Obligation
DAC—Designated Activity Company
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
IO—Interest Only (Principal amount represents notional)
JPS—J.P. Morgan Securities LLC
LIBOR—London Interbank Offered Rate
MTN—Medium Term Note
OTC—Over-the-counter
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
TD—The Toronto-Dominion Bank

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2023.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(wj)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

See Notes to Financial Statements.

16

Futures contracts outstanding at April 30, 2023:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
24	2 Year U.S. Treasury Notes	Jun. 2023	$4,947,937	$42,798
16	5 Year U.S. Treasury Notes	Jun. 2023	1,755,875	(1,061)

				41,737

Short Positions:
4	10 Year U.S. Treasury Notes	Jun. 2023	460,813	(15,313)
14	10 Year U.S. Ultra Treasury Notes	Jun. 2023	1,700,344	(64,769)

				(80,082)

				$(38,345)

Purchase Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 05/02/23	BOA	EUR 493	$542,574	$543,401	$827	$—

Sale Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 05/02/23	TD	EUR 493	$532,288	$543,401	$—	$(11,113)
Expiring 06/02/23	BOA	EUR 493	543,519	544,433	—	(914)

			$1,075,807	$1,087,834	—	(12,027)

					$827	$(12,027)

Credit default swap agreements outstanding at April 30, 2023:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
U.S. Treasury Notes	12/20/27	0.250%(Q)	EUR 15	$348	$82	$266	BARC
U.S. Treasury Notes	12/20/32	0.250%(Q)	EUR 10	293	121	172	BNP

				$641	$203	$438

See Notes to Financial Statements.

PGIM ESG Short Duration Multi-Sector Bond Fund    17

Schedule of Investments (unaudited) (continued)

as of April 30, 2023

Credit default swap agreements outstanding at April 30, 2023: (continued)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
International Bank for Reconstruction & Development	06/20/23	0.250%(Q)	180	0.126%	$85	$25	$60	BOA

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2023(4)	Value at Trade Date	Value at April 30, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.40.V1	06/20/28	5.000%(Q)	1,870	4.648%	$(4,592)	$37,397	$41,989

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied

See Notes to Financial Statements.

18

credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at April 30, 2023:

Notional Amount (000)#	Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at April 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
848	03/08/25	4.946	%(A)	1 Day SOFR(2)(A)/4.810%	$—	$11,981	$11,981
1,060	03/09/25	5.110	%(A)	1 Day SOFR(2)(A)/ 4.810%	—	18,306	18,306
1,917	03/10/25	5.088	%(A)	1 Day SOFR(2)(A)/ 4.810%	—	32,278	32,278

					$—	$62,565	$62,565

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$228	$—	$498	$—

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

CGM	$—	$352,793
JPS	—	293,180

Total	$—	$645,973

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM ESG Short Duration Multi-Sector Bond Fund    19

Schedule of Investments (unaudited) (continued)

as of April 30, 2023

The following is a summary of the inputs used as of April 30, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Collateralized Loan Obligations	$—	$5,331,175	$—
Consumer Loans	—	48,667	—
Commercial Mortgage-Backed Securities	—	1,817,510	—
Corporate Bonds	—	3,554,749	—
Municipal Bond	—	89,757	—
Residential Mortgage-Backed Security	—	190,756	—
Sovereign Bond	—	98,675	—
U.S. Treasury Obligations	—	14,225,624	—
Short-Term Investment
Affiliated Mutual Fund	264,396	—	—

Total	$264,396	$25,356,913	$—

Other Financial Instruments*
Assets
Futures Contracts	$42,798	$—	$—
OTC Forward Foreign Currency Exchange Contract	—	827	—
Centrally Cleared Credit Default Swap Agreement	—	41,989	—
OTC Credit Default Swap Agreements	—	726	—
Centrally Cleared Interest Rate Swap Agreements	—	62,565	—

Total	$42,798	$106,107	$—

Liabilities
Futures Contracts	$(81,143)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(12,027)	—

Total	$(81,143)	$(12,027)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2023 were as follows:

U.S. Treasury Obligations	55.3%
Collateralized Loan Obligations	20.7
Commercial Mortgage-Backed Securities	7.1
Banks	5.6
Media	1.5
Affiliated Mutual Fund	1.0

Oil & Gas	1.0%
Electric	0.8
Residential Mortgage-Backed Security	0.7
Computers	0.7
Entertainment	0.6
Auto Manufacturers	0.5

See Notes to Financial Statements.

20

Industry Classification (continued):

Commercial Services	0.5%
Real Estate Investment Trusts (REITs)	0.5
Pipelines	0.4
Transportation	0.4
Sovereign Bond	0.4
Municipal Bond	0.4
Distribution/Wholesale	0.3
Healthcare-Services	0.2
Chemicals	0.2
Consumer Loans	0.2

Biotechnology	0.2%
Foods	0.1
Real Estate	0.1
Water	0.1
Telecommunications	0.1

99.6
Other assets in excess of liabilities	0.4

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2023 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$ 41,989	*	—	$ —
Credit contracts	Premiums paid for OTC swap agreements	228		—	—
Credit contracts	Unrealized appreciation on OTC swap agreements	498		—	—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	827		Unrealized depreciation on OTC forward foreign currency exchange contracts	12,027
Interest rate contracts	Due from/to broker-variation margin futures	42,798	*	Due from/to broker-variation margin futures	81,143	*
Interest rate contracts	Due from/to broker-variation margin swaps	62,565	*	—	—

		$148,905			$93,170

See Notes to Financial Statements.

PGIM ESG Short Duration Multi-Sector Bond Fund    21

Schedule of Investments (unaudited) (continued)

as of April 30, 2023

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2023 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$48,354
Foreign exchange contracts	—	(18,020)	—
Interest rate contracts	(103,443)	—	—

Total	$(103,443)	$(18,020)	$48,354

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$31,914
Foreign exchange contracts	—	(11,200)	—
Interest rate contracts	(32,146)	—	62,565

Total	$(32,146)	$(11,200)	$94,479

For the six months ended April 30, 2023, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$9,246,604
Futures Contracts - Short Positions (1)	2,759,828
Forward Foreign Currency Exchange Contracts - Purchased (2)	360,037
Forward Foreign Currency Exchange Contracts - Sold (2)	712,650
Interest Rate Swap Agreements (1)	1,275,000
Credit Default Swap Agreements - Buy Protection (1)	9,182
Credit Default Swap Agreements - Sell Protection (1)	2,255,333

*	Average volume is based on average quarter end balances as noted for the six months ended April 30, 2023.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives where the legal right to set-off exists is

See Notes to Financial Statements.

22

presented in the summary below.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC	$348	$—	$348	$—	$348
BNP	293	—	293	—	293
BOA	912	(914)	(2)	—	(2)
TD	—	(11,113)	(11,113)	—	(11,113)

	$1,553	$(12,027)	$(10,474)	$—	$(10,474)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM ESG Short Duration Multi-Sector Bond Fund    23

Statement of Assets and Liabilities (unaudited)

as of April 30, 2023

Assets

Investments at value:
Unaffiliated investments (cost $25,806,912)	$25,356,913
Affiliated investments (cost $264,396)	264,396
Dividends and interest receivable	263,306
Due from Manager	20,785
Due from broker—variation margin swaps	7,325
Unrealized appreciation on OTC forward foreign currency exchange contracts	827
Unrealized appreciation on OTC swap agreements	498
Premiums paid for OTC swap agreements	228
Prepaid expenses and other assets	32,297

Total Assets	25,946,575

Liabilities

Payable for investments purchased	167,925
Audit fee payable	31,563
Custodian and accounting fees payable	15,848
Unrealized depreciation on OTC forward foreign currency exchange contracts	12,027
Due to broker—variation margin futures	5,687
Directors’ fees payable	819
Accrued expenses and other liabilities	514
Payable for Fund shares purchased	308
Distribution fee payable	101
Affiliated transfer agent fee payable	72
Dividends payable	8

Total Liabilities	234,872

Net Assets	$25,711,703

Net assets were comprised of:

Common stock, at par	$2,642
Paid-in capital in excess of par	26,380,082
Total distributable earnings (loss)	(671,021)

Net assets, April 30, 2023	$25,711,703

See Notes to Financial Statements.

24

Class A

Net asset value and redemption price per share,
($393,025 ÷ 40,389 shares of common stock issued and outstanding)	$9.73
Maximum sales charge (2.25% of offering price)	0.22

Maximum offering price to public	$9.95

Class C

Net asset value, offering price and redemption price per share,
($24,087 ÷ 2,476 shares of common stock issued and outstanding)	$9.73

Class Z

Net asset value, offering price and redemption price per share,
($92,827 ÷ 9,539 shares of common stock issued and outstanding)	$9.73

Class R6

Net asset value, offering price and redemption price per share,
($25,201,764 ÷ 2,589,991 shares of common stock issued and outstanding)	$9.73

See Notes to Financial Statements.

PGIM ESG Short Duration Multi-Sector Bond Fund    25

Statement of Operations (unaudited)

Six Months Ended April 30, 2023

Net Investment Income (Loss)
Income
Interest income	$488,156
Unaffiliated dividend income	7,503
Affiliated dividend income	2,685

Total income	498,344

Expenses
Management fee	40,005
Distribution fee(a)	512
Registration fees(a)	59,479
Audit fee	31,563
Custodian and accounting fees	19,512
Offering fees	12,699
Professional fees	11,449
Fund data services	10,848
Shareholders’ reports	6,105
Directors’ fees	4,921
Transfer agent’s fees and expenses (including affiliated expense of $280)(a)	522
SEC registration fees	385
Miscellaneous	1,966

Total expenses	199,966
Less: Fee waiver and/or expense reimbursement(a)	(158,966)

Net expenses	41,000

Net investment income (loss)	457,344

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	(97,726)
Futures transactions	(103,443)
Forward currency contract transactions	(18,020)
Swap agreement transactions	48,354
Foreign currency transactions	(12,321)

(183,156)

Net change in unrealized appreciation (depreciation) on:
Investments	527,228
Futures	(32,146)
Forward currency contracts	(11,200)
Swap agreements	94,479
Foreign currencies	(1,370)

576,991

Net gain (loss) on investment and foreign currency transactions	393,835

Net Increase (Decrease) In Net Assets Resulting From Operations	$851,179

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	393	119	—	—
Registration fees	16,896	16,895	16,895	8,793
Transfer agent’s fees and expenses	302	75	83	62
Fee waiver and/or expense reimbursement	(18,008)	(17,033)	(17,097)	(106,828)

See Notes to Financial Statements.

26

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2023	May 25, 2022* through October 31, 2022

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$457,344	$303,084
Net realized gain (loss) on investment and foreign currency transactions	(183,156)	17,916
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	576,991	(971,208)

Net increase (decrease) in net assets resulting from operations	851,179	(650,208)

Dividends and Distributions
Distributions from distributable earnings
Class A	(5,665)	(888)
Class C	(335)	(260)
Class Z	(681)	(142)
Class R6	(506,799)	(358,261)

	(513,480)	(359,551)

Tax return of capital distributions
Class A	—	(3)
Class C	—	(1)
Class Z	—	— **
Class R6	—	(1,000)

	—	(1,004)

Fund share transactions
Net proceeds from shares sold	197,205	25,380,369
Net asset value of shares issued in reinvestment of dividends and distributions	513,467	360,555
Cost of shares purchased	(16,784)	(50,045)

Net increase (decrease) in net assets from Fund share transactions	693,888	25,690,879

Total increase (decrease)	1,031,587	24,680,116

Net Assets:
Beginning of period	24,680,116	—

End of period	$25,711,703	$24,680,116

*	Commencement of operations.
**	Less than $1.

See Notes to Financial Statements.

PGIM ESG Short Duration Multi-Sector Bond Fund    27

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30, 2023		May 25, 2022(a) through October 31, 2022
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.60		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.15		0.13
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.15		(0.41)
Total from investment operations	0.30		(0.28)
Less Dividends and Distributions:
Dividends from net investment income	(0.17)		(0.12)
Tax return of capital distributions	-		(-	)(c)
Total dividends and distributions	(0.17)		(0.12)
Net asset value, end of period	$9.73		$9.60
Total Return(d):	3.17%		(2.82)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$393		$284
Average net assets (000)	$317		$57
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.85	%(f)	0.85	%(f)
Expenses before waivers and/or expense reimbursement	12.25	%(f)	48.86	%(f)
Net investment income (loss)	3.15	%(f)	3.09	%(f)
Portfolio turnover rate(g)	14%		23%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized, with the exception of certain non-recurring expenses.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

28

Class C Shares
	Six Months Ended April 30, 2023		May 25, 2022(a) through October 31, 2022
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.60		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.11	(c)	0.09
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.16	(d)	(0.40)
Total from investment operations	0.27		(0.31)
Less Dividends and Distributions:
Dividends from net investment income	(0.14)		(0.09)
Tax return of capital distributions	-		(-	)(e)
Total dividends and distributions	(0.14)		(0.09)
Net asset value, end of period	$9.73		$9.60
Total Return(f):	2.78%		(3.13)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$24		$23
Average net assets (000)	$24		$24
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	1.60	%(h)	1.60	%(h)
Expenses before waivers and/or expense reimbursement	145.70	%(h)	115.44	%(h)
Net investment income (loss)	2.38	%(h)	2.02	%(h)
Portfolio turnover rate(i)	14%		23%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(d)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(e)	Amount rounds to zero.
(f)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(g)	Does not include expenses of the underlying funds in which the Fund invests.
(h)	Annualized, with the exception of certain non-recurring expenses.
(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM ESG Short Duration Multi-Sector Bond Fund    29

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30, 2023		May 25, 2022(a) through October 31, 2022
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.60		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.19		0.12
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.13		(0.38)
Total from investment operations	0.32		(0.26)
Less Dividends and Distributions:
Dividends from net investment income	(0.19)		(0.14)
Tax return of capital distributions	-		(-	)(c)
Total dividends and distributions	(0.19)		(0.14)
Net asset value, end of period	$9.73		$9.60
Total Return(d):	3.40%		(2.62)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$93		$10
Average net assets (000)	$32		$10
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.39	%(f)	0.39	%(f)
Expenses before waivers and/or expense reimbursement	106.92	%(f)	270.85	%(f)
Net investment income (loss)	3.80	%(f)	2.72	%(f)
Portfolio turnover rate(g)	14%		23%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized, with the exception of certain non-recurring expenses.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

30

Class R6 Shares
	Six Months Ended April 30, 2023		May 25, 2022(a) through October 31, 2022
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.60		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.18		0.12
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.15		(0.38)
Total from investment operations	0.33		(0.26)
Less Dividends and Distributions:
Dividends from net investment income	(0.20)		(0.14)
Tax return of capital distributions	-		(-	)(c)
Total dividends and distributions	(0.20)		(0.14)
Net asset value, end of period	$9.73		$9.60
Total Return(d):	3.44%		(2.59)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$25,202		$24,362
Average net assets (000)	$24,837		$24,653
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.32	%(f)	0.32	%(f)
Expenses before waivers and/or expense reimbursement	1.14	%(f)	1.32	%(f)
Net investment income (loss)	3.67	%(f)	2.79	%(f)
Portfolio turnover rate(g)	14%		23%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized, with the exception of certain non-recurring expenses.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM ESG Short Duration Multi-Sector Bond Fund    31

Notes to Financial Statements (unaudited)

1.	Organization

Prudential Investment Portfolios, Inc. 17 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate only to the PGIM ESG Short Duration Multi-Sector Bond Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is total return.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated to PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the Valuation Designee pursuant to SEC Rule 2a-5(b) to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as valuation designee under SEC Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

32

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby

PGIM ESG Short Duration Multi-Sector Bond Fund    33

Notes to Financial Statements (unaudited) (continued)

the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held

34

at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

PGIM ESG Short Duration Multi-Sector Bond Fund    35

Notes to Financial Statements (unaudited) (continued)

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

36

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Fund. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations,

PGIM ESG Short Duration Multi-Sector Bond Fund    37

Notes to Financial Statements (unaudited) (continued)

collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The RIC, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may

38

occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Offering and Organization Costs: Offering costs paid in connection with the initial offering of shares of the Fund are being amortized on a straight-line basis over twelve months from the date of commencement of operations. Organization costs paid in connection with the organization of the Fund were expensed as incurred.

PGIM ESG Short Duration Multi-Sector Bond Fund    39

Notes to Financial Statements (unaudited) (continued)

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Monthly

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services and supervises the subadviser’s performance of such services, and pursuant to which it renders administrative services.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Fixed Income unit, and PGIM Limited (collectively, the subadviser). The Manager pays for the services of the subadviser.

40

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended April 30, 2023, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements

0.32% of average daily net assets up to $5 billion;	0.32%

0.31% of average daily net assets over $5 billion.

The Manager has contractually agreed, through February 29, 2024, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for the fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations

A	0.85%

C	1.60

Z	0.39

R6	0.32

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee

A	0.25%	0.25%

PGIM ESG Short Duration Multi-Sector Bond Fund    41

Notes to Financial Statements (unaudited) (continued)

Class	Gross Distribution Fee	Net Distribution Fee

C	1.00%	1.00%

Z	N/A	N/A

R6	N/A	N/A

For the reporting period ended April 30, 2023, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC

A	$ 6	$—

C	—	—

PGIM Investments, PGIM, Inc., PGIM Limited and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of     Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a fund of the Prudential Government Money Market Fund, Inc., registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income”

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2023, no 17a-7 transactions were entered into by the Fund.

42

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2023, were as follows:

Cost of Purchases	Proceeds from Sales

$1,896,442	$1,175,488

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended April 30, 2023, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund(1)(wj)
$—	$985,180	$720,784	$—	$—	$264,396	264,396	$2,685

(1)	The Fund did not have any capital gain distributions during the reporting period.
(wj)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of April 30, 2023 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation

$26,071,261	$264,238	$(658,455)	$(394,217)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of October 31, 2022 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized

$28,000	$—

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period.

PGIM ESG Short Duration Multi-Sector Bond Fund    43

Notes to Financial Statements (unaudited) (continued)

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 2.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a CDSC of 1% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

The RIC is authorized to issue 55,500,000,000 shares of common stock, $0.001 par value per share, 3,500,000,000 of which are designated as shares of the Fund. The shares are currently classified and designated as follows:

Class	Number of Shares

A	300,000,000

C	200,000,000

Z	1,500,000,000

R6	1,500,000,000

As of April 30, 2023, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares

A	1,030	2.6%

C	1,023	41.3

Z	1,035	10.9

R6	2,589,991	100.0

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares

Affiliated	1	98.0%

Unaffiliated	—	—

44

Transactions in shares of common stock were as follows:

Share Class	Shares	Amount

Class A

Six months ended April 30, 2023:

Shares sold	11,846	$115,136

Shares issued in reinvestment of dividends and distributions	582	5,652

Shares purchased	(1,676)	(16,326)

Net increase (decrease) in shares outstanding	10,752	$104,462

Period ended October 31, 2022*:

Shares sold	29,620	$286,676

Shares issued in reinvestment of dividends and distributions	93	891

Shares purchased	(76)	(726)

Net increase (decrease) in shares outstanding	29,637	$286,841

Class C

Six months ended April 30, 2023:

Shares issued in reinvestment of dividends and distributions	34	$335

Net increase (decrease) in shares outstanding	34	$335

Period ended October 31, 2022*:

Shares sold	7,552	$73,343

Shares issued in reinvestment of dividends and distributions	27	261

Shares purchased	(5,137)	(49,319)

Net increase (decrease) in shares outstanding	2,442	$24,285

Class Z

Six months ended April 30, 2023:

Shares sold	8,451	$82,069

Shares issued in reinvestment of dividends and distributions	70	681

Shares purchased	(47)	(458)

Net increase (decrease) in shares outstanding	8,474	$82,292

Period ended October 31, 2022*:

Shares sold	1,050	$10,489

Shares issued in reinvestment of dividends and distributions	15	142

Net increase (decrease) in shares outstanding	1,065	$10,631

Class R6

Six months ended April 30, 2023:

Shares issued in reinvestment of dividends and distributions	52,167	$506,799

Net increase (decrease) in shares outstanding	52,167	$506,799

PGIM ESG Short Duration Multi-Sector Bond Fund    45

Notes to Financial Statements (unaudited) (continued)

Share Class	Shares	Amount

Period ended October 31, 2022*:

Shares sold	2,501,000	$25,009,861

Shares issued in reinvestment of dividends and distributions	36,824	359,261

Net increase (decrease) in shares outstanding	2,537,824	$25,369,122

*	Commencement of operations was May 25, 2022.

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA

Term of Commitment	9/30/2022 - 9/28/2023

Total Commitment	$ 1,200,000,000

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%

Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended April 30, 2023.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

46

“Covenant-Lite” Risk: Some of the loans or debt obligations in which the Fund may invest or get exposure to may be “covenant-lite”, which means the loans or obligations contain fewer financial maintenance covenants than other loans or obligations (in some cases, none) and do not include terms which allow the lender to monitor the borrower’s performance and declare a default if certain criteria are breached. An investment by the Fund in a covenant-lite loan may potentially hinder the ability to reprice credit risk associated with the issuer and reduce the ability to restructure a problematic loan and mitigate potential loss. The Fund may also experience difficulty, expenses or delays in enforcing its rights on its holdings of covenant-lite loans or obligations. As a result of these risks, the Fund’s exposure to losses may be increased, which could result in an adverse impact on the Fund’s net income and NAV.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Debt Obligations Risk: Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

PGIM ESG Short Duration Multi-Sector Bond Fund    47

Notes to Financial Statements (unaudited) (continued)

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

ESG Methodology Risk: Because the subadviser utilizes screens and other exclusionary tools in its ESG methodology, this may result in the Fund forgoing opportunities to make certain investments when it might otherwise be advantageous to do so, or sell investments based on its ESG methodology criteria when it might be otherwise disadvantageous for it to do so. In evaluating an issuer, the subadviser is dependent upon information and data, including from third party data providers, that may be incomplete, inaccurate, or unavailable, or that may present conflicting information and data with respect to an issuer, which in each case could cause the subadviser to incorrectly assess an issuer’s business practices with respect to ESG. Issuers that are assigned a higher ESG Impact Rating by the subadviser may underperform similar issuers that have a lower ESG Impact Rating and/or may underperform the market as a whole. As a result, the Fund may underperform funds that do not screen or score companies based on ESG factors or funds that use a different ESG methodology. ESG Impact Ratings are inherently subjective and the subadviser’s assessment of an issuer, based on the issuer’s level of involvement in a particular industry or the issuer’s ESG Impact Ratings may differ from that of other funds or an investor. As a result, the Fund may invest in issuers that do not reflect the beliefs or values of any

48

particular investor and may not be deemed to exhibit positive or favorable ESG characteristics if different metrics were used to evaluate them.

Floating Rate and Other Loans Risk: The Fund’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Fund to receive scheduled interest or principal payments on a loan because of a default, bankruptcy or any other reason would adversely affect the income of the Fund and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Fund may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Fund’s access to collateral, if any, may be limited by bankruptcy laws. Due to the nature of the private syndication of senior loans, including, for example, lack of publicly-available information, some senior loans are not as easily purchased or sold as publicly-traded securities. In addition, loan participations generally are subject to restrictions on transfer, and only limited opportunities may exist to sell loan participations in secondary markets. As a result, it may be difficult for the Fund to value loans or sell loans at an acceptable price when it wants to sell them. Loans trade in an over- the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders regarding the Fund’s ability to pay redemption proceeds in a timely manner. In some instances, loans and loan participations are not rated by independent credit rating agencies; in such instances, a decision by the Fund to invest in a particular loan or loan participation could depend exclusively on the subadviser’s credit analysis of the borrower, or in the case of a loan participation, of the intermediary holding the portion of the loan that the Fund has purchased. To the extent the Fund invests in loans of non-U.S. issuers, the risks of investing in non-U.S. issuers are applicable. Loans may not be considered to be “securities” and as a result may not benefit from the protections of the federal securities laws, including anti-fraud protections and those with respect to the use of material non-public information, so that purchasers, such as the Fund, may not have the benefit of these protections. If the Fund is in possession of material non-public information about a borrower as a result of its investment in such borrower’s loan, the Fund may not be able to enter into a transaction with respect to a publicly-traded security of the borrower when it would otherwise be advantageous to do so.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies

PGIM ESG Short Duration Multi-Sector Bond Fund    49

Notes to Financial Statements (unaudited) (continued)

generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non- investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock

50

market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or

PGIM ESG Short Duration Multi-Sector Bond Fund    51

Notes to Financial Statements (unaudited) (continued)

government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had, and future public health epidemics may have, an impact on the Fund’s investments and net asset value and have led and may lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Future public health epidemics may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

New Fund Risk: The Fund recently commenced operations. As a new and relatively small fund, the Fund’s performance may not represent how the Fund is expected to or may perform in the long term if it becomes larger and after it has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition.

Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, and may not employ a successful investment strategy,

52

either of which could result in the Fund being liquidated at any time without shareholder approval and/or at a time that may not be favorable for all shareholders. Such a liquidation could result in transaction costs and have negative tax consequences for shareholders.

Reference Rate Risk: The Fund may be exposed to financial instruments that are tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value.

The United Kingdom’s Financial Conduct Authority announced a phase out of LIBOR such that after June 30, 2023, theovernight, 1-month, 3-month, 6-month and 12-month U.S. dollar LIBOR settings will cease to be published or will no longer be representative. All other LIBOR settings and certain other interbank offered rates, such as the Euro Overnight IndexAverage (“EONIA”), ceased to be published after December 31, 2021. On December 16, 2022, the Federal Reserve Board adopted regulations implementing the Adjustable Interest Rate Act by identifying benchmark rates based on the Secured Overnight Financing Rate that will replace LIBOR in different categories of financial contracts after June 30, 2023. These regulations apply only to contracts governed by U.S. law, among other limitations.

Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Parties to contracts, securities or other instruments using LIBOR may disagree on transition rates or the application of applicable transition regulation, potentially resulting in uncertainty of performance and the possibility of litigation. The Fund may have instruments linked to other interbank offered rates that may also cease to be published in the future.

U.S. Government and Agency Securities Risk: U.S. Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all U.S. Government securities are insured or guaranteed by the full faith and credit of the U.S. Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. Some agency securities carry no guarantee whatsoever and the risk of default associated with these securities would be borne by the Fund. The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. No assurance can be given that the U.S. government would provide financial support to any such issuers if it is not obligated to do so by law. It is possible that these issuers will not have the funds to meet their payment obligations in the future. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

PGIM ESG Short Duration Multi-Sector Bond Fund    53

Notes to Financial Statements (unaudited) (continued)

10.	Recent Regulatory Developments

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments (the “Rule”). Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The Rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the Rule and its impact to the Fund.

54

Liquidity Risk Management Program

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 7-9, 2023, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2022 through December 31, 2022 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

PGIM ESG Short Duration Multi-Sector Bond Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE

655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING

The Board of Directors of the Fund has delegated to the Fund’s subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS Ellen S. Alberding ● Kevin J. Bannon ● Scott E. Benjamin ● Linda W. Bynoe ● Barry H. Evans ● Keith F. Hartstein ● Laurie Simon Hodrick ● Stuart S. Parker ● Brian K. Reid ● Grace C. Torres

OFFICERS

Stuart S. Parker, President ● Scott E. Benjamin, Vice President ● Christian J. Kelly, Chief Financial Officer ● Claudia DiGiacomo, Chief Legal Officer ● Drew Donohue, Chief Compliance Officer ● Russ Shupak, Treasurer and Principal Accounting Officer ● Kelly Florio, Anti-Money Laundering Compliance Officer ● Andrew R. French, Secretary ● Melissa Gonzalez, Assistant Secretary ● Kelly A. Coyne, Assistant Secretary ● Patrick E. McGuinness, Assistant Secretary ● Debra Rubano, Assistant Secretary ● Lana Lomuti, Assistant Treasurer ● Elyse M. McLaughlin, Assistant Treasurer ● Deborah Conway, Assistant Treasurer ● Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISERS	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

	PGIM Limited	Grand Buildings, 1-3 Strand Trafalgar Square London, WC2N 5HR United Kingdom

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 534432 Pittsburgh, PA 15253

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM ESG Short Duration Multi-Sector Bond Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM ESG SHORT DURATION MULTI-SECTOR BOND FUND

SHARE CLASS	A	C	Z	R6

NASDAQ	PGIGX	PGIJX	PGIPX	PGIKX

CUSIP	74440B744	74440B736	74440B728	74440B710

MF250E2

Item 2 – Code of Ethics — Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 – Exhibits

(a)(1)	Code of Ethics – Not required, as this is not an annual filing.
(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.
(a)(2)(1) Any written solicitation to purchase securities under Rule 23c-1 – Not applicable.
(a)(2)(2) Change in the registrant’s independent public accountant – Not applicable.
(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios, Inc. 17

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	June 20, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 20, 2023

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	June 20, 2023